UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03980

Morgan Stanley Institutional Fund Trust

(Exact Name of Registrant as Specified in Charter)

1585 Broadway, New York, New York 10036

(Address of Principal Executive Offices)

John H. Gernon

1585 Broadway, New York, New York 10036

(Name and Address of Agent for Services)

(212) 762-1886

(Registrant’s Telephone Number)

September 30,

Date of Fiscal Year End

September 30, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

TABLE OF CONTENTS

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio A - MIGAX

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio C - MSBOX

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio I - MPFDX

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio L - MGILX

Morgan Stanley Institutional Fund Trust - Discovery Portfolio A - MACGX

Morgan Stanley Institutional Fund Trust - Discovery Portfolio C - MSMFX

Morgan Stanley Institutional Fund Trust - Discovery Portfolio I - MPEGX

Morgan Stanley Institutional Fund Trust - Discovery Portfolio L - MSKLX

Morgan Stanley Institutional Fund Trust - Discovery Portfolio R6 - MMCGX

Morgan Stanley Institutional Fund Trust - Dynamic Value Portfolio A - MAAUX

Morgan Stanley Institutional Fund Trust - Dynamic Value Portfolio C - MAAOX

Morgan Stanley Institutional Fund Trust - Dynamic Value Portfolio I - MAAQX

Morgan Stanley Institutional Fund Trust - Dynamic Value Portfolio R6 - MAADX

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio A - MBAAX

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio C - MSSOX

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio I - MPBAX

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio L - MSDLX

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio R6 - MGPOX

Morgan Stanley Institutional Fund Trust - High Yield Portfolio A - MSYPX

Morgan Stanley Institutional Fund Trust - High Yield Portfolio C - MSHDX

Morgan Stanley Institutional Fund Trust - High Yield Portfolio I - MSYIX

Morgan Stanley Institutional Fund Trust - High Yield Portfolio IR - MRHYX

Morgan Stanley Institutional Fund Trust - High Yield Portfolio L - MSYLX

Morgan Stanley Institutional Fund Trust - High Yield Portfolio R6 - MSHYX

Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio A - MUAIX

Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio Institutional - MUIIX

Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio IR - MULSX

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio

Class A MIGAX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.45%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Corporate Index:

↑ The portfolio’s overall investment grade credit positioning, which benefited from spreads tightening to historical levels.

↑ Overweight to high yield corporate bonds benefited as spreads tightened, particularly the overweight to financial institutions and industrials.

↑ Overweight to investment grade financial institutions, specifically banking and insurance.

↑ Overweight to certain subsectors and security selection within investment grade industrials, specifically energy and consumer cyclical.

↑ Overweight to investment grade utilities, specifically the electric sector.

↑ The portfolio’s duration exposure contributed slightly as interest rates fell during the period despite the volatility.

↓ Underweight to investment grade communications, as spreads tightened.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with maximum sales charge	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate Index
9/14	$9,678	$10,000	$10,000
10/14	$9,749	$10,098	$10,102
11/14	$9,801	$10,152	$10,170
12/14	$9,828	$10,134	$10,177
1/15	$10,066	$10,327	$10,485
2/15	$10,013	$10,267	$10,379
3/15	$10,022	$10,309	$10,412
4/15	$9,952	$10,297	$10,339
5/15	$9,881	$10,279	$10,272
6/15	$9,712	$10,164	$10,083
7/15	$9,731	$10,224	$10,151
8/15	$9,642	$10,194	$10,091
9/15	$9,642	$10,233	$10,166
10/15	$9,749	$10,266	$10,209
11/15	$9,713	$10,229	$10,186
12/15	$9,589	$10,178	$10,107
1/16	$9,525	$10,290	$10,143
2/16	$9,580	$10,363	$10,225
3/16	$10,439	$10,490	$10,508
4/16	$10,622	$10,562	$10,652
5/16	$10,613	$10,570	$10,644
6/16	$10,823	$10,756	$10,884
7/16	$11,000	$10,844	$11,043
8/16	$11,046	$10,856	$11,064
9/16	$11,321	$10,859	$11,037
10/16	$11,231	$10,787	$10,947
11/16	$10,935	$10,544	$10,653
12/16	$11,003	$10,576	$10,725
1/17	$11,077	$10,613	$10,758
2/17	$11,198	$10,695	$10,881
3/17	$11,170	$10,691	$10,856
4/17	$11,281	$10,780	$10,972
5/17	$11,403	$10,863	$11,098
6/17	$11,459	$10,854	$11,132
7/17	$11,552	$10,908	$11,213
8/17	$11,627	$11,002	$11,300
9/17	$11,608	$10,963	$11,281
10/17	$11,646	$10,976	$11,326
11/17	$11,617	$10,960	$11,310
12/17	$11,720	$11,008	$11,413
1/18	$11,625	$10,902	$11,304
2/18	$11,415	$10,799	$11,120
3/18	$11,424	$10,853	$11,148
4/18	$11,307	$10,781	$11,045
5/18	$11,355	$10,840	$11,104
6/18	$11,268	$10,824	$11,040
7/18	$11,391	$10,847	$11,132
8/18	$11,420	$10,900	$11,186
9/18	$11,391	$10,853	$11,147
10/18	$11,199	$10,763	$10,984
11/18	$11,131	$10,811	$10,966
12/18	$11,228	$10,980	$11,127
1/19	$11,522	$11,132	$11,388
2/19	$11,581	$11,144	$11,413
3/19	$11,865	$11,345	$11,699
4/19	$11,965	$11,361	$11,763
5/19	$12,104	$11,535	$11,931
6/19	$12,420	$11,698	$12,223
7/19	$12,511	$11,733	$12,291
8/19	$12,880	$11,998	$12,678
9/19	$12,787	$11,946	$12,595
10/19	$12,864	$11,985	$12,672
11/19	$12,901	$11,982	$12,704
12/19	$12,957	$12,000	$12,744
1/20	$13,249	$12,216	$13,043
2/20	$13,378	$12,399	$13,218
3/20	$12,343	$12,156	$12,281
4/20	$13,006	$12,400	$12,925
5/20	$13,262	$12,516	$13,127
6/20	$13,570	$12,620	$13,385
7/20	$14,010	$12,842	$13,820
8/20	$13,836	$12,768	$13,629
9/20	$13,795	$12,745	$13,590
10/20	$13,763	$12,699	$13,566
11/20	$14,182	$12,865	$13,944
12/20	$14,253	$12,909	$14,004
1/21	$14,050	$12,828	$13,825
2/21	$13,805	$12,663	$13,587
3/21	$13,558	$12,515	$13,353
4/21	$13,675	$12,621	$13,501
5/21	$13,749	$12,669	$13,605
6/21	$14,005	$12,761	$13,827
7/21	$14,175	$12,889	$14,016
8/21	$14,118	$12,881	$13,974
9/21	$13,963	$12,771	$13,827
10/21	$14,002	$12,760	$13,861
11/21	$13,967	$12,776	$13,870
12/21	$13,947	$12,767	$13,858
1/22	$13,502	$12,487	$13,392
2/22	$13,209	$12,317	$13,124
3/22	$12,886	$11,986	$12,793
4/22	$12,170	$11,539	$12,094
5/22	$12,226	$11,603	$12,207
6/22	$11,836	$11,371	$11,865
7/22	$12,231	$11,657	$12,249
8/22	$11,873	$11,354	$11,890
9/22	$11,247	$10,865	$11,265
10/22	$11,107	$10,745	$11,148
11/22	$11,663	$11,146	$11,726
12/22	$11,643	$11,108	$11,674
1/23	$12,134	$11,453	$12,142
2/23	$11,791	$11,171	$11,756
3/23	$12,072	$11,434	$12,083
4/23	$12,170	$11,503	$12,176
5/23	$12,014	$11,384	$11,999
6/23	$12,091	$11,366	$12,049
7/23	$12,146	$11,378	$12,090
8/23	$12,050	$11,309	$11,996
9/23	$11,718	$11,040	$11,676
10/23	$11,479	$10,874	$11,457
11/23	$12,176	$11,363	$12,142
12/23	$12,771	$11,794	$12,669
1/24	$12,771	$11,766	$12,647
2/24	$12,601	$11,625	$12,457
3/24	$12,779	$11,739	$12,618
4/24	$12,463	$11,465	$12,297
5/24	$12,704	$11,655	$12,527
6/24	$12,799	$11,761	$12,607
7/24	$13,091	$12,028	$12,907
8/24	$13,303	$12,205	$13,110
9/24	$13,515	$12,373	$13,343

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	15.34%	1.11%	3.40%
Class A with maximum 3.25% sales charge	11.54%	0.45%	3.06%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
Bloomberg U.S. Corporate Index	14.28%	1.16%	2.93%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$124,472,852
# of Portfolio Holdings	242
Portfolio Turnover Rate	183%
Total Advisory Fees Paid	$113,800

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Sovereign	0.2%
Commercial Mortgage-Backed Securities	1.1%
Investment Companies	1.3%
Short-Term Investments	5.4%
Corporate Bonds	92.0%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	3.3%
Not Rated	1.3%
B	0.5%
BB	1.3%
BBB	45.4%
A	34.8%
AA	10.3%
AAA	3.1%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

MIGAX -TSR-AR

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio

Class C MSBOX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$140	1.31%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Corporate Index:

↑ The portfolio’s overall investment grade credit positioning, which benefited from spreads tightening to historical levels.

↑ Overweight to high yield corporate bonds benefited as spreads tightened, particularly the overweight to financial institutions and industrials.

↑ Overweight to investment grade financial institutions, specifically banking and insurance.

↑ Overweight to certain subsectors and security selection within investment grade industrials, specifically energy and consumer cyclical.

↑ Overweight to investment grade utilities, specifically the electric sector.

↑ The portfolio’s duration exposure contributed slightly as interest rates fell during the period despite the volatility.

↓ Underweight to investment grade communications, as spreads tightened.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate Index
4/15	$10,000	$10,000	$10,000
5/15	$9,929	$10,000	$10,000
6/15	$9,750	$9,871	$9,752
7/15	$9,768	$9,929	$9,818
8/15	$9,669	$9,899	$9,760
9/15	$9,660	$9,938	$9,833
10/15	$9,759	$9,970	$9,874
11/15	$9,714	$9,933	$9,852
12/15	$9,588	$9,884	$9,775
1/16	$9,516	$9,993	$9,810
2/16	$9,570	$10,064	$9,889
3/16	$10,413	$10,187	$10,163
4/16	$10,596	$10,257	$10,303
5/16	$10,578	$10,265	$10,295
6/16	$10,778	$10,445	$10,526
7/16	$10,958	$10,531	$10,680
8/16	$10,985	$10,543	$10,701
9/16	$11,251	$10,545	$10,675
10/16	$11,155	$10,475	$10,588
11/16	$10,851	$10,240	$10,304
12/16	$10,907	$10,270	$10,373
1/17	$10,981	$10,307	$10,405
2/17	$11,101	$10,386	$10,524
3/17	$11,055	$10,383	$10,500
4/17	$11,157	$10,469	$10,612
5/17	$11,268	$10,550	$10,734
6/17	$11,324	$10,541	$10,767
7/17	$11,408	$10,593	$10,845
8/17	$11,473	$10,684	$10,929
9/17	$11,454	$10,647	$10,911
10/17	$11,477	$10,660	$10,955
11/17	$11,439	$10,644	$10,939
12/17	$11,539	$10,690	$11,038
1/18	$11,435	$10,588	$10,933
2/18	$11,227	$10,487	$10,755
3/18	$11,217	$10,540	$10,783
4/18	$11,110	$10,470	$10,683
5/18	$11,139	$10,527	$10,740
6/18	$11,053	$10,512	$10,677
7/18	$11,171	$10,534	$10,766
8/18	$11,190	$10,585	$10,819
9/18	$11,152	$10,540	$10,781
10/18	$10,952	$10,452	$10,623
11/18	$10,885	$10,499	$10,606
12/18	$10,963	$10,663	$10,762
1/19	$11,252	$10,810	$11,015
2/19	$11,290	$10,822	$11,039
3/19	$11,560	$11,017	$11,315
4/19	$11,656	$11,033	$11,377
5/19	$11,782	$11,202	$11,540
6/19	$12,083	$11,360	$11,822
7/19	$12,164	$11,394	$11,888
8/19	$12,516	$11,652	$12,262
9/19	$12,417	$11,601	$12,182
10/19	$12,482	$11,639	$12,256
11/19	$12,510	$11,637	$12,287
12/19	$12,557	$11,654	$12,326
1/20	$12,832	$11,863	$12,615
2/20	$12,949	$12,041	$12,784
3/20	$11,933	$11,806	$11,878
4/20	$12,571	$12,042	$12,501
5/20	$12,813	$12,155	$12,697
6/20	$13,104	$12,256	$12,945
7/20	$13,513	$12,471	$13,366
8/20	$13,336	$12,399	$13,182
9/20	$13,297	$12,377	$13,144
10/20	$13,250	$12,333	$13,121
11/20	$13,647	$12,494	$13,486
12/20	$13,705	$12,537	$13,545
1/21	$13,488	$12,458	$13,371
2/21	$13,250	$12,297	$13,141
3/21	$13,003	$12,154	$12,915
4/21	$13,105	$12,256	$13,058
5/21	$13,167	$12,303	$13,159
6/21	$13,394	$12,393	$13,373
7/21	$13,558	$12,517	$13,556
8/21	$13,493	$12,509	$13,515
9/21	$13,334	$12,402	$13,373
10/21	$13,352	$12,392	$13,406
11/21	$13,318	$12,407	$13,414
12/21	$13,288	$12,399	$13,404
1/22	$12,861	$12,127	$12,952
2/22	$12,571	$11,961	$12,693
3/22	$12,253	$11,640	$12,373
4/22	$11,558	$11,206	$11,697
5/22	$11,604	$11,268	$11,806
6/22	$11,233	$11,043	$11,475
7/22	$11,594	$11,320	$11,847
8/22	$11,255	$11,026	$11,499
9/22	$10,661	$10,551	$10,895
10/22	$10,511	$10,435	$10,782
11/22	$11,034	$10,824	$11,341
12/22	$11,000	$10,788	$11,291
1/23	$11,468	$11,122	$11,743
2/23	$11,134	$10,849	$11,370
3/23	$11,394	$11,104	$11,686
4/23	$11,479	$11,171	$11,776
5/23	$11,312	$11,056	$11,605
6/23	$11,377	$11,038	$11,653
7/23	$11,433	$11,049	$11,693
8/23	$11,333	$10,983	$11,603
9/23	$11,011	$10,721	$11,293
10/23	$10,778	$10,560	$11,081
11/23	$11,431	$11,035	$11,744
12/23	$11,978	$11,454	$12,253
1/24	$11,967	$11,426	$12,232
2/24	$11,809	$11,289	$12,048
3/24	$11,957	$11,400	$12,204
4/24	$11,650	$11,134	$11,893
5/24	$11,868	$11,318	$12,116
6/24	$11,948	$11,422	$12,193
7/24	$12,214	$11,681	$12,484
8/24	$12,393	$11,853	$12,680
9/24	$12,596	$12,015	$12,905

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 4/30/15 (Inception)
Class C	14.39%	0.29%	2.48%
Class C with maximum deferred sales charge	13.39%	0.29%	2.48%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.75%
Bloomberg U.S. Corporate Index	14.28%	1.16%	2.48%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$124,472,852
# of Portfolio Holdings	242
Portfolio Turnover Rate	183%
Total Advisory Fees Paid	$113,800

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Sovereign	0.2%
Commercial Mortgage-Backed Securities	1.1%
Investment Companies	1.3%
Short-Term Investments	5.4%
Corporate Bonds	92.0%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	3.3%
Not Rated	1.3%
B	0.5%
BB	1.3%
BBB	45.4%
A	34.8%
AA	10.3%
AAA	3.1%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

MSBOX -TSR-AR

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio

Class I MPFDX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.20%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Corporate Index:

↑ The portfolio’s overall investment grade credit positioning, which benefited from spreads tightening to historical levels.

↑ Overweight to high yield corporate bonds benefited as spreads tightened, particularly the overweight to financial institutions and industrials.

↑ Overweight to investment grade financial institutions, specifically banking and insurance.

↑ Overweight to certain subsectors and security selection within investment grade industrials, specifically energy and consumer cyclical.

↑ Overweight to investment grade utilities, specifically the electric sector.

↑ The portfolio’s duration exposure contributed slightly as interest rates fell during the period despite the volatility.

↓ Underweight to investment grade communications, as spreads tightened.

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,007,220	$1,009,792	$1,010,237
11/14	$1,012,655	$1,015,242	$1,017,043
12/14	$1,016,317	$1,013,408	$1,017,662
1/15	$1,040,950	$1,032,698	$1,048,535
2/15	$1,036,388	$1,026,679	$1,037,910
3/15	$1,037,300	$1,030,917	$1,041,222
4/15	$1,029,937	$1,029,721	$1,033,931
5/15	$1,023,506	$1,027,919	$1,027,182
6/15	$1,006,049	$1,016,447	$1,008,303
7/15	$1,008,840	$1,022,366	$1,015,109
8/15	$999,584	$1,019,354	$1,009,101
9/15	$999,584	$1,023,344	$1,016,622
10/15	$1,010,760	$1,026,615	$1,020,872
11/15	$1,007,030	$1,022,871	$1,018,639
12/15	$994,908	$1,017,761	$1,010,697
1/16	$988,326	$1,028,996	$1,014,281
2/16	$994,908	$1,036,306	$1,022,471
3/16	$1,083,303	$1,049,006	$1,050,834
4/16	$1,104,131	$1,056,153	$1,065,222
5/16	$1,102,236	$1,056,978	$1,064,398
6/16	$1,124,982	$1,075,586	$1,088,358
7/16	$1,143,994	$1,084,449	$1,104,261
8/16	$1,147,814	$1,085,619	$1,106,423
9/16	$1,177,416	$1,085,877	$1,103,682
10/16	$1,167,825	$1,078,673	$1,094,703
11/16	$1,138,004	$1,054,427	$1,065,336
12/16	$1,144,841	$1,057,560	$1,072,465
1/17	$1,153,566	$1,061,291	$1,075,769
2/17	$1,166,168	$1,069,479	$1,088,108
3/17	$1,163,260	$1,069,121	$1,085,577
4/17	$1,174,958	$1,077,992	$1,097,178
5/17	$1,188,632	$1,086,309	$1,109,793
6/17	$1,194,492	$1,085,388	$1,113,186
7/17	$1,204,331	$1,090,794	$1,121,326
8/17	$1,213,187	$1,100,205	$1,130,033
9/17	$1,212,203	$1,096,333	$1,128,073
10/17	$1,215,162	$1,097,650	$1,132,627
11/17	$1,213,179	$1,095,989	$1,130,977
12/17	$1,223,877	$1,100,820	$1,141,296
1/18	$1,213,894	$1,090,227	$1,130,383
2/18	$1,192,931	$1,079,889	$1,112,034
3/18	$1,193,929	$1,085,336	$1,114,850
4/18	$1,182,639	$1,078,094	$1,104,507
5/18	$1,187,668	$1,083,973	$1,110,424
6/18	$1,179,622	$1,082,401	$1,103,972
7/18	$1,192,753	$1,084,667	$1,113,151
8/18	$1,195,785	$1,090,010	$1,118,648
9/18	$1,192,753	$1,085,340	$1,114,658
10/18	$1,172,355	$1,076,261	$1,098,382
11/18	$1,166,239	$1,081,101	$1,096,552
12/18	$1,176,478	$1,098,015	$1,112,679
1/19	$1,208,358	$1,113,155	$1,138,850
2/19	$1,213,500	$1,114,368	$1,141,319
3/19	$1,244,351	$1,134,491	$1,169,909
4/19	$1,255,784	$1,136,079	$1,176,259
5/19	$1,269,265	$1,153,482	$1,193,115
6/19	$1,303,485	$1,169,797	$1,222,295
7/19	$1,313,905	$1,173,279	$1,229,132
8/19	$1,351,871	$1,199,827	$1,267,786
9/19	$1,343,461	$1,194,629	$1,259,540
10/19	$1,350,826	$1,198,489	$1,267,184
11/19	$1,355,059	$1,198,249	$1,270,375
12/19	$1,361,394	$1,200,035	$1,274,439
1/20	$1,392,142	$1,221,573	$1,304,324
2/20	$1,407,035	$1,239,864	$1,321,775
3/20	$1,297,307	$1,215,645	$1,228,122
4/20	$1,367,499	$1,239,996	$1,292,515
5/20	$1,394,896	$1,251,577	$1,312,733
6/20	$1,427,688	$1,262,020	$1,338,468
7/20	$1,474,383	$1,284,189	$1,381,978
8/20	$1,456,411	$1,276,784	$1,362,922
9/20	$1,453,481	$1,274,483	$1,359,022
10/20	$1,450,568	$1,269,928	$1,356,576
11/20	$1,494,995	$1,286,499	$1,394,370
12/20	$1,501,780	$1,290,942	$1,400,442
1/21	$1,480,439	$1,282,828	$1,382,473
2/21	$1,454,677	$1,266,275	$1,358,655
3/21	$1,428,877	$1,251,539	$1,335,342
4/21	$1,441,394	$1,262,063	$1,350,134
5/21	$1,449,416	$1,266,877	$1,360,507
6/21	$1,476,704	$1,276,113	$1,382,701
7/21	$1,494,961	$1,288,927	$1,401,627
8/21	$1,489,276	$1,288,066	$1,397,386
9/21	$1,474,479	$1,277,067	$1,382,677
10/21	$1,477,892	$1,276,023	$1,386,105
11/21	$1,474,469	$1,277,564	$1,386,959
12/21	$1,472,808	$1,276,703	$1,385,848
1/22	$1,426,930	$1,248,712	$1,339,198
2/22	$1,396,288	$1,231,687	$1,312,412
3/22	$1,362,372	$1,198,643	$1,279,318
4/22	$1,285,782	$1,153,936	$1,209,366
5/22	$1,292,015	$1,160,286	$1,220,656
6/22	$1,252,219	$1,137,100	$1,186,479
7/22	$1,293,280	$1,165,689	$1,224,887
8/22	$1,256,889	$1,135,386	$1,188,969
9/22	$1,190,952	$1,086,469	$1,126,482
10/22	$1,176,489	$1,074,548	$1,114,833
11/22	$1,235,800	$1,114,614	$1,172,562
12/22	$1,233,002	$1,110,828	$1,167,417
1/23	$1,286,347	$1,145,286	$1,214,193
2/23	$1,250,302	$1,117,145	$1,175,570
3/23	$1,280,427	$1,143,352	$1,208,301
4/23	$1,291,107	$1,150,337	$1,217,552
5/23	$1,273,603	$1,138,410	$1,199,919
6/23	$1,282,056	$1,136,641	$1,204,856
7/23	$1,289,513	$1,137,771	$1,209,012
8/23	$1,279,622	$1,130,920	$1,199,619
9/23	$1,244,719	$1,103,953	$1,167,596
10/23	$1,219,735	$1,087,351	$1,145,732
11/23	$1,292,972	$1,136,287	$1,214,225
12/23	$1,356,973	$1,179,403	$1,266,867
1/24	$1,358,242	$1,176,580	$1,264,712
2/24	$1,340,411	$1,162,474	$1,245,701
3/24	$1,358,333	$1,173,887	$1,261,807
4/24	$1,324,917	$1,146,456	$1,229,697
5/24	$1,350,744	$1,165,459	$1,252,731
6/24	$1,361,076	$1,176,114	$1,260,698
7/24	$1,392,438	$1,202,809	$1,290,748
8/24	$1,415,319	$1,220,515	$1,311,047
9/24	$1,439,634	$1,237,255	$1,334,291

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I	15.66%	1.39%	3.71%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
Bloomberg U.S. Corporate Index	14.28%	1.16%	2.93%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$124,472,852
# of Portfolio Holdings	242
Portfolio Turnover Rate	183%
Total Advisory Fees Paid	$113,800

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Sovereign	0.2%
Commercial Mortgage-Backed Securities	1.1%
Investment Companies	1.3%
Short-Term Investments	5.4%
Corporate Bonds	92.0%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	3.3%
Not Rated	1.3%
B	0.5%
BB	1.3%
BBB	45.4%
A	34.8%
AA	10.3%
AAA	3.1%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

MPFDX -TSR-AR

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio

Class L MGILX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$100	0.93%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Corporate Index:

↑ The portfolio’s overall investment grade credit positioning, which benefited from spreads tightening to historical levels.

↑ Overweight to high yield corporate bonds benefited as spreads tightened, particularly the overweight to financial institutions and industrials.

↑ Overweight to investment grade financial institutions, specifically banking and insurance.

↑ Overweight to certain subsectors and security selection within investment grade industrials, specifically energy and consumer cyclical.

↑ Overweight to investment grade utilities, specifically the electric sector.

↑ The portfolio’s duration exposure contributed slightly as interest rates fell during the period despite the volatility.

↓ Underweight to investment grade communications, as spreads tightened.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class L	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate Index
9/14	$10,000	$10,000	$10,000
10/14	$10,066	$10,098	$10,102
11/14	$10,120	$10,152	$10,170
12/14	$10,141	$10,134	$10,177
1/15	$10,387	$10,327	$10,485
2/15	$10,332	$10,267	$10,379
3/15	$10,341	$10,309	$10,412
4/15	$10,262	$10,297	$10,339
5/15	$10,198	$10,279	$10,272
6/15	$10,015	$10,164	$10,083
7/15	$10,037	$10,224	$10,151
8/15	$9,935	$10,194	$10,091
9/15	$9,935	$10,233	$10,166
10/15	$10,048	$10,266	$10,209
11/15	$10,001	$10,229	$10,186
12/15	$9,874	$10,178	$10,107
1/16	$9,800	$10,290	$10,143
2/16	$9,856	$10,363	$10,225
3/16	$10,742	$10,490	$10,508
4/16	$10,932	$10,562	$10,652
5/16	$10,914	$10,570	$10,644
6/16	$11,129	$10,756	$10,884
7/16	$11,309	$10,844	$11,043
8/16	$11,347	$10,856	$11,064
9/16	$11,630	$10,859	$11,037
10/16	$11,526	$10,787	$10,947
11/16	$11,222	$10,544	$10,653
12/16	$11,290	$10,576	$10,725
1/17	$11,367	$10,613	$10,758
2/17	$11,491	$10,695	$10,881
3/17	$11,453	$10,691	$10,856
4/17	$11,569	$10,780	$10,972
5/17	$11,684	$10,863	$11,098
6/17	$11,742	$10,854	$11,132
7/17	$11,829	$10,908	$11,213
8/17	$11,906	$11,002	$11,300
9/17	$11,887	$10,963	$11,281
10/17	$11,914	$10,976	$11,326
11/17	$11,885	$10,960	$11,310
12/17	$11,990	$11,008	$11,413
1/18	$11,882	$10,902	$11,304
2/18	$11,677	$10,799	$11,120
3/18	$11,677	$10,853	$11,148
4/18	$11,557	$10,781	$11,045
5/18	$11,597	$10,840	$11,104
6/18	$11,508	$10,824	$11,040
7/18	$11,636	$10,847	$11,132
8/18	$11,655	$10,900	$11,186
9/18	$11,626	$10,853	$11,147
10/18	$11,414	$10,763	$10,984
11/18	$11,354	$10,811	$10,966
12/18	$11,444	$10,980	$11,127
1/19	$11,744	$11,132	$11,388
2/19	$11,793	$11,144	$11,413
3/19	$12,083	$11,345	$11,699
4/19	$12,185	$11,361	$11,763
5/19	$12,315	$11,535	$11,931
6/19	$12,637	$11,698	$12,223
7/19	$12,729	$11,733	$12,291
8/19	$13,099	$11,998	$12,678
9/19	$13,000	$11,946	$12,595
10/19	$13,073	$11,985	$12,672
11/19	$13,107	$11,982	$12,704
12/19	$13,155	$12,000	$12,744
1/20	$13,442	$12,216	$13,043
2/20	$13,579	$12,399	$13,218
3/20	$12,513	$12,156	$12,281
4/20	$13,192	$12,400	$12,925
5/20	$13,448	$12,516	$13,127
6/20	$13,757	$12,620	$13,385
7/20	$14,188	$12,842	$13,820
8/20	$14,007	$12,768	$13,629
9/20	$13,970	$12,745	$13,590
10/20	$13,933	$12,699	$13,566
11/20	$14,353	$12,865	$13,944
12/20	$14,413	$12,909	$14,004
1/21	$14,198	$12,828	$13,825
2/21	$13,944	$12,663	$13,587
3/21	$13,690	$12,515	$13,353
4/21	$13,814	$12,621	$13,501
5/21	$13,873	$12,669	$13,605
6/21	$14,126	$12,761	$13,827
7/21	$14,304	$12,889	$14,016
8/21	$14,242	$12,881	$13,974
9/21	$14,081	$12,771	$13,827
10/21	$14,104	$12,760	$13,861
11/21	$14,074	$12,776	$13,870
12/21	$14,043	$12,767	$13,858
1/22	$13,595	$12,487	$13,392
2/22	$13,295	$12,317	$13,124
3/22	$12,965	$11,986	$12,793
4/22	$12,239	$11,539	$12,094
5/22	$12,291	$11,603	$12,207
6/22	$11,894	$11,371	$11,865
7/22	$12,276	$11,657	$12,249
8/22	$11,922	$11,354	$11,890
9/22	$11,289	$10,865	$11,265
10/22	$11,143	$10,745	$11,148
11/22	$11,697	$11,146	$11,726
12/22	$11,667	$11,108	$11,674
1/23	$12,160	$11,453	$12,142
2/23	$11,812	$11,171	$11,756
3/23	$12,089	$11,434	$12,083
4/23	$12,182	$11,503	$12,176
5/23	$12,020	$11,384	$11,999
6/23	$12,081	$11,366	$12,049
7/23	$12,143	$11,378	$12,090
8/23	$12,041	$11,309	$11,996
9/23	$11,704	$11,040	$11,676
10/23	$11,461	$10,874	$11,457
11/23	$12,153	$11,363	$12,142
12/23	$12,737	$11,794	$12,669
1/24	$12,737	$11,766	$12,647
2/24	$12,561	$11,625	$12,457
3/24	$12,733	$11,739	$12,618
4/24	$12,400	$11,465	$12,297
5/24	$12,633	$11,655	$12,527
6/24	$12,733	$11,761	$12,607
7/24	$13,018	$12,028	$12,907
8/24	$13,210	$12,205	$13,110
9/24	$13,427	$12,373	$13,343

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class L	14.71%	0.65%	2.99%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
Bloomberg U.S. Corporate Index	14.28%	1.16%	2.93%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$124,472,852
# of Portfolio Holdings	242
Portfolio Turnover Rate	183%
Total Advisory Fees Paid	$113,800

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Sovereign	0.2%
Commercial Mortgage-Backed Securities	1.1%
Investment Companies	1.3%
Short-Term Investments	5.4%
Corporate Bonds	92.0%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	3.3%
Not Rated	1.3%
B	0.5%
BB	1.3%
BBB	45.4%
A	34.8%
AA	10.3%
AAA	3.1%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

MGILX -TSR-AR

Morgan Stanley Institutional Fund Trust - Discovery Portfolio

Class A MACGX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Discovery Portfolio for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	0.98%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell Midcap® Growth Index:

↑ Stock selection in consumer discretionary, led by a position in a leading seller of used cars online in the United States, which was the largest positive contributor in the portfolio.

↑ Stock selection in financials, led by a position in a payments technology services platform.

↑ Stock selection and an average overweight in communication services, led by a holding in a video game platform.

↓ Stock selection in health care, where a position in an underperforming health care services provider was the largest detractor across the portfolio.

↓ Stock selection and an average underweight in industrials, where exposure to the operator of a Southeast Asian super app (an integrated app platform combining multiple services) was the main detractor; the position was sold during the period.

↓ No exposure to utilities.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with maximum sales charge	Russell 3000® Index	Russell Midcap® Growth Index
9/14	$9,474	$10,000	$10,000
10/14	$9,871	$10,275	$10,276
11/14	$9,909	$10,524	$10,614
12/14	$9,721	$10,524	$10,584
1/15	$9,612	$10,231	$10,405
2/15	$10,213	$10,824	$11,122
3/15	$10,003	$10,713	$11,153
4/15	$10,065	$10,762	$11,075
5/15	$9,979	$10,911	$11,206
6/15	$9,945	$10,728	$11,026
7/15	$10,052	$10,908	$11,204
8/15	$9,281	$10,249	$10,553
9/15	$8,867	$9,951	$10,145
10/15	$8,904	$10,736	$10,783
11/15	$9,154	$10,796	$10,807
12/15	$9,126	$10,574	$10,563
1/16	$8,079	$9,978	$9,763
2/16	$7,729	$9,975	$9,916
3/16	$8,248	$10,677	$10,624
4/16	$8,272	$10,743	$10,617
5/16	$8,346	$10,935	$10,791
6/16	$8,429	$10,958	$10,790
7/16	$8,963	$11,393	$11,324
8/16	$8,966	$11,422	$11,291
9/16	$8,856	$11,440	$11,285
10/16	$8,328	$11,192	$10,827
11/16	$8,189	$11,693	$11,297
12/16	$7,881	$11,921	$11,337
1/17	$8,499	$12,145	$11,715
2/17	$8,612	$12,597	$12,052
3/17	$8,859	$12,606	$12,118
4/17	$9,246	$12,739	$12,298
5/17	$9,962	$12,870	$12,592
6/17	$10,023	$12,986	$12,629
7/17	$10,096	$13,231	$12,840
8/17	$10,363	$13,256	$12,931
9/17	$10,260	$13,579	$13,296
10/17	$10,564	$13,876	$13,668
11/17	$10,940	$14,297	$14,125
12/17	$10,946	$14,440	$14,201
1/18	$11,760	$15,201	$15,005
2/18	$11,905	$14,641	$14,534
3/18	$11,852	$14,347	$14,510
4/18	$11,698	$14,402	$14,373
5/18	$12,979	$14,808	$14,911
6/18	$13,378	$14,905	$14,968
7/18	$13,079	$15,400	$15,289
8/18	$14,889	$15,940	$16,171
9/18	$15,119	$15,967	$16,102
10/18	$13,417	$14,791	$14,507
11/18	$13,547	$15,087	$14,877
12/18	$12,238	$13,683	$13,527
1/19	$14,031	$14,858	$15,081
2/19	$15,236	$15,380	$15,965
3/19	$15,471	$15,605	$16,181
4/19	$16,373	$16,228	$16,908
5/19	$16,324	$15,178	$15,936
6/19	$17,441	$16,244	$17,055
7/19	$18,185	$16,485	$17,453
8/19	$17,695	$16,149	$17,135
9/19	$15,785	$16,433	$16,940
10/19	$15,814	$16,786	$17,254
11/19	$17,392	$17,424	$18,112
12/19	$17,072	$17,928	$18,324
1/20	$18,296	$17,908	$18,496
2/20	$18,138	$16,442	$17,220
3/20	$16,006	$14,181	$14,652
4/20	$19,815	$16,059	$16,947
5/20	$23,885	$16,918	$18,649
6/20	$27,161	$17,304	$19,086
7/20	$30,766	$18,287	$20,611
8/20	$32,614	$19,612	$21,172
9/20	$33,917	$18,898	$20,875
10/20	$33,464	$18,490	$20,901
11/20	$39,823	$20,739	$23,708
12/20	$41,290	$21,672	$24,845
1/21	$44,842	$21,576	$24,763
2/21	$45,901	$22,250	$25,185
3/21	$40,367	$23,048	$24,705
4/21	$41,501	$24,236	$26,093
5/21	$39,246	$24,346	$25,694
6/21	$44,293	$24,947	$27,440
7/21	$41,863	$25,369	$27,723
8/21	$42,199	$26,092	$28,618
9/21	$40,031	$24,921	$27,232
10/21	$44,517	$26,607	$29,141
11/21	$41,352	$26,202	$27,910
12/21	$36,256	$27,234	$28,008
1/22	$27,965	$25,631	$24,394
2/22	$27,437	$24,986	$24,097
3/22	$25,967	$25,796	$24,484
4/22	$20,031	$23,481	$21,727
5/22	$16,357	$23,450	$20,886
6/22	$15,132	$21,488	$19,325
7/22	$17,318	$23,504	$21,690
8/22	$17,450	$22,627	$20,980
9/22	$15,471	$20,528	$19,199
10/22	$15,584	$22,212	$20,708
11/22	$14,679	$23,371	$21,834
12/22	$13,228	$22,003	$20,524
1/23	$15,509	$23,518	$22,315
2/23	$14,924	$22,968	$22,095
3/23	$15,452	$23,583	$22,399
4/23	$14,397	$23,834	$22,074
5/23	$15,622	$23,927	$22,088
6/23	$17,167	$25,560	$23,795
7/23	$18,674	$26,477	$24,515
8/23	$16,752	$25,966	$23,707
9/23	$15,848	$24,729	$22,552
10/23	$14,435	$24,073	$21,401
11/23	$16,526	$26,318	$24,012
12/23	$19,353	$27,714	$25,833
1/24	$17,732	$28,021	$25,694
2/24	$20,088	$29,538	$27,625
3/24	$20,841	$30,491	$28,286
4/24	$18,693	$29,149	$26,643
5/24	$18,750	$30,526	$26,927
6/24	$19,428	$31,471	$27,377
7/24	$19,843	$32,056	$27,543
8/24	$21,124	$32,754	$28,227
9/24	$22,368	$33,432	$29,168

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	41.14%	7.22%	8.97%
Class A with maximum 5.25% sales charge	33.67%	6.07%	8.38%
Russell 3000®IndexFootnote Reference1	35.19%	15.26%	12.83%
Russell Midcap® Growth Index	29.34%	11.48%	11.30%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$898,865,646
# of Portfolio Holdings	41
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$4,544,247

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
35.9%
Consumer Discretionary
21.5%
Financials
13.2%
Health Care
12.9%
Communication Services
12.9%
Short-Term Investments
1.9%
Consumer Staples
1.5%
Industrials
0.2%

Value	Value
Industrials	0.2%
Consumer Staples	1.5%
Short-Term Investments	1.9%
Communication Services	12.9%
Health Care	12.9%
Financials	13.2%
Consumer Discretionary	21.5%
Information Technology	35.9%

Top Ten Holdings (% of total investments)Footnote Referencea

DoorDash, Inc., Class A	8.5%
Cloudflare, Inc., Class A	7.5%
Trade Desk, Inc., Class A	7.4%
Affirm Holdings, Inc.	6.8%
Samsara, Inc., Class A	6.8%
ROBLOX Corp., Class A	5.5%
Global-e Online Ltd.	5.3%
Carvana Co.	4.9%
Royalty Pharma PLC, Class A	4.5%
MicroStrategy, Inc., Class A	4.3%
Total	61.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

MACGX -TSR-AR

Morgan Stanley Institutional Fund Trust - Discovery Portfolio

Class C MSMFX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Discovery Portfolio for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$211	1.76%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell Midcap® Growth Index:

↑ Stock selection in consumer discretionary, led by a position in a leading seller of used cars online in the United States, which was the largest positive contributor in the portfolio.

↑ Stock selection in financials, led by a position in a payments technology services platform.

↑ Stock selection and an average overweight in communication services, led by a holding in a video game platform.

↓ Stock selection in health care, where a position in an underperforming health care services provider was the largest detractor across the portfolio.

↓ Stock selection and an average underweight in industrials, where exposure to the operator of a Southeast Asian super app (an integrated app platform combining multiple services) was the main detractor; the position was sold during the period.

↓ No exposure to utilities.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Russell 3000® Index	Russell Midcap® Growth Index
5/17	$10,000	$10,000	$10,000
6/17	$10,052	$10,000	$10,000
7/17	$10,114	$10,280	$10,197
8/17	$10,377	$10,300	$10,269
9/17	$10,264	$10,552	$10,560
10/17	$10,558	$10,782	$10,855
11/17	$10,931	$11,109	$11,218
12/17	$10,924	$11,220	$11,278
1/18	$11,727	$11,812	$11,916
2/18	$11,858	$11,376	$11,542
3/18	$11,804	$11,148	$11,523
4/18	$11,642	$11,190	$11,415
5/18	$12,908	$11,506	$11,842
6/18	$13,287	$11,581	$11,887
7/18	$12,986	$11,966	$12,142
8/18	$14,769	$12,386	$12,842
9/18	$14,993	$12,406	$12,788
10/18	$13,287	$11,493	$11,521
11/18	$13,410	$11,723	$11,815
12/18	$12,107	$10,632	$10,742
1/19	$13,870	$11,545	$11,977
2/19	$15,049	$11,951	$12,679
3/19	$15,267	$12,125	$12,850
4/19	$16,149	$12,609	$13,428
5/19	$16,090	$11,793	$12,656
6/19	$17,179	$12,622	$13,544
7/19	$17,903	$12,809	$13,861
8/19	$17,407	$12,548	$13,608
9/19	$15,525	$12,768	$13,453
10/19	$15,535	$13,043	$13,703
11/19	$17,070	$13,539	$14,384
12/19	$16,746	$13,930	$14,553
1/20	$17,944	$13,915	$14,689
2/20	$17,771	$12,776	$13,676
3/20	$15,675	$11,019	$11,636
4/20	$19,395	$12,478	$13,459
5/20	$23,368	$13,145	$14,811
6/20	$26,547	$13,446	$15,158
7/20	$30,060	$14,209	$16,369
8/20	$31,845	$15,239	$16,814
9/20	$33,100	$14,684	$16,578
10/20	$32,639	$14,367	$16,599
11/20	$38,813	$16,115	$18,828
12/20	$40,220	$16,840	$19,732
1/21	$43,653	$16,765	$19,666
2/21	$44,658	$17,289	$20,002
3/21	$39,254	$17,908	$19,620
4/21	$40,335	$18,832	$20,722
5/21	$38,122	$18,918	$20,406
6/21	$42,992	$19,384	$21,792
7/21	$40,614	$19,712	$22,017
8/21	$40,920	$20,274	$22,728
9/21	$38,796	$19,364	$21,627
10/21	$43,119	$20,674	$23,143
11/21	$40,029	$20,359	$22,165
12/21	$35,085	$21,161	$22,243
1/22	$27,036	$19,916	$19,373
2/22	$26,521	$19,414	$19,138
3/22	$25,078	$20,044	$19,445
4/22	$19,322	$18,245	$17,255
5/22	$15,782	$18,221	$16,587
6/22	$14,576	$16,696	$15,347
7/22	$16,672	$18,263	$17,226
8/22	$16,791	$17,581	$16,661
9/22	$14,873	$15,951	$15,247
10/22	$14,971	$17,259	$16,446
11/22	$14,101	$18,160	$17,340
12/22	$12,697	$17,097	$16,300
1/23	$14,873	$18,274	$17,722
2/23	$14,299	$17,847	$17,547
3/23	$14,793	$18,324	$17,789
4/23	$13,785	$18,519	$17,531
5/23	$14,952	$18,591	$17,542
6/23	$16,415	$19,861	$18,898
7/23	$17,839	$20,573	$19,469
8/23	$15,980	$20,176	$18,828
9/23	$15,130	$19,215	$17,910
10/23	$13,765	$18,705	$16,996
11/23	$15,743	$20,450	$19,070
12/23	$18,432	$21,534	$20,516
1/24	$16,870	$21,773	$20,405
2/24	$19,105	$22,952	$21,939
3/24	$19,797	$23,692	$22,464
4/24	$17,740	$22,649	$21,159
5/24	$17,800	$23,720	$21,385
6/24	$18,432	$24,454	$21,742
7/24	$18,808	$24,908	$21,874
8/24	$20,015	$25,451	$22,417
9/24	$21,182	$25,977	$23,164

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 5/31/17 (Inception)
Class C	40.00%	6.41%	10.78%
Class C with maximum deferred sales charge	39.00%	6.41%	10.78%
Russell 3000®IndexFootnote Reference1	35.19%	15.26%	13.90%
Russell Midcap® Growth Index	29.34%	11.48%	12.14%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$898,865,646
# of Portfolio Holdings	41
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$4,544,247

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Industrials	0.2%
Consumer Staples	1.5%
Short-Term Investments	1.9%
Communication Services	12.9%
Health Care	12.9%
Financials	13.2%
Consumer Discretionary	21.5%
Information Technology	35.9%

Top Ten Holdings (% of total investments)Footnote Referencea

DoorDash, Inc., Class A	8.5%
Cloudflare, Inc., Class A	7.5%
Trade Desk, Inc., Class A	7.4%
Affirm Holdings, Inc.	6.8%
Samsara, Inc., Class A	6.8%
ROBLOX Corp., Class A	5.5%
Global-e Online Ltd.	5.3%
Carvana Co.	4.9%
Royalty Pharma PLC, Class A	4.5%
MicroStrategy, Inc., Class A	4.3%
Total	61.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

MSMFX -TSR-AR

Morgan Stanley Institutional Fund Trust - Discovery Portfolio

Class I MPEGX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Discovery Portfolio for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	0.72%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell Midcap® Growth Index:

↑ Stock selection in consumer discretionary, led by a position in a leading seller of used cars online in the United States, which was the largest positive contributor in the portfolio.

↑ Stock selection in financials, led by a position in a payments technology services platform.

↑ Stock selection and an average overweight in communication services, led by a holding in a video game platform.

↓ Stock selection in health care, where a position in an underperforming health care services provider was the largest detractor across the portfolio.

↓ Stock selection and an average underweight in industrials, where exposure to the operator of a Southeast Asian super app (an integrated app platform combining multiple services) was the main detractor; the position was sold during the period.

↓ No exposure to utilities.

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Russell 3000® Index	Russell Midcap® Growth Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,041,806	$1,027,513	$1,027,611
11/14	$1,046,054	$1,052,414	$1,061,386
12/14	$1,026,390	$1,052,402	$1,058,378
1/15	$1,015,432	$1,023,112	$1,040,546
2/15	$1,079,092	$1,082,351	$1,112,164
3/15	$1,056,916	$1,071,348	$1,115,298
4/15	$1,063,960	$1,076,194	$1,107,469
5/15	$1,055,089	$1,091,079	$1,120,621
6/15	$1,051,697	$1,072,825	$1,102,573
7/15	$1,063,177	$1,090,768	$1,120,440
8/15	$981,776	$1,024,919	$1,055,252
9/15	$938,205	$995,053	$1,014,483
10/15	$942,118	$1,073,648	$1,078,333
11/15	$968,731	$1,079,600	$1,080,688
12/15	$966,264	$1,057,440	$1,056,261
1/16	$855,589	$997,774	$976,302
2/16	$818,993	$997,453	$991,603
3/16	$873,887	$1,067,679	$1,062,378
4/16	$876,544	$1,074,296	$1,061,733
5/16	$884,512	$1,093,516	$1,079,145
6/16	$893,366	$1,095,764	$1,078,979
7/16	$950,622	$1,139,252	$1,132,416
8/16	$951,212	$1,142,158	$1,129,090
9/16	$939,997	$1,143,953	$1,128,525
10/16	$883,922	$1,119,203	$1,082,677
11/16	$869,460	$1,169,290	$1,129,745
12/16	$836,763	$1,192,107	$1,133,669
1/17	$902,862	$1,214,544	$1,171,466
2/17	$915,102	$1,259,715	$1,205,152
3/17	$941,542	$1,260,572	$1,211,830
4/17	$983,160	$1,273,934	$1,229,807
5/17	$1,059,541	$1,286,971	$1,259,172
6/17	$1,065,906	$1,298,586	$1,262,907
7/17	$1,073,740	$1,323,070	$1,284,006
8/17	$1,102,627	$1,325,620	$1,293,066
9/17	$1,091,856	$1,357,949	$1,329,627
10/17	$1,124,660	$1,387,582	$1,366,833
11/17	$1,165,299	$1,429,716	$1,412,518
12/17	$1,166,026	$1,444,006	$1,420,125
1/18	$1,253,322	$1,520,120	$1,500,473
2/18	$1,268,564	$1,464,089	$1,453,375
3/18	$1,263,714	$1,434,699	$1,451,004
4/18	$1,247,779	$1,440,152	$1,437,300
5/18	$1,384,266	$1,480,808	$1,491,058
6/18	$1,427,221	$1,490,492	$1,496,818
7/18	$1,396,044	$1,539,955	$1,528,948
8/18	$1,588,649	$1,594,035	$1,617,075
9/18	$1,614,284	$1,596,674	$1,610,196
10/18	$1,432,763	$1,479,106	$1,450,749
11/18	$1,446,620	$1,508,731	$1,487,651
12/18	$1,307,635	$1,368,314	$1,352,660
1/19	$1,499,410	$1,485,762	$1,508,096
2/19	$1,628,391	$1,538,015	$1,596,525
3/19	$1,653,848	$1,560,473	$1,618,065
4/19	$1,751,433	$1,622,785	$1,690,829
5/19	$1,746,342	$1,517,772	$1,593,556
6/19	$1,865,140	$1,624,375	$1,705,470
7/19	$1,946,602	$1,648,522	$1,745,289
8/19	$1,893,143	$1,614,916	$1,713,499
9/19	$1,690,336	$1,643,259	$1,693,984
10/19	$1,693,731	$1,678,633	$1,725,387
11/19	$1,861,746	$1,742,441	$1,811,227
12/19	$1,828,099	$1,792,752	$1,832,444
1/20	$1,960,584	$1,790,794	$1,849,591
2/20	$1,943,428	$1,644,176	$1,722,049
3/20	$1,715,630	$1,418,072	$1,465,223
4/20	$2,124,522	$1,605,882	$1,694,665
5/20	$2,562,008	$1,691,762	$1,864,902
6/20	$2,912,759	$1,730,439	$1,908,613
7/20	$3,300,682	$1,828,699	$2,061,093
8/20	$3,499,886	$1,961,178	$2,117,165
9/20	$3,639,996	$1,889,770	$2,087,518
10/20	$3,592,339	$1,848,982	$2,090,077
11/20	$4,275,732	$2,073,917	$2,370,814
12/20	$4,434,285	$2,167,218	$2,484,547
1/21	$4,816,887	$2,157,579	$2,476,250
2/21	$4,931,770	$2,225,019	$2,518,539
3/21	$4,337,865	$2,304,770	$2,470,503
4/21	$4,461,980	$2,423,579	$2,609,313
5/21	$4,219,905	$2,434,642	$2,569,438
6/21	$4,762,523	$2,494,678	$2,744,040
7/21	$4,503,010	$2,536,865	$2,772,303
8/21	$4,540,962	$2,609,210	$2,861,787
9/21	$4,308,119	$2,492,141	$2,723,187
10/21	$4,792,269	$2,660,670	$2,914,123
11/21	$4,452,748	$2,620,172	$2,790,996
12/21	$3,905,574	$2,723,350	$2,800,785
1/22	$3,012,911	$2,563,119	$2,439,360
2/22	$2,956,168	$2,498,556	$2,409,748
3/22	$2,799,779	$2,579,600	$2,448,437
4/22	$2,158,999	$2,348,100	$2,172,744
5/22	$1,763,183	$2,344,952	$2,088,640
6/22	$1,631,705	$2,148,777	$1,932,509
7/22	$1,866,981	$2,350,370	$2,169,002
8/22	$1,882,204	$2,262,656	$2,097,957
9/22	$1,669,072	$2,052,842	$1,919,889
10/22	$1,681,528	$2,221,188	$2,070,778
11/22	$1,584,650	$2,337,125	$2,183,435
12/22	$1,429,645	$2,200,278	$2,052,389
1/23	$1,674,608	$2,351,818	$2,231,486
2/23	$1,612,329	$2,296,849	$2,209,455
3/23	$1,669,072	$2,358,265	$2,239,893
4/23	$1,555,586	$2,383,391	$2,207,448
5/23	$1,689,832	$2,392,664	$2,208,812
6/23	$1,855,909	$2,556,048	$2,379,534
7/23	$2,019,218	$2,647,674	$2,451,536
8/23	$1,811,622	$2,596,564	$2,370,712
9/23	$1,714,743	$2,472,879	$2,255,228
10/23	$1,561,122	$2,407,326	$2,140,147
11/23	$1,788,094	$2,631,805	$2,401,241
12/23	$2,096,720	$2,771,401	$2,583,277
1/24	$1,920,956	$2,802,116	$2,569,360
2/24	$2,175,607	$2,953,796	$2,762,542
3/24	$2,257,261	$3,049,077	$2,828,599
4/24	$2,024,754	$2,914,913	$2,664,326
5/24	$2,033,057	$3,052,634	$2,692,727
6/24	$2,106,408	$3,147,135	$2,737,707
7/24	$2,152,079	$3,205,637	$2,754,299
8/24	$2,290,477	$3,275,420	$2,822,729
9/24	$2,427,490	$3,343,175	$2,916,789

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I	41.57%	7.51%	9.27%
Russell 3000®IndexFootnote Reference1	35.19%	15.26%	12.83%
Russell Midcap® Growth Index	29.34%	11.48%	11.30%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$898,865,646
# of Portfolio Holdings	41
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$4,544,247

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Industrials	0.2%
Consumer Staples	1.5%
Short-Term Investments	1.9%
Communication Services	12.9%
Health Care	12.9%
Financials	13.2%
Consumer Discretionary	21.5%
Information Technology	35.9%

Top Ten Holdings (% of total investments)Footnote Referencea

DoorDash, Inc., Class A	8.5%
Cloudflare, Inc., Class A	7.5%
Trade Desk, Inc., Class A	7.4%
Affirm Holdings, Inc.	6.8%
Samsara, Inc., Class A	6.8%
ROBLOX Corp., Class A	5.5%
Global-e Online Ltd.	5.3%
Carvana Co.	4.9%
Royalty Pharma PLC, Class A	4.5%
MicroStrategy, Inc., Class A	4.3%
Total	61.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

MPEGX -TSR-AR

Morgan Stanley Institutional Fund Trust - Discovery Portfolio

Class L MSKLX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Discovery Portfolio for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$182	1.51%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell Midcap® Growth Index:

↑ Stock selection in consumer discretionary, led by a position in a leading seller of used cars online in the United States, which was the largest positive contributor in the portfolio.

↑ Stock selection in financials, led by a position in a payments technology services platform.

↑ Stock selection and an average overweight in communication services, led by a holding in a video game platform.

↓ Stock selection in health care, where a position in an underperforming health care services provider was the largest detractor across the portfolio.

↓ Stock selection and an average underweight in industrials, where exposure to the operator of a Southeast Asian super app (an integrated app platform combining multiple services) was the main detractor; the position was sold during the period.

↓ No exposure to utilities.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class L	Russell 3000® Index	Russell Midcap® Growth Index
9/14	$10,000	$10,000	$10,000
10/14	$10,412	$10,275	$10,276
11/14	$10,445	$10,524	$10,614
12/14	$10,245	$10,524	$10,584
1/15	$10,125	$10,231	$10,405
2/15	$10,755	$10,824	$11,122
3/15	$10,526	$10,713	$11,153
4/15	$10,590	$10,762	$11,075
5/15	$10,493	$10,911	$11,206
6/15	$10,454	$10,728	$11,026
7/15	$10,563	$10,908	$11,204
8/15	$9,746	$10,249	$10,553
9/15	$9,306	$9,951	$10,145
10/15	$9,342	$10,736	$10,783
11/15	$9,598	$10,796	$10,807
12/15	$9,566	$10,574	$10,563
1/16	$8,464	$9,978	$9,763
2/16	$8,098	$9,975	$9,916
3/16	$8,636	$10,677	$10,624
4/16	$8,655	$10,743	$10,617
5/16	$8,728	$10,935	$10,791
6/16	$8,808	$10,958	$10,790
7/16	$9,362	$11,393	$11,324
8/16	$9,359	$11,422	$11,291
9/16	$9,238	$11,440	$11,285
10/16	$8,684	$11,192	$10,827
11/16	$8,534	$11,693	$11,297
12/16	$8,209	$11,921	$11,337
1/17	$8,848	$12,145	$11,715
2/17	$8,961	$12,597	$12,052
3/17	$9,210	$12,606	$12,118
4/17	$9,612	$12,739	$12,298
5/17	$10,353	$12,870	$12,592
6/17	$10,404	$12,986	$12,629
7/17	$10,472	$13,231	$12,840
8/17	$10,749	$13,256	$12,931
9/17	$10,630	$13,579	$13,296
10/17	$10,941	$13,876	$13,668
11/17	$11,332	$14,297	$14,125
12/17	$11,324	$14,440	$14,201
1/18	$12,167	$15,201	$15,005
2/18	$12,306	$14,641	$14,534
3/18	$12,254	$14,347	$14,510
4/18	$12,089	$14,402	$14,373
5/18	$13,409	$14,808	$14,911
6/18	$13,808	$14,905	$14,968
7/18	$13,504	$15,400	$15,289
8/18	$15,354	$15,940	$16,171
9/18	$15,597	$15,967	$16,102
10/18	$13,825	$14,791	$14,507
11/18	$13,956	$15,087	$14,877
12/18	$12,613	$13,683	$13,527
1/19	$14,449	$14,858	$15,081
2/19	$15,681	$15,380	$15,965
3/19	$15,920	$15,605	$16,181
4/19	$16,844	$16,228	$16,908
5/19	$16,775	$15,178	$15,936
6/19	$17,916	$16,244	$17,055
7/19	$18,680	$16,485	$17,453
8/19	$18,155	$16,149	$17,135
9/19	$16,205	$16,433	$16,940
10/19	$16,217	$16,786	$17,254
11/19	$17,824	$17,424	$18,112
12/19	$17,498	$17,928	$18,324
1/20	$18,738	$17,908	$18,496
2/20	$18,562	$16,442	$17,220
3/20	$16,379	$14,181	$14,652
4/20	$20,274	$16,059	$16,947
5/20	$24,440	$16,918	$18,649
6/20	$27,770	$17,304	$19,086
7/20	$31,436	$18,287	$20,611
8/20	$33,310	$19,612	$21,172
9/20	$34,631	$18,898	$20,875
10/20	$34,146	$18,490	$20,901
11/20	$40,616	$20,739	$23,708
12/20	$42,103	$21,672	$24,845
1/21	$45,704	$21,576	$24,763
2/21	$46,774	$22,250	$25,185
3/21	$41,108	$23,048	$24,705
4/21	$42,253	$24,236	$26,093
5/21	$39,948	$24,346	$25,694
6/21	$45,056	$24,947	$27,440
7/21	$42,570	$25,369	$27,723
8/21	$42,916	$26,092	$28,618
9/21	$40,686	$24,921	$27,232
10/21	$45,222	$26,607	$29,141
11/21	$41,997	$26,202	$27,910
12/21	$36,814	$27,234	$28,008
1/22	$28,381	$25,631	$24,394
2/22	$27,825	$24,986	$24,097
3/22	$26,335	$25,796	$24,484
4/22	$20,301	$23,481	$21,727
5/22	$16,564	$23,450	$20,886
6/22	$15,327	$21,488	$19,325
7/22	$17,523	$23,504	$21,690
8/22	$17,649	$22,627	$20,980
9/22	$15,655	$20,528	$19,199
10/22	$15,756	$22,212	$20,708
11/22	$14,822	$23,371	$21,834
12/22	$13,357	$22,003	$20,524
1/23	$15,655	$23,518	$22,315
2/23	$15,049	$22,968	$22,095
3/23	$15,579	$23,583	$22,399
4/23	$14,519	$23,834	$22,074
5/23	$15,756	$23,927	$22,088
6/23	$17,296	$25,560	$23,795
7/23	$18,786	$26,477	$24,515
8/23	$16,842	$25,966	$23,707
9/23	$15,933	$24,729	$22,552
10/23	$14,493	$24,073	$21,401
11/23	$16,614	$26,318	$24,012
12/23	$19,442	$27,714	$25,833
1/24	$17,801	$28,021	$25,694
2/24	$20,149	$29,538	$27,625
3/24	$20,907	$30,491	$28,286
4/24	$18,735	$29,149	$26,643
5/24	$18,786	$30,526	$26,927
6/24	$19,467	$31,471	$27,377
7/24	$19,871	$32,056	$27,543
8/24	$21,134	$32,754	$28,227
9/24	$22,396	$33,432	$29,168

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class L	40.57%	6.69%	8.40%
Russell 3000®IndexFootnote Reference1	35.19%	15.26%	12.83%
Russell Midcap® Growth Index	29.34%	11.48%	11.30%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$898,865,646
# of Portfolio Holdings	41
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$4,544,247

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Industrials	0.2%
Consumer Staples	1.5%
Short-Term Investments	1.9%
Communication Services	12.9%
Health Care	12.9%
Financials	13.2%
Consumer Discretionary	21.5%
Information Technology	35.9%

Top Ten Holdings (% of total investments)Footnote Referencea

DoorDash, Inc., Class A	8.5%
Cloudflare, Inc., Class A	7.5%
Trade Desk, Inc., Class A	7.4%
Affirm Holdings, Inc.	6.8%
Samsara, Inc., Class A	6.8%
ROBLOX Corp., Class A	5.5%
Global-e Online Ltd.	5.3%
Carvana Co.	4.9%
Royalty Pharma PLC, Class A	4.5%
MicroStrategy, Inc., Class A	4.3%
Total	61.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

MSKLX -TSR-AR

Morgan Stanley Institutional Fund Trust - Discovery Portfolio

Class R6 MMCGX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Discovery Portfolio for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$74	0.61%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell Midcap® Growth Index:

↑ Stock selection in consumer discretionary, led by a position in a leading seller of used cars online in the United States, which was the largest positive contributor in the portfolio.

↑ Stock selection in financials, led by a position in a payments technology services platform.

↑ Stock selection and an average overweight in communication services, led by a holding in a video game platform.

↓ Stock selection in health care, where a position in an underperforming health care services provider was the largest detractor across the portfolio.

↓ Stock selection and an average underweight in industrials, where exposure to the operator of a Southeast Asian super app (an integrated app platform combining multiple services) was the main detractor; the position was sold during the period.

↓ No exposure to utilities.

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Russell 3000® Index	Russell Midcap® Growth Index
9/14	$5,000,000	$5,000,000	$5,000,000
10/14	$5,210,938	$5,137,566	$5,138,057
11/14	$5,232,143	$5,262,069	$5,306,931
12/14	$5,134,494	$5,262,010	$5,291,890
1/15	$5,079,719	$5,115,560	$5,202,729
2/15	$5,399,239	$5,411,756	$5,560,819
3/15	$5,288,385	$5,356,740	$5,576,492
4/15	$5,324,902	$5,380,970	$5,537,347
5/15	$5,280,560	$5,455,396	$5,603,105
6/15	$5,263,606	$5,364,125	$5,512,863
7/15	$5,322,294	$5,453,842	$5,602,199
8/15	$4,915,395	$5,124,596	$5,276,258
9/15	$4,698,903	$4,975,266	$5,072,415
10/15	$4,719,770	$5,368,239	$5,391,663
11/15	$4,852,795	$5,397,998	$5,403,438
12/15	$4,840,474	$5,287,202	$5,281,303
1/16	$4,287,403	$4,988,870	$4,881,508
2/16	$4,104,521	$4,987,263	$4,958,017
3/16	$4,380,319	$5,338,397	$5,311,888
4/16	$4,393,593	$5,371,482	$5,308,663
5/16	$4,434,888	$5,467,580	$5,395,723
6/16	$4,480,609	$5,478,822	$5,394,896
7/16	$4,765,256	$5,696,260	$5,662,080
8/16	$4,768,206	$5,710,790	$5,645,449
9/16	$4,710,686	$5,719,767	$5,642,626
10/16	$4,431,939	$5,596,017	$5,413,383
11/16	$4,359,671	$5,846,451	$5,648,723
12/16	$4,196,542	$5,960,533	$5,668,347
1/17	$4,528,555	$6,072,722	$5,857,329
2/17	$4,589,586	$6,298,576	$6,025,759
3/17	$4,721,415	$6,302,861	$6,059,148
4/17	$4,928,923	$6,369,670	$6,149,034
5/17	$5,312,202	$6,434,857	$6,295,862
6/17	$5,346,380	$6,492,928	$6,314,535
7/17	$5,385,440	$6,615,352	$6,420,028
8/17	$5,529,475	$6,628,098	$6,465,331
9/17	$5,475,767	$6,789,743	$6,648,136
10/17	$5,639,332	$6,937,910	$6,834,166
11/17	$5,841,957	$7,148,580	$7,062,589
12/17	$5,847,887	$7,220,030	$7,100,624
1/18	$6,285,531	$7,600,601	$7,502,365
2/18	$6,361,344	$7,320,446	$7,266,873
3/18	$6,337,222	$7,173,495	$7,255,018
4/18	$6,257,963	$7,200,759	$7,186,501
5/18	$6,943,720	$7,404,039	$7,455,290
6/18	$7,157,373	$7,452,460	$7,484,091
7/18	$7,002,302	$7,699,777	$7,644,742
8/18	$7,970,633	$7,970,176	$8,085,376
9/18	$8,098,135	$7,983,369	$8,050,978
10/18	$7,184,941	$7,395,532	$7,253,744
11/18	$7,257,308	$7,543,654	$7,438,253
12/18	$6,563,333	$6,841,571	$6,763,299
1/19	$7,523,821	$7,428,810	$7,540,479
2/19	$8,172,572	$7,690,075	$7,982,625
3/19	$8,303,164	$7,802,364	$8,090,326
4/19	$8,787,621	$8,113,927	$8,454,147
5/19	$8,766,558	$7,588,860	$7,967,782
6/19	$9,364,756	$8,121,876	$8,527,351
7/19	$9,769,172	$8,242,608	$8,726,444
8/19	$9,503,774	$8,074,580	$8,567,493
9/19	$8,484,309	$8,216,296	$8,469,920
10/19	$8,501,160	$8,393,167	$8,626,933
11/19	$9,352,118	$8,712,206	$9,056,136
12/19	$9,185,824	$8,963,761	$9,162,222
1/20	$9,847,354	$8,953,970	$9,247,954
2/20	$9,762,300	$8,220,879	$8,610,246
3/20	$8,618,798	$7,090,362	$7,326,116
4/20	$10,674,267	$8,029,411	$8,473,325
5/20	$12,871,494	$8,458,811	$9,324,509
6/20	$14,638,725	$8,652,195	$9,543,065
7/20	$16,585,515	$9,143,496	$10,305,464
8/20	$17,587,261	$9,805,891	$10,585,825
9/20	$18,296,044	$9,448,848	$10,437,591
10/20	$18,055,058	$9,244,912	$10,450,387
11/20	$21,490,291	$10,369,585	$11,854,068
12/20	$22,290,534	$10,836,092	$12,422,734
1/21	$24,210,730	$10,787,894	$12,381,251
2/21	$24,794,917	$11,125,094	$12,592,695
3/21	$21,807,945	$11,523,849	$12,352,514
4/21	$22,432,771	$12,117,894	$13,046,567
5/21	$21,218,678	$12,173,212	$12,847,188
6/21	$23,951,656	$12,473,390	$13,720,199
7/21	$22,651,206	$12,684,323	$13,861,514
8/21	$22,844,241	$13,046,052	$14,308,935
9/21	$21,675,868	$12,460,703	$13,615,933
10/21	$24,114,212	$13,303,352	$14,570,616
11/21	$22,407,371	$13,100,858	$13,954,979
12/21	$19,657,892	$13,616,752	$14,003,927
1/22	$15,172,839	$12,815,595	$12,196,800
2/22	$14,886,559	$12,492,779	$12,048,738
3/22	$14,095,881	$12,897,998	$12,242,186
4/22	$10,871,823	$11,740,502	$10,863,720
5/22	$8,881,495	$11,724,761	$10,443,201
6/22	$8,220,325	$10,743,883	$9,662,543
7/22	$9,406,342	$11,751,852	$10,845,010
8/22	$9,481,320	$11,313,282	$10,489,786
9/22	$8,411,178	$10,264,211	$9,599,447
10/22	$8,472,524	$11,105,938	$10,353,890
11/22	$7,981,758	$11,685,626	$10,917,177
12/22	$7,204,713	$11,001,392	$10,261,945
1/23	$8,438,443	$11,759,088	$11,157,428
2/23	$8,124,898	$11,484,246	$11,047,277
3/23	$8,411,178	$11,791,325	$11,199,467
4/23	$7,845,435	$11,916,954	$11,037,242
5/23	$8,513,421	$11,963,320	$11,044,059
6/23	$9,358,629	$12,780,241	$11,897,672
7/23	$10,176,572	$13,238,371	$12,257,681
8/23	$9,133,694	$12,982,821	$11,853,560
9/23	$8,649,745	$12,364,394	$11,276,142
10/23	$7,872,699	$12,036,630	$10,700,736
11/23	$9,024,635	$13,159,025	$12,006,206
12/23	$10,578,727	$13,857,005	$12,916,386
1/24	$9,692,622	$14,010,578	$12,846,800
2/24	$10,974,066	$14,768,978	$13,812,711
3/24	$11,389,853	$15,245,387	$14,142,997
4/24	$10,217,469	$14,574,564	$13,321,630
5/24	$10,258,366	$15,263,169	$13,463,636
6/24	$10,626,440	$15,735,677	$13,688,533
7/24	$10,858,191	$16,028,187	$13,771,494
8/24	$11,560,258	$16,377,100	$14,113,647
9/24	$12,255,509	$16,715,874	$14,583,945

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6	41.69%	7.63%	9.38%
Russell 3000®IndexFootnote Reference1	35.19%	15.26%	12.83%
Russell Midcap® Growth Index	29.34%	11.48%	11.30%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$898,865,646
# of Portfolio Holdings	41
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$4,544,247

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Industrials	0.2%
Consumer Staples	1.5%
Short-Term Investments	1.9%
Communication Services	12.9%
Health Care	12.9%
Financials	13.2%
Consumer Discretionary	21.5%
Information Technology	35.9%

Top Ten Holdings (% of total investments)Footnote Referencea

DoorDash, Inc., Class A	8.5%
Cloudflare, Inc., Class A	7.5%
Trade Desk, Inc., Class A	7.4%
Affirm Holdings, Inc.	6.8%
Samsara, Inc., Class A	6.8%
ROBLOX Corp., Class A	5.5%
Global-e Online Ltd.	5.3%
Carvana Co.	4.9%
Royalty Pharma PLC, Class A	4.5%
MicroStrategy, Inc., Class A	4.3%
Total	61.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

MMCGX -TSR-AR

Morgan Stanley Institutional Fund Trust - Dynamic Value Portfolio

Class A MAAUX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Dynamic Value Portfolio for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	0.88%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index:

↓ The portfolio’s systematic security selection process detracted from performance as hopes of efficiency gains from artificial intelligence (AI) continued to benefit expensive Growth stocks.

↓ The portfolio’s dynamic allocation consisting of an average overweight in a portfolio of Value stocks versus an underweight in a portfolio of expensive stocks detracted from performance as hopes of efficiency gains from AI continued to benefit expensive Growth stocks.

↓ The Fund’s exposure to deep Value stocks and stocks with smaller market capitalizations also weighed on security selection and dynamic allocation performance.

↑ There were no material positive contributors to relative performance in the period.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with maximum sales charge	Russell 1000® Index	Russell 1000® Value Index
3/21	$9,479	$10,000	$10,000
3/21	$9,498	$10,000	$10,000
4/21	$9,763	$10,674	$10,471
5/21	$10,227	$10,724	$10,716
6/21	$9,848	$10,993	$10,593
7/21	$9,829	$11,221	$10,677
8/21	$10,000	$11,546	$10,889
9/21	$9,877	$11,016	$10,510
10/21	$10,009	$11,780	$11,044
11/21	$9,716	$11,622	$10,655
12/21	$10,461	$12,093	$11,327
1/22	$10,738	$11,411	$11,063
2/22	$10,768	$11,098	$10,935
3/22	$10,976	$11,472	$11,243
4/22	$10,550	$10,450	$10,609
5/22	$11,351	$10,434	$10,815
6/22	$10,046	$9,560	$9,870
7/22	$10,778	$10,450	$10,525
8/22	$10,303	$10,049	$10,211
9/22	$9,117	$9,119	$9,316
10/22	$10,323	$9,851	$10,271
11/22	$11,114	$10,384	$10,913
12/22	$10,501	$9,780	$10,473
1/23	$11,671	$10,436	$11,016
2/23	$11,132	$10,187	$10,627
3/23	$10,196	$10,509	$10,578
4/23	$10,185	$10,640	$10,738
5/23	$9,687	$10,689	$10,324
6/23	$10,572	$11,411	$11,009
7/23	$11,254	$11,804	$11,397
8/23	$10,857	$11,597	$11,089
9/23	$10,389	$11,052	$10,661
10/23	$9,819	$10,785	$10,285
11/23	$10,613	$11,792	$11,061
12/23	$11,646	$12,374	$11,674
1/24	$11,418	$12,547	$11,686
2/24	$11,501	$13,224	$12,117
3/24	$12,279	$13,648	$12,722
4/24	$11,615	$13,068	$12,179
5/24	$12,030	$13,683	$12,565
6/24	$11,573	$14,136	$12,447
7/24	$12,465	$14,342	$13,083
8/24	$12,455	$14,682	$13,434
9/24	$12,455	$14,996	$13,621

Average Annual Total Returns (%)

AATR	1 Year	Since 3/19/21 (Inception)
Class A	19.89%	8.03%
Class A with maximum 5.25% sales charge	13.55%	6.41%
Russell 1000®IndexFootnote Reference1	35.68%	12.15%
Russell 1000® Value Index	27.76%	9.14%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$9,919,429
# of Portfolio Holdings	201
Portfolio Turnover Rate	207%
Total Advisory Fees Paid	$148,390

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials 21.0%
Health Care 15.2%
Industrials 14.4%
Information Technology 8.9%
Consumer Staples 7.9%
Energy 6.4%
Consumer Discretionary 6.2%
Real Estate 4.8%
Utilities 4.8%
Materials 4.5%
Communication Services 4.1%
Short-term Investments 1.8%

Value	Value
Short-term Investments	1.8%
Communication Services	4.1%
Materials	4.5%
Utilities	4.8%
Real Estate	4.8%
Consumer Discretionary	6.2%
Energy	6.4%
Consumer Staples	7.9%
Information Technology	8.9%
Industrials	14.4%
Health Care	15.2%
Financials	21.0%

Top Ten Holdings (% of total investments)Footnote Referencea

AT&T, Inc.	1.8%
Bank OZK	1.0%
Kimberly-Clark Corp.	0.9%
East West Bancorp, Inc.	0.9%
FNB Corp.	0.9%
Reynolds Consumer Products, Inc.	0.9%
Huntington Bancshares, Inc.	0.9%
Webster Financial Corp.	0.9%
Zions Bancorp NA	0.9%
First Citizens BancShares, Inc.	0.9%
Total	10.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

MAAUX -TSR-AR

Morgan Stanley Institutional Fund Trust - Dynamic Value Portfolio

Class C MAAOX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Dynamic Value Portfolio for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$179	1.63%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index:

↓ The portfolio’s systematic security selection process detracted from performance as hopes of efficiency gains from artificial intelligence (AI) continued to benefit expensive Growth stocks.

↓ The portfolio’s dynamic allocation consisting of an average overweight in a portfolio of Value stocks versus an underweight in a portfolio of expensive stocks detracted from performance as hopes of efficiency gains from AI continued to benefit expensive Growth stocks.

↓ The Fund’s exposure to deep Value stocks and stocks with smaller market capitalizations also weighed on security selection and dynamic allocation performance.

↑ There were no material positive contributors to relative performance in the period.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Russell 1000® Index	Russell 1000® Value Index
3/21	$10,000	$10,000	$10,000
3/21	$10,020	$10,000	$10,000
4/21	$10,300	$10,674	$10,471
5/21	$10,770	$10,724	$10,716
6/21	$10,370	$10,993	$10,593
7/21	$10,340	$11,221	$10,677
8/21	$10,520	$11,546	$10,889
9/21	$10,380	$11,016	$10,510
10/21	$10,510	$11,780	$11,044
11/21	$10,200	$11,622	$10,655
12/21	$10,974	$12,093	$11,327
1/22	$11,255	$11,411	$11,063
2/22	$11,286	$11,098	$10,935
3/22	$11,494	$11,472	$11,243
4/22	$11,036	$10,450	$10,609
5/22	$11,879	$10,434	$10,815
6/22	$10,505	$9,560	$9,870
7/22	$11,255	$10,450	$10,525
8/22	$10,755	$10,049	$10,211
9/22	$9,516	$9,119	$9,316
10/22	$10,765	$9,851	$10,271
11/22	$11,577	$10,384	$10,913
12/22	$10,964	$9,780	$10,473
1/23	$12,173	$10,436	$11,016
2/23	$11,596	$10,187	$10,627
3/23	$10,622	$10,509	$10,578
4/23	$10,601	$10,640	$10,738
5/23	$10,077	$10,689	$10,324
6/23	$10,997	$11,411	$11,009
7/23	$11,692	$11,804	$11,397
8/23	$11,275	$11,597	$11,089
9/23	$10,783	$11,052	$10,661
10/23	$10,184	$10,785	$10,285
11/23	$10,997	$11,792	$11,061
12/23	$12,066	$12,374	$11,674
1/24	$11,820	$12,547	$11,686
2/24	$11,895	$13,224	$12,117
3/24	$12,687	$13,648	$12,722
4/24	$11,991	$13,068	$12,179
5/24	$12,419	$13,683	$12,565
6/24	$11,938	$14,136	$12,447
7/24	$12,847	$14,342	$13,083
8/24	$12,826	$14,682	$13,434
9/24	$12,836	$14,996	$13,621

Average Annual Total Returns (%)

AATR	1 Year	Since 3/19/21 (Inception)
Class C	19.05%	7.32%
Class C with maximum deferred sales charge	18.05%	7.32%
Russell 1000®IndexFootnote Reference1	35.68%	12.15%
Russell 1000® Value Index	27.76%	9.14%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$9,919,429
# of Portfolio Holdings	201
Portfolio Turnover Rate	207%
Total Advisory Fees Paid	$148,390

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-term Investments	1.8%
Communication Services	4.1%
Materials	4.5%
Utilities	4.8%
Real Estate	4.8%
Consumer Discretionary	6.2%
Energy	6.4%
Consumer Staples	7.9%
Information Technology	8.9%
Industrials	14.4%
Health Care	15.2%
Financials	21.0%

Top Ten Holdings (% of total investments)Footnote Referencea

AT&T, Inc.	1.8%
Bank OZK	1.0%
Kimberly-Clark Corp.	0.9%
East West Bancorp, Inc.	0.9%
FNB Corp.	0.9%
Reynolds Consumer Products, Inc.	0.9%
Huntington Bancshares, Inc.	0.9%
Webster Financial Corp.	0.9%
Zions Bancorp NA	0.9%
First Citizens BancShares, Inc.	0.9%
Total	10.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

MAAOX -TSR-AR

Morgan Stanley Institutional Fund Trust - Dynamic Value Portfolio

Class I MAAQX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Dynamic Value Portfolio for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$58	0.53%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index:

↓ The portfolio’s systematic security selection process detracted from performance as hopes of efficiency gains from artificial intelligence (AI) continued to benefit expensive Growth stocks.

↓ The portfolio’s dynamic allocation consisting of an average overweight in a portfolio of Value stocks versus an underweight in a portfolio of expensive stocks detracted from performance as hopes of efficiency gains from AI continued to benefit expensive Growth stocks.

↓ The Fund’s exposure to deep Value stocks and stocks with smaller market capitalizations also weighed on security selection and dynamic allocation performance.

↑ There were no material positive contributors to relative performance in the period.

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Russell 1000® Index	Russell 1000® Value Index
3/21	$1,000,000	$1,000,000	$1,000,000
3/21	$1,002,000	$1,000,000	$1,000,000
4/21	$1,031,000	$1,067,359	$1,047,108
5/21	$1,079,000	$1,072,426	$1,071,552
6/21	$1,040,000	$1,099,298	$1,059,281
7/21	$1,039,000	$1,122,134	$1,067,747
8/21	$1,057,000	$1,154,611	$1,088,922
9/21	$1,044,000	$1,101,575	$1,051,019
10/21	$1,058,000	$1,178,011	$1,104,387
11/21	$1,028,000	$1,162,208	$1,065,468
12/21	$1,107,290	$1,209,284	$1,132,685
1/22	$1,136,567	$1,141,104	$1,106,300
2/22	$1,140,749	$1,109,791	$1,093,462
3/22	$1,162,707	$1,147,241	$1,124,330
4/22	$1,117,746	$1,044,975	$1,060,913
5/22	$1,203,485	$1,043,387	$1,081,537
6/22	$1,065,466	$956,003	$987,041
7/22	$1,142,841	$1,045,045	$1,052,494
8/22	$1,092,652	$1,004,919	$1,021,135
9/22	$968,226	$911,936	$931,594
10/22	$1,095,789	$985,074	$1,027,111
11/22	$1,180,482	$1,038,364	$1,091,297
12/22	$1,116,379	$977,985	$1,047,305
1/23	$1,240,181	$1,043,554	$1,101,576
2/23	$1,183,124	$1,018,722	$1,062,736
3/23	$1,084,082	$1,050,947	$1,057,842
4/23	$1,084,082	$1,063,970	$1,073,780
5/23	$1,031,331	$1,068,925	$1,032,367
6/23	$1,124,991	$1,141,118	$1,100,944
7/23	$1,197,119	$1,180,359	$1,139,659
8/23	$1,156,211	$1,159,711	$1,108,892
9/23	$1,106,690	$1,105,209	$1,066,100
10/23	$1,046,403	$1,078,497	$1,028,486
11/23	$1,131,450	$1,179,224	$1,106,085
12/23	$1,242,086	$1,237,437	$1,167,354
1/24	$1,217,860	$1,254,694	$1,168,563
2/24	$1,226,670	$1,322,450	$1,211,671
3/24	$1,309,255	$1,364,844	$1,272,248
4/24	$1,238,782	$1,306,766	$1,217,903
5/24	$1,283,929	$1,368,302	$1,256,511
6/24	$1,236,580	$1,413,588	$1,244,691
7/24	$1,331,278	$1,434,160	$1,308,322
8/24	$1,330,177	$1,468,154	$1,343,418
9/24	$1,332,379	$1,499,564	$1,362,057

Average Annual Total Returns (%)

AATR	1 Year	Since 3/19/21 (Inception)
Class I	20.39%	8.46%
Russell 1000®IndexFootnote Reference1	35.68%	12.15%
Russell 1000® Value Index	27.76%	9.14%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$9,919,429
# of Portfolio Holdings	201
Portfolio Turnover Rate	207%
Total Advisory Fees Paid	$148,390

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-term Investments	1.8%
Communication Services	4.1%
Materials	4.5%
Utilities	4.8%
Real Estate	4.8%
Consumer Discretionary	6.2%
Energy	6.4%
Consumer Staples	7.9%
Information Technology	8.9%
Industrials	14.4%
Health Care	15.2%
Financials	21.0%

Top Ten Holdings (% of total investments)Footnote Referencea

AT&T, Inc.	1.8%
Bank OZK	1.0%
Kimberly-Clark Corp.	0.9%
East West Bancorp, Inc.	0.9%
FNB Corp.	0.9%
Reynolds Consumer Products, Inc.	0.9%
Huntington Bancshares, Inc.	0.9%
Webster Financial Corp.	0.9%
Zions Bancorp NA	0.9%
First Citizens BancShares, Inc.	0.9%
Total	10.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

MAAQX -TSR-AR

Morgan Stanley Institutional Fund Trust - Dynamic Value Portfolio

Class R6 MAADX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Dynamic Value Portfolio for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$53	0.48%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index:

↓ The portfolio’s systematic security selection process detracted from performance as hopes of efficiency gains from artificial intelligence (AI) continued to benefit expensive Growth stocks.

↓ The portfolio’s dynamic allocation consisting of an average overweight in a portfolio of Value stocks versus an underweight in a portfolio of expensive stocks detracted from performance as hopes of efficiency gains from AI continued to benefit expensive Growth stocks.

↓ The Fund’s exposure to deep Value stocks and stocks with smaller market capitalizations also weighed on security selection and dynamic allocation performance.

↑ There were no material positive contributors to relative performance in the period.

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Russell 1000® Index	Russell 1000® Value Index
3/21	$5,000,000	$5,000,000	$5,000,000
3/21	$5,010,000	$5,000,000	$5,000,000
4/21	$5,155,000	$5,336,794	$5,235,540
5/21	$5,395,000	$5,362,128	$5,357,760
6/21	$5,200,000	$5,496,488	$5,296,406
7/21	$5,195,000	$5,610,671	$5,338,736
8/21	$5,285,000	$5,773,057	$5,444,611
9/21	$5,220,000	$5,507,877	$5,255,095
10/21	$5,295,000	$5,890,053	$5,521,935
11/21	$5,140,000	$5,811,041	$5,327,342
12/21	$5,537,010	$6,046,420	$5,663,425
1/22	$5,683,408	$5,705,521	$5,531,501
2/22	$5,704,322	$5,548,953	$5,467,312
3/22	$5,814,122	$5,736,204	$5,621,649
4/22	$5,589,295	$5,224,876	$5,304,567
5/22	$6,018,034	$5,216,934	$5,407,686
6/22	$5,327,869	$4,780,016	$4,935,206
7/22	$5,714,780	$5,225,224	$5,262,472
8/22	$5,463,810	$5,024,595	$5,105,674
9/22	$4,836,387	$4,559,682	$4,657,972
10/22	$5,479,496	$4,925,369	$5,135,555
11/22	$5,897,778	$5,191,821	$5,456,484
12/22	$5,577,547	$4,889,925	$5,236,524
1/23	$6,202,059	$5,217,769	$5,507,882
2/23	$5,916,722	$5,093,609	$5,313,680
3/23	$5,421,418	$5,254,737	$5,289,210
4/23	$5,421,418	$5,319,848	$5,368,902
5/23	$5,157,615	$5,344,627	$5,161,834
6/23	$5,631,384	$5,705,591	$5,504,720
7/23	$5,992,094	$5,901,796	$5,698,293
8/23	$5,782,128	$5,798,557	$5,544,459
9/23	$5,534,477	$5,526,047	$5,330,502
10/23	$5,232,988	$5,392,486	$5,142,430
11/23	$5,658,303	$5,896,120	$5,530,426
12/23	$6,211,498	$6,187,186	$5,836,771
1/24	$6,095,755	$6,273,472	$5,842,814
2/24	$6,139,848	$6,612,248	$6,058,354
3/24	$6,553,213	$6,824,218	$6,361,240
4/24	$6,200,475	$6,533,832	$6,089,516
5/24	$6,426,447	$6,841,508	$6,282,554
6/24	$6,183,940	$7,067,941	$6,223,457
7/24	$6,663,443	$7,170,800	$6,541,611
8/24	$6,691,001	$7,340,772	$6,717,089
9/24	$6,674,466	$7,497,821	$6,810,287

Average Annual Total Returns (%)

AATR	1 Year	Since 3/19/21 (Inception)
Class R6	20.60%	8.52%
Russell 1000®IndexFootnote Reference1	35.68%	12.15%
Russell 1000® Value Index	27.76%	9.14%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$9,919,429
# of Portfolio Holdings	201
Portfolio Turnover Rate	207%
Total Advisory Fees Paid	$148,390

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-term Investments	1.8%
Communication Services	4.1%
Materials	4.5%
Utilities	4.8%
Real Estate	4.8%
Consumer Discretionary	6.2%
Energy	6.4%
Consumer Staples	7.9%
Information Technology	8.9%
Industrials	14.4%
Health Care	15.2%
Financials	21.0%

Top Ten Holdings (% of total investments)Footnote Referencea

AT&T, Inc.	1.8%
Bank OZK	1.0%
Kimberly-Clark Corp.	0.9%
East West Bancorp, Inc.	0.9%
FNB Corp.	0.9%
Reynolds Consumer Products, Inc.	0.9%
Huntington Bancshares, Inc.	0.9%
Webster Financial Corp.	0.9%
Zions Bancorp NA	0.9%
First Citizens BancShares, Inc.	0.9%
Total	10.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

MAADX -TSR-AR

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Class A MBAAX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	0.96%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Index:

↓ Overweight U.S. Value stocks vs. U.S. expensive stocks as expensive high-growth stocks outperformed Value stocks on hopes of efficiency gains from increasing artificial intelligence adoption.

↓ Underweight U.S. cyclical stocks vs. U.S. defensive stocks as fears of recession declined.

↓ Overweight VIX Roll Harvesting Strategy as the market volatility declined unexpectedly.

↑ Overweight South African 10-year bonds vs. U.S. 10-year Treasury bonds and South African banks vs. emerging markets equities as our thesis of a recovery in the South African economy materialized.

↑ Directional overweight in U.S. 10-year Treasury inflation-protected securities (TIPS) as investors’ expectations of additional interest rate cuts increased in 2024.

↑ Overweight European Union (EMU) banks vs. EMU equities as our thesis of falling inflation and an economic recovery in the eurozone has played out.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with maximum sales charge	MSCI All Country World Index	Customized MSIM Global Allocation Index
9/14	$9,473	$10,000	$10,000
10/14	$9,456	$10,070	$10,034
11/14	$9,523	$10,239	$10,095
12/14	$9,371	$10,041	$9,917
1/15	$9,305	$9,884	$9,788
2/15	$9,560	$10,435	$10,105
3/15	$9,394	$10,273	$9,962
4/15	$9,549	$10,571	$10,196
5/15	$9,430	$10,557	$10,121
6/15	$9,193	$10,309	$9,974
7/15	$9,258	$10,398	$9,977
8/15	$8,860	$9,685	$9,567
9/15	$8,605	$9,334	$9,358
10/15	$9,003	$10,067	$9,808
11/15	$8,896	$9,984	$9,675
12/15	$8,763	$9,804	$9,569
1/16	$8,508	$9,213	$9,237
2/16	$8,436	$9,149	$9,258
3/16	$8,953	$9,827	$9,758
4/16	$9,102	$9,972	$9,916
5/16	$9,030	$9,985	$9,885
6/16	$8,971	$9,924	$9,942
7/16	$9,209	$10,352	$10,190
8/16	$9,250	$10,387	$10,188
9/16	$9,292	$10,451	$10,256
10/16	$9,108	$10,273	$10,067
11/16	$9,084	$10,351	$10,000
12/16	$9,224	$10,575	$10,125
1/17	$9,373	$10,864	$10,333
2/17	$9,511	$11,169	$10,525
3/17	$9,637	$11,305	$10,591
4/17	$9,805	$11,482	$10,722
5/17	$9,978	$11,735	$10,910
6/17	$10,032	$11,789	$10,936
7/17	$10,212	$12,118	$11,193
8/17	$10,236	$12,164	$11,263
9/17	$10,374	$12,399	$11,353
10/17	$10,481	$12,657	$11,477
11/17	$10,631	$12,902	$11,661
12/17	$10,724	$13,110	$11,790
1/18	$11,074	$13,850	$12,246
2/18	$10,781	$13,268	$11,894
3/18	$10,762	$12,984	$11,792
4/18	$10,737	$13,108	$11,784
5/18	$10,622	$13,124	$11,757
6/18	$10,584	$13,053	$11,698
7/18	$10,775	$13,447	$11,901
8/18	$10,737	$13,552	$11,963
9/18	$10,756	$13,611	$11,953
10/18	$10,266	$12,591	$11,362
11/18	$10,380	$12,776	$11,476
12/18	$10,022	$11,876	$11,083
1/19	$10,589	$12,813	$11,676
2/19	$10,705	$13,156	$11,837
3/19	$10,829	$13,322	$11,985
4/19	$11,032	$13,771	$12,214
5/19	$10,698	$12,954	$11,845
6/19	$11,192	$13,803	$12,416
7/19	$11,141	$13,843	$12,424
8/19	$11,011	$13,515	$12,348
9/19	$11,120	$13,799	$12,453
10/19	$11,338	$14,177	$12,691
11/19	$11,468	$14,523	$12,839
12/19	$11,792	$15,034	$13,140
1/20	$11,585	$14,868	$13,120
2/20	$10,950	$13,667	$12,519
3/20	$9,725	$11,822	$11,393
4/20	$10,470	$13,089	$12,215
5/20	$10,810	$13,658	$12,555
6/20	$11,061	$14,094	$12,840
7/20	$11,556	$14,840	$13,411
8/20	$11,984	$15,748	$13,896
9/20	$11,748	$15,240	$13,607
10/20	$11,578	$14,870	$13,414
11/20	$12,656	$16,703	$14,503
12/20	$13,113	$17,478	$14,985
1/21	$13,084	$17,399	$14,892
2/21	$13,315	$17,802	$14,996
3/21	$13,494	$18,277	$15,121
4/21	$13,867	$19,076	$15,594
5/21	$14,181	$19,373	$15,798
6/21	$14,032	$19,628	$15,867
7/21	$14,069	$19,764	$16,017
8/21	$14,196	$20,258	$16,231
9/21	$13,830	$19,421	$15,714
10/21	$14,114	$20,413	$16,180
11/21	$13,867	$19,921	$15,927
12/21	$14,207	$20,718	$16,300
1/22	$13,869	$19,701	$15,686
2/22	$13,604	$19,192	$15,369
3/22	$13,532	$19,607	$15,381
4/22	$12,590	$18,038	$14,306
5/22	$12,767	$18,059	$14,331
6/22	$11,762	$16,537	$13,422
7/22	$12,317	$17,692	$14,099
8/22	$11,762	$17,040	$13,565
9/22	$10,788	$15,409	$12,507
10/22	$11,182	$16,339	$12,926
11/22	$12,035	$17,606	$13,770
12/22	$11,792	$16,913	$13,475
1/23	$12,544	$18,126	$14,231
2/23	$12,075	$17,606	$13,798
3/23	$12,367	$18,149	$14,227
4/23	$12,439	$18,410	$14,375
5/23	$12,205	$18,213	$14,170
6/23	$12,658	$19,270	$14,663
7/23	$12,997	$19,976	$15,026
8/23	$12,698	$19,418	$14,692
9/23	$12,229	$18,615	$14,156
10/23	$11,970	$18,055	$13,833
11/23	$12,852	$19,721	$14,878
12/23	$13,434	$20,669	$15,554
1/24	$13,337	$20,790	$15,523
2/24	$13,547	$21,682	$15,844
3/24	$13,830	$22,363	$16,178
4/24	$13,418	$21,625	$15,694
5/24	$13,879	$22,503	$16,159
6/24	$14,008	$23,004	$16,384
7/24	$14,364	$23,375	$16,724
8/24	$14,655	$23,969	$17,137
9/24	$14,922	$24,526	$17,492

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	22.02%	6.06%	4.65%
Class A with maximum 5.25% sales charge	15.60%	4.92%	4.08%
MSCI All Country World Index	31.76%	12.19%	9.39%
Customized MSIM Global Allocation IndexFootnote Reference1	23.57%	7.03%	5.75%
Footnote	Description
Footnote[1]	The Customized MSIM Global Allocation Index is a performance linked benchmark comprised of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Index for periods after May 31, 2017. Prior to May 31, 2017, the Customized MSIM Global Allocation Index consisted of 60% MSCI All Country World Index, 30% Bloomberg Global Aggregate Index, 5% S&P GSCI Light Energy Index and 5% ICE BofA U.S. Dollar 1-Month LIBID Average Index.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$614,052,374
# of Portfolio Holdings	1,531
Portfolio Turnover Rate	93%
Total Advisory Fees Paid	$2,496,863

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

United States
64.1%
Germany
3.8%
United Kingdom
3.8%
France
3.8%
Canada
3.4%
China
2.9%
Japan
2.1%
Spain
2.1%
South Africa
2.0%
Australia
1.9%
Other
10.1%

Value	Value
Other	10.1%
Australia	1.9%
South Africa	2.0%
Spain	2.1%
Japan	2.1%
China	2.9%
Canada	3.4%
France	3.8%
United Kingdom	3.8%
Germany	3.8%
United States	64.1%

Top Ten Holdings (% of total investments)Footnote Referencea

U.S. Treasury Securities	6.9%
China Government Bonds, 3.130%, 11/21/2029	2.6%
Uniform Mortgage-Backed Security, TBA, 5.500%, 10/1/2054	2.2%
Apple, Inc.	1.8%
Microsoft Corp.	1.6%
Bundesrepublik Deutschland Bundesanleihe, 0.000%, 8/15/2031	1.6%
NVIDIA Corp.	1.6%
Federal National Mortgage Association, 3.000%, 6/1/2052	1.4%
Brazil Notas do Tesouro Nacional, 10.000%, 1/1/2029	1.1%
U.K. Gilts, 0.875%, 7/31/2033	1.1%
Total	12.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

MBAAX -TSR-AR

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Class C MSSOX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$198	1.79%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Index:

↓ Overweight U.S. Value stocks vs. U.S. expensive stocks as expensive high-growth stocks outperformed Value stocks on hopes of efficiency gains from increasing artificial intelligence adoption.

↓ Underweight U.S. cyclical stocks vs. U.S. defensive stocks as fears of recession declined.

↓ Overweight VIX Roll Harvesting Strategy as the market volatility declined unexpectedly.

↑ Overweight South African 10-year bonds vs. U.S. 10-year Treasury bonds and South African banks vs. emerging markets equities as our thesis of a recovery in the South African economy materialized.

↑ Directional overweight in U.S. 10-year Treasury inflation-protected securities (TIPS) as investors’ expectations of additional interest rate cuts increased in 2024.

↑ Overweight European Union (EMU) banks vs. EMU equities as our thesis of falling inflation and an economic recovery in the eurozone has played out.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI All Country World Index	Customized MSIM Global Allocation Index
4/15	$10,000	$10,000	$10,000
5/15	$9,875	$10,000	$10,000
6/15	$9,626	$9,752	$9,783
7/15	$9,682	$9,837	$9,786
8/15	$9,264	$9,162	$9,383
9/15	$8,989	$8,830	$9,178
10/15	$9,401	$9,523	$9,619
11/15	$9,283	$9,445	$9,489
12/15	$9,137	$9,274	$9,386
1/16	$8,868	$8,715	$9,059
2/16	$8,787	$8,655	$9,080
3/16	$9,318	$9,296	$9,571
4/16	$9,468	$9,434	$9,725
5/16	$9,387	$9,446	$9,696
6/16	$9,318	$9,388	$9,751
7/16	$9,561	$9,793	$9,994
8/16	$9,599	$9,826	$9,993
9/16	$9,630	$9,886	$10,059
10/16	$9,430	$9,718	$9,874
11/16	$9,399	$9,792	$9,808
12/16	$9,543	$10,004	$9,930
1/17	$9,686	$10,277	$10,134
2/17	$9,824	$10,566	$10,323
3/17	$9,942	$10,695	$10,388
4/17	$10,111	$10,861	$10,516
5/17	$10,286	$11,101	$10,701
6/17	$10,336	$11,152	$10,726
7/17	$10,511	$11,463	$10,978
8/17	$10,529	$11,507	$11,047
9/17	$10,667	$11,730	$11,135
10/17	$10,773	$11,973	$11,257
11/17	$10,917	$12,205	$11,438
12/17	$11,002	$12,402	$11,564
1/18	$11,357	$13,101	$12,011
2/18	$11,048	$12,551	$11,665
3/18	$11,021	$12,283	$11,565
4/18	$10,988	$12,400	$11,557
5/18	$10,870	$12,415	$11,531
6/18	$10,817	$12,348	$11,473
7/18	$11,008	$12,720	$11,673
8/18	$10,955	$12,820	$11,733
9/18	$10,969	$12,876	$11,723
10/18	$10,461	$11,911	$11,144
11/18	$10,573	$12,086	$11,255
12/18	$10,208	$11,234	$10,871
1/19	$10,777	$12,121	$11,452
2/19	$10,882	$12,446	$11,609
3/19	$11,001	$12,602	$11,755
4/19	$11,204	$13,028	$11,979
5/19	$10,852	$12,255	$11,618
6/19	$11,353	$13,057	$12,177
7/19	$11,294	$13,095	$12,185
8/19	$11,151	$12,785	$12,111
9/19	$11,249	$13,054	$12,214
10/19	$11,466	$13,411	$12,448
11/19	$11,586	$13,738	$12,592
12/19	$11,912	$14,222	$12,888
1/20	$11,691	$14,065	$12,868
2/20	$11,044	$12,929	$12,279
3/20	$9,803	$11,184	$11,174
4/20	$10,549	$12,382	$11,980
5/20	$10,884	$12,920	$12,314
6/20	$11,128	$13,333	$12,594
7/20	$11,615	$14,038	$13,154
8/20	$12,041	$14,897	$13,629
9/20	$11,790	$14,417	$13,346
10/20	$11,615	$14,067	$13,156
11/20	$12,688	$15,800	$14,225
12/20	$13,135	$16,534	$14,698
1/21	$13,096	$16,459	$14,606
2/21	$13,318	$16,840	$14,708
3/21	$13,494	$17,290	$14,831
4/21	$13,853	$18,046	$15,295
5/21	$14,159	$18,327	$15,495
6/21	$13,998	$18,568	$15,563
7/21	$14,029	$18,696	$15,710
8/21	$14,143	$19,164	$15,920
9/21	$13,769	$18,372	$15,412
10/21	$14,044	$19,310	$15,869
11/21	$13,792	$18,845	$15,621
12/21	$14,116	$19,599	$15,988
1/22	$13,770	$18,637	$15,385
2/22	$13,499	$18,155	$15,074
3/22	$13,417	$18,548	$15,086
4/22	$12,480	$17,064	$14,031
5/22	$12,644	$17,084	$14,056
6/22	$11,641	$15,644	$13,165
7/22	$12,184	$16,736	$13,828
8/22	$11,625	$16,120	$13,305
9/22	$10,655	$14,577	$12,267
10/22	$11,041	$15,456	$12,677
11/22	$11,871	$16,655	$13,506
12/22	$11,627	$16,000	$13,216
1/23	$12,361	$17,147	$13,958
2/23	$11,891	$16,655	$13,533
3/23	$12,171	$17,169	$13,954
4/23	$12,229	$17,416	$14,099
5/23	$11,990	$17,229	$13,898
6/23	$12,427	$18,229	$14,382
7/23	$12,757	$18,897	$14,738
8/23	$12,452	$18,369	$14,410
9/23	$11,981	$17,609	$13,884
10/23	$11,717	$17,080	$13,567
11/23	$12,584	$18,656	$14,592
12/23	$13,145	$19,552	$15,255
1/24	$13,038	$19,667	$15,225
2/24	$13,227	$20,511	$15,540
3/24	$13,500	$21,155	$15,867
4/24	$13,087	$20,457	$15,393
5/24	$13,524	$21,288	$15,849
6/24	$13,640	$21,762	$16,070
7/24	$13,978	$22,113	$16,403
8/24	$14,251	$22,674	$16,808
9/24	$14,498	$23,201	$17,157

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 4/30/15 (Inception)
Class C	21.01%	5.21%	4.02%
Class C with maximum deferred sales charge	20.01%	5.21%	4.02%
MSCI All Country World Index	31.76%	12.19%	9.35%
Customized MSIM Global Allocation IndexFootnote Reference1	23.57%	7.03%	5.90%
Footnote	Description
Footnote[1]	The Customized MSIM Global Allocation Index is a performance linked benchmark comprised of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Index for periods after May 31, 2017. Prior to May 31, 2017, the Customized MSIM Global Allocation Index consisted of 60% MSCI All Country World Index, 30% Bloomberg Global Aggregate Index, 5% S&P GSCI Light Energy Index and 5% ICE BofA U.S. Dollar 1-Month LIBID Average Index.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$614,052,374
# of Portfolio Holdings	1,531
Portfolio Turnover Rate	93%
Total Advisory Fees Paid	$2,496,863

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	10.1%
Australia	1.9%
South Africa	2.0%
Spain	2.1%
Japan	2.1%
China	2.9%
Canada	3.4%
France	3.8%
United Kingdom	3.8%
Germany	3.8%
United States	64.1%

Top Ten Holdings (% of total investments)Footnote Referencea

U.S. Treasury Securities	6.9%
China Government Bonds, 3.130%, 11/21/2029	2.6%
Uniform Mortgage-Backed Security, TBA, 5.500%, 10/1/2054	2.2%
Apple, Inc.	1.8%
Microsoft Corp.	1.6%
Bundesrepublik Deutschland Bundesanleihe, 0.000%, 8/15/2031	1.6%
NVIDIA Corp.	1.6%
Federal National Mortgage Association, 3.000%, 6/1/2052	1.4%
Brazil Notas do Tesouro Nacional, 10.000%, 1/1/2029	1.1%
U.K. Gilts, 0.875%, 7/31/2033	1.1%
Total	12.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

MSSOX -TSR-AR

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Class I MPBAX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77	0.69%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Index:

↓ Overweight U.S. Value stocks vs. U.S. expensive stocks as expensive high-growth stocks outperformed Value stocks on hopes of efficiency gains from increasing artificial intelligence adoption.

↓ Underweight U.S. cyclical stocks vs. U.S. defensive stocks as fears of recession declined.

↓ Overweight VIX Roll Harvesting Strategy as the market volatility declined unexpectedly.

↑ Overweight South African 10-year bonds vs. U.S. 10-year Treasury bonds and South African banks vs. emerging markets equities as our thesis of a recovery in the South African economy materialized.

↑ Directional overweight in U.S. 10-year Treasury inflation-protected securities (TIPS) as investors’ expectations of additional interest rate cuts increased in 2024.

↑ Overweight European Union (EMU) banks vs. EMU equities as our thesis of falling inflation and an economic recovery in the eurozone has played out.

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI All Country World Index	Customized MSIM Global Allocation Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$998,823	$1,007,043	$1,003,425
11/14	$1,006,474	$1,023,889	$1,009,482
12/14	$990,031	$1,004,127	$991,745
1/15	$983,780	$988,432	$978,754
2/15	$1,010,656	$1,043,460	$1,010,486
3/15	$993,781	$1,027,288	$996,167
4/15	$1,010,031	$1,057,098	$1,019,570
5/15	$998,156	$1,055,718	$1,012,073
6/15	$973,155	$1,030,863	$997,434
7/15	$980,030	$1,039,816	$997,744
8/15	$938,154	$968,536	$956,665
9/15	$911,278	$933,447	$935,799
10/15	$954,405	$1,006,706	$980,760
11/15	$943,154	$998,395	$967,473
12/15	$929,165	$980,390	$956,922
1/16	$902,260	$921,262	$923,667
2/16	$894,752	$914,921	$925,815
3/16	$950,439	$982,726	$975,782
4/16	$966,708	$997,232	$991,566
5/16	$958,573	$998,492	$988,530
6/16	$952,942	$992,443	$994,157
7/16	$978,596	$1,035,214	$1,018,976
8/16	$983,601	$1,038,695	$1,018,817
9/16	$987,981	$1,045,061	$1,025,568
10/16	$967,959	$1,027,323	$1,006,695
11/16	$966,082	$1,035,131	$1,000,028
12/16	$980,985	$1,057,491	$1,012,472
1/17	$997,440	$1,086,406	$1,033,277
2/17	$1,011,996	$1,116,881	$1,052,489
3/17	$1,025,920	$1,130,545	$1,059,110
4/17	$1,043,641	$1,148,164	$1,072,165
5/17	$1,062,628	$1,173,519	$1,091,002
6/17	$1,068,324	$1,178,855	$1,093,596
7/17	$1,087,944	$1,211,800	$1,119,288
8/17	$1,091,108	$1,216,443	$1,126,296
9/17	$1,106,298	$1,239,945	$1,135,294
10/17	$1,117,690	$1,265,692	$1,147,721
11/17	$1,134,145	$1,290,194	$1,166,150
12/17	$1,144,540	$1,310,994	$1,179,046
1/18	$1,182,309	$1,384,956	$1,224,577
2/18	$1,150,610	$1,326,790	$1,189,373
3/18	$1,149,261	$1,298,388	$1,179,160
4/18	$1,146,563	$1,310,787	$1,178,362
5/18	$1,135,097	$1,312,423	$1,175,669
6/18	$1,131,051	$1,305,316	$1,169,758
7/18	$1,151,959	$1,344,680	$1,190,143
8/18	$1,147,912	$1,355,245	$1,196,252
9/18	$1,149,935	$1,361,143	$1,195,251
10/18	$1,098,003	$1,259,140	$1,136,168
11/18	$1,110,143	$1,277,556	$1,147,559
12/18	$1,072,511	$1,187,572	$1,108,343
1/19	$1,133,511	$1,281,342	$1,167,602
2/19	$1,146,637	$1,315,614	$1,183,651
3/19	$1,159,764	$1,332,159	$1,198,510
4/19	$1,182,156	$1,377,141	$1,221,372
5/19	$1,145,865	$1,295,450	$1,184,517
6/19	$1,199,915	$1,380,276	$1,241,559
7/19	$1,194,510	$1,384,320	$1,242,362
8/19	$1,180,612	$1,351,481	$1,234,784
9/19	$1,192,966	$1,379,918	$1,245,349
10/19	$1,216,903	$1,417,685	$1,269,117
11/19	$1,230,801	$1,452,292	$1,283,856
12/19	$1,266,034	$1,503,435	$1,313,977
1/20	$1,244,030	$1,486,828	$1,311,978
2/20	$1,176,445	$1,366,737	$1,251,927
3/20	$1,044,419	$1,182,223	$1,139,298
4/20	$1,125,364	$1,308,869	$1,221,474
5/20	$1,162,300	$1,365,793	$1,255,491
6/20	$1,189,805	$1,409,434	$1,284,022
7/20	$1,243,244	$1,483,974	$1,341,148
8/20	$1,289,610	$1,574,801	$1,389,581
9/20	$1,263,677	$1,524,025	$1,360,699
10/20	$1,246,388	$1,486,978	$1,341,373
11/20	$1,362,696	$1,670,267	$1,450,334
12/20	$1,412,024	$1,747,816	$1,498,530
1/21	$1,409,635	$1,739,867	$1,489,161
2/21	$1,434,323	$1,780,169	$1,499,605
3/21	$1,454,233	$1,827,716	$1,512,098
4/21	$1,494,850	$1,907,628	$1,559,406
5/21	$1,529,095	$1,937,315	$1,579,825
6/21	$1,513,167	$1,962,844	$1,586,741
7/21	$1,517,946	$1,976,370	$1,601,749
8/21	$1,531,484	$2,025,837	$1,623,139
9/21	$1,492,461	$1,942,150	$1,571,372
10/21	$1,523,520	$2,041,284	$1,617,977
11/21	$1,497,239	$1,992,129	$1,592,707
12/21	$1,534,559	$2,071,815	$1,630,043
1/22	$1,498,432	$1,970,063	$1,568,648
2/22	$1,470,906	$1,919,182	$1,536,882
3/22	$1,463,164	$1,960,750	$1,538,133
4/22	$1,361,663	$1,803,808	$1,430,556
5/22	$1,381,447	$1,805,919	$1,433,122
6/22	$1,272,205	$1,653,686	$1,342,244
7/22	$1,332,417	$1,769,167	$1,409,897
8/22	$1,273,925	$1,704,036	$1,356,499
9/22	$1,168,123	$1,540,910	$1,250,706
10/22	$1,211,132	$1,633,899	$1,292,552
11/22	$1,303,171	$1,760,630	$1,377,036
12/22	$1,278,143	$1,691,347	$1,347,502
1/23	$1,360,353	$1,812,578	$1,423,148
2/23	$1,309,297	$1,760,629	$1,379,751
3/23	$1,341,315	$1,814,914	$1,422,727
4/23	$1,349,103	$1,840,999	$1,437,508
5/23	$1,324,008	$1,821,281	$1,417,030
6/23	$1,373,333	$1,927,026	$1,466,350
7/23	$1,411,410	$1,997,570	$1,502,620
8/23	$1,378,526	$1,941,751	$1,469,204
9/23	$1,328,335	$1,861,458	$1,415,584
10/23	$1,299,778	$1,805,489	$1,383,279
11/23	$1,396,698	$1,972,129	$1,487,783
12/23	$1,460,735	$2,066,858	$1,555,395
1/24	$1,450,351	$2,078,974	$1,552,281
2/24	$1,472,850	$2,168,190	$1,584,446
3/24	$1,504,869	$2,236,264	$1,617,783
4/24	$1,459,870	$2,162,483	$1,569,427
5/24	$1,510,061	$2,250,309	$1,615,898
6/24	$1,524,772	$2,300,429	$1,638,419
7/24	$1,563,714	$2,337,529	$1,672,371
8/24	$1,595,732	$2,396,894	$1,713,682
9/24	$1,625,155	$2,452,576	$1,749,234

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I	22.35%	6.38%	4.98%
MSCI All Country World Index	31.76%	12.19%	9.39%
Customized MSIM Global Allocation IndexFootnote Reference1	23.57%	7.03%	5.75%
Footnote	Description
Footnote[1]	The Customized MSIM Global Allocation Index is a performance linked benchmark comprised of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Index for periods after May 31, 2017. Prior to May 31, 2017, the Customized MSIM Global Allocation Index consisted of 60% MSCI All Country World Index, 30% Bloomberg Global Aggregate Index, 5% S&P GSCI Light Energy Index and 5% ICE BofA U.S. Dollar 1-Month LIBID Average Index.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$614,052,374
# of Portfolio Holdings	1,531
Portfolio Turnover Rate	93%
Total Advisory Fees Paid	$2,496,863

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	10.1%
Australia	1.9%
South Africa	2.0%
Spain	2.1%
Japan	2.1%
China	2.9%
Canada	3.4%
France	3.8%
United Kingdom	3.8%
Germany	3.8%
United States	64.1%

Top Ten Holdings (% of total investments)Footnote Referencea

U.S. Treasury Securities	6.9%
China Government Bonds, 3.130%, 11/21/2029	2.6%
Uniform Mortgage-Backed Security, TBA, 5.500%, 10/1/2054	2.2%
Apple, Inc.	1.8%
Microsoft Corp.	1.6%
Bundesrepublik Deutschland Bundesanleihe, 0.000%, 8/15/2031	1.6%
NVIDIA Corp.	1.6%
Federal National Mortgage Association, 3.000%, 6/1/2052	1.4%
Brazil Notas do Tesouro Nacional, 10.000%, 1/1/2029	1.1%
U.K. Gilts, 0.875%, 7/31/2033	1.1%
Total	12.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

MPBAX -TSR-AR

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Class L MSDLX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$164	1.48%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Index:

↓ Overweight U.S. Value stocks vs. U.S. expensive stocks as expensive high-growth stocks outperformed Value stocks on hopes of efficiency gains from increasing artificial intelligence adoption.

↓ Underweight U.S. cyclical stocks vs. U.S. defensive stocks as fears of recession declined.

↓ Overweight VIX Roll Harvesting Strategy as the market volatility declined unexpectedly.

↑ Overweight South African 10-year bonds vs. U.S. 10-year Treasury bonds and South African banks vs. emerging markets equities as our thesis of a recovery in the South African economy materialized.

↑ Directional overweight in U.S. 10-year Treasury inflation-protected securities (TIPS) as investors’ expectations of additional interest rate cuts increased in 2024.

↑ Overweight European Union (EMU) banks vs. EMU equities as our thesis of falling inflation and an economic recovery in the eurozone has played out.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class L	MSCI All Country World Index	Customized MSIM Global Allocation Index
9/14	$10,000	$10,000	$10,000
10/14	$9,982	$10,070	$10,034
11/14	$10,048	$10,239	$10,095
12/14	$9,881	$10,041	$9,917
1/15	$9,805	$9,884	$9,788
2/15	$10,075	$10,435	$10,105
3/15	$9,893	$10,273	$9,962
4/15	$10,050	$10,571	$10,196
5/15	$9,925	$10,557	$10,121
6/15	$9,667	$10,309	$9,974
7/15	$9,730	$10,398	$9,977
8/15	$9,310	$9,685	$9,567
9/15	$9,034	$9,334	$9,358
10/15	$9,454	$10,067	$9,808
11/15	$9,335	$9,984	$9,675
12/15	$9,189	$9,804	$9,569
1/16	$8,919	$9,213	$9,237
2/16	$8,843	$9,149	$9,258
3/16	$9,383	$9,827	$9,758
4/16	$9,534	$9,972	$9,916
5/16	$9,452	$9,985	$9,885
6/16	$9,383	$9,924	$9,942
7/16	$9,634	$10,352	$10,190
8/16	$9,672	$10,387	$10,188
9/16	$9,710	$10,451	$10,256
10/16	$9,509	$10,273	$10,067
11/16	$9,484	$10,351	$10,000
12/16	$9,628	$10,575	$10,125
1/17	$9,779	$10,864	$10,333
2/17	$9,917	$11,169	$10,525
3/17	$10,043	$11,305	$10,591
4/17	$10,212	$11,482	$10,722
5/17	$10,389	$11,735	$10,910
6/17	$10,439	$11,789	$10,936
7/17	$10,621	$12,118	$11,193
8/17	$10,640	$12,164	$11,263
9/17	$10,785	$12,399	$11,353
10/17	$10,892	$12,657	$11,477
11/17	$11,036	$12,902	$11,661
12/17	$11,129	$13,110	$11,790
1/18	$11,488	$13,850	$12,246
2/18	$11,175	$13,268	$11,894
3/18	$11,155	$12,984	$11,792
4/18	$11,129	$13,108	$11,784
5/18	$11,009	$13,124	$11,757
6/18	$10,962	$13,053	$11,698
7/18	$11,155	$13,447	$11,901
8/18	$11,109	$13,552	$11,963
9/18	$11,122	$13,611	$11,953
10/18	$10,610	$12,591	$11,362
11/18	$10,723	$12,776	$11,476
12/18	$10,354	$11,876	$11,083
1/19	$10,935	$12,813	$11,676
2/19	$11,049	$13,156	$11,837
3/19	$11,169	$13,322	$11,985
4/19	$11,373	$13,771	$12,214
5/19	$11,026	$12,954	$11,845
6/19	$11,532	$13,803	$12,416
7/19	$11,479	$13,843	$12,424
8/19	$11,335	$13,515	$12,348
9/19	$11,441	$13,799	$12,453
10/19	$11,668	$14,177	$12,691
11/19	$11,789	$14,523	$12,839
12/19	$12,117	$15,034	$13,140
1/20	$11,895	$14,868	$13,120
2/20	$11,243	$13,667	$12,519
3/20	$9,984	$11,822	$11,393
4/20	$10,744	$13,089	$12,215
5/20	$11,089	$13,658	$12,555
6/20	$11,342	$14,094	$12,840
7/20	$11,841	$14,840	$13,411
8/20	$12,279	$15,748	$13,896
9/20	$12,025	$15,240	$13,607
10/20	$11,849	$14,870	$13,414
11/20	$12,946	$16,703	$14,503
12/20	$13,409	$17,478	$14,985
1/21	$13,370	$17,399	$14,892
2/21	$13,602	$17,802	$14,996
3/21	$13,779	$18,277	$15,121
4/21	$14,150	$19,076	$15,594
5/21	$14,474	$19,373	$15,798
6/21	$14,312	$19,628	$15,867
7/21	$14,343	$19,764	$16,017
8/21	$14,459	$20,258	$16,231
9/21	$14,081	$19,421	$15,714
10/21	$14,366	$20,413	$16,180
11/21	$14,111	$19,921	$15,927
12/21	$14,446	$20,718	$16,300
1/22	$14,098	$19,701	$15,686
2/22	$13,832	$19,192	$15,369
3/22	$13,749	$19,607	$15,381
4/22	$12,787	$18,038	$14,306
5/22	$12,961	$18,059	$14,331
6/22	$11,932	$16,537	$13,422
7/22	$12,488	$17,692	$14,099
8/22	$11,924	$17,040	$13,565
9/22	$10,936	$15,409	$12,507
10/22	$11,326	$16,339	$12,926
11/22	$12,181	$17,606	$13,770
12/22	$11,932	$16,913	$13,475
1/23	$12,690	$18,126	$14,231
2/23	$12,207	$17,606	$13,798
3/23	$12,499	$18,149	$14,227
4/23	$12,565	$18,410	$14,375
5/23	$12,324	$18,213	$14,170
6/23	$12,774	$19,270	$14,663
7/23	$13,115	$19,976	$15,026
8/23	$12,807	$19,418	$14,692
9/23	$12,324	$18,615	$14,156
10/23	$12,057	$18,055	$13,833
11/23	$12,949	$19,721	$14,878
12/23	$13,524	$20,669	$15,554
1/24	$13,424	$20,790	$15,523
2/24	$13,624	$21,682	$15,844
3/24	$13,907	$22,363	$16,178
4/24	$13,490	$21,625	$15,694
5/24	$13,940	$22,503	$16,159
6/24	$14,065	$23,004	$16,384
7/24	$14,415	$23,375	$16,724
8/24	$14,699	$23,969	$17,137
9/24	$14,965	$24,526	$17,492

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class L	21.43%	5.52%	4.11%
MSCI All Country World Index	31.76%	12.19%	9.39%
Customized MSIM Global Allocation IndexFootnote Reference1	23.57%	7.03%	5.75%
Footnote	Description
Footnote[1]	The Customized MSIM Global Allocation Index is a performance linked benchmark comprised of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Index for periods after May 31, 2017. Prior to May 31, 2017, the Customized MSIM Global Allocation Index consisted of 60% MSCI All Country World Index, 30% Bloomberg Global Aggregate Index, 5% S&P GSCI Light Energy Index and 5% ICE BofA U.S. Dollar 1-Month LIBID Average Index.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$614,052,374
# of Portfolio Holdings	1,531
Portfolio Turnover Rate	93%
Total Advisory Fees Paid	$2,496,863

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	10.1%
Australia	1.9%
South Africa	2.0%
Spain	2.1%
Japan	2.1%
China	2.9%
Canada	3.4%
France	3.8%
United Kingdom	3.8%
Germany	3.8%
United States	64.1%

Top Ten Holdings (% of total investments)Footnote Referencea

U.S. Treasury Securities	6.9%
China Government Bonds, 3.130%, 11/21/2029	2.6%
Uniform Mortgage-Backed Security, TBA, 5.500%, 10/1/2054	2.2%
Apple, Inc.	1.8%
Microsoft Corp.	1.6%
Bundesrepublik Deutschland Bundesanleihe, 0.000%, 8/15/2031	1.6%
NVIDIA Corp.	1.6%
Federal National Mortgage Association, 3.000%, 6/1/2052	1.4%
Brazil Notas do Tesouro Nacional, 10.000%, 1/1/2029	1.1%
U.K. Gilts, 0.875%, 7/31/2033	1.1%
Total	12.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

MSDLX -TSR-AR

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Class R6 MGPOX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$70	0.63%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Index:

↓ Overweight U.S. Value stocks vs. U.S. expensive stocks as expensive high-growth stocks outperformed Value stocks on hopes of efficiency gains from increasing artificial intelligence adoption.

↓ Underweight U.S. cyclical stocks vs. U.S. defensive stocks as fears of recession declined.

↓ Overweight VIX Roll Harvesting Strategy as the market volatility declined unexpectedly.

↑ Overweight South African 10-year bonds vs. U.S. 10-year Treasury bonds and South African banks vs. emerging markets equities as our thesis of a recovery in the South African economy materialized.

↑ Directional overweight in U.S. 10-year Treasury inflation-protected securities (TIPS) as investors’ expectations of additional interest rate cuts increased in 2024.

↑ Overweight European Union (EMU) banks vs. EMU equities as our thesis of falling inflation and an economic recovery in the eurozone has played out.

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	MSCI All Country World Index	Customized MSIM Global Allocation Index
5/15	$5,000,000	$5,000,000	$5,000,000
5/15	$5,000,000	$5,000,000	$5,000,000
6/15	$4,874,765	$4,882,284	$4,927,682
7/15	$4,909,205	$4,924,685	$4,929,213
8/15	$4,699,436	$4,587,095	$4,726,265
9/15	$4,564,809	$4,420,911	$4,623,182
10/15	$4,780,839	$4,767,871	$4,845,307
11/15	$4,727,614	$4,728,507	$4,779,665
12/15	$4,657,545	$4,643,238	$4,727,538
1/16	$4,522,771	$4,363,201	$4,563,245
2/16	$4,485,159	$4,333,168	$4,573,857
3/16	$4,764,110	$4,654,298	$4,820,711
4/16	$4,845,602	$4,723,000	$4,898,690
5/16	$4,804,856	$4,728,968	$4,883,689
6/16	$4,776,648	$4,700,321	$4,911,490
7/16	$4,908,287	$4,902,888	$5,034,104
8/16	$4,930,227	$4,919,376	$5,033,320
9/16	$4,949,033	$4,949,525	$5,066,672
10/16	$4,851,870	$4,865,518	$4,973,431
11/16	$4,842,468	$4,902,494	$4,940,495
12/16	$4,918,801	$5,008,396	$5,001,974
1/17	$4,998,085	$5,145,341	$5,104,760
2/17	$5,074,198	$5,289,675	$5,199,671
3/17	$5,140,797	$5,354,386	$5,232,381
4/17	$5,232,767	$5,437,832	$5,296,877
5/17	$5,327,908	$5,557,915	$5,389,941
6/17	$5,356,451	$5,583,190	$5,402,755
7/17	$5,454,763	$5,739,221	$5,529,683
8/17	$5,470,620	$5,761,209	$5,564,306
9/17	$5,546,733	$5,872,515	$5,608,759
10/17	$5,603,818	$5,994,460	$5,670,151
11/17	$5,686,274	$6,110,502	$5,761,197
12/17	$5,736,809	$6,209,014	$5,824,910
1/18	$5,926,120	$6,559,305	$6,049,849
2/18	$5,770,615	$6,283,826	$5,875,926
3/18	$5,760,473	$6,149,310	$5,825,473
4/18	$5,750,331	$6,208,033	$5,821,528
5/18	$5,692,862	$6,215,784	$5,808,226
6/18	$5,672,578	$6,182,123	$5,779,023
7/18	$5,773,995	$6,368,555	$5,879,730
8/18	$5,757,092	$6,418,589	$5,909,913
9/18	$5,767,234	$6,446,524	$5,904,968
10/18	$5,506,931	$5,963,429	$5,613,076
11/18	$5,567,781	$6,050,646	$5,669,353
12/18	$5,380,915	$5,624,472	$5,475,612
1/19	$5,686,737	$6,068,578	$5,768,369
2/19	$5,748,676	$6,230,895	$5,847,661
3/19	$5,818,356	$6,309,255	$5,921,069
4/19	$5,930,620	$6,522,291	$6,034,013
5/19	$5,752,547	$6,135,395	$5,851,937
6/19	$6,023,528	$6,537,138	$6,133,746
7/19	$5,996,430	$6,556,293	$6,137,712
8/19	$5,926,749	$6,400,763	$6,100,275
9/19	$5,984,816	$6,535,445	$6,152,471
10/19	$6,108,694	$6,714,311	$6,269,890
11/19	$6,178,375	$6,878,218	$6,342,707
12/19	$6,353,057	$7,120,436	$6,491,518
1/20	$6,242,706	$7,041,784	$6,481,641
2/20	$5,903,771	$6,473,020	$6,184,966
3/20	$5,245,607	$5,599,141	$5,628,538
4/20	$5,651,540	$6,198,949	$6,034,516
5/20	$5,836,772	$6,468,548	$6,202,573
6/20	$5,970,770	$6,675,234	$6,343,528
7/20	$6,238,765	$7,028,268	$6,625,749
8/20	$6,471,290	$7,458,434	$6,865,026
9/20	$6,345,174	$7,217,950	$6,722,339
10/20	$6,254,529	$7,042,492	$6,626,864
11/20	$6,841,753	$7,910,570	$7,165,169
12/20	$7,087,967	$8,277,853	$7,403,272
1/21	$7,075,980	$8,240,205	$7,356,989
2/21	$7,199,840	$8,431,077	$7,408,583
3/21	$7,299,727	$8,656,265	$7,470,303
4/21	$7,503,496	$9,034,739	$7,704,024
5/21	$7,679,297	$9,175,341	$7,804,902
6/21	$7,599,387	$9,296,248	$7,839,067
7/21	$7,619,365	$9,360,306	$7,913,213
8/21	$7,691,283	$9,594,588	$8,018,888
9/21	$7,491,510	$9,198,238	$7,763,137
10/21	$7,651,328	$9,667,749	$7,993,386
11/21	$7,519,478	$9,434,945	$7,868,543
12/21	$7,702,778	$9,812,347	$8,052,997
1/22	$7,525,752	$9,330,439	$7,749,682
2/22	$7,383,268	$9,089,460	$7,592,746
3/22	$7,344,408	$9,286,329	$7,598,929
4/22	$6,834,920	$8,543,034	$7,067,456
5/22	$6,934,227	$8,553,032	$7,080,135
6/22	$6,390,197	$7,832,042	$6,631,163
7/22	$6,692,436	$8,378,973	$6,965,395
8/22	$6,394,514	$8,070,502	$6,701,591
9/22	$5,867,755	$7,297,919	$6,178,937
10/22	$6,083,640	$7,738,327	$6,385,667
11/22	$6,545,634	$8,338,537	$6,803,050
12/22	$6,416,388	$8,010,408	$6,657,142
1/23	$6,829,088	$8,584,569	$7,030,858
2/23	$6,577,124	$8,338,535	$6,816,462
3/23	$6,737,859	$8,595,634	$7,028,782
4/23	$6,776,957	$8,719,175	$7,101,802
5/23	$6,650,975	$8,625,788	$7,000,634
6/23	$6,898,595	$9,126,609	$7,244,292
7/23	$7,089,740	$9,460,716	$7,423,478
8/23	$6,924,660	$9,196,346	$7,258,392
9/23	$6,668,352	$8,816,070	$6,993,492
10/23	$6,529,338	$8,550,998	$6,833,892
11/23	$7,015,888	$9,340,220	$7,350,178
12/23	$7,337,359	$9,788,868	$7,684,206
1/24	$7,285,229	$9,846,253	$7,668,823
2/24	$7,402,522	$10,268,788	$7,827,729
3/24	$7,558,914	$10,591,196	$7,992,426
4/24	$7,337,359	$10,241,761	$7,753,529
5/24	$7,589,323	$10,657,716	$7,983,114
6/24	$7,663,175	$10,895,086	$8,094,378
7/24	$7,858,664	$11,070,796	$8,262,110
8/24	$8,019,399	$11,351,956	$8,466,199
9/24	$8,167,102	$11,615,674	$8,641,840

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 5/29/15 (Inception)
Class R6	22.48%	6.42%	5.39%
MSCI All Country World Index	31.76%	12.19%	9.45%
Customized MSIM Global Allocation IndexFootnote Reference1	23.57%	7.03%	6.03%
Footnote	Description
Footnote[1]	The Customized MSIM Global Allocation Index is a performance linked benchmark comprised of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Index for periods after May 31, 2017. Prior to May 31, 2017, the Customized MSIM Global Allocation Index consisted of 60% MSCI All Country World Index, 30% Bloomberg Global Aggregate Index, 5% S&P GSCI Light Energy Index and 5% ICE BofA U.S. Dollar 1-Month LIBID Average Index.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$614,052,374
# of Portfolio Holdings	1,531
Portfolio Turnover Rate	93%
Total Advisory Fees Paid	$2,496,863

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	10.1%
Australia	1.9%
South Africa	2.0%
Spain	2.1%
Japan	2.1%
China	2.9%
Canada	3.4%
France	3.8%
United Kingdom	3.8%
Germany	3.8%
United States	64.1%

Top Ten Holdings (% of total investments)Footnote Referencea

U.S. Treasury Securities	6.9%
China Government Bonds, 3.130%, 11/21/2029	2.6%
Uniform Mortgage-Backed Security, TBA, 5.500%, 10/1/2054	2.2%
Apple, Inc.	1.8%
Microsoft Corp.	1.6%
Bundesrepublik Deutschland Bundesanleihe, 0.000%, 8/15/2031	1.6%
NVIDIA Corp.	1.6%
Federal National Mortgage Association, 3.000%, 6/1/2052	1.4%
Brazil Notas do Tesouro Nacional, 10.000%, 1/1/2029	1.1%
U.K. Gilts, 0.875%, 7/31/2033	1.1%
Total	12.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

MGPOX -TSR-AR

Morgan Stanley Institutional Fund Trust - High Yield Portfolio

Class A MSYPX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - High Yield Portfolio for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.94%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Corporate High Yield Index:

↑ Credit selection in the technology sector, which was favorable.

↑ Sound credit selection in the metals & mining sector helped relative performance.

↑ Underweight exposure in BB-rated bonds, which underperformed.

↓ A modest cash position detracted as the U.S. high yield market performed well.

↓ Bonds rated CCC and below, where credit selection was challenging.

↓ Chemicals sector, where credit selection was challenging.

↓ Credit selection and an underweight position in the wirelines sector, which outperformed.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with maximum sales charge	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield Index
9/14	$9,675	$10,000	$10,000
10/14	$9,675	$10,098	$10,119
11/14	$9,539	$10,152	$10,045
12/14	$9,315	$10,134	$9,900
1/15	$9,343	$10,327	$9,965
2/15	$9,604	$10,267	$10,205
3/15	$9,613	$10,309	$10,149
4/15	$9,779	$10,297	$10,272
5/15	$9,854	$10,279	$10,303
6/15	$9,769	$10,164	$10,150
7/15	$9,720	$10,224	$10,091
8/15	$9,595	$10,194	$9,915
9/15	$9,440	$10,233	$9,657
10/15	$9,595	$10,266	$9,922
11/15	$9,459	$10,229	$9,702
12/15	$9,122	$10,178	$9,457
1/16	$8,924	$10,290	$9,305
2/16	$8,943	$10,363	$9,359
3/16	$9,283	$10,490	$9,775
4/16	$9,544	$10,562	$10,157
5/16	$9,615	$10,570	$10,220
6/16	$9,655	$10,756	$10,314
7/16	$9,941	$10,844	$10,593
8/16	$10,157	$10,856	$10,815
9/16	$10,218	$10,859	$10,887
10/16	$10,280	$10,787	$10,929
11/16	$10,311	$10,544	$10,877
12/16	$10,489	$10,576	$11,077
1/17	$10,637	$10,613	$11,238
2/17	$10,753	$10,695	$11,402
3/17	$10,721	$10,691	$11,377
4/17	$10,838	$10,780	$11,508
5/17	$10,914	$10,863	$11,608
6/17	$10,902	$10,854	$11,624
7/17	$11,032	$10,908	$11,752
8/17	$11,021	$11,002	$11,748
9/17	$11,141	$10,963	$11,853
10/17	$11,240	$10,976	$11,903
11/17	$11,262	$10,960	$11,873
12/17	$11,303	$11,008	$11,909
1/18	$11,416	$10,902	$11,980
2/18	$11,336	$10,799	$11,878
3/18	$11,313	$10,853	$11,807
4/18	$11,370	$10,781	$11,883
5/18	$11,358	$10,840	$11,880
6/18	$11,427	$10,824	$11,928
7/18	$11,508	$10,847	$12,058
8/18	$11,589	$10,900	$12,147
9/18	$11,659	$10,853	$12,215
10/18	$11,453	$10,763	$12,019
11/18	$11,286	$10,811	$11,916
12/18	$11,010	$10,980	$11,661
1/19	$11,453	$11,132	$12,188
2/19	$11,633	$11,144	$12,391
3/19	$11,730	$11,345	$12,507
4/19	$11,924	$11,361	$12,685
5/19	$11,789	$11,535	$12,534
6/19	$12,018	$11,698	$12,820
7/19	$12,052	$11,733	$12,892
8/19	$12,074	$11,998	$12,944
9/19	$12,157	$11,946	$12,991
10/19	$12,192	$11,985	$13,027
11/19	$12,214	$11,982	$13,069
12/19	$12,501	$12,000	$13,331
1/20	$12,539	$12,216	$13,334
2/20	$12,357	$12,399	$13,146
3/20	$10,490	$12,156	$11,640
4/20	$10,770	$12,400	$12,164
5/20	$11,334	$12,516	$12,700
6/20	$11,532	$12,620	$12,824
7/20	$12,020	$12,842	$13,425
8/20	$12,194	$12,768	$13,553
9/20	$12,131	$12,745	$13,414
10/20	$12,207	$12,699	$13,482
11/20	$12,647	$12,865	$14,015
12/20	$12,859	$12,909	$14,279
1/21	$12,913	$12,828	$14,326
2/21	$12,982	$12,663	$14,379
3/21	$13,054	$12,515	$14,400
4/21	$13,179	$12,621	$14,557
5/21	$13,234	$12,669	$14,600
6/21	$13,385	$12,761	$14,795
7/21	$13,384	$12,889	$14,852
8/21	$13,454	$12,881	$14,928
9/21	$13,482	$12,771	$14,926
10/21	$13,440	$12,760	$14,901
11/21	$13,299	$12,776	$14,756
12/21	$13,518	$12,767	$15,032
1/22	$13,263	$12,487	$14,621
2/22	$13,087	$12,317	$14,471
3/22	$12,998	$11,986	$14,305
4/22	$12,577	$11,539	$13,797
5/22	$12,428	$11,603	$13,831
6/22	$11,597	$11,371	$12,899
7/22	$12,180	$11,657	$13,661
8/22	$11,986	$11,354	$13,346
9/22	$11,501	$10,865	$12,816
10/22	$11,825	$10,745	$13,149
11/22	$11,989	$11,146	$13,434
12/22	$11,921	$11,108	$13,351
1/23	$12,386	$11,453	$13,859
2/23	$12,258	$11,171	$13,681
3/23	$12,388	$11,434	$13,827
4/23	$12,503	$11,503	$13,965
5/23	$12,396	$11,384	$13,837
6/23	$12,600	$11,366	$14,068
7/23	$12,821	$11,378	$14,263
8/23	$12,829	$11,309	$14,302
9/23	$12,649	$11,040	$14,133
10/23	$12,437	$10,874	$13,968
11/23	$12,984	$11,363	$14,601
12/23	$13,489	$11,794	$15,145
1/24	$13,569	$11,766	$15,145
2/24	$13,609	$11,625	$15,189
3/24	$13,812	$11,739	$15,369
4/24	$13,691	$11,465	$15,224
5/24	$13,847	$11,655	$15,392
6/24	$13,988	$11,761	$15,537
7/24	$14,146	$12,028	$15,839
8/24	$14,351	$12,205	$16,097
9/24	$14,522	$12,373	$16,358

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	14.81%	3.62%	4.14%
Class A with maximum 3.25% sales charge	11.09%	2.93%	3.80%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
Bloomberg U.S. Corporate High Yield Index	15.74%	4.72%	5.04%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$65,728,163
# of Portfolio Holdings	220
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$112,589

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Common Stocks	0.1%
Short-Term Investments	1.7%
Senior Loan Interests	7.0%
Corporate Bonds	91.2%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	1.7%
Not Rated	2.4%
CCC	16.1%
B	36.3%
BB	40.2%
BBB	3.3%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

MSYPX -TSR-AR

Morgan Stanley Institutional Fund Trust - High Yield Portfolio

Class C MSHDX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - High Yield Portfolio for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$181	1.69%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Corporate High Yield Index:

↑ Credit selection in the technology sector, which was favorable.

↑ Sound credit selection in the metals & mining sector helped relative performance.

↑ Underweight exposure in BB-rated bonds, which underperformed.

↓ A modest cash position detracted as the U.S. high yield market performed well.

↓ Bonds rated CCC and below, where credit selection was challenging.

↓ Chemicals sector, where credit selection was challenging.

↓ Credit selection and an underweight position in the wirelines sector, which outperformed.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield Index
4/15	$10,000	$10,000	$10,000
5/15	$10,070	$10,000	$10,000
6/15	$9,980	$9,871	$9,881
7/15	$9,924	$9,929	$9,824
8/15	$9,791	$9,899	$9,652
9/15	$9,625	$9,938	$9,401
10/15	$9,787	$9,970	$9,660
11/15	$9,631	$9,933	$9,445
12/15	$9,287	$9,884	$9,207
1/16	$9,076	$9,993	$9,059
2/16	$9,090	$10,064	$9,111
3/16	$9,430	$10,187	$9,516
4/16	$9,700	$10,257	$9,888
5/16	$9,756	$10,265	$9,949
6/16	$9,792	$10,445	$10,041
7/16	$10,075	$10,531	$10,312
8/16	$10,288	$10,543	$10,528
9/16	$10,343	$10,545	$10,598
10/16	$10,400	$10,475	$10,639
11/16	$10,425	$10,240	$10,589
12/16	$10,602	$10,270	$10,784
1/17	$10,741	$10,307	$10,941
2/17	$10,852	$10,386	$11,100
3/17	$10,813	$10,383	$11,075
4/17	$10,925	$10,469	$11,203
5/17	$10,994	$10,550	$11,301
6/17	$10,965	$10,541	$11,316
7/17	$11,100	$10,593	$11,441
8/17	$11,082	$10,684	$11,437
9/17	$11,195	$10,647	$11,539
10/17	$11,277	$10,660	$11,588
11/17	$11,292	$10,644	$11,559
12/17	$11,331	$10,690	$11,594
1/18	$11,445	$10,588	$11,663
2/18	$11,347	$10,487	$11,564
3/18	$11,329	$10,540	$11,494
4/18	$11,367	$10,470	$11,569
5/18	$11,360	$10,527	$11,566
6/18	$11,422	$10,512	$11,612
7/18	$11,485	$10,534	$11,739
8/18	$11,571	$10,585	$11,825
9/18	$11,633	$10,540	$11,891
10/18	$11,425	$10,452	$11,701
11/18	$11,252	$10,499	$11,600
12/18	$10,963	$10,663	$11,352
1/19	$11,405	$10,810	$11,865
2/19	$11,577	$10,822	$12,063
3/19	$11,655	$11,017	$12,176
4/19	$11,853	$11,033	$12,349
5/19	$11,712	$11,202	$12,202
6/19	$11,932	$11,360	$12,480
7/19	$11,958	$11,394	$12,551
8/19	$11,959	$11,652	$12,601
9/19	$12,046	$11,601	$12,647
10/19	$12,072	$11,639	$12,682
11/19	$12,085	$11,637	$12,723
12/19	$12,353	$11,654	$12,978
1/20	$12,390	$11,863	$12,981
2/20	$12,202	$12,041	$12,798
3/20	$10,351	$11,806	$11,331
4/20	$10,621	$12,042	$11,842
5/20	$11,176	$12,155	$12,364
6/20	$11,365	$12,256	$12,485
7/20	$11,839	$12,471	$13,070
8/20	$12,004	$12,399	$13,194
9/20	$11,934	$12,377	$13,059
10/20	$12,002	$12,333	$13,125
11/20	$12,414	$12,494	$13,644
12/20	$12,620	$12,537	$13,901
1/21	$12,673	$12,458	$13,947
2/21	$12,734	$12,297	$13,998
3/21	$12,783	$12,154	$14,019
4/21	$12,912	$12,256	$14,171
5/21	$12,944	$12,303	$14,213
6/21	$13,084	$12,393	$14,404
7/21	$13,075	$12,517	$14,458
8/21	$13,133	$12,509	$14,533
9/21	$13,151	$12,402	$14,531
10/21	$13,115	$12,392	$14,506
11/21	$12,955	$12,407	$14,365
12/21	$13,179	$12,399	$14,634
1/22	$12,902	$12,127	$14,234
2/22	$12,737	$11,961	$14,088
3/22	$12,642	$11,640	$13,927
4/22	$12,211	$11,206	$13,431
5/22	$12,059	$11,268	$13,464
6/22	$11,258	$11,043	$12,558
7/22	$11,817	$11,320	$13,299
8/22	$11,621	$11,026	$12,993
9/22	$11,143	$10,551	$12,477
10/22	$11,450	$10,435	$12,801
11/22	$11,602	$10,824	$13,079
12/22	$11,521	$10,788	$12,997
1/23	$11,972	$11,122	$13,492
2/23	$11,839	$10,849	$13,318
3/23	$11,943	$11,104	$13,461
4/23	$12,060	$11,171	$13,595
5/23	$11,950	$11,056	$13,471
6/23	$12,139	$11,038	$13,696
7/23	$12,345	$11,049	$13,885
8/23	$12,344	$10,983	$13,923
9/23	$12,163	$10,721	$13,759
10/23	$11,952	$10,560	$13,599
11/23	$12,454	$11,035	$14,215
12/23	$12,939	$11,454	$14,744
1/24	$13,016	$11,426	$14,744
2/24	$13,046	$11,289	$14,787
3/24	$13,217	$11,400	$14,962
4/24	$13,107	$11,134	$14,821
5/24	$13,232	$11,318	$14,984
6/24	$13,373	$11,422	$15,126
7/24	$13,516	$11,681	$15,420
8/24	$13,703	$11,853	$15,671
9/24	$13,858	$12,015	$15,925

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 4/30/15 (Inception)
Class C	13.94%	2.84%	3.52%
Class C with maximum deferred sales charge	12.94%	2.84%	3.52%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	1.97%
Bloomberg U.S. Corporate High Yield Index	15.74%	4.72%	5.06%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$65,728,163
# of Portfolio Holdings	220
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$112,589

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Common Stocks	0.1%
Short-Term Investments	1.7%
Senior Loan Interests	7.0%
Corporate Bonds	91.2%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	1.7%
Not Rated	2.4%
CCC	16.1%
B	36.3%
BB	40.2%
BBB	3.3%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

MSHDX -TSR-AR

Morgan Stanley Institutional Fund Trust - High Yield Portfolio

Class I MSYIX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - High Yield Portfolio for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$63	0.59%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Corporate High Yield Index:

↑ Credit selection in the technology sector, which was favorable.

↑ Sound credit selection in the metals & mining sector helped relative performance.

↑ Underweight exposure in BB-rated bonds, which underperformed.

↓ A modest cash position detracted as the U.S. high yield market performed well.

↓ Bonds rated CCC and below, where credit selection was challenging.

↓ Chemicals sector, where credit selection was challenging.

↓ Credit selection and an underweight position in the wirelines sector, which outperformed.

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,000,233	$1,009,792	$1,011,890
11/14	$986,359	$1,015,242	$1,004,520
12/14	$963,636	$1,013,408	$989,978
1/15	$966,513	$1,032,698	$996,518
2/15	$993,730	$1,026,679	$1,020,534
3/15	$994,935	$1,030,917	$1,014,949
4/15	$1,012,695	$1,029,721	$1,027,196
5/15	$1,020,758	$1,027,919	$1,030,314
6/15	$1,012,155	$1,016,447	$1,014,977
7/15	$1,007,447	$1,022,366	$1,009,067
8/15	$995,774	$1,019,354	$991,488
9/15	$979,044	$1,023,344	$965,689
10/15	$996,391	$1,026,615	$992,237
11/15	$981,485	$1,022,871	$970,181
12/15	$947,148	$1,017,761	$945,746
1/16	$926,624	$1,028,996	$930,547
2/16	$928,969	$1,036,306	$935,865
3/16	$964,472	$1,049,006	$977,458
4/16	$992,909	$1,056,153	$1,015,727
5/16	$999,481	$1,056,978	$1,021,998
6/16	$1,003,966	$1,075,586	$1,031,404
7/16	$1,034,991	$1,084,449	$1,059,292
8/16	$1,056,620	$1,085,619	$1,081,452
9/16	$1,064,398	$1,085,877	$1,088,660
10/16	$1,071,127	$1,078,673	$1,092,864
11/16	$1,073,594	$1,054,427	$1,087,675
12/16	$1,093,850	$1,057,560	$1,107,749
1/17	$1,108,156	$1,061,291	$1,123,839
2/17	$1,120,594	$1,069,479	$1,140,195
3/17	$1,118,629	$1,069,121	$1,137,650
4/17	$1,131,197	$1,077,992	$1,150,787
5/17	$1,139,342	$1,086,309	$1,160,794
6/17	$1,137,358	$1,085,388	$1,162,364
7/17	$1,152,394	$1,090,794	$1,175,237
8/17	$1,151,537	$1,100,205	$1,174,777
9/17	$1,164,442	$1,096,333	$1,185,325
10/17	$1,173,954	$1,097,650	$1,190,332
11/17	$1,176,555	$1,095,989	$1,187,293
12/17	$1,181,536	$1,100,820	$1,190,881
1/18	$1,194,481	$1,090,227	$1,198,023
2/18	$1,185,324	$1,079,889	$1,187,842
3/18	$1,183,260	$1,085,336	$1,180,667
4/18	$1,189,535	$1,078,094	$1,188,349
5/18	$1,189,840	$1,083,973	$1,188,019
6/18	$1,197,384	$1,082,401	$1,192,788
7/18	$1,204,987	$1,084,667	$1,205,805
8/18	$1,215,060	$1,090,010	$1,214,698
9/18	$1,222,738	$1,085,340	$1,221,462
10/18	$1,202,058	$1,076,261	$1,201,935
11/18	$1,184,988	$1,081,101	$1,191,595
12/18	$1,155,513	$1,098,015	$1,166,082
1/19	$1,201,935	$1,113,155	$1,218,793
2/19	$1,221,157	$1,114,368	$1,239,060
3/19	$1,231,613	$1,134,491	$1,250,714
4/19	$1,253,596	$1,136,079	$1,268,497
5/19	$1,239,818	$1,153,482	$1,253,422
6/19	$1,262,996	$1,169,797	$1,281,988
7/19	$1,268,171	$1,173,279	$1,289,217
8/19	$1,269,493	$1,199,827	$1,294,374
9/19	$1,279,963	$1,194,629	$1,299,088
10/19	$1,283,937	$1,198,489	$1,302,676
11/19	$1,286,568	$1,198,249	$1,306,928
12/19	$1,316,030	$1,200,035	$1,333,058
1/20	$1,321,380	$1,221,573	$1,333,412
2/20	$1,302,554	$1,239,864	$1,314,610
3/20	$1,105,238	$1,215,645	$1,163,960
4/20	$1,135,232	$1,239,996	$1,216,401
5/20	$1,195,072	$1,251,577	$1,269,989
6/20	$1,216,301	$1,262,020	$1,282,420
7/20	$1,269,437	$1,284,189	$1,342,542
8/20	$1,288,159	$1,276,784	$1,355,304
9/20	$1,281,859	$1,274,483	$1,341,364
10/20	$1,290,258	$1,269,928	$1,348,176
11/20	$1,335,619	$1,286,499	$1,401,510
12/20	$1,358,758	$1,290,942	$1,427,888
1/21	$1,365,871	$1,282,828	$1,432,611
2/21	$1,373,723	$1,266,275	$1,437,874
3/21	$1,381,606	$1,251,539	$1,440,025
4/21	$1,395,290	$1,262,063	$1,455,666
5/21	$1,401,448	$1,266,877	$1,459,972
6/21	$1,417,816	$1,276,113	$1,479,529
7/21	$1,418,173	$1,288,927	$1,485,164
8/21	$1,425,894	$1,288,066	$1,492,794
9/21	$1,427,730	$1,277,067	$1,492,631
10/21	$1,425,129	$1,276,023	$1,490,075
11/21	$1,410,620	$1,277,564	$1,475,583
12/21	$1,434,464	$1,276,703	$1,503,242
1/22	$1,407,398	$1,248,712	$1,462,138
2/22	$1,389,252	$1,231,687	$1,447,126
3/22	$1,380,139	$1,198,643	$1,430,536
4/22	$1,334,439	$1,153,936	$1,379,668
5/22	$1,319,156	$1,160,286	$1,383,050
6/22	$1,233,044	$1,137,100	$1,289,930
7/22	$1,293,718	$1,165,689	$1,366,079
8/22	$1,275,044	$1,135,386	$1,334,600
9/22	$1,223,931	$1,086,469	$1,281,590
10/22	$1,258,750	$1,074,548	$1,314,896
11/22	$1,274,930	$1,114,614	$1,343,436
12/22	$1,268,438	$1,110,828	$1,335,051
1/23	$1,319,494	$1,145,286	$1,385,879
2/23	$1,306,149	$1,117,145	$1,368,063
3/23	$1,318,689	$1,143,352	$1,382,687
4/23	$1,332,869	$1,150,337	$1,396,494
5/23	$1,321,876	$1,138,410	$1,383,697
6/23	$1,343,980	$1,136,641	$1,406,850
7/23	$1,367,911	$1,137,771	$1,426,261
8/23	$1,367,546	$1,130,920	$1,430,211
9/23	$1,350,448	$1,103,953	$1,413,291
10/23	$1,328,300	$1,087,351	$1,396,833
11/23	$1,385,226	$1,136,287	$1,460,115
12/23	$1,439,822	$1,179,403	$1,514,549
1/24	$1,450,082	$1,176,580	$1,514,488
2/24	$1,454,814	$1,162,474	$1,518,914
3/24	$1,476,836	$1,173,887	$1,536,883
4/24	$1,464,259	$1,146,456	$1,522,436
5/24	$1,479,535	$1,165,459	$1,539,162
6/24	$1,496,645	$1,176,114	$1,553,697
7/24	$1,513,901	$1,202,809	$1,583,903
8/24	$1,536,169	$1,220,515	$1,609,739
9/24	$1,554,973	$1,237,255	$1,635,783

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I	15.15%	3.97%	4.51%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
Bloomberg U.S. Corporate High Yield Index	15.74%	4.72%	5.04%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$65,728,163
# of Portfolio Holdings	220
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$112,589

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Common Stocks	0.1%
Short-Term Investments	1.7%
Senior Loan Interests	7.0%
Corporate Bonds	91.2%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	1.7%
Not Rated	2.4%
CCC	16.1%
B	36.3%
BB	40.2%
BBB	3.3%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

MSYIX -TSR-AR

Morgan Stanley Institutional Fund Trust - High Yield Portfolio

Class IR MRHYX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - High Yield Portfolio for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$60	0.56%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Corporate High Yield Index:

↑ Credit selection in the technology sector, which was favorable.

↑ Sound credit selection in the metals & mining sector helped relative performance.

↑ Underweight exposure in BB-rated bonds, which underperformed.

↓ A modest cash position detracted as the U.S. high yield market performed well.

↓ Bonds rated CCC and below, where credit selection was challenging.

↓ Chemicals sector, where credit selection was challenging.

↓ Credit selection and an underweight position in the wirelines sector, which outperformed.

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class IR	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield Index
6/18	$5,000,000	$5,000,000	$5,000,000
6/18	$4,989,930	$5,000,000	$5,000,000
7/18	$5,021,734	$5,023,048	$5,025,759
8/18	$5,063,836	$5,047,795	$5,062,823
9/18	$5,095,961	$5,026,165	$5,091,016
10/18	$5,009,853	$4,984,120	$5,009,628
11/18	$4,938,835	$5,006,535	$4,966,529
12/18	$4,816,227	$5,084,865	$4,860,194
1/19	$5,009,713	$5,154,975	$5,079,889
2/19	$5,089,956	$5,160,593	$5,164,364
3/19	$5,133,651	$5,253,782	$5,212,938
4/19	$5,225,412	$5,261,136	$5,287,055
5/19	$5,168,106	$5,341,729	$5,224,222
6/19	$5,264,856	$5,417,284	$5,343,288
7/19	$5,286,557	$5,433,409	$5,373,415
8/19	$5,292,203	$5,556,353	$5,394,910
9/19	$5,335,986	$5,532,280	$5,414,558
10/19	$5,352,683	$5,550,154	$5,429,511
11/19	$5,363,788	$5,549,045	$5,447,237
12/19	$5,486,885	$5,557,313	$5,556,143
1/20	$5,509,189	$5,657,056	$5,557,620
2/20	$5,430,843	$5,741,760	$5,479,252
3/20	$4,608,268	$5,629,603	$4,851,351
4/20	$4,739,139	$5,742,372	$5,069,923
5/20	$4,988,800	$5,796,005	$5,293,275
6/20	$5,071,739	$5,844,366	$5,345,087
7/20	$5,293,436	$5,947,028	$5,595,672
8/20	$5,371,637	$5,912,735	$5,648,866
9/20	$5,345,499	$5,902,079	$5,590,764
10/20	$5,380,659	$5,880,984	$5,619,153
11/20	$5,575,837	$5,957,727	$5,841,449
12/20	$5,666,754	$5,978,301	$5,951,392
1/21	$5,696,423	$5,940,724	$5,971,077
2/21	$5,729,477	$5,864,071	$5,993,014
3/21	$5,762,604	$5,795,829	$6,001,978
4/21	$5,819,829	$5,844,565	$6,067,170
5/21	$5,845,332	$5,866,858	$6,085,116
6/21	$5,913,732	$5,909,628	$6,166,631
7/21	$5,915,408	$5,968,968	$6,190,118
8/21	$5,947,761	$5,964,984	$6,221,918
9/21	$5,959,681	$5,914,045	$6,221,238
10/21	$5,942,825	$5,909,212	$6,210,585
11/21	$5,883,302	$5,916,350	$6,150,185
12/21	$5,983,181	$5,912,361	$6,265,465
1/22	$5,870,291	$5,782,737	$6,094,146
2/22	$5,795,332	$5,703,895	$6,031,576
3/22	$5,757,413	$5,550,867	$5,962,428
4/22	$5,566,882	$5,343,834	$5,750,413
5/22	$5,504,352	$5,373,236	$5,764,511
6/22	$5,145,144	$5,265,866	$5,376,388
7/22	$5,398,462	$5,398,260	$5,693,776
8/22	$5,320,423	$5,257,925	$5,562,570
9/22	$5,107,250	$5,031,394	$5,341,627
10/22	$5,252,764	$4,976,188	$5,480,444
11/22	$5,320,405	$5,161,733	$5,599,398
12/22	$5,292,834	$5,144,201	$5,564,451
1/23	$5,505,878	$5,303,776	$5,776,301
2/23	$5,450,471	$5,173,453	$5,702,044
3/23	$5,503,089	$5,294,819	$5,762,995
4/23	$5,562,480	$5,327,164	$5,820,543
5/23	$5,516,554	$5,271,933	$5,767,206
6/23	$5,608,916	$5,263,740	$5,863,706
7/23	$5,708,927	$5,268,973	$5,944,610
8/23	$5,707,554	$5,237,244	$5,961,075
9/23	$5,636,339	$5,112,361	$5,890,553
10/23	$5,544,032	$5,035,480	$5,821,955
11/23	$5,781,775	$5,262,101	$6,085,715
12/23	$6,017,085	$5,461,768	$6,312,591
1/24	$6,052,774	$5,448,697	$6,312,340
2/24	$6,072,677	$5,383,369	$6,330,785
3/24	$6,164,747	$5,436,226	$6,405,679
4/24	$6,112,403	$5,309,190	$6,345,463
5/24	$6,176,328	$5,397,196	$6,415,177
6/24	$6,247,913	$5,446,536	$6,475,762
7/24	$6,320,105	$5,570,159	$6,601,657
8/24	$6,413,355	$5,652,157	$6,709,342
9/24	$6,492,029	$5,729,680	$6,817,893

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 6/15/18 (Inception)
Class IR	15.18%	4.00%	4.24%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.19%
Bloomberg U.S. Corporate High Yield Index	15.74%	4.72%	5.05%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$65,728,163
# of Portfolio Holdings	220
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$112,589

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Common Stocks	0.1%
Short-Term Investments	1.7%
Senior Loan Interests	7.0%
Corporate Bonds	91.2%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	1.7%
Not Rated	2.4%
CCC	16.1%
B	36.3%
BB	40.2%
BBB	3.3%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

MRHYX -TSR-AR

Morgan Stanley Institutional Fund Trust - High Yield Portfolio

Class L MSYLX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - High Yield Portfolio for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$128	1.19%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Corporate High Yield Index:

↑ Credit selection in the technology sector, which was favorable.

↑ Sound credit selection in the metals & mining sector helped relative performance.

↑ Underweight exposure in BB-rated bonds, which underperformed.

↓ A modest cash position detracted as the U.S. high yield market performed well.

↓ Bonds rated CCC and below, where credit selection was challenging.

↓ Chemicals sector, where credit selection was challenging.

↓ Credit selection and an underweight position in the wirelines sector, which outperformed.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class L	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield Index
9/14	$10,000	$10,000	$10,000
10/14	$9,997	$10,098	$10,119
11/14	$9,853	$10,152	$10,045
12/14	$9,624	$10,134	$9,900
1/15	$9,643	$10,327	$9,965
2/15	$9,910	$10,267	$10,205
3/15	$9,918	$10,309	$10,149
4/15	$10,090	$10,297	$10,272
5/15	$10,166	$10,279	$10,303
6/15	$10,075	$10,164	$10,150
7/15	$10,022	$10,224	$10,091
8/15	$9,891	$10,194	$9,915
9/15	$9,730	$10,233	$9,657
10/15	$9,887	$10,266	$9,922
11/15	$9,744	$10,229	$9,702
12/15	$9,403	$10,178	$9,457
1/16	$9,189	$10,290	$9,305
2/16	$9,207	$10,363	$9,359
3/16	$9,555	$10,490	$9,775
4/16	$9,822	$10,562	$10,157
5/16	$9,893	$10,570	$10,220
6/16	$9,932	$10,756	$10,314
7/16	$10,224	$10,844	$10,593
8/16	$10,443	$10,856	$10,815
9/16	$10,504	$10,859	$10,887
10/16	$10,565	$10,787	$10,929
11/16	$10,595	$10,544	$10,877
12/16	$10,784	$10,576	$11,077
1/17	$10,925	$10,613	$11,238
2/17	$11,042	$10,695	$11,402
3/17	$11,007	$10,691	$11,377
4/17	$11,125	$10,780	$11,508
5/17	$11,211	$10,863	$11,608
6/17	$11,185	$10,854	$11,624
7/17	$11,317	$10,908	$11,752
8/17	$11,302	$11,002	$11,748
9/17	$11,423	$10,963	$11,853
10/17	$11,522	$10,976	$11,903
11/17	$11,542	$10,960	$11,873
12/17	$11,579	$11,008	$11,909
1/18	$11,695	$10,902	$11,980
2/18	$11,610	$10,799	$11,878
3/18	$11,585	$10,853	$11,807
4/18	$11,640	$10,781	$11,883
5/18	$11,637	$10,840	$11,880
6/18	$11,693	$10,824	$11,928
7/18	$11,774	$10,847	$12,058
8/18	$11,866	$10,900	$12,147
9/18	$11,923	$10,853	$12,215
10/18	$11,715	$10,763	$12,019
11/18	$11,555	$10,811	$11,916
12/18	$11,255	$10,980	$11,661
1/19	$11,708	$11,132	$12,188
2/19	$11,890	$11,144	$12,391
3/19	$11,986	$11,345	$12,507
4/19	$12,194	$11,361	$12,685
5/19	$12,041	$11,535	$12,534
6/19	$12,273	$11,698	$12,820
7/19	$12,305	$11,733	$12,892
8/19	$12,324	$11,998	$12,944
9/19	$12,407	$11,946	$12,991
10/19	$12,452	$11,985	$13,027
11/19	$12,458	$11,982	$13,069
12/19	$12,744	$12,000	$13,331
1/20	$12,783	$12,216	$13,334
2/20	$12,607	$12,399	$13,146
3/20	$10,690	$12,156	$11,640
4/20	$10,975	$12,400	$12,164
5/20	$11,548	$12,516	$12,700
6/20	$11,748	$12,620	$12,824
7/20	$12,243	$12,842	$13,425
8/20	$12,431	$12,768	$13,553
9/20	$12,350	$12,745	$13,414
10/20	$12,425	$12,699	$13,482
11/20	$12,869	$12,865	$14,015
12/20	$13,080	$12,909	$14,279
1/21	$13,148	$12,828	$14,326
2/21	$13,217	$12,663	$14,379
3/21	$13,273	$12,515	$14,400
4/21	$13,398	$12,621	$14,557
5/21	$13,450	$12,669	$14,600
6/21	$13,601	$12,761	$14,795
7/21	$13,597	$12,889	$14,852
8/21	$13,663	$12,881	$14,928
9/21	$13,688	$12,771	$14,926
10/21	$13,657	$12,760	$14,901
11/21	$13,496	$12,776	$14,756
12/21	$13,726	$12,767	$15,032
1/22	$13,452	$12,487	$14,621
2/22	$13,271	$12,317	$14,471
3/22	$13,178	$11,986	$14,305
4/22	$12,749	$11,539	$13,797
5/22	$12,596	$11,603	$13,831
6/22	$11,766	$11,371	$12,899
7/22	$12,339	$11,657	$13,661
8/22	$12,155	$11,354	$13,346
9/22	$11,646	$10,865	$12,816
10/22	$11,985	$10,745	$13,149
11/22	$12,142	$11,146	$13,434
12/22	$12,068	$11,108	$13,351
1/23	$12,539	$11,453	$13,859
2/23	$12,406	$11,171	$13,681
3/23	$12,535	$11,434	$13,827
4/23	$12,648	$11,503	$13,965
5/23	$12,537	$11,384	$13,837
6/23	$12,741	$11,366	$14,068
7/23	$12,962	$11,378	$14,263
8/23	$12,967	$11,309	$14,302
9/23	$12,783	$11,040	$14,133
10/23	$12,566	$10,874	$13,968
11/23	$13,115	$11,363	$14,601
12/23	$13,618	$11,794	$15,145
1/24	$13,699	$11,766	$15,145
2/24	$13,737	$11,625	$15,189
3/24	$13,938	$11,739	$15,369
4/24	$13,812	$11,465	$15,224
5/24	$13,966	$11,655	$15,392
6/24	$14,104	$11,761	$15,537
7/24	$14,276	$12,028	$15,839
8/24	$14,462	$12,205	$16,097
9/24	$14,632	$12,373	$16,358

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class L	14.47%	3.35%	3.88%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
Bloomberg U.S. Corporate High Yield Index	15.74%	4.72%	5.04%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$65,728,163
# of Portfolio Holdings	220
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$112,589

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Common Stocks	0.1%
Short-Term Investments	1.7%
Senior Loan Interests	7.0%
Corporate Bonds	91.2%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	1.7%
Not Rated	2.4%
CCC	16.1%
B	36.3%
BB	40.2%
BBB	3.3%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

MSYLX -TSR-AR

Morgan Stanley Institutional Fund Trust - High Yield Portfolio

Class R6 MSHYX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - High Yield Portfolio for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$60	0.56%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Corporate High Yield Index:

↑ Credit selection in the technology sector, which was favorable.

↑ Sound credit selection in the metals & mining sector helped relative performance.

↑ Underweight exposure in BB-rated bonds, which underperformed.

↓ A modest cash position detracted as the U.S. high yield market performed well.

↓ Bonds rated CCC and below, where credit selection was challenging.

↓ Chemicals sector, where credit selection was challenging.

↓ Credit selection and an underweight position in the wirelines sector, which outperformed.

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield Index
9/14	$5,000,000	$5,000,000	$5,000,000
10/14	$5,001,288	$5,048,962	$5,059,452
11/14	$4,932,045	$5,076,209	$5,022,598
12/14	$4,818,672	$5,067,038	$4,949,888
1/15	$4,828,252	$5,163,490	$4,982,591
2/15	$4,969,082	$5,133,397	$5,102,672
3/15	$4,975,194	$5,154,585	$5,074,746
4/15	$5,059,154	$5,148,604	$5,135,980
5/15	$5,099,520	$5,139,597	$5,151,570
6/15	$5,056,631	$5,082,236	$5,074,884
7/15	$5,033,208	$5,111,830	$5,045,333
8/15	$4,970,080	$5,096,768	$4,957,442
9/15	$4,891,652	$5,116,718	$4,828,444
10/15	$4,978,521	$5,133,074	$4,961,184
11/15	$4,904,119	$5,114,355	$4,850,904
12/15	$4,732,719	$5,088,805	$4,728,728
1/16	$4,630,168	$5,144,980	$4,652,733
2/16	$4,641,935	$5,181,528	$4,679,326
3/16	$4,819,507	$5,245,029	$4,887,291
4/16	$4,961,696	$5,280,765	$5,078,633
5/16	$4,994,654	$5,284,889	$5,109,992
6/16	$5,022,469	$5,377,929	$5,157,022
7/16	$5,172,360	$5,422,245	$5,296,462
8/16	$5,280,581	$5,428,094	$5,407,260
9/16	$5,319,584	$5,429,384	$5,443,300
10/16	$5,353,344	$5,393,365	$5,464,318
11/16	$5,371,228	$5,272,137	$5,438,377
12/16	$5,467,270	$5,287,798	$5,538,747
1/17	$5,538,774	$5,306,454	$5,619,193
2/17	$5,601,081	$5,347,397	$5,700,975
3/17	$5,591,387	$5,345,606	$5,688,252
4/17	$5,654,348	$5,389,960	$5,753,936
5/17	$5,695,199	$5,431,545	$5,803,972
6/17	$5,685,423	$5,426,940	$5,811,822
7/17	$5,760,758	$5,453,971	$5,876,186
8/17	$5,750,907	$5,501,026	$5,873,884
9/17	$5,821,267	$5,481,666	$5,926,627
10/17	$5,868,965	$5,488,248	$5,951,658
11/17	$5,882,114	$5,479,943	$5,936,465
12/17	$5,907,308	$5,504,100	$5,954,405
1/18	$5,966,146	$5,451,135	$5,990,116
2/18	$5,926,427	$5,399,447	$5,939,209
3/18	$5,916,241	$5,426,680	$5,903,334
4/18	$5,947,762	$5,390,471	$5,941,743
5/18	$5,949,432	$5,419,867	$5,940,096
6/18	$5,981,255	$5,412,007	$5,963,940
7/18	$6,025,458	$5,423,333	$6,029,027
8/18	$6,075,976	$5,450,052	$6,073,490
9/18	$6,114,521	$5,426,699	$6,107,311
10/18	$6,011,202	$5,381,303	$6,009,676
11/18	$5,925,989	$5,405,504	$5,957,973
12/18	$5,778,876	$5,490,077	$5,830,412
1/19	$6,011,035	$5,565,773	$6,093,963
2/19	$6,107,316	$5,571,839	$6,195,301
3/19	$6,159,745	$5,672,454	$6,253,571
4/19	$6,269,846	$5,680,394	$6,342,484
5/19	$6,194,673	$5,767,409	$6,267,108
6/19	$6,317,208	$5,848,985	$6,409,942
7/19	$6,336,767	$5,866,395	$6,446,084
8/19	$6,350,022	$5,999,137	$6,471,870
9/19	$6,402,556	$5,973,146	$6,495,440
10/19	$6,422,591	$5,992,444	$6,513,378
11/19	$6,435,916	$5,991,246	$6,534,642
12/19	$6,583,617	$6,000,174	$6,665,289
1/20	$6,610,380	$6,107,865	$6,667,061
2/20	$6,516,373	$6,199,319	$6,573,048
3/20	$5,529,381	$6,078,224	$5,819,802
4/20	$5,686,410	$6,199,980	$6,082,007
5/20	$5,985,974	$6,257,887	$6,349,945
6/20	$6,092,367	$6,310,102	$6,412,101
7/20	$6,351,502	$6,420,945	$6,712,709
8/20	$6,445,333	$6,383,919	$6,776,522
9/20	$6,413,938	$6,372,414	$6,706,821
10/20	$6,456,125	$6,349,638	$6,740,878
11/20	$6,690,314	$6,432,497	$7,007,549
12/20	$6,799,404	$6,454,709	$7,139,440
1/21	$6,835,003	$6,414,139	$7,163,054
2/21	$6,874,629	$6,331,377	$7,189,370
3/21	$6,914,343	$6,257,696	$7,200,124
4/21	$6,983,006	$6,310,316	$7,278,331
5/21	$7,013,605	$6,334,386	$7,299,858
6/21	$7,095,677	$6,380,565	$7,397,646
7/21	$7,097,687	$6,444,633	$7,425,822
8/21	$7,136,474	$6,440,332	$7,463,970
9/21	$7,150,776	$6,385,334	$7,463,154
10/21	$7,137,964	$6,380,115	$7,450,374
11/21	$7,059,099	$6,387,822	$7,377,917
12/21	$7,186,430	$6,383,515	$7,516,210
1/22	$7,043,454	$6,243,562	$7,310,691
2/22	$6,953,482	$6,158,437	$7,235,631
3/22	$6,907,985	$5,993,214	$7,152,679
4/22	$6,687,003	$5,769,682	$6,898,340
5/22	$6,612,013	$5,801,428	$6,915,252
6/22	$6,173,359	$5,685,501	$6,449,651
7/22	$6,485,039	$5,828,446	$6,830,397
8/22	$6,383,630	$5,676,928	$6,672,999
9/22	$6,127,858	$5,432,344	$6,407,950
10/22	$6,302,451	$5,372,739	$6,574,479
11/22	$6,391,466	$5,573,070	$6,717,178
12/22	$6,350,398	$5,554,141	$6,675,255
1/23	$6,614,000	$5,726,432	$6,929,396
2/23	$6,539,534	$5,585,724	$6,840,316
3/23	$6,610,698	$5,716,761	$6,913,434
4/23	$6,673,827	$5,751,684	$6,982,470
5/23	$6,626,854	$5,692,052	$6,918,486
6/23	$6,729,497	$5,683,206	$7,034,250
7/23	$6,857,706	$5,688,856	$7,131,303
8/23	$6,856,058	$5,654,598	$7,151,056
9/23	$6,762,305	$5,519,764	$7,066,455
10/23	$6,651,508	$5,436,756	$6,984,164
11/23	$6,945,150	$5,681,437	$7,300,577
12/23	$7,218,954	$5,897,014	$7,572,743
1/24	$7,270,334	$5,882,902	$7,572,442
2/24	$7,294,213	$5,812,368	$7,594,570
3/24	$7,396,011	$5,869,437	$7,684,414
4/24	$7,341,873	$5,732,278	$7,612,178
5/24	$7,418,565	$5,827,297	$7,695,808
6/24	$7,504,447	$5,880,568	$7,768,487
7/24	$7,591,054	$6,014,044	$7,919,514
8/24	$7,702,925	$6,102,576	$8,048,696
9/24	$7,797,366	$6,186,276	$8,178,916

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6	15.31%	4.02%	4.54%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
Bloomberg U.S. Corporate High Yield Index	15.74%	4.72%	5.04%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$65,728,163
# of Portfolio Holdings	220
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$112,589

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Common Stocks	0.1%
Short-Term Investments	1.7%
Senior Loan Interests	7.0%
Corporate Bonds	91.2%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	1.7%
Not Rated	2.4%
CCC	16.1%
B	36.3%
BB	40.2%
BBB	3.3%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

MSHYX -TSR-AR

Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio

Class A MUAIX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.37%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 3-Month U.S. Treasury Bill Index:

↑Allocation to fixed-rate securities, as the Fund locked in longer-dated fixed-rate securities prior to the market rally in June 2024, this benefited performance from both higher market value and higher current yield than prevailing alternatives as the monetary easing cycle began in September 2024.

↑ Exposure to BBB rated securities helped increase income compared to other tier 1 alternatives.

↓ Short maturity profile, as mandated by the Fund’s investment strategy, meant that higher yielding securities purchased at year-end 2023 (when prevailing interest rates were higher) matured and the proceeds were reinvested in a lower yield environment.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
4/16	$10,000	$10,000	$10,000
4/16	$10,000	$10,000	$10,000
5/16	$10,001	$10,020	$10,001
6/16	$10,003	$10,196	$10,005
7/16	$10,006	$10,280	$10,008
8/16	$10,009	$10,291	$10,010
9/16	$10,014	$10,294	$10,015
10/16	$10,018	$10,226	$10,017
11/16	$10,023	$9,996	$10,019
12/16	$10,029	$10,025	$10,023
1/17	$10,035	$10,061	$10,028
2/17	$10,041	$10,138	$10,032
3/17	$10,047	$10,135	$10,034
4/17	$10,055	$10,219	$10,040
5/17	$10,072	$10,298	$10,045
6/17	$10,080	$10,289	$10,054
7/17	$10,088	$10,340	$10,062
8/17	$10,097	$10,430	$10,072
9/17	$10,106	$10,393	$10,080
10/17	$10,115	$10,405	$10,089
11/17	$10,124	$10,390	$10,098
12/17	$10,125	$10,435	$10,109
1/18	$10,147	$10,335	$10,121
2/18	$10,157	$10,237	$10,131
3/18	$10,160	$10,289	$10,145
4/18	$10,185	$10,220	$10,158
5/18	$10,202	$10,276	$10,174
6/18	$10,218	$10,261	$10,191
7/18	$10,235	$10,282	$10,207
8/18	$10,252	$10,333	$10,225
9/18	$10,269	$10,289	$10,241
10/18	$10,287	$10,203	$10,259
11/18	$10,305	$10,249	$10,280
12/18	$10,325	$10,409	$10,299
1/19	$10,347	$10,552	$10,319
2/19	$10,377	$10,564	$10,337
3/19	$10,399	$10,755	$10,360
4/19	$10,419	$10,770	$10,380
5/19	$10,440	$10,935	$10,404
6/19	$10,460	$11,089	$10,427
7/19	$10,480	$11,122	$10,445
8/19	$10,500	$11,374	$10,467
9/19	$10,517	$11,325	$10,485
10/19	$10,535	$11,361	$10,505
11/19	$10,551	$11,359	$10,518
12/19	$10,566	$11,376	$10,533
1/20	$10,581	$11,580	$10,548
2/20	$10,594	$11,754	$10,563
3/20	$10,543	$11,524	$10,594
4/20	$10,571	$11,755	$10,595
5/20	$10,588	$11,865	$10,595
6/20	$10,592	$11,964	$10,596
7/20	$10,596	$12,174	$10,598
8/20	$10,599	$12,104	$10,599
9/20	$10,601	$12,082	$10,600
10/20	$10,592	$12,039	$10,602
11/20	$10,594	$12,196	$10,603
12/20	$10,595	$12,238	$10,604
1/21	$10,596	$12,161	$10,605
2/21	$10,596	$12,004	$10,606
3/21	$10,597	$11,864	$10,606
4/21	$10,597	$11,964	$10,607
5/21	$10,597	$12,010	$10,607
6/21	$10,598	$12,097	$10,606
7/21	$10,598	$12,219	$10,607
8/21	$10,598	$12,211	$10,607
9/21	$10,598	$12,106	$10,608
10/21	$10,599	$12,096	$10,607
11/21	$10,599	$12,111	$10,608
12/21	$10,599	$12,103	$10,609
1/22	$10,599	$11,837	$10,608
2/22	$10,589	$11,676	$10,610
3/22	$10,590	$11,363	$10,613
4/22	$10,593	$10,939	$10,615
5/22	$10,600	$10,999	$10,622
6/22	$10,610	$10,779	$10,624
7/22	$10,626	$11,050	$10,630
8/22	$10,647	$10,763	$10,647
9/22	$10,670	$10,299	$10,673
10/22	$10,687	$10,186	$10,690
11/22	$10,721	$10,566	$10,725
12/22	$10,770	$10,530	$10,763
1/23	$10,822	$10,857	$10,797
2/23	$10,861	$10,590	$10,832
3/23	$10,894	$10,839	$10,879
4/23	$10,949	$10,905	$10,913
5/23	$10,996	$10,792	$10,956
6/23	$11,033	$10,775	$11,006
7/23	$11,094	$10,786	$11,050
8/23	$11,146	$10,721	$11,100
9/23	$11,196	$10,465	$11,151
10/23	$11,249	$10,308	$11,200
11/23	$11,300	$10,772	$11,251
12/23	$11,365	$11,180	$11,303
1/24	$11,418	$11,154	$11,351
2/24	$11,468	$11,020	$11,398
3/24	$11,510	$11,128	$11,449
4/24	$11,561	$10,868	$11,498
5/24	$11,615	$11,048	$11,553
6/24	$11,666	$11,149	$11,600
7/24	$11,719	$11,402	$11,652
8/24	$11,784	$11,570	$11,708
9/24	$11,834	$11,729	$11,759

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 4/28/16 (Inception)
Class A	5.69%	2.39%	2.02%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	1.91%
ICE BofA 3-Month U.S. Treasury Bill Index	5.46%	2.32%	1.94%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$11,231,150,088
# of Portfolio Holdings	136
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$17,073,139

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Time Deposits	4.8%
Certificates of Deposit	12.8%
Corporate Bonds	17.3%
Floating Rate Notes	18.8%
Commercial Paper	22.7%
Repurchase Agreements	23.6%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	73.5%
BBB	3.6%
A	18.3%
AA	4.7%
Footnote	Description
Footnote[a]	Security ratings disclosed is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Effective May 1, 2024, the Distributor, Morgan Stanley Distribution, Inc., has agreed to waive the 12b-1 fees on Class A shares of the Fund to the extent it exceeds 0.15% of the average daily net assets of such shares on an basis.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

MUAIX -TSR-AR

Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio

Institutional Class MUIIX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$31	0.30%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 3-Month U.S. Treasury Bill Index:

↑Allocation to fixed-rate securities, as the Fund locked in longer-dated fixed-rate securities prior to the market rally in June 2024, this benefited performance from both higher market value and higher current yield than prevailing alternatives as the monetary easing cycle began in September 2024.

↑ Exposure to BBB rated securities helped increase income compared to other tier 1 alternatives.

↓ Short maturity profile, as mandated by the Fund’s investment strategy, meant that higher yielding securities purchased at year-end 2023 (when prevailing interest rates were higher) matured and the proceeds were reinvested in a lower yield environment.

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Institutional Class	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
4/16	$5,000,000	$5,000,000	$5,000,000
4/16	$5,000,046	$5,000,000	$5,000,000
5/16	$5,001,743	$5,009,930	$5,000,695
6/16	$5,003,792	$5,098,129	$5,002,577
7/16	$5,006,176	$5,140,140	$5,004,025
8/16	$5,008,818	$5,145,685	$5,004,915
9/16	$5,011,708	$5,146,907	$5,007,384
10/16	$5,015,005	$5,112,762	$5,008,636
11/16	$5,018,169	$4,997,841	$5,009,512
12/16	$5,021,931	$5,012,688	$5,011,641
1/17	$5,025,907	$5,030,373	$5,013,856
2/17	$5,029,564	$5,069,186	$5,015,934
3/17	$5,038,722	$5,067,488	$5,016,802
4/17	$5,043,121	$5,109,534	$5,020,169
5/17	$5,047,718	$5,148,956	$5,022,702
6/17	$5,052,413	$5,144,591	$5,026,930
7/17	$5,057,635	$5,170,215	$5,031,208
8/17	$5,062,979	$5,214,822	$5,035,921
9/17	$5,068,202	$5,196,469	$5,040,236
10/17	$5,073,616	$5,202,708	$5,044,739
11/17	$5,078,890	$5,194,836	$5,048,930
12/17	$5,085,241	$5,217,736	$5,054,540
1/18	$5,091,878	$5,167,527	$5,060,578
2/18	$5,097,993	$5,118,528	$5,065,363
3/18	$5,100,325	$5,144,344	$5,072,465
4/18	$5,113,890	$5,110,019	$5,079,096
5/18	$5,122,853	$5,137,886	$5,086,849
6/18	$5,131,820	$5,130,434	$5,095,406
7/18	$5,141,392	$5,141,171	$5,103,391
8/18	$5,150,919	$5,166,500	$5,112,592
9/18	$5,160,211	$5,144,362	$5,120,447
10/18	$5,170,256	$5,101,327	$5,129,300
11/18	$5,180,131	$5,124,270	$5,139,826
12/18	$5,190,968	$5,204,442	$5,149,288
1/19	$5,202,829	$5,276,200	$5,159,437
2/19	$5,218,776	$5,281,951	$5,168,624
3/19	$5,230,546	$5,377,331	$5,180,163
4/19	$5,241,762	$5,384,858	$5,189,907
5/19	$5,253,288	$5,467,346	$5,201,750
6/19	$5,264,212	$5,544,678	$5,213,261
7/19	$5,275,171	$5,561,182	$5,222,715
8/19	$5,285,721	$5,687,017	$5,233,429
9/19	$5,295,576	$5,662,378	$5,242,573
10/19	$5,305,241	$5,680,673	$5,252,657
11/19	$5,314,091	$5,679,537	$5,259,208
12/19	$5,322,878	$5,688,001	$5,266,715
1/20	$5,331,256	$5,790,088	$5,273,752
2/20	$5,338,788	$5,876,785	$5,281,549
3/20	$5,313,730	$5,761,990	$5,296,975
4/20	$5,328,983	$5,877,411	$5,297,388
5/20	$5,338,213	$5,932,305	$5,297,475
6/20	$5,341,261	$5,981,804	$5,298,155
7/20	$5,343,689	$6,086,880	$5,299,205
8/20	$5,345,661	$6,051,781	$5,299,611
9/20	$5,347,210	$6,040,874	$5,300,240
10/20	$5,343,097	$6,019,283	$5,300,791
11/20	$5,344,319	$6,097,831	$5,301,261
12/20	$5,345,532	$6,118,888	$5,301,847
1/21	$5,346,415	$6,080,428	$5,302,347
2/21	$5,346,921	$6,001,972	$5,302,796
3/21	$5,347,369	$5,932,125	$5,303,179
4/21	$5,347,821	$5,982,007	$5,303,259
5/21	$5,348,238	$6,004,824	$5,303,368
6/21	$5,348,649	$6,048,601	$5,303,172
7/21	$5,349,127	$6,109,336	$5,303,440
8/21	$5,349,571	$6,105,258	$5,303,650
9/21	$5,349,954	$6,053,122	$5,303,940
10/21	$5,350,328	$6,048,175	$5,303,722
11/21	$5,350,708	$6,055,480	$5,304,077
12/21	$5,351,103	$6,051,397	$5,304,454
1/22	$5,351,482	$5,918,725	$5,304,215
2/22	$5,346,530	$5,838,030	$5,304,895
3/22	$5,347,573	$5,681,403	$5,306,531
4/22	$5,349,322	$5,469,500	$5,307,277
5/22	$5,352,971	$5,499,595	$5,310,933
6/22	$5,358,400	$5,389,699	$5,312,091
7/22	$5,366,670	$5,525,207	$5,314,813
8/22	$5,377,660	$5,381,572	$5,323,391
9/22	$5,389,314	$5,149,714	$5,336,639
10/22	$5,398,470	$5,093,210	$5,345,015
11/22	$5,420,975	$5,283,117	$5,362,252
12/22	$5,440,597	$5,265,173	$5,381,660
1/23	$5,467,121	$5,428,501	$5,398,513
2/23	$5,492,518	$5,295,114	$5,416,133
3/23	$5,509,476	$5,419,333	$5,439,429
4/23	$5,532,036	$5,452,439	$5,456,550
5/23	$5,556,174	$5,395,909	$5,477,920
6/23	$5,574,761	$5,387,524	$5,502,990
7/23	$5,605,921	$5,392,879	$5,524,903
8/23	$5,632,340	$5,360,404	$5,549,849
9/23	$5,657,987	$5,232,585	$5,575,281
10/23	$5,684,819	$5,153,896	$5,600,184
11/23	$5,716,761	$5,385,846	$5,625,326
12/23	$5,743,906	$5,590,208	$5,651,546
1/24	$5,771,150	$5,576,830	$5,675,696
2/24	$5,796,608	$5,509,966	$5,698,949
3/24	$5,817,978	$5,564,065	$5,724,540
4/24	$5,844,311	$5,434,042	$5,749,102
5/24	$5,871,700	$5,524,118	$5,776,691
6/24	$5,898,225	$5,574,618	$5,800,248
7/24	$5,931,531	$5,701,149	$5,826,229
8/24	$5,958,769	$5,785,075	$5,854,100
9/24	$5,990,454	$5,864,420	$5,879,496

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 4/28/16 (Inception)
Institutional Class	5.88%	2.50%	2.17%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	1.91%
ICE BofA 3-Month U.S. Treasury Bill Index	5.46%	2.32%	1.94%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$11,231,150,088
# of Portfolio Holdings	136
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$17,073,139

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Time Deposits	4.8%
Certificates of Deposit	12.8%
Corporate Bonds	17.3%
Floating Rate Notes	18.8%
Commercial Paper	22.7%
Repurchase Agreements	23.6%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	73.5%
BBB	3.6%
A	18.3%
AA	4.7%
Footnote	Description
Footnote[a]	Security ratings disclosed is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

MUIIX -TSR-AR

Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio

Class IR MULSX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$26	0.25%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 3-Month U.S. Treasury Bill Index:

↑Allocation to fixed-rate securities, as the Fund locked in longer-dated fixed-rate securities prior to the market rally in June 2024, this benefited performance from both higher market value and higher current yield than prevailing alternatives as the monetary easing cycle began in September 2024.

↑ Exposure to BBB rated securities helped increase income compared to other tier 1 alternatives.

↓ Short maturity profile, as mandated by the Fund’s investment strategy, meant that higher yielding securities purchased at year-end 2023 (when prevailing interest rates were higher) matured and the proceeds were reinvested in a lower yield environment.

Fund Performance

Comparison of the change in value of a $10,000,000 investment for the period indicated.

	Class IR	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
4/16	$10,000,000	$10,000,000	$10,000,000
4/16	$10,000,119	$10,000,000	$10,000,000
5/16	$10,003,938	$10,019,861	$10,001,390
6/16	$10,008,445	$10,196,259	$10,005,154
7/16	$10,013,638	$10,280,280	$10,008,050
8/16	$10,019,352	$10,291,369	$10,009,831
9/16	$10,025,544	$10,293,815	$10,014,768
10/16	$10,042,595	$10,225,525	$10,017,273
11/16	$10,049,341	$9,995,682	$10,019,025
12/16	$10,057,299	$10,025,376	$10,023,281
1/17	$10,065,671	$10,060,746	$10,027,712
2/17	$10,073,354	$10,138,372	$10,031,867
3/17	$10,082,034	$10,134,976	$10,033,605
4/17	$10,091,255	$10,219,068	$10,040,337
5/17	$10,100,883	$10,297,912	$10,045,405
6/17	$10,110,694	$10,289,181	$10,053,860
7/17	$10,121,578	$10,340,431	$10,062,417
8/17	$10,132,706	$10,429,644	$10,071,842
9/17	$10,143,579	$10,392,938	$10,080,471
10/17	$10,154,851	$10,405,417	$10,089,477
11/17	$10,165,822	$10,389,671	$10,097,860
12/17	$10,178,973	$10,435,473	$10,109,081
1/18	$10,192,697	$10,335,054	$10,121,156
2/18	$10,205,332	$10,237,056	$10,130,726
3/18	$10,220,649	$10,288,689	$10,144,930
4/18	$10,238,017	$10,220,038	$10,158,192
5/18	$10,256,403	$10,275,772	$10,173,698
6/18	$10,274,779	$10,260,869	$10,190,812
7/18	$10,294,383	$10,282,343	$10,206,782
8/18	$10,313,900	$10,333,000	$10,225,184
9/18	$10,332,936	$10,288,724	$10,240,893
10/18	$10,353,499	$10,202,655	$10,258,600
11/18	$10,373,703	$10,248,540	$10,279,652
12/18	$10,395,850	$10,408,884	$10,298,575
1/19	$10,430,460	$10,552,401	$10,318,874
2/19	$10,452,390	$10,563,902	$10,337,247
3/19	$10,476,422	$10,754,663	$10,360,326
4/19	$10,499,332	$10,769,716	$10,379,814
5/19	$10,522,871	$10,934,692	$10,403,501
6/19	$10,545,191	$11,089,356	$10,426,522
7/19	$10,567,598	$11,122,364	$10,445,431
8/19	$10,589,187	$11,374,034	$10,466,859
9/19	$10,609,370	$11,324,757	$10,485,145
10/19	$10,629,192	$11,361,346	$10,505,314
11/19	$10,647,363	$11,359,074	$10,518,417
12/19	$10,665,425	$11,376,001	$10,533,431
1/20	$10,682,668	$11,580,177	$10,547,504
2/20	$10,698,190	$11,753,569	$10,563,097
3/20	$10,659,136	$11,523,980	$10,593,951
4/20	$10,679,446	$11,754,822	$10,594,776
5/20	$10,698,394	$11,864,610	$10,594,950
6/20	$10,704,943	$11,963,608	$10,596,311
7/20	$10,710,261	$12,173,760	$10,598,410
8/20	$10,714,668	$12,103,561	$10,599,221
9/20	$10,718,212	$12,081,748	$10,600,481
10/20	$10,721,153	$12,038,566	$10,601,581
11/20	$10,713,312	$12,195,662	$10,602,522
12/20	$10,716,201	$12,237,775	$10,603,695
1/21	$10,718,427	$12,160,855	$10,604,694
2/21	$10,719,854	$12,003,944	$10,605,592
3/21	$10,721,210	$11,864,249	$10,606,359
4/21	$10,722,557	$11,964,014	$10,606,518
5/21	$10,723,851	$12,009,649	$10,606,735
6/21	$10,725,115	$12,097,201	$10,606,344
7/21	$10,726,530	$12,218,672	$10,606,880
8/21	$10,727,878	$12,210,516	$10,607,300
9/21	$10,729,086	$12,106,243	$10,607,879
10/21	$10,730,292	$12,096,349	$10,607,445
11/21	$10,731,496	$12,110,961	$10,608,154
12/21	$10,732,745	$12,102,794	$10,608,907
1/22	$10,733,960	$11,837,451	$10,608,429
2/22	$10,724,438	$11,676,059	$10,609,790
3/22	$10,726,987	$11,362,805	$10,613,062
4/22	$10,730,936	$10,939,001	$10,614,554
5/22	$10,738,711	$10,999,189	$10,621,865
6/22	$10,750,042	$10,779,398	$10,624,182
7/22	$10,767,089	$11,050,414	$10,629,626
8/22	$10,789,597	$10,763,144	$10,646,783
9/22	$10,813,423	$10,299,427	$10,673,279
10/22	$10,832,251	$10,186,419	$10,690,030
11/22	$10,866,945	$10,566,235	$10,724,503
12/22	$10,917,694	$10,530,347	$10,763,320
1/23	$10,971,382	$10,857,002	$10,797,026
2/23	$11,011,746	$10,590,227	$10,832,267
3/23	$11,046,207	$10,838,666	$10,878,859
4/23	$11,103,019	$10,904,878	$10,913,100
5/23	$11,151,940	$10,791,819	$10,955,841
6/23	$11,189,708	$10,775,047	$11,005,980
7/23	$11,252,731	$10,785,759	$11,049,806
8/23	$11,306,239	$10,720,808	$11,099,699
9/23	$11,358,187	$10,465,169	$11,150,562
10/23	$11,412,534	$10,307,792	$11,200,368
11/23	$11,465,642	$10,771,693	$11,250,652
12/23	$11,532,113	$11,180,416	$11,303,093
1/24	$11,587,299	$11,153,659	$11,351,393
2/24	$11,638,874	$11,019,932	$11,397,898
3/24	$11,682,275	$11,128,131	$11,449,079
4/24	$11,735,632	$10,868,084	$11,498,205
5/24	$11,791,129	$11,048,236	$11,553,382
6/24	$11,844,876	$11,149,235	$11,600,495
7/24	$11,912,275	$11,402,297	$11,652,458
8/24	$11,967,477	$11,570,150	$11,708,201
9/24	$12,031,606	$11,728,840	$11,758,991

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 4/28/16 (Inception)
Class IR	5.93%	2.55%	2.22%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	1.91%
ICE BofA 3-Month U.S. Treasury Bill Index	5.46%	2.32%	1.94%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$11,231,150,088
# of Portfolio Holdings	136
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$17,073,139

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Time Deposits	4.8%
Certificates of Deposit	12.8%
Corporate Bonds	17.3%
Floating Rate Notes	18.8%
Commercial Paper	22.7%
Repurchase Agreements	23.6%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	73.5%
BBB	3.6%
A	18.3%
AA	4.7%
Footnote	Description
Footnote[a]	Security ratings disclosed is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

MULSX -TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The Registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1 (212) 259-1155. The Registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant's Board of Trustees has determined that Jakki L. Haussler, an “independent” Trustee, is an “audit committee financial expert" serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a) – (d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended September 30, 2023 and September 30, 2024 by the registrant’s principal accountant, Ernst & Young LLP, for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by Ernst & Young LLP during those periods.

2024

	Registrant		Covered Entities(1)
Audit Fees	$418,223		$	N/A
Non-Audit Fees
Audit Related Fees	$—	(2)		$—	(2)
Tax Fees	$—	(3)		$—	(4)
All Other Fees	$—			$372,395	(5)
Total Non-Audit Fees	$—			$372,395

Total	$418,223			$372,395

2023

	Registrant		Covered Entities(1)
Audit Fees	$586,943		$	N/A
Non-Audit Fees
Audit Related Fees	$—	(2)		$—	(2)
Tax Fees	$—	(3)		$—	(4)
All Other Fees	$—			$1,586,712	(5)
Total Non-Audit Fees	$—			$1,586,712

Total	$586,943			$1,586,712

N/A – Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5) The Fees included under “All Other Fees” are for services provided by Ernst & Young LLP related to surprise examinations for certain investment accounts to satisfy SEC Custody Rules and consulting services related to merger integration for sister entity to the Adviser.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) See table above.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Annual Financial Statements and Additional Information

September 30, 2024

Morgan Stanley Institutional Fund Trust

September 30, 2024

Table of Contents (unaudited)

Portfolio of Investments	2
Statement of Assets and Liabilities	8
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	16
Report of Independent Registered Public Accounting Firm	25
Investment Advisory Agreement Approval	26
Federal Tax Notice	28

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

September 30, 2024

Portfolio of Investments

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (93.1%)
Commercial Mortgage-Backed Security (1.1%)
J.P. Morgan Chase Commercial Mortgage Securities Trust,
1 Month Term SOFR + 2.18%, 7.28%, 9/15/39 (a)(b)	$1,300	$1,304
Corporate Bonds (91.8%)
Finance (34.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
2.45%, 10/29/26	625	600
AIB Group PLC,
6.61%, 9/13/29 (a)	675	723
Aircastle Ltd./Aircastle Ireland DAC,
5.75%, 10/1/31 (a)	300	309
Ally Financial, Inc.,
2.20%, 11/2/28	300	270
6.18%, 7/26/35	150	154
American National Group, Inc.,
6.14%, 6/13/32 (a)	550	547
Aon North America, Inc.,
5.75%, 3/1/54	300	318
Athene Global Funding,
5.62%, 5/8/26 (a)	600	610
Banco de Credito e Inversiones SA,
2.88%, 10/14/31 (a)	200	179
Banco Santander SA,
4.18%, 3/24/28	600	594
5.44%, 7/15/31	400	418
5.54%, 3/14/30	600	621
6.35%, 3/14/34	400	428
Bank of America Corp.,
5.87%, 9/15/34	3,025	3,265
MTN
5.43%, 8/15/35	450	461
Bank of Ireland Group PLC,
5.60%, 3/20/30 (a)	800	831
Bank of New York Mellon Corp.,
5.06%, 7/22/32	275	285
MTN
6.47%, 10/25/34	725	820
Bank of Nova Scotia,
8.00%, 1/27/84	200	215
Banque Federative du Credit Mutuel SA,
5.79%, 7/13/28 (a)	650	682
BBVA Bancomer SA,
8.45%, 6/29/38 (a)	200	218
Centene Corp.,
2.50%, 3/1/31	1,000	860
Charles Schwab Corp.,
6.14%, 8/24/34	700	766
	Face Amount (000)	Value (000)
Citigroup, Inc.,
3.79%, 3/17/33	$600	$562
4.54%, 9/19/30	1,425	1,427
5.45%, 6/11/35	500	522
COPT Defense Properties LP,
2.75%, 4/15/31	350	306
Deutsche Bank AG,
5.00%, 9/11/30	275	277
6.82%, 11/20/29	225	242
Enact Holdings, Inc.,
6.25%, 5/28/29	900	935
Essent Group Ltd.,
6.25%, 7/1/29	725	757
Extra Space Storage LP,
3.90%, 4/1/29	750	733
5.70%, 4/1/28	325	338
GATX Corp.,
5.40%, 3/15/27	375	385
Global Atlantic Fin Co.,
6.75%, 3/15/54 (a)	275	293
7.95%, 10/15/54 (a)	325	340
Goldman Sachs Group, Inc.,
5.85%, 4/25/35	1,725	1,854
High Street Funding Trust I,
4.11%, 2/15/28 (a)	850	828
HSBC Holdings PLC,
5.73%, 5/17/32	200	211
Intact Financial Corp.,
5.46%, 9/22/32 (a)	825	847
Intesa Sanpaolo SpA,
7.00%, 11/21/25 (a)	525	538
7.20%, 11/28/33 (a)	575	655
Jefferies Financial Group, Inc.,
6.20%, 4/14/34	450	482
JPMorgan Chase & Co.,
5.34%, 1/23/35	2,900	3,032
5.77%, 4/22/35	225	243
Kite Realty Group LP,
5.50%, 3/1/34	675	696
LPL Holdings, Inc.,
6.00%, 5/20/34	500	523
Lseg U.S. Fin Corp.,
5.30%, 3/28/34 (a)	575	603
Macquarie Airfinance Holdings Ltd.,
6.50%, 3/26/31 (a)	175	185
Mitsubishi HC Finance America LLC,
5.15%, 10/24/29 (a)	600	614
National Australia Bank Ltd.,
2.33%, 8/21/30 (a)	375	327
PNC Financial Services Group, Inc.,
5.49%, 5/14/30	400	418
6.88%, 10/20/34	725	830

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund Trust

September 30, 2024

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
3.88%, 3/1/31 (a)	$545	$502
Shinhan Bank Co. Ltd.,
4.00%, 4/23/29 (a)	875	845
SMBC Aviation Capital Finance DAC,
2.30%, 6/15/28 (a)	350	323
5.55%, 4/3/34 (a)	525	542
Sumitomo Mitsui Trust Bank Ltd.,
4.85%, 9/10/34 (a)	700	708
Swiss RE Subordinated Finance PLC,
5.70%, 4/5/35 (a)	400	414
Synchrony Financial,
4.50%, 7/23/25	600	597
Synovus Financial Corp.,
5.20%, 8/11/25	475	475
Toronto-Dominion Bank,
8.13%, 10/31/82	350	376
U.S. Bancorp,
5.10%, 7/23/30	600	618
5.68%, 1/23/35	250	265
5.85%, 10/21/33	275	293
UBS Group AG,
3.09%, 5/14/32 (a)	675	609
9.02%, 11/15/33 (a)	850	1,075
UnitedHealth Group, Inc.,
5.75%, 7/15/64	725	783
Ventas Realty LP,
5.63%, 7/1/34	600	632
		43,234
Industrials (47.8%)
AbbVie, Inc.,
4.50%, 5/14/35	475	474
5.50%, 3/15/64	375	401
Adventist Health System,
5.43%, 3/1/32	325	334
Alaska Airlines 2020-1 Class A Pass-Through Trust,
4.80%, 2/15/29 (a)	343	343
Alibaba Group Holding Ltd.,
2.70%, 2/9/41	440	326
Amgen, Inc.,
4.20%, 3/1/33	475	462
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.90%, 2/1/46	525	517
AP Moller - Maersk AS,
5.88%, 9/14/33 (a)	225	241
Apple, Inc.,
2.95%, 9/11/49	875	648
Aptiv PLC/Aptiv Global Financing DAC,
5.15%, 9/13/34	200	197
	Face Amount (000)	Value (000)
Arches Buyer, Inc.,
4.25%, 6/1/28 (a)	$325	$299
Arrow Electronics, Inc.,
5.15%, 8/21/29	575	584
AT&T, Inc.,
3.55%, 9/15/55	900	659
3.65%, 6/1/51	250	192
4.50%, 5/15/35	725	706
BAE Systems PLC,
5.30%, 3/26/34 (a)	200	208
BAT Capital Corp.,
2.26%, 3/25/28	575	535
3.73%, 9/25/40	250	199
6.00%, 2/20/34	350	374
Boeing Co.,
5.81%, 5/1/50	275	266
6.26%, 5/1/27 (a)	100	103
6.30%, 5/1/29 (a)	200	210
6.86%, 5/1/54 (a)	410	450
BP Capital Markets America, Inc.,
5.23%, 11/17/34	475	495
BP Capital Markets PLC,
4.88%, 3/22/30 (c)	550	546
Bristol-Myers Squibb Co.,
5.65%, 2/22/64	400	424
Broadcom, Inc.,
3.19%, 11/15/36 (a)	425	360
Brunswick Corp.,
5.85%, 3/18/29	300	310
Burlington Northern Santa Fe LLC,
5.50%, 3/15/55	225	243
Campbell Soup Co.,
5.40%, 3/21/34	426	447
Celanese US Holdings LLC,
6.35%, 11/15/28	575	607
6.70%, 11/15/33	366	401
Charter Communications Operating LLC/Charter Communications Operating Capital,
3.70%, 4/1/51	375	240
3.90%, 6/1/52	200	131
4.80%, 3/1/50	325	249
6.38%, 10/23/35	175	179
Cisco Systems, Inc.,
5.90%, 2/15/39	225	254
Coca-Cola Consolidated, Inc.,
5.25%, 6/1/29	575	598
Columbia Pipelines Holding Co. LLC,
6.04%, 8/15/28 (a)	250	262
Comcast Corp.,
2.89%, 11/1/51	325	219
3.75%, 4/1/40	1,150	996
Concentrix Corp.,
6.65%, 8/2/26	575	591

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund Trust

September 30, 2024

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Continental Resources, Inc.,
2.88%, 4/1/32 (a)	$675	$571
CSL Finance PLC,
5.11%, 4/3/34 (a)	400	415
CVS Health Corp.,
1.88%, 2/28/31	550	463
6.05%, 6/1/54	250	261
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.75%, 10/20/28 (a)	875	874
Diamondback Energy, Inc.,
5.40%, 4/18/34	200	204
6.25%, 3/15/33	450	486
Eli Lilly & Co.,
5.10%, 2/9/64	225	230
Enbridge, Inc.,
5.63%, 4/5/34	550	577
Energy Transfer LP,
5.55%, 5/15/34	750	777
EnLink Midstream LLC,
5.65%, 9/1/34	325	336
Enterprise Products Operating LLC,
3.20%, 2/15/52	275	195
5.35%, 1/31/33	675	709
EQM Midstream Partners LP,
4.50%, 1/15/29 (a)	375	367
6.50%, 7/1/27 (a)	350	361
Ferrellgas LP/Ferrellgas Finance Corp.,
5.88%, 4/1/29 (a)	325	304
Fiserv, Inc.,
5.35%, 3/15/31	550	576
Ford Motor Credit Co. LLC,
6.95%, 3/6/26	1,000	1,024
7.35%, 3/6/30	1,225	1,327
Gilead Sciences, Inc.,
4.75%, 3/1/46	725	694
Glencore Funding LLC,
6.50%, 10/6/33 (a)	400	442
HCA, Inc.,
3.50%, 7/15/51	125	90
Home Depot, Inc.,
4.95%, 6/25/34	875	910
Hyundai Capital America,
3.00%, 2/10/27 (a)	1,050	1,017
Imperial Brands Finance PLC,
6.13%, 7/27/27 (a)	825	858
Intel Corp.,
3.25%, 11/15/49	300	202
4.90%, 8/5/52	275	241
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
2.50%, 1/15/27	550	527
JDE Peet's NV,
1.38%, 1/15/27 (a)	875	817
	Face Amount (000)	Value (000)
John Deere Capital Corp.,
4.40%, 9/8/31	$650	$655
Kroger Co.,
5.00%, 9/15/34	350	353
Kyndryl Holdings, Inc.,
6.35%, 2/20/34	425	455
Las Vegas Sands Corp.,
5.90%, 6/1/27	250	257
6.00%, 8/15/29	160	166
Lithia Motors, Inc.,
3.88%, 6/1/29 (a)	325	304
MasTec, Inc.,
5.90%, 6/15/29	425	444
Mastercard, Inc.,
4.55%, 1/15/35	650	653
Meta Platforms, Inc.,
5.55%, 8/15/64	75	80
5.75%, 5/15/63	375	411
Mitsubishi Corp.,
5.13%, 7/17/34 (a)	300	311
Netflix, Inc.,
5.40%, 8/15/54	150	159
Newcastle Coal Infrastructure Group Pty. Ltd.,
4.40%, 9/29/27 (a)	590	581
Newmont Corp./Newcrest Finance Pty. Ltd.,
5.35%, 3/15/34	300	315
Nexa Resources SA,
6.75%, 4/9/34 (a)	200	213
Northern Natural Gas Co.,
5.63%, 2/1/54 (a)	400	418
Novartis Capital Corp.,
4.20%, 9/18/34	575	567
Occidental Petroleum Corp.,
5.38%, 1/1/32	875	888
5.55%, 10/1/34	175	178
ONEOK, Inc.,
6.05%, 9/1/33	875	935
Oracle Corp.,
3.60%, 4/1/50	1,175	895
Penske Truck Leasing Co. LP/PTL Finance Corp.,
6.05%, 8/1/28 (a)	575	605
Perrigo Finance Unlimited Co.,
4.90%, 6/15/30	525	512
Pfizer Investment Enterprises Pte. Ltd.,
5.34%, 5/19/63	850	874
Philip Morris International, Inc.,
5.13%, 11/17/27	250	257
5.25%, 2/13/34	475	493
Qorvo, Inc.,
3.38%, 4/1/31 (a)	700	627
Raizen Fuels Finance SA,
5.70%, 1/17/35 (a)	275	275
6.45%, 3/5/34 (a)	206	218

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

September 30, 2024

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Rio Tinto Finance USA Ltd.,
5.20%, 11/2/40	$550	$570
Roche Holdings, Inc.,
2.08%, 12/13/31 (a)	775	670
Rogers Communications, Inc.,
5.30%, 2/15/34	850	865
RTX Corp.,
6.40%, 3/15/54	250	295
Sabine Pass Liquefaction LLC,
4.50%, 5/15/30	575	574
Sherwin-Williams Co.,
4.80%, 9/1/31	150	153
Silgan Holdings, Inc.,
1.40%, 4/1/26 (a)	500	475
Smithfield Foods, Inc.,
3.00%, 10/15/30 (a)	850	762
Smurfit Kappa Treasury ULC,
5.44%, 4/3/34 (a)	200	209
Sonoco Products Co.,
4.45%, 9/1/26	550	550
South Bow USA Infrastructure Holdings LLC,
4.91%, 9/1/27 (a)	300	302
Syngenta Finance NV,
4.89%, 4/24/25 (a)	300	299
Tapestry, Inc.,
7.00%, 11/27/26	20	21
Tencent Holdings Ltd.,
2.39%, 6/3/30 (a)	200	181
3.98%, 4/11/29 (a)	300	297
Thermo Fisher Scientific, Inc.,
5.20%, 1/31/34 (d)	550	581
T-Mobile USA, Inc.,
2.70%, 3/15/32	375	331
5.25%, 6/15/55	275	274
TotalEnergies Capital SA,
5.64%, 4/5/64	250	261
Transportadora de Gas Internacional SA ESP,
5.55%, 11/1/28 (a)	200	202
Uber Technologies, Inc.,
4.30%, 1/15/30	350	349
4.80%, 9/15/34	300	300
United Airlines Pass-Through Trust,
Series 2020-1
5.88%, 4/15/29	428	437
Series 2024-1
5.45%, 8/15/38	450	470
Universal Health Services, Inc.,
5.05%, 10/15/34	350	344
Var Energi ASA,
7.50%, 1/15/28 (a)	600	643
Verisk Analytics, Inc.,
5.25%, 6/5/34	575	594
	Face Amount (000)	Value (000)
Verizon Communications, Inc.,
1.75%, 1/20/31	$1,025	$875
2.55%, 3/21/31	675	603
VICI Properties LP,
5.75%, 4/1/34	575	603
Videotron Ltd.,
3.63%, 6/15/29 (a)	650	621
Warnermedia Holdings, Inc.,
4.28%, 3/15/32 (d)	425	378
5.14%, 3/15/52	150	116
		59,439
Utilities (9.3%)
AEP Transmission Co. LLC,
5.40%, 3/15/53	475	493
Algonquin Power & Utilities Corp.,
5.37%, 6/15/26 (e)	300	304
Atmos Energy Corp.,
6.20%, 11/15/53	250	289
Berkshire Hathaway Energy Co.,
2.85%, 5/15/51	300	203
Calpine Corp.,
5.13%, 3/15/28 (a)	300	296
Cleveland Electric Illuminating Co.,
4.55%, 11/15/30 (a)	250	251
Consolidated Edison Co. of New York, Inc.,
5.90%, 11/15/53	425	471
Constellation Energy Generation LLC,
5.75%, 3/15/54	300	318
Dominion Energy, Inc.,
5.38%, 11/15/32	400	419
DTE Energy Co.,
4.95%, 7/1/27	200	203
5.85%, 6/1/34	650	698
Duke Energy Florida LLC,
6.20%, 11/15/53	525	604
Duke Energy Indiana LLC,
2.75%, 4/1/50	330	217
Engie SA,
5.25%, 4/10/29 (a)	200	207
5.63%, 4/10/34 (a)	400	421
Entergy Texas, Inc.,
3.55%, 9/30/49	200	152
FirstEnergy Corp.,
Series C
3.40%, 3/1/50	250	183
FirstEnergy Pennsylvania Electric Co.,
5.15%, 3/30/26 (a)	300	303
5.20%, 4/1/28 (a)	325	333
FirstEnergy Transmission LLC,
5.00%, 1/15/35 (a)	300	305
Georgia Power Co.,
Series A
3.25%, 3/15/51	325	240

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

September 30, 2024

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Utilities (cont'd)
Liberty Utilities Co.,
5.58%, 1/31/29 (a)	$800	$828
MidAmerican Energy Co.,
3.15%, 4/15/50	250	183
Narragansett Electric Co.,
5.35%, 5/1/34 (a)	650	677
New England Power Co.,
5.94%, 11/25/52 (a)	200	215
NextEra Energy Capital Holdings, Inc.,
5.25%, 3/15/34	625	649
Pacific Gas & Electric Co.,
3.30%, 8/1/40	375	291
4.95%, 7/1/50	350	319
5.90%, 10/1/54	100	104
PacifiCorp,
4.15%, 2/15/50	225	187
Southern California Edison Co.,
5.88%, 12/1/53	275	299
Southwestern Public Service Co.,
6.00%, 6/1/54	525	575
Virginia Electric & Power Co.,
5.05%, 8/15/34	275	282
		11,519
		114,192
Sovereign (0.2%)
Petroleos Mexicanos,
6.50%, 3/13/27	302	296
Total Fixed Income Securities (Cost $112,164)		115,792
	Shares
Investment Companies (1.3%)
Calvert Ultra-Short Investment Grade ETF (See Note G)	11,500	583
Eaton Vance Ultra-Short Income ETF (See Note G)	20,930	1,062
Total Investment Companies (Cost $1,639)		1,645
Short-Term Investments (5.4%)
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.85% (See Note G) (Cost $3,899)	3,899,262	3,899
Securities held as Collateral on Loaned Securities (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.85% (See Note G) (Cost $986)	985,938	986
	Face Amount (000)	Value (000)
U.S. Treasury Security (1.5%)
U.S. Treasury Bill, 5.19%, 1/16/25 (f)(g) (Cost $1,837)	$1,865	$1,841
Total Short-Term Investments (Cost $6,722)		6,726
Total Investments (99.8%) (Cost $120,525) Including $965 of Securities Loaned (h)(i)		124,163
Other Assets in Excess of Liabilities (0.2%)		310
Net Assets (100.0%)		$124,473

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Floating or variable rate securities: The rates disclosed are as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of September 30, 2024.

(d)  All or a portion of this security was on loan at September 30, 2024.

(e)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2024. Maturity date disclosed is the ultimate maturity date.

(f)  Rate shown is the yield to maturity at September 30, 2024.

(g)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

(h)  Securities are available for collateral in connection with open futures contracts.

(i)  At September 30, 2024, the aggregate cost for federal income tax purposes is approximately $133,739,000. The aggregate gross unrealized appreciation is approximately $4,463,000 and the aggregate gross unrealized depreciation is approximately $920,000, resulting in net unrealized appreciation of approximately $3,543,000.

DAC  Designated Activity Company.

ETF  Exchange Traded Fund.

MTN  Medium Term Note.

SOFR  Secured Overnight Financing Rate.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

September 30, 2024

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2024:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury Long Bond (United States)	123	Dec-24	$12,300	$15,275	$(31)
U.S. Treasury 2 yr. Note (United States)	55	Dec-24	11,000	11,453	23
U.S. Treasury 5 yr. Note (United States)	3	Dec-24	300	330	(—	@)
Short:
U.S. Treasury Ultra Long Bond (United States)	2	Dec-24	(200)	(266)	1
U.S. Treasury 10 yr. Note (United States)	41	Dec-24	(4,100)	(4,685)	1
U.S. Treasury 10 yr. Ultra Note (United States)	76	Dec-24	(7,600)	(8,991)	18
					$12

@    Value is less than $500.

Portfolio Composition*

Classification	Percentage of Total Investments
Industrials	48.3%
Finance	35.1
Utilities	9.3
Other**	7.3
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2024.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open futures contracts with a value of approximately $41,000,000 and net unrealized appreciation of approximately $12,000.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

September 30, 2024

Corporate Bond Portfolio

Statement of Assets and Liabilities	September 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $114,001)	$117,633
Investment in Security of Affiliated Issuer, at Value (Cost $6,524)	6,530
Total Investments in Securities, at Value (Cost $120,525)	124,163
Foreign Currency, at Value (Cost $102)	108
Cash	13
Interest Receivable	1,320
Receivable for Investments Sold	726
Receivable for Fund Shares Sold	94
Receivable from Affiliate	19
Dividends Receivable	7
Receivable from Securities Lending Income	2
Other Assets	47
Total Assets	126,499
Liabilities:
Collateral on Securities Loaned, at Value	986
Payable for Investments Purchased	722
Payable for Professional Fees	107
Payable for Variation Margin on Futures Contracts	48
Payable for Trustees' Fees and Expenses	36
Payable for Fund Shares Redeemed	34
Payable for Transfer Agency Fees — Class I	24
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Sub Transfer Agency Fees — Class I	12
Payable for Sub Transfer Agency Fees — Class A	2
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Deferred Capital Gain Country Tax	11
Payable for Custodian Fees	9
Payable for Administration Fees	8
Payable for Advisory Fees	3
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	1
Other Liabilities	21
Total Liabilities	2,026
Net Assets	$124,473
Net Assets Consist of:
Paid-in-Capital	$147,168
Total Accumulated Loss	(22,695)
Net Assets	$124,473

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

September 30, 2024

Corporate Bond Portfolio

Statement of Assets and Liabilities (cont'd)	September 30, 2024 (000)
CLASS I:
Net Assets	$110,018
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	10,067,896
Net Asset Value, Offering and Redemption Price Per Share	$10.93
CLASS A:
Net Assets	$12,051
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,101,122
Net Asset Value, Redemption Price Per Share	$10.94
Maximum Sales Load	3.25%
Maximum Sales Charge	$0.37
Maximum Offering Price Per Share	$11.31
CLASS L:
Net Assets	$871
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	79,703
Net Asset Value, Offering and Redemption Price Per Share	$10.93
CLASS C:
Net Assets	$1,533
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	141,250
Net Asset Value, Offering and Redemption Price Per Share	$10.85
(1) Including: Securities on Loan, at Value:	$965

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

September 30, 2024

Corporate Bond Portfolio

Statement of Operations	Year Ended September 30, 2024 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$6,326
Dividends from Security of Affiliated Issuer (Note G)	181
Income from Securities Loaned — Net	25
Total Investment Income	6,532
Expenses:
Advisory Fees (Note B)	441
Professional Fees	213
Transfer Agency Fees — Class I (Note E)	120
Transfer Agency Fees — Class A (Note E)	4
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	3
Administration Fees (Note C)	94
Sub Transfer Agency Fees — Class I	74
Sub Transfer Agency Fees — Class A	9
Sub Transfer Agency Fees — Class L	1
Sub Transfer Agency Fees — Class C	1
Registration Fees	57
Shareholder Services Fees — Class A (Note D)	32
Distribution and Shareholder Services Fees — Class L (Note D)	5
Distribution and Shareholder Services Fees — Class C (Note D)	15
Shareholder Reporting Fees	31
Custodian Fees (Note F)	29
Trustees' Fees and Expenses	6
Other Expenses	25
Total Expenses	1,162
Reimbursement of Transfer Agency and Sub Transfer Agency Fees (Note B)	(532)
Reimbursement of Class Specific Expenses — Class I (Note B)	(194)
Reimbursement of Class Specific Expenses — Class C (Note B)	(2)
Waiver of Advisory Fees (Note B)	(131)
Waiver of Shareholder Services Fees — Class A (Note D)	(13)
Rebate from Morgan Stanley Affiliate (Note G)	(5)
Net Expenses	285
Net Investment Income	6,247
Realized Gain (Loss):
Investments Sold	(2,170)
Foreign Currency Forward Exchange Contracts	10
Foreign Currency Transaction	— @
Futures Contracts	35
Net Realized Loss	(2,125)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $3)	12,066
Investments in Affiliates	6
Foreign Currency Forward Exchange Contracts	(11)
Foreign Currency Translation	6
Futures Contracts	422
Net Change in Unrealized Appreciation (Depreciation)	12,489
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	10,364
Net Increase in Net Assets Resulting from Operations	$16,611

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

September 30, 2024

Corporate Bond Portfolio

Statements of Changes in Net Assets	Year Ended September 30, 2024 (000)	Year Ended September 30, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$6,247	$5,464
Net Realized Loss	(2,125)	(12,797)
Net Change in Unrealized Appreciation (Depreciation)	12,489	13,234
Net Increase in Net Assets Resulting from Operations	16,611	5,901
Dividends and Distributions to Shareholders:
Class I	(5,454)	(4,645)
Class A	(652)	(532)
Class L	(41)	(35)
Class C	(61)	(43)
Total Dividends and Distributions to Shareholders	(6,208)	(5,255)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	30,892	36,169
Distributions Reinvested	5,246	4,457
Redeemed	(37,784)	(53,450)
Class A:
Subscribed	3,513	3,457
Distributions Reinvested	652	532
Redeemed	(6,055)	(5,350)
Class L:
Exchanged	—	12
Distributions Reinvested	41	35
Redeemed	(247)	(108)
Class C:
Subscribed	515	373
Distributions Reinvested	60	43
Redeemed	(336)	(745)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(3,503)	(14,575)
Total Increase (Decrease) in Net Assets	6,900	(13,929)
Net Assets:
Beginning of Period	117,573	131,502
End of Period	$124,473	$117,573
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,951	3,523
Shares Issued on Distributions Reinvested	505	433
Shares Redeemed	(3,678)	(5,203)
Net Decrease in Class I Shares Outstanding	(222)	(1,247)
Class A:
Shares Subscribed	331	335
Shares Issued on Distributions Reinvested	63	52
Shares Redeemed	(580)	(521)
Net Decrease in Class A Shares Outstanding	(186)	(134)
Class L:
Shares Exchanged	—	1
Shares Issued on Distributions Reinvested	4	3
Shares Redeemed	(24)	(10)
Net Decrease in Class L Shares Outstanding	(20)	(6)
Class C:
Shares Subscribed	49	37
Shares Issued on Distributions Reinvested	6	4
Shares Redeemed	(32)	(73)
Net Increase (Decrease) in Class C Shares Outstanding	23	(32)

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

September 30, 2024

Financial Highlights

Corporate Bond Portfolio

	Class I
	Year Ended September 30,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$9.97		$9.95		$12.96		$13.49		$12.78
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.56		0.45		0.30		0.25		0.32
Net Realized and Unrealized Gain (Loss)	0.96		0.00	(2)	(2.69)		(0.05)		0.72
Total from Investment Operations	1.52		0.45		(2.39)		0.20		1.04
Distributions from and/or in Excess of:
Net Investment Income	(0.56)		(0.43)		(0.27)		(0.25)		(0.33)
Net Realized Gain	—		—		(0.35)		(0.48)		—
Total Distributions	(0.56)		(0.43)		(0.62)		(0.73)		(0.33)
Net Asset Value, End of Period	$10.93		$9.97		$9.95		$12.96		$13.49
Total Return(3)	15.66	%(4)	4.51%		(19.23)%		1.44%		8.19%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$110,018		$102,560		$114,804		$161,409		$182,070
Ratio of Expenses Before Expense Limitation	0.95%		1.00%		0.86%		0.79%		0.86%
Ratio of Expenses After Expense Limitation	0.20	%(5)(6)	0.69	%(6)	0.70	%(6)	0.70	%(6)	0.70	%(6)
Ratio of Net Investment Income	5.36	%(5)(6)	4.39	%(6)	2.55	%(6)	1.90	%(6)	2.49	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	183%		134%		110%		125%		133%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial to the total return of Class I shares.

(5)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	0.65%	4.91%

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

September 30, 2024

Financial Highlights

Corporate Bond Portfolio

	Class A
	Year Ended September 30,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$9.98		$9.96		$12.97		$13.50		$12.80
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.54		0.42		0.26		0.22		0.29
Net Realized and Unrealized Gain (Loss)	0.95		0.00	(2)	(2.68)		(0.05)		0.70
Total from Investment Operations	1.49		0.42		(2.42)		0.17		0.99
Distributions from and/or in Excess of:
Net Investment Income	(0.53)		(0.40)		(0.24)		(0.22)		(0.29)
Net Realized Gain	—		—		(0.35)		(0.48)		—
Total Distributions	(0.53)		(0.40)		(0.59)		(0.70)		(0.29)
Net Asset Value, End of Period	$10.94		$9.98		$9.96		$12.97		$13.50
Total Return(3)	15.34	%(4)	4.18%		(19.45)%		1.22%		7.88%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$12,051		$12,849		$14,158		$19,689		$10,807
Ratio of Expenses Before Expense Limitation	1.12%		1.21%		1.09%		1.02%		1.10%
Ratio of Expenses After Expense Limitation	0.45	%(5)(6)	0.99	%(6)	0.99	%(6)	0.92	%(6)	0.99	%(6)
Ratio of Net Investment Income	5.10	%(5)(6)	4.08	%(6)	2.28	%(6)	1.68	%(6)	2.20	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	183%		134%		110%		125%		133%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial to the total return of Class A shares.

(5)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	0.90%	4.65%

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

September 30, 2024

Financial Highlights

Corporate Bond Portfolio

	Class L
	Year Ended September 30,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$9.97		$9.95		$12.96		$13.49		$12.79
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.48		0.37		0.21		0.17		0.24
Net Realized and Unrealized Gain (Loss)	0.95		0.00	(2)	(2.69)		(0.05)		0.70
Total from Investment Operations	1.43		0.37		(2.48)		0.12		0.94
Distributions from and/or in Excess of:
Net Investment Income	(0.47)		(0.35)		(0.18)		(0.17)		(0.24)
Net Realized Gain	—		—		(0.35)		(0.48)		—
Total Distributions	(0.47)		(0.35)		(0.53)		(0.65)		(0.24)
Net Asset Value, End of Period	$10.93		$9.97		$9.95		$12.96		$13.49
Total Return(3)	14.71	%(4)	3.68%		(19.83)%		0.79%		7.47%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$871		$990		$1,049		$1,444		$1,727
Ratio of Expenses Before Expense Limitation	1.57%		1.59%		1.43%		N/A		1.39%
Ratio of Expenses After Expense Limitation	0.93	%(5)(6)	1.47	%(6)	1.43	%(6)	1.33	%(6)	1.38	%(6)
Ratio of Net Investment Income	4.62	%(5)(6)	3.60	%(6)	1.84	%(6)	1.27	%(6)	1.84	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	183%		134%		110%		125%		133%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial to the total return of Class L shares.

(5)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	1.45%	4.10%

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

September 30, 2024

Financial Highlights

Corporate Bond Portfolio

	Class C
	Year Ended September 30,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$9.90		$9.89		$12.87		$13.41		$12.71
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.44		0.34		0.16		0.10		0.18
Net Realized and Unrealized Gain (Loss)	0.95		(0.01)		(2.65)		(0.05)		0.71
Total from Investment Operations	1.39		0.33		(2.49)		0.05		0.89
Distributions from and/or in Excess of:
Net Investment Income	(0.44)		(0.32)		(0.14)		(0.11)		(0.19)
Net Realized Gain	—		—		(0.35)		(0.48)		—
Total Distributions	(0.44)		(0.32)		(0.49)		(0.59)		(0.19)
Net Asset Value, End of Period	$10.85		$9.90		$9.89		$12.87		$13.41
Total Return(2)	14.39	%(3)	3.28%		(20.05)%		0.28%		7.09%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,533		$1,174		$1,491		$3,111		$3,222
Ratio of Expenses Before Expense Limitation	2.02%		2.08%		1.92%		1.81%		1.90%
Ratio of Expenses After Expense Limitation	1.31	%(4)(5)	1.79	%(5)	1.80	%(5)	1.80	%(5)	1.80	%(5)
Ratio of Net Investment Income	4.25	%(4)(5)	3.29	%(5)	1.40	%(5)	0.80	%(5)	1.42	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	183%		134%		110%		125%		133%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial to the total return of Class C shares.

(4)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	1.75%	3.81%

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of six separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). All Funds are considered diversified for purposes of the Act.

The Trust applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relate to the Corporate Bond Portfolio. The Fund seeks above-average total return over a market cycle of three to five years. The Fund has issued four classes of shares — Class I, Class A, Class L and Class C. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased.

The Fund has suspended offering Class L shares for sale to all investors. Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (3) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (4) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing

16

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Financial Statements (cont'd)

services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Commercial Mortgage-Backed Security	$—	$1,304	$—	$1,304
Corporate Bonds	—	114,192	—	114,192
Sovereign	—	296	—	296
Total Fixed Income Securities	—	115,792	—	115,792
Investment Companies	1,645	—	—	1,645
Short-Term Investments
Investment Company	4,885	—	—	4,885
U.S. Treasury Security	—	1,841	—	1,841
Total Short-Term Investments	4,885	1,841	—	6,726
Futures Contracts	43	—	—	43
Total Assets	6,573	117,633	—	124,206
Liabilities:
Futures Contracts	(31)	—	—	(31)
Total	$6,542	$117,633	$—	$124,175

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on

17

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Financial Statements (cont'd)

investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks and brokers/dealers to purchase or sell foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified

18

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Financial Statements (cont'd)

amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

As of September 30, 2024, the Fund did not have any open foreign currency forward exchange contracts.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin) and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contract. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of September 30, 2024:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	$43	(a)
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	$(31	)(a)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

19

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Financial Statements (cont'd)

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended September 30, 2024 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$10
Interest Rate Risk	Futures Contracts	35
Total		$45
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(11)
Interest Rate Risk	Futures Contracts	422
Total		$411

For the year ended September 30, 2024, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$263,000
Futures Contracts:
Average monthly notional value	$63,383,000

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of September 30, 2024:

Gross Amount Not Offset in the Statement of Assets and Liabilities
Gross Asset Amount Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$965	(a)	$—	$(965	)(b)(c)	$0

(a) Represents market value of loaned securities at year end.

(b) The Fund received cash collateral of approximately $986,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of September 30, 2024:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Corporate Bonds	$986	$—	$—	$—	$986
Total Borrowings	$986	$—	$—	$—	$986
Gross amount of recognized liabilities for securities lending transactions					$986

20

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Financial Statements (cont'd)

6.  Indemnifications: The Trust enters into contracts that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate of 0.375% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.65% for Class I shares, 1.00% for Class A shares,

1.47% for Class L shares and 1.75% for Class C shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the year ended September 30, 2024, approximately $131,000 of advisory fees were waived and approximately $196,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser agreed to reimburse the Fund for prior years overpayment of transfer agency and sub transfer agency fees. This was reflected as "Reimbursement of Transfer Agency and Sub Transfer Agency Fees" in the Statement of Operations.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares. The Distributor has agreed to waive the 12b-1 fees on Class A shares of the Fund to the extent it exceeds 0.15% of the average daily net assets of such shares on an annualized basis. For the year ended ended September 30, 2024, this waiver amounted to approximately $13,000.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a
21

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Financial Statements (cont'd)

shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Trust pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended September 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to approximately $15,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the year ended September 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $206,016,000 and $204,048,000, respectively. For the year ended September 30, 2024, purchases and sales of long-term U.S. Government securities were approximately $0 and $339,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended September 30, 2024, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Fund.

The Fund invests in Calvert Ultra-Short Investment Grade ETF, a management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Calvert Ultra-Short Investment Grade ETF. For the year ended September 30, 2024, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Calvert Ultra-Short Investment Grade ETF.

The Fund invests in Eaton Vance Ultra-Short Income ETF, a management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Eaton Vance Ultra-Short Income ETF. For the year ended September 30, 2024, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Eaton Vance Ultra-Short Income ETF.

A summary of the Fund's transactions in shares of affiliated investments during the year ended September 30, 2024 is as follows:

Affiliated Investment Company/Issuer	Value September 30, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$4,163	$62,214	$61,492	$129
Calvert Ultra-Short Investment Grade ETF	—	581	—	18
Eaton Vance Ultra-Short Income ETF	—	1,058	—	34
Total	$4,163	$63,853	$61,492	$181

22

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Financial Statements (cont'd)

Affiliated Investment Company/Issuer (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value September 30, 2024 (000)
Liquidity Fund	$—	$—	$4,885
Calvert Ultra-Short Investment Grade ETF	—	2	583
Eaton Vance Ultra-Short Income ETF	—	4	1,062
Total	$—	$6	$6,530

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended September 30, 2024, included in "Trustees' Fees and Expenses" in the Statement of Operations amounted to approximately $2,000. At September 30, 2024, the Fund had an accrued pension liability of approximately $36,000, which is reflected as "Payable for Trustees' Fees and Expenses" in the Statement of Assets and Liabilities.

Each Trustee receives an annual retainer fee for serving as a Trustee of the Morgan Stanley Funds. The aggregate compensation paid to each Trustee is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 Distributions Paid From:	2023 Distributions Paid From:
Ordinary Income (000)	Ordinary Income (000)
$6,208	$5,255

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

23

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Financial Statements (cont'd)

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended September 30, 2024.

At September 30, 2024, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$611	$—

At September 30, 2024, the Fund had available for federal income tax purposes unused short-term and long term capital losses of approximately $7,727,000 and $19,081,000 respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended September 30, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At September 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 52.9%.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

24

Morgan Stanley Institutional Fund Trust

September 30, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders of Corporate Bond Portfolio and the Board of
Trustees of Morgan Stanley Institutional Fund Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Corporate Bond Portfolio (the "Fund") (one of the funds constituting Morgan Stanley Institutional Fund Trust (the "Trust")), including the portfolio of investments, as of September 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Morgan Stanley Institutional Fund Trust) at September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
November 26, 2024

25

Morgan Stanley Institutional Fund Trust

September 30, 2024

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's management fee was lower than its peer group average and total expense ratio was higher than its peer group average. After discussion, the Board concluded that the Fund's (i) performance and management fee were competitive with its peer group averages and (ii) total expense ratio was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

26

Morgan Stanley Institutional Fund Trust

September 30, 2024

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

27

Morgan Stanley Institutional Fund Trust

September 30, 2024

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended September 30, 2024.

The Fund designated approximately $560,000 of its distributions paid as business interest income.

The Fund designated approximately $421,000 of its distributions paid as qualified interest income.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

28

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

MIGAX-NCSR 9.30.24

Morgan Stanley Institutional Fund Trust

Discovery Portfolio

Annual Financial Statements and Additional Information

September 30, 2024

Morgan Stanley Institutional Fund Trust

September 30, 2024

Table of Contents (unaudited)

Consolidated Portfolio of Investments	2
Consolidated Statement of Assets and Liabilities	4
Consolidated Statement of Operations	6
Consolidated Statements of Changes in Net Assets	7
Consolidated Financial Highlights	8
Notes to Consolidated Financial Statements	13
Report of Independent Registered Public Accounting Firm	25
Investment Advisory Agreement Approval	26

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

September 30, 2024

Consolidated Portfolio of Investments

Discovery Portfolio

	Shares	Value (000)
Common Stocks (93.8%)
Automobiles (0.2%)
Rivian Automotive, Inc., Class A (a)	179,623	$2,015
Biotechnology (2.7%)
Alnylam Pharmaceuticals, Inc. (a)	9,083	2,498
Argenx SE ADR (Belgium) (a)	6,051	3,280
Intellia Therapeutics, Inc. (a)	109,666	2,254
ProKidney Corp. (a)(b)	733,305	1,408
Roivant Sciences Ltd. (a)	1,299,323	14,994
		24,434
Broadline Retail (5.4%)
Global-e Online Ltd. (Israel) (a)	1,254,174	48,210
Consumer Staples Distribution & Retail (1.5%)
Maplebear, Inc. (a)	324,809	13,233
Entertainment (5.5%)
ROBLOX Corp., Class A (a)	1,125,431	49,811
Financial Services (10.8%)
Adyen NV (Netherlands) (a)	22,968	35,959
Affirm Holdings, Inc. (a)	1,505,503	61,455
		97,414
Health Care Equipment & Supplies (0.7%)
Dexcom, Inc. (a)	64,674	4,336
Penumbra, Inc. (a)	11,901	2,312
		6,648
Health Care Providers & Services (1.8%)
Agilon Health, Inc. (a)	4,196,233	16,492
Health Care Technology (2.1%)
Doximity, Inc., Class A (a)	429,424	18,710
Hotels, Restaurants & Leisure (8.6%)
DoorDash, Inc., Class A (a)	539,319	76,977
Information Technology Services (9.9%)
Cloudflare, Inc., Class A (a)	844,060	68,276
Fastly, Inc., Class A (a)	1,073,199	8,124
MongoDB, Inc. (a)	15,708	4,247
Snowflake, Inc., Class A (a)	75,980	8,727
		89,374
Leisure Products (1.2%)
Peloton Interactive, Inc., Class A (a)	2,304,672	10,786
Life Sciences Tools & Services (1.1%)
10X Genomics, Inc., Class A (a)	438,300	9,897
Machinery (0.3%)
Symbotic, Inc. (a)(b)	93,136	2,271
Media (7.5%)
Trade Desk, Inc., Class A (a)	610,997	66,996
Pharmaceuticals (4.5%)
Royalty Pharma PLC, Class A	1,441,355	40,776
Software (23.7%)
Aurora Innovation, Inc. (a)	5,618,907	33,264
Bill Holdings, Inc. (a)	429,768	22,675
Gitlab, Inc., Class A (a)	90,262	4,652
MicroStrategy, Inc., Class A (a)	233,395	39,350
Palantir Technologies, Inc., Class A (a)	645,027	23,995
	Shares	Value (000)
Procore Technologies, Inc. (a)	224,158	$13,835
QXO, Inc. (b)	898,862	14,175
Samsara, Inc., Class A (a)	1,272,624	61,239
		213,185
Specialty Retail (6.3%)
Carvana Co. (a)	252,042	43,883
Chewy, Inc., Class A (a)	424,672	12,439
		56,322
Total Common Stocks (Cost $743,441)		843,551
Preferred Stock (2.5%)
Software (2.5%)
Databricks, Inc., Series H (a)(c)(d) (acquisition cost — $24,713; acquired 8/31/21)	336,299	22,468
Investment Company (2.4%)
iShares Bitcoin Trust ETF (a) (Cost $23,067)	596,143	21,538
Short-Term Investments (1.9%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.88% (See Note G) (Cost $13,733)	13,732,567	13,733
Securities held as Collateral on Loaned Securities (0.4%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.88% (See Note G)	2,700,257	2,700
	Face Amount (000)
Repurchase Agreements (0.1%)
Citigroup, Inc., (4.88%, dated 9/30/24, due 10/1/24; proceeds $322; fully collateralized by U.S. Government obligations; 2.88% — 4.75% due 5/15/43 — 11/15/43; valued at $328)	$322	322
Merrill Lynch & Co., Inc., (4.86%, dated 9/30/24, due 10/1/24; proceeds $360; fully collateralized by U.S. Government obligations; 0.75% — 3.50% due 9/30/26 — 2/15/45; valued at $367)	360	360
		682
Total Securities held as Collateral on Loaned Securities (Cost $3,382)		3,382
Total Short-Term Investments (Cost $17,115)		17,115
Total Investments Excluding Purchased Options (100.6%) (Cost $808,336)		904,672
Total Purchased Options Outstanding (0.1%) (Cost $2,802)		739
Total Investments (100.7%) (Cost $811,138) Including $3,532 of Securities Loaned (e)(f)(g)		905,411
Liabilities in Excess of Other Assets (–0.7%)		(6,545)
Net Assets (100.0%)		$898,866

The accompanying notes are an integral part of the consolidated financial statements.
2

Morgan Stanley Institutional Fund Trust

September 30, 2024

Consolidated Portfolio of Investments (cont'd)

Discovery Portfolio

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at September 30, 2024.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2024 amounts to approximately $22,468,000 and represents 2.5% of net assets.

(d)  At September 30, 2024, the Fund held a fair valued security valued at approximately $22,468,000, representing 2.5% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Trust's (as defined herein) Trustees.

(e)  Securities are available for collateral in connection with purchased options.

(f)  The approximate fair value and percentage of net assets, $35,959,000 and 4.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(g)  At September 30, 2024, the aggregate cost for federal income tax purposes is $880,340,000. The aggregate gross unrealized appreciation is $289,652,000 and the aggregate gross unrealized depreciation is $274,920,000, resulting in net unrealized appreciation of $14,732,000.

ADR  American Depositary Receipt.

ETF  Exchange Traded Fund.

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2024:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.66	Sep-25	103,825,529	$103,826	$307	$431	$(124)
Goldman Sachs International	USD/CNH	CNH	7.68	Jan-25	249,313,471	249,313	74	944	(870)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.77	Jul-25	97,459,329	97,459	200	424	(224)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.78	Mar-25	236,408,580	236,409	158	1,003	(845)
							$739	$2,802	$(2,063)

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Software	26.0%
Other**	20.4
Financial Services	10.8
Information Technology Services	9.9
Hotels, Restaurants & Leisure	8.5
Media	7.4
Specialty Retail	6.2
Entertainment	5.5
Broadline Retail	5.3
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2024.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
3

Morgan Stanley Institutional Fund Trust

September 30, 2024

Discovery Portfolio

Consolidated Statement of Assets and Liabilities	September 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $794,705)	$888,978
Investment in Security of Affiliated Issuer, at Value (Cost $16,433)	16,433
Total Investments in Securities, at Value (Cost $811,138)	905,411
Foreign Currency, at Value (Cost $2)	2
Receivable for Fund Shares Sold	234
Receivable from Affiliate	48
Receivable from Securities Lending Income	17
Other Assets	153
Total Assets	905,865
Liabilities:
Collateral on Securities Loaned, at Value	3,382
Payable for Advisory Fees	1,066
Due to Broker	1,060
Payable for Fund Shares Redeemed	976
Payable for Professional Fees	111
Payable for Shareholder Services Fees — Class A	78
Payable for Distribution and Shareholder Services Fees — Class L	3
Payable for Distribution and Shareholder Services Fees — Class C	11
Payable for Administration Fees	57
Payable for Trustees' Fees and Expenses	35
Payable for Sub Transfer Agency Fees — Class I	26
Payable for Sub Transfer Agency Fees — Class L	1
Payable for Sub Transfer Agency Fees — Class C	3
Payable for Transfer Agency Fees — Class I	6
Payable for Transfer Agency Fees — Class A	8
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class R6	1
Payable for Custodian Fees	14
Other Liabilities	159
Total Liabilities	6,999
Net Assets	$898,866
Net Assets Consist of:
Paid-in-Capital	$2,434,401
Total Accumulated Loss	(1,535,535)
Net Assets	$898,866

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund Trust

September 30, 2024

Discovery Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	September 30, 2024 (000)
CLASS I:
Net Assets	$335,470
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	19,125,414
Net Asset Value, Offering and Redemption Price Per Share	$17.54
CLASS A:
Net Assets	$392,991
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	33,100,955
Net Asset Value, Redemption Price Per Share	$11.87
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.66
Maximum Offering Price Per Share	$12.53
CLASS L:
Net Assets	$4,818
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	543,360
Net Asset Value, Offering and Redemption Price Per Share	$8.87
CLASS C:
Net Assets	$13,248
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,236,783
Net Asset Value, Offering and Redemption Price Per Share	$10.71
CLASS R6:
Net Assets	$152,339
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	8,474,139
Net Asset Value, Offering and Redemption Price Per Share	$17.98
(1) Including: Securities on Loan, at Value:	$3,532

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund Trust

September 30, 2024

Discovery Portfolio

Consolidated Statement of Operations	Year Ended September 30, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$1,153
Dividends from Security of Affiliated Issuer (Note G)	953
Income from Securities Loaned — Net	190
Total Investment Income	2,296
Expenses:
Advisory Fees (Note B)	4,544
Shareholder Services Fees — Class A (Note D)	1,028
Distribution and Shareholder Services Fees — Class L (Note D)	34
Distribution and Shareholder Services Fees — Class C (Note D)	138
Sub Transfer Agency Fees — Class I	315
Sub Transfer Agency Fees — Class A	461
Sub Transfer Agency Fees — Class L	3
Sub Transfer Agency Fees — Class C	17
Administration Fees (Note C)	727
Professional Fees	255
Registration Fees	148
Shareholder Reporting Fees	113
Transfer Agency Fees — Class I (Note E)	29
Transfer Agency Fees — Class A (Note E)	42
Transfer Agency Fees — Class L (Note E)	4
Transfer Agency Fees — Class C (Note E)	4
Transfer Agency Fees — Class R6 (Note E)	8
Custodian Fees (Note F)	39
Trustees' Fees and Expenses	18
Pricing Fees	3
Other Expenses	65
Total Expenses	7,995
Reimbursement of Transfer Agency and Sub Transfer Agency Fees (Note B)	(348)
Rebate from Morgan Stanley Affiliate (Note G)	(35)
Net Expenses	7,612
Net Investment Loss	(5,316)
Realized Gain (Loss):
Investments Sold	(90,724)
Foreign Currency Transaction	1
Net Realized Loss	(90,723)
Change in Unrealized Appreciation (Depreciation):
Investments	405,527
Foreign Currency Translation	— @
Net Change in Unrealized Appreciation (Depreciation)	405,527
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	314,804
Net Increase in Net Assets Resulting from Operations	$309,488

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund Trust

September 30, 2024

Discovery Portfolio

Consolidated Statements of Changes in Net Assets	Year Ended September 30, 2024 (000)	Year Ended September 30, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(5,316)	$(4,188)
Net Realized Loss	(90,723)	(414,497)
Net Change in Unrealized Appreciation (Depreciation)	405,527	425,599
Net Increase in Net Assets Resulting from Operations	309,488	6,914
Capital Share Transactions:(1)
Class I:
Subscribed	118,045	152,228
Redeemed	(181,173)	(265,963)
Class A:
Subscribed	22,931	49,603
Redeemed	(194,965)	(163,974)
Class L:
Exchanged	—	169
Redeemed	(922)	(745)
Class C:
Subscribed	784	1,835
Redeemed	(5,608)	(3,933)
Class R6:
Subscribed	20,566	43,751
Redeemed	(95,983)	(73,023)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(316,325)	(260,052)
Total Decrease in Net Assets	(6,837)	(253,138)
Net Assets:
Beginning of Period	905,703	1,158,841
End of Period	$898,866	$905,703
(1) Capital Share Transactions:
Class I:
Shares Subscribed	7,857	12,843
Shares Redeemed	(12,512)	(23,578)
Net Decrease in Class I Shares Outstanding	(4,655)	(10,735)
Class A:
Shares Subscribed	2,339	6,070
Shares Redeemed	(19,482)	(20,113)
Net Decrease in Class A Shares Outstanding	(17,143)	(14,043)
Class L:
Shares Exchanged	—	27
Shares Redeemed	(121)	(122)
Net Decrease in Class L Shares Outstanding	(121)	(95)
Class C:
Shares Subscribed	88	250
Shares Redeemed	(608)	(536)
Net Decrease in Class C Shares Outstanding	(520)	(286)
Class R6:
Shares Subscribed	1,408	3,573
Shares Redeemed	(6,395)	(5,902)
Net Decrease in Class R6 Shares Outstanding	(4,987)	(2,329)

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund Trust

September 30, 2024

Consolidated Financial Highlights

Discovery Portfolio

	Class I
	Year Ended September 30,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$12.39		$12.06		$42.00		$38.19		$19.92
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.07)		(0.03)		(0.14)		(0.24)		(0.15)
Net Realized and Unrealized Gain (Loss)	5.22		0.36		(19.69)		7.35		20.73
Total from Investment Operations	5.15		0.33		(19.83)		7.11		20.58
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(10.11)		(3.30)		(2.31)
Net Asset Value, End of Period	$17.54		$12.39		$12.06		$42.00		$38.19
Total Return(3)	41.57	%(4)	2.74%		(61.26)%		18.36%		115.34%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$335,470		$294,703		$416,283		$1,719,520		$1,282,828
Ratio of Expenses Before Expense Limitation	0.76%		0.74%		0.77%		N/A		0.74%
Ratio of Expenses After Expense Limitation	0.72	%(5)(6)	0.74	%(6)	0.77	%(6)	0.72	%(6)	0.73	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		0.72	%(6)	0.73	%(6)
Ratio of Net Investment Loss	(0.46	)%(5)(6)	(0.28	)%(6)	(0.58	)%(6)	(0.54	)%(6)	(0.57	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.01%
Portfolio Turnover Rate	46%		51%		67%		115%		65%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Refer to Note B in the Notes to Consolidated Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(5)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
September 30, 2024	0.76%	(0.50)%

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund Trust

September 30, 2024

Consolidated Financial Highlights

Discovery Portfolio

	Class A
	Year Ended September 30,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$8.41		$8.21		$32.12		$29.92		$16.12
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.07)		(0.05)		(0.14)		(0.27)		(0.17)
Net Realized and Unrealized Gain (Loss)	3.53		0.25		(13.66)		5.77		16.28
Total from Investment Operations	3.46		0.20		(13.80)		5.50		16.11
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(10.11)		(3.30)		(2.31)
Net Asset Value, End of Period	$11.87		$8.41		$8.21		$32.12		$29.92
Total Return(3)	41.14	%(4)	2.44%		(61.35)%		18.02%		114.87%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$392,991		$422,575		$527,685		$1,944,335		$1,403,660
Ratio of Expenses Before Expense Limitation	1.02%		1.02%		1.03%		N/A		1.01%
Ratio of Expenses After Expense Limitation	0.98	%(5)(6)	1.01	%(6)	1.03	%(6)	1.00	%(6)	1.00	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.00	%(6)	1.00	%(6)
Ratio of Net Investment Loss	(0.73	)%(5)(6)	(0.56	)%(6)	(0.85	)%(6)	(0.81	)%(6)	(0.82	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.01%
Portfolio Turnover Rate	46%		51%		67%		115%		65%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Refer to Note B in the Notes to Consolidated Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(5)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
September 30, 2024	1.02%	(0.77)%

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund Trust

September 30, 2024

Consolidated Financial Highlights

Discovery Portfolio

	Class L
	Year Ended September 30,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$6.31		$6.20		$27.00		$25.69		$14.21
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.09)		(0.07)		(0.16)		(0.36)		(0.21)
Net Realized and Unrealized Gain (Loss)	2.65		0.18		(10.53)		4.97		14.00
Total from Investment Operations	2.56		0.11		(10.69)		4.61		13.79
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(10.11)		(3.30)		(2.31)
Net Asset Value, End of Period	$8.87		$6.31		$6.20		$27.00		$25.69
Total Return(3)	40.57	%(4)	1.77%		(61.52)%		17.48%		113.70%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,818		$4,197		$4,704		$13,762		$14,173
Ratio of Expenses Before Expense Limitation	1.55%		1.56%		1.51%		N/A		1.50%
Ratio of Expenses After Expense Limitation	1.51	%(5)(6)	1.55	%(6)	1.51	%(6)	1.44	%(6)	1.49	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.44	%(6)	1.49	%(6)
Ratio of Net Investment Loss	(1.26	)%(5)(6)	(1.10	)%(6)	(1.33	)%(6)	(1.26	)%(6)	(1.27	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.01%
Portfolio Turnover Rate	46%		51%		67%		115%		65%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Refer to Note B in the Notes to Consolidated Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(5)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
September 30, 2024	1.55%	(1.30)%

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund Trust

September 30, 2024

Consolidated Financial Highlights

Discovery Portfolio

	Class C
	Year Ended September 30,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$7.65		$7.52		$30.51		$28.74		$15.67
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.14)		(0.10)		(0.24)		(0.49)		(0.32)
Net Realized and Unrealized Gain (Loss)	3.20		0.23		(12.64)		5.56		15.70
Total from Investment Operations	3.06		0.13		(12.88)		5.07		15.38
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(10.11)		(3.30)		(2.31)
Net Asset Value, End of Period	$10.71		$7.65		$7.52		$30.51		$28.74
Total Return(3)	40.00	%(4)	1.73%		(61.66)%		17.21%		113.21%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$13,248		$13,434		$15,363		$59,936		$33,781
Ratio of Expenses Before Expense Limitation	1.80%		1.80%		1.77%		N/A		1.75%
Ratio of Expenses After Expense Limitation	1.76	%(5)(6)	1.79	%(6)	1.77	%(6)	1.71	%(6)	1.74	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.71	%(6)	1.74	%(6)
Ratio of Net Investment Loss	(1.51	)%(5)(6)	(1.34	)%(6)	(1.59	)%(6)	(1.52	)%(6)	(1.59	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.01%
Portfolio Turnover Rate	46%		51%		67%		115%		65%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Refer to Note B in the Notes to Consolidated Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(5)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
September 30, 2024	1.80%	(1.55)%

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund Trust

September 30, 2024

Consolidated Financial Highlights

Discovery Portfolio

	Class R6(1)
	Year Ended September 30,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(2)
Net Asset Value, Beginning of Period	$12.69		$12.34		$42.67		$38.72		$20.15
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.05)		(0.02)		(0.10)		(0.19)		(0.12)
Net Realized and Unrealized Gain (Loss)	5.34		0.37		(20.12)		7.44		21.00
Total from Investment Operations	5.29		0.35		(20.22)		7.25		20.88
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(10.11)		(3.30)		(2.31)
Net Asset Value, End of Period	$17.98		$12.69		$12.34		$42.67		$38.72
Total Return(4)	41.69	%(5)	2.84%		(61.20)%		18.47%		115.65%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$152,339		$170,794		$194,806		$547,683		$354,067
Ratio of Expenses Before Expense Limitation	0.65%		0.65%		0.64%		N/A		0.64%
Ratio of Expenses After Expense Limitation	0.61	%(6)(7)	0.64	%(7)	0.64	%(7)	0.61	%(7)	0.63	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		0.61	%(7)	0.63	%(7)
Ratio of Net Investment Loss	(0.36	)%(6)(7)	(0.19	)%(7)	(0.45	)%(7)	(0.42	)%(7)	(0.44	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01%
Portfolio Turnover Rate	46%		51%		67%		115%		65%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Refer to Note B in the Notes to Consolidated Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
September 30, 2024	0.65%	(0.40)%

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of six separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). All Funds are considered diversified for purposes of the Act.

The Trust applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying consolidated financial statements relate to the Discovery Portfolio. The Fund seeks long-term capital growth. The Fund has issued five classes of shares — Class I, Class A, Class L, Class C and Class R6.

The Fund has suspended offering Class L shares for sale to all investors. Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Discovery Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin ("bitcoin ETFs"). The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of September 30, 2024, the Subsidiary represented approximately $21,534,000 or approximately 2.40% of the net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and

13

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Consolidated Financial Statements (cont'd)

asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (4) fixed income securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (5) when market quotations are not readily available as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE;

(6) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

14

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Consolidated Financial Statements (cont'd)

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$2,015	$—	$—	$2,015
Biotechnology	24,434	—	—	24,434
Broadline Retail	48,210	—	—	48,210
Consumer Staples Distribution & Retail	13,233	—	—	13,233
Entertainment	49,811	—	—	49,811
Financial Services	61,455	35,959	—	97,414
Health Care Equipment & Supplies	6,648	—	—	6,648
Health Care Providers & Services	16,492	—	—	16,492
Health Care Technology	18,710	—	—	18,710
Hotels, Restaurants & Leisure	76,977	—	—	76,977
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Information Technology Services	$89,374	$—	$—	$89,374
Leisure Products	10,786	—	—	10,786
Life Sciences Tools & Services	9,897	—	—	9,897
Machinery	2,271	—	—	2,271
Media	66,996	—	—	66,996
Pharmaceuticals	40,776	—	—	40,776
Software	213,185	—	—	213,185
Specialty Retail	56,322	—	—	56,322
Total Common Stocks	807,592	35,959	—	843,551
Preferred Stock
Software	—	—	22,468	22,468
Investment Company	21,538	—	—	21,538
Call Options Purchased	—	739	—	739
Short-Term Investments
Investment Company	16,433	—	—	16,433
Repurchase Agreements	—	682	—	682
Total Short-Term Investments	16,433	682	—	17,115
Total Assets	$845,563	$37,380	$22,468	$905,411

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stock (000)
Beginning Balance	$31,817
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(9,349)
Realized gains (losses)	—
Ending Balance	$22,468
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2024	$(9,349)

15

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Consolidated Financial Statements (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2024:

	Fair Value at September 30, 2024 (000)	Valuation Technique	Unobservable Input	Amount*		Impact to Valuation from an Increase in Input**
Preferred Stock	$22,468	Market Transaction Method	Precedent Transaction	$73.50		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	14.5%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	8.6	x	Increase
			Discount for Lack of Marketability	12.0%		Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes

16

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Consolidated Financial Statements (cont'd)

recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency ex-change risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which

17

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Consolidated Financial Statements (cont'd)

expired are treated as realized losses. If the Fund writes an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of September 30, 2024:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$739	(a)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended September 30, 2024 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(2,919	)(a)

(a) Amounts are included in Realized Gain (Loss) on Investments Sold in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(2,181	)(a)

(a) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At September 30, 2024, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(b) (000)		Liabilities(b) (000)
Purchased Options	$739	(a)	$—

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the

18

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Consolidated Financial Statements (cont'd)

Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of September 30, 2024:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received(b) (000)	Net Amount (not less than $0) (000)
Goldman Sachs International	$74	$—	$(74)	$0
JPMorgan Chase Bank NA	665	—	(665)	0
Total	$739	$—	$(739)	$0

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the year ended September 30, 2024, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	750,049,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of September 30, 2024:

Gross Amount Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amount Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$3,532	(a)	$—	$(3,532	)(b)(c)	$0

(a) Represents market value of loaned securities at year end.

(b) The Fund received cash collateral of approximately $3,382,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Consolidated Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $347,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Consolidated Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of September 30, 2024:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$3,382	$—	$—	$—	$3,382
Total Borrowings	$3,382	$—	$—	$—	$3,382
Gross amount of recognized liabilities for securities lending transactions					$3,382

19

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Consolidated Financial Statements (cont'd)

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Consolidated Portfolio of Investments.

8.  Indemnifications: The Trust enters into contracts that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.50% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.65% for Class L shares, 1.90% for Class C shares and 0.73% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. This arrangement had no effect for the year ended September 30, 2024.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

The Adviser agreed to reimburse the Fund for prior years overpayment of transfer agency and sub transfer agency fees. This was reflected as "Reimbursement of Transfer Agency and Sub Transfer Agency Fees" in the Consolidated Statement of Operations.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

20

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Consolidated Financial Statements (cont'd)

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Trust pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended September 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to approximately $9,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the year ended September 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $413,307,000 and $734,390,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended September 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended September 30, 2024, advisory fees paid were reduced by approximately $35,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the year ended September 30, 2024 is as follows:

Affiliated Investment Company	Value September 30, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$25,687	$381,785	$391,039	$953
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value September 30, 2024 (000)
Liquidity Fund	$—	$—	$16,433

21

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Consolidated Financial Statements (cont'd)

During the year ended September 30, 2024, the Fund incurred approximately $8,000 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the year ended September 30, 2024, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended September 30, 2024, included in "Trustees' Fees and Expenses" in the Consolidated Statement of Operations amounted to approximately $2,000. At September 30, 2024, the Fund had an accrued pension liability of approximately $35,000, which is reflected as "Payable for Trustees' Fees and Expenses" in the Consolidated Statement of Assets and Liabilities.

Each Trustee receives an annual retainer fee for serving as a Trustee of the Morgan Stanley Funds. The aggregate compensation paid to each Trustee is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions paid during fiscal years 2024 and 2023.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

22

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Consolidated Financial Statements (cont'd)

Permanent differences, due to tax adjustments related to the Subsidiary, resulted in the following reclassifications among the components of net assets at September 30, 2024:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$10,333	$(10,333)

At September 30, 2024, the Fund had no distributable earnings on a tax basis.

At September 30, 2024, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $562,516,000 and $988,840,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended September 30, 2024, the Fund intends to defer to October 1, 2024 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$350	$—

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended September 30, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At September 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 60.3%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETFs investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Fund.

Market: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years,

23

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Consolidated Financial Statements (cont'd)

such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

24

Morgan Stanley Institutional Fund Trust

September 30, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders of Discovery Portfolio and the Board of
Trustees of Morgan Stanley Institutional Fund Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of Discovery Portfolio (the "Fund") (one of the funds constituting Morgan Stanley Institutional Fund Trust (the "Trust")), including the consolidated portfolio of investments, as of September 30, 2024, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the four years in the period then ended, the financial highlights for year ended September 30, 2020 and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (one of the funds constituting Morgan Stanley Institutional Fund Trust) at September 30, 2024, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended, its consolidated financial highlights for each of the four years in the period then ended and its financial highlights for the year ended September 30, 2020, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
November 26, 2024

25

Morgan Stanley Institutional Fund Trust

September 30, 2024

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-year period but below its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

26

Morgan Stanley Institutional Fund Trust

September 30, 2024

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

27

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

MACGX-NCSR 9.30.24

Morgan Stanley Institutional Fund Trust

Dynamic Value Portfolio

Annual Financial Statements and Additional Information

September 30, 2024

Morgan Stanley Institutional Fund Trust

September 30, 2024

Table of Contents (unaudited)

Portfolio of Investments	2
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	13
Report of Independent Registered Public Accounting Firm	20
Investment Advisory Agreement Approval	21
Federal Tax Notice	23

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

September 30, 2024

Portfolio of Investments

Dynamic Value Portfolio

	Shares	Value (000)
Common Stocks (98.3%)
Aerospace & Defense (1.1%)
Huntington Ingalls Industries, Inc.	201	$53
Textron, Inc.	598	53
		106
Air Freight & Logistics (0.4%)
FedEx Corp.	150	41
Automobile Components (0.3%)
Lear Corp.	285	31
Automobiles (0.3%)
General Motors Co.	651	29
Banks (6.6%)
Bank OZK	2,213	95
East West Bancorp, Inc.	1,136	94
First Citizens BancShares, Inc., Class A	50	92
FNB Corp.	6,644	94
Huntington Bancshares, Inc.	6,365	93
Webster Financial Corp.	1,990	93
Zions Bancorp NA	1,964	93
		654
Beverages (0.6%)
Molson Coors Beverage Co., Class B	957	55
Biotechnology (2.1%)
Biogen, Inc. (a)	360	70
Gilead Sciences, Inc.	835	70
United Therapeutics Corp. (a)	196	70
		210
Broadline Retail (0.8%)
Dillard's, Inc., Class A	68	26
Kohl's Corp.	1,302	28
Nordstrom, Inc.	1,109	25
		79
Building Products (1.1%)
Builders FirstSource, Inc. (a)	269	52
Owens Corning	297	53
		105
Capital Markets (2.5%)
Affiliated Managers Group, Inc.	358	64
Franklin Resources, Inc.	3,033	61
Invesco Ltd.	3,637	64
Virtu Financial, Inc., Class A	2,038	62
		251
Chemicals (2.5%)
Celanese Corp.	303	41
Chemours Co.	2,056	42
FMC Corp.	622	41
LyondellBasell Industries NV, Class A	418	40
Mosaic Co.	1,570	42
Olin Corp.	874	42
		248
	Shares	Value (000)
Commercial Services & Supplies (0.2%)
Vestis Corp.	1,182	$18
Construction & Engineering (1.1%)
MDU Resources Group, Inc.	1,878	51
Valmont Industries, Inc.	181	53
		104
Consumer Finance (3.3%)
Ally Financial, Inc.	1,867	67
Capital One Financial Corp.	433	65
OneMain Holdings, Inc.	1,390	65
SLM Corp.	2,964	68
Synchrony Financial	1,324	66
		331
Consumer Staples Distribution & Retail (2.3%)
Albertsons Cos., Inc., Class A	4,002	74
Kroger Co.	1,322	76
Walgreens Boots Alliance, Inc.	8,688	78
		228
Containers & Packaging (1.6%)
Berry Global Group, Inc.	587	40
Graphic Packaging Holding Co.	1,376	41
Sealed Air Corp.	1,129	41
Sonoco Products Co.	740	40
		162
Distributors (0.3%)
LKQ Corp.	641	26
Diversified Consumer Services (0.4%)
ADT, Inc.	3,019	22
H&R Block, Inc.	344	22
		44
Diversified REITs (0.4%)
WP Carey, Inc. REIT	643	40
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	8,201	180
Electric Utilities (2.4%)
NRG Energy, Inc.	666	61
OGE Energy Corp.	1,437	59
PG&E Corp.	2,955	58
Pinnacle West Capital Corp.	656	58
		236
Electrical Equipment (0.5%)
Sensata Technologies Holding PLC	1,439	52
Electronic Equipment, Instruments & Components (1.8%)
Arrow Electronics, Inc. (a)	262	35
Avnet, Inc.	653	35
Jabil, Inc.	307	37
TD Synnex Corp.	292	35
Vontier Corp.	1,043	35
		177
The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund Trust

September 30, 2024

Portfolio of Investments (cont'd)

Dynamic Value Portfolio

	Shares	Value (000)
Energy Equipment & Services (0.8%)
NOV, Inc.	4,961	$79
Entertainment (0.3%)
Playtika Holding Corp.	3,614	29
Financial Services (3.9%)
Corebridge Financial, Inc.	2,216	65
Equitable Holdings, Inc.	1,512	63
Global Payments, Inc.	615	63
MGIC Investment Corp.	2,524	65
Voya Financial, Inc.	821	65
Western Union Co.	5,319	63
		384
Food Products (3.2%)
Archer-Daniels-Midland Co.	861	51
Conagra Brands, Inc.	1,617	53
Darling Ingredients, Inc. (a)	1,415	53
J M Smucker Co.	445	54
Kraft Heinz Co.	1,506	53
Seaboard Corp.	16	50
		314
Gas Utilities (1.2%)
National Fuel Gas Co.	965	59
UGI Corp.	2,369	59
		118
Ground Transportation (0.4%)
Avis Budget Group, Inc.	459	40
Health Care Equipment & Supplies (1.3%)
Baxter International, Inc.	1,727	66
Solventum Corp. (a)	961	67
		133
Health Care Providers & Services (6.1%)
Cencora, Inc.	299	67
Centene Corp. (a)	905	68
Cigna Group	191	66
CVS Health Corp.	1,159	73
DaVita, Inc. (a)	417	68
Elevance Health, Inc.	128	67
Premier, Inc., Class A	3,436	69
Tenet Healthcare Corp. (a)	405	67
Universal Health Services, Inc., Class B	279	64
		609
Hotel & Resort REITs (0.8%)
Host Hotels & Resorts, Inc. REIT	2,178	38
Park Hotels & Resorts, Inc. REIT	2,682	38
		76
Hotels, Restaurants & Leisure (1.6%)
Boyd Gaming Corp.	342	22
Carnival Corp. (a)	1,168	22
Expedia Group, Inc. (a)	148	22
Marriott Vacations Worldwide Corp.	288	21
MGM Resorts International (a)	586	23
	Shares	Value (000)
Travel & Leisure Co.	477	$22
Wynn Resorts Ltd.	260	25
		157
Household Durables (0.6%)
Newell Brands, Inc.	2,797	22
Toll Brothers, Inc.	129	20
Whirlpool Corp.	191	20
		62
Household Products (1.9%)
Kimberly-Clark Corp.	661	94
Reynolds Consumer Products, Inc.	3,011	94
		188
Independent Power & Renewable Electricity Producers (1.2%)
AES Corp.	3,065	61
Clearway Energy, Inc., Class C	1,955	60
		121
Information Technology Services (1.8%)
Akamai Technologies, Inc. (a)	216	22
Amdocs Ltd.	253	22
Cognizant Technology Solutions Corp., Class A	289	22
DXC Technology Co. (a)	1,085	23
EPAM Systems, Inc. (a)	110	22
GoDaddy, Inc., Class A (a)	139	22
International Business Machines Corp.	99	22
Kyndryl Holdings, Inc. (a)	936	21
		176
Insurance (4.1%)
Assured Guaranty Ltd.	625	50
Axis Capital Holdings Ltd.	628	50
CNA Financial Corp.	1,018	50
Everest Group Ltd.	130	51
Globe Life, Inc.	460	49
Loews Corp.	636	50
RenaissanceRe Holdings Ltd.	189	51
Unum Group	866	51
		402
Leisure Products (0.2%)
Brunswick Corp.	239	20
Machinery (5.7%)
Agco Corp.	538	53
Allison Transmission Holdings, Inc.	557	53
CNH Industrial NV	4,608	51
Cummins, Inc.	160	52
Deere & Co.	126	52
Flowserve Corp.	994	51
Gates Industrial Corp. PLC (a)	2,945	52
Middleby Corp. (a)	358	50
Oshkosh Corp.	506	51
PACCAR, Inc.	523	52
Timken Co.	618	52
		569

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund Trust

September 30, 2024

Portfolio of Investments (cont'd)

Dynamic Value Portfolio

	Shares	Value (000)
Media (2.0%)
Charter Communications, Inc., Class A (a)	87	$28
Comcast Corp., Class A	683	28
Fox Corp., Class B	727	28
Interpublic Group of Cos., Inc.	905	29
Nexstar Media Group, Inc., Class A	169	28
Omnicom Group, Inc.	278	29
Sirius XM Holdings, Inc.	1,173	28
		198
Metals & Mining (0.4%)
Steel Dynamics, Inc.	322	41
Mortgage Real Estate Investment (0.6%)
Rithm Capital Corp. REIT	5,404	61
Office REITs (0.8%)
Highwoods Properties, Inc. REIT	1,211	40
Kilroy Realty Corp. REIT	1,025	40
		80
Oil, Gas & Consumable Fuels (5.6%)
APA Corp.	3,279	80
Chord Energy Corp.	616	80
Civitas Resources, Inc.	1,557	79
Devon Energy Corp.	2,026	79
Matador Resources Co.	1,600	79
Ovintiv, Inc.	2,042	78
Valero Energy Corp.	626	85
		560
Passenger Airlines (1.3%)
American Airlines Group, Inc. (a)	3,627	41
Delta Air Lines, Inc.	838	42
United Airlines Holdings, Inc. (a)	747	43
		126
Pharmaceuticals (5.6%)
Bristol-Myers Squibb Co.	1,374	71
Jazz Pharmaceuticals PLC (a)	642	72
Merck & Co., Inc.	609	69
Organon & Co.	3,559	68
Perrigo Co. PLC	2,637	69
Pfizer, Inc.	2,372	69
Royalty Pharma PLC, Class A	2,525	71
Viatris, Inc.	6,111	71
		560
Professional Services (1.1%)
Amentum Holdings, Inc. (a)	123	4
Concentrix Corp.	290	15
Dun & Bradstreet Holdings, Inc.	1,626	19
Genpact Ltd.	475	18
Jacobs Solutions, Inc.	123	16
Science Applications International Corp.	135	19
SS&C Technologies Holdings, Inc.	248	18
		109
	Shares	Value (000)
Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc. (a)	134	$36
Retail REITs (1.2%)
Brixmor Property Group, Inc. REIT	1,459	41
NNN REIT, Inc.	846	41
Simon Property Group, Inc. REIT	239	40
		122
Semiconductors & Semiconductor Equipment (3.2%)
Amkor Technology, Inc.	1,720	53
GLOBALFOUNDRIES, Inc. (a)	1,340	54
ON Semiconductor Corp. (a)	742	54
Qorvo, Inc. (a)	508	52
QUALCOMM, Inc.	313	53
Skyworks Solutions, Inc.	530	52
		318
Software (1.4%)
Dropbox, Inc., Class A (a)	880	22
Five9, Inc. (a)	794	23
Gen Digital, Inc.	807	22
RingCentral, Inc., Class A (a)	717	23
Teradata Corp. (a)	750	23
Zoom Video Communications, Inc., Class A (a)	316	22
		135
Specialized REITs (1.2%)
EPR Properties REIT	821	40
Gaming and Leisure Properties, Inc. REIT	799	41
VICI Properties, Inc. REIT	1,228	41
		122
Specialty Retail (1.1%)
AutoNation, Inc. (a)	144	26
Bath & Body Works, Inc.	856	27
Gap, Inc.	1,241	27
Penske Automotive Group, Inc.	160	26
		106
Tech Hardware, Storage & Peripherals (0.7%)
Hewlett Packard Enterprise Co.	1,837	37
HP, Inc.	968	35
		72
Textiles, Apparel & Luxury Goods (0.6%)
Carter's, Inc.	294	19
PVH Corp.	206	21
Tapestry, Inc.	436	20
		60
Trading Companies & Distributors (1.6%)
Air Lease Corp.	1,150	52
Core & Main, Inc., Class A (a)	1,173	52
WESCO International, Inc.	308	52
		156
Total Common Stocks (Cost $8,879)		9,746

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

September 30, 2024

Portfolio of Investments (cont'd)

Dynamic Value Portfolio

	Shares	Value (000)
Short-Term Investment (1.8%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.85% (See Note G) (Cost $182)	181,737	$182
Total Investments (100.1%) (Cost $9,061) (b)		9,928
Liabilities in Excess of Other Assets (–0.1%)		(9)
Net Assets (100.0%)		$9,919

(a)  Non-income producing security.

(b)  At September 30, 2024, the aggregate cost for federal income tax purposes is approximately $9,448,000. The aggregate gross unrealized appreciation is approximately $1,087,000 and the aggregate gross unrealized depreciation is approximately $608,000, resulting in net unrealized appreciation of approximately $479,000.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	70.4%
Banks	6.6
Health Care Providers & Services	6.1
Machinery	5.7
Oil, Gas & Consumable Fuels	5.6
Pharmaceuticals	5.6
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

September 30, 2024

Dynamic Value Portfolio

Statement of Assets and Liabilities	September 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $8,879)	$9,746
Investment in Security of Affiliated Issuer, at Value (Cost $182)	182
Total Investments in Securities, at Value (Cost $9,061)	9,928
Due from Adviser	42
Dividends Receivable	11
Receivable for Fund Shares Sold	—	@
Receivable from Affiliate	—	@
Other Assets	33
Total Assets	10,014
Liabilities:
Payable for Professional Fees	69
Payable for Custodian Fees	6
Payable for Administration Fees	1
Payable for Sub Transfer Agency Fees — Class I	1
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Other Liabilities	17
Total Liabilities	95
Net Assets	$9,919
Net Assets Consist of:
Paid-in-Capital	$1,539
Total Distributable Earnings	8,380
Net Assets	$9,919
CLASS I:
Net Assets	$6,997
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	578,462
Net Asset Value, Offering and Redemption Price Per Share	$12.10
CLASS A:
Net Assets	$2,589
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	215,531
Net Asset Value, Redemption Price Per Share	$12.01
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.67
Maximum Offering Price Per Share	$12.68
CLASS C:
Net Assets	$307
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	25,578
Net Asset Value, Offering and Redemption Price Per Share	$12.00
CLASS R6:
Net Assets	$26
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	2,155
Net Asset Value, Offering and Redemption Price Per Share	$12.11

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

September 30, 2024

Dynamic Value Portfolio

Statement of Operations	Year Ended September 30, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$2,593
Dividends from Security of Affiliated Issuer (Note G)	504
Total Investment Income	3,097
Expenses:
Advisory Fees (Note B)	389
Professional Fees	147
Administration Fees (Note C)	89
Registration Fees	66
Custodian Fees (Note F)	27
Shareholder Reporting Fees	26
Pricing Fees	14
Shareholder Services Fees — Class A (Note D)	6
Distribution and Shareholder Services Fees — Class C (Note D)	3
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class R6 (Note E)	2
Sub Transfer Agency Fees — Class I	4
Sub Transfer Agency Fees — Class A	2
Sub Transfer Agency Fees — Class C	— @
Trustees' Fees and Expenses	4
Other Expenses	27
Total Expenses	812
Waiver of Advisory Fees (Note B)	(233)
Rebate from Morgan Stanley Affiliate (Note G)	(13)
Reimbursement of Class Specific Expenses — Class I (Note B)	(3)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(2)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(2)
Reimbursement of Transfer Agency and Sub Transfer Agency Fees (Note B)	(8)
Net Expenses	550
Net Investment Income	2,547
Realized Gain (Loss):
Investments Sold	8,432
Swap Agreements	(724)
Net Realized Gain	7,708
Change in Unrealized Appreciation (Depreciation):
Investments	3,492
Swap Agreements	965
Net Change in Unrealized Appreciation (Depreciation)	4,457
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	12,165
Net Increase in Net Assets Resulting from Operations	$14,712

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

September 30, 2024

Dynamic Value Portfolio

Statements of Changes in Net Assets	Year Ended September 30, 2024 (000)	Year Ended September 30, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$2,547	$2,973
Net Realized Gain (Loss)	7,708	(3,714)
Net Change in Unrealized Appreciation (Depreciation)	4,457	15,470
Net Increase in Net Assets Resulting from Operations	14,712	14,729
Dividends and Distributions to Shareholders:
Class I	(138)	(269)
Class A	(47)	(89)
Class C	—	(76)
Class R6	(2,694)	(3,015)
Total Dividends and Distributions to Shareholders	(2,879)	(3,449)
Capital Share Transactions:(1)
Class I:
Subscribed	93	2,201
Distributions Reinvested	138	269
Redeemed	(3,669)	(3,914)
Class A:
Subscribed	366	3,200
Distributions Reinvested	47	89
Redeemed	(562)	(2,328)
Class C:
Subscribed	72	935
Distributions Reinvested	—	76
Redeemed	(60)	(2,639)
Class R6:
Subscribed	—	7,364
Distributions Reinvested	2,694	3,015
Redeemed	(122,360)	(20)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(123,241)	8,248
Total Increase (Decrease) in Net Assets	(111,408)	19,528
Net Assets:
Beginning of Period	121,327	101,799
End of Period	$9,919	$121,327
(1) Capital Share Transactions:
Class I:
Shares Subscribed	8	202
Shares Issued on Distributions Reinvested	13	25
Shares Redeemed	(356)	(369)
Net Decrease in Class I Shares Outstanding	(335)	(142)
Class A:
Shares Subscribed	34	301
Shares Issued on Distributions Reinvested	4	8
Shares Redeemed	(51)	(230)
Net Increase (Decrease) in Class A Shares Outstanding	(13)	79
Class C:
Shares Subscribed	7	92
Shares Issued on Distributions Reinvested	—	7
Shares Redeemed	(6)	(265)
Net Increase (Decrease) in Class C Shares Outstanding	1	(166)
Class R6:
Shares Subscribed	—	743
Shares Issued on Distributions Reinvested	252	285
Shares Redeemed	(10,886)	(2)
Net Increase (Decrease) in Class R6 Shares Outstanding	(10,634)	1,026

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

September 30, 2024

Financial Highlights

Dynamic Value Portfolio

	Class I
	Year Ended September 30,						Period from March 19, 2021(1) to
Selected Per Share Data and Ratios	2024		2023		2022		September 30, 2021
Net Asset Value, Beginning of Period	$10.28		$9.26		$10.44		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.25		0.26		0.22		0.11
Net Realized and Unrealized Gain (Loss)	1.81		1.07		(0.94)		0.33
Total from Investment Operations	2.06		1.33		(0.72)		0.44
Distributions from and/or in Excess of:
Net Investment Income	(0.24)		(0.30)		(0.17)		—
Net Realized Gain	—		(0.01)		(0.29)		—
Total Distributions	(0.24)		(0.31)		(0.46)		—
Net Asset Value, End of Period	$12.10		$10.28		$9.26		$10.44
Total Return(3)	20.39	%(4)	14.30%		(7.26)%		4.40	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,997		$9,387		$9,763		$10,295
Ratio of Expenses Before Expense Limitation	0.80%		0.82%		1.51%		6.44	%(6)
Ratio of Expenses After Expense Limitation	0.53	%(7)(8)	0.54	%(8)	0.51	%(8)	0.53	%(6)(8)
Ratio of Net Investment Income	2.25	%(7)(8)	2.44	%(8)	2.00	%(8)	1.95	%(6)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.01%		0.01%		0.00	%(6)(9)
Portfolio Turnover Rate	207%		178%		125%		82	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(5)  Not annualized.

(6)  Annualized.

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	0.54%	2.24%

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

September 30, 2024

Financial Highlights

Dynamic Value Portfolio

	Class A
	Year Ended September 30,						Period from March 19, 2021(1) to
Selected Per Share Data and Ratios	2024		2023		2022		September 30, 2021
Net Asset Value, Beginning of Period	$10.21		$9.22		$10.42		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.21		0.22		0.19		0.10
Net Realized and Unrealized Gain (Loss)	1.79		1.08		(0.95)		0.32
Total from Investment Operations	2.00		1.30		(0.76)		0.42
Distributions from and/or in Excess of:
Net Investment Income	(0.20)		(0.30)		(0.15)		—
Net Realized Gain	—		(0.01)		(0.29)		—
Total Distributions	(0.20)		(0.31)		(0.44)		—
Net Asset Value, End of Period	$12.01		$10.21		$9.22		$10.42
Total Return(3)	19.89	%(4)	13.96%		(7.70)%		4.20	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,589		$2,329		$1,379		$27
Ratio of Expenses Before Expense Limitation	1.15%		1.20%		2.18%		13.65	%(6)
Ratio of Expenses After Expense Limitation	0.88	%(7)(8)	0.89	%(8)	0.89	%(8)	0.90	%(6)(8)
Ratio of Net Investment Income	1.90	%(7)(8)	2.09	%(8)	1.81	%(8)	1.84	%(6)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.01%		0.01%		0.00	%(6)(9)
Portfolio Turnover Rate	207%		178%		125%		82	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(5)  Not annualized.

(6)  Annualized.

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	0.89%	1.89%

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

September 30, 2024

Financial Highlights

Dynamic Value Portfolio

	Class C
	Year Ended September 30,						Period from March 19, 2021(1) to
Selected Per Share Data and Ratios	2024		2023		2022		September 30, 2021
Net Asset Value, Beginning of Period	$10.08		$9.14		$10.38		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.13		0.14		0.11		0.06
Net Realized and Unrealized Gain (Loss)	1.79		1.09		(0.93)		0.32
Total from Investment Operations	1.92		1.23		(0.82)		0.38
Distributions from and/or in Excess of:
Net Investment Income	—		(0.28)		(0.13)		—
Net Realized Gain	—		(0.01)		(0.29)		—
Total Distributions	—		(0.29)		(0.42)		—
Net Asset Value, End of Period	$12.00		$10.08		$9.14		$10.38
Total Return(3)	19.05	%(4)	13.31%		(8.32)%		3.80	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$307		$247		$1,736		$34
Ratio of Expenses Before Expense Limitation	2.58%		2.02%		2.77%		15.35	%(6)
Ratio of Expenses After Expense Limitation	1.63	%(7)(8)	1.64	%(8)	1.64	%(8)	1.65	%(6)(8)
Ratio of Net Investment Income	1.15	%(7)(8)	1.34	%(8)	1.06	%(8)	1.04	%(6)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.01%		0.01%		0.00	%(6)(9)
Portfolio Turnover Rate	207%		178%		125%		82	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(5)  Not annualized.

(6)  Annualized.

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	1.64%	1.14%

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

September 30, 2024

Financial Highlights

Dynamic Value Portfolio

	Class R6(1)
	Year Ended September 30,						Period from March 19, 2021(2) to
Selected Per Share Data and Ratios	2024		2023		2022		September 30, 2021
Net Asset Value, Beginning of Period	$10.28		$9.25		$10.44		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.26		0.26		0.29		0.11
Net Realized and Unrealized Gain (Loss)	1.82		1.09		(1.02)		0.33
Total from Investment Operations	2.08		1.35		(0.73)		0.44
Distributions from and/or in Excess of:
Net Investment Income	(0.25)		(0.31)		(0.17)		—
Net Realized Gain	—		(0.01)		(0.29)		—
Total Distributions	(0.25)		(0.32)		(0.46)		—
Net Asset Value, End of Period	$12.11		$10.28		$9.25		$10.44
Total Return(4)	20.60	%(5)	14.43%		(7.35)%		4.40	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$26		$109,364		$88,921		$10
Ratio of Expenses Before Expense Limitation	0.71%		0.75%		1.49%		25.05	%(7)
Ratio of Expenses After Expense Limitation	0.48	%(8)(9)	0.49	%(9)	0.49	%(9)	0.50	%(7)(9)
Ratio of Net Investment Income	2.31	%(8)(9)	2.49	%(9)	2.85	%(9)	1.98	%(7)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.01%		0.01%		0.00	%(7)(10)
Portfolio Turnover Rate	207%		178%		125%		82	%(6)

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(6)  Not annualized.

(7)  Annualized.

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	0.49%	2.30%

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of six separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). All Funds are considered diversified for purposes of the Act.

The Trust applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relate to the Dynamic Value Portfolio. The Fund seeks capital appreciation. The Fund has issued four classes of shares — Class I, Class A, Class C and Class R6.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-thecounter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange. Total return swaps may also be fair valued using direct accrual/return calculations if prices on the reference asset on the total return leg of the swap are available from a pricing service/vendor for such instrument. In the event that the reference asset on the total return leg of the swap is a benchmark index, then price of such reference asset may be obtained from a pricing service provider or from the benchmark index sponsor; (5) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued

13

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Financial Statements (cont'd)

securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks	$9,746	(1)	$—	$—	$9,746
Short-Term Investment
Investment Company	182		—	—	182
Total Assets	$9,928		$—	$—	$9,928

(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain

14

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Financial Statements (cont'd)

transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the counterparty or clearing-house based on changes in the value of the contract or variation margin, respectively. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commodities Futures Trading Commission ("CFTC") approval of contracts for central clearing and exchange trading.

The Fund may enter into total return swaps in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include, but not be limited to, a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain long or short exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swaps may effectively add leverage to the Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder, and conversely, that the Fund will not be able to meet its obligation to the counterparty.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss.

15

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Financial Statements (cont'd)

Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swap agreement in the the Statement Operations, in addition to any realized gains (loss) recorded upon the termination of swap agreements.

As of September 30, 2024, the Fund did not have any open swap agreements.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended September 30, 2024 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Equity Risk	Swap Agreements	$(724)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Equity Risk	Swap Agreements	$965

For the year ended September 30, 2024, the approximate average monthly amount outstanding for each derivative type is as follows:

Swap Agreements:
Average monthly notional amount	$30,688,000

4.  Indemnifications: The Trust enters into contracts that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

5.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.35% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.55% for Class I shares, 0.90% for Class A shares, 1.65% for Class C shares and 0.50% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the year ended September 30, 2024,

16

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Financial Statements (cont'd)

approximately $233,000 of advisory fees were waived and approximately $8,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser agreed to reimburse the Fund for prior years overpayment of transfer agency and sub transfer agency fees. This was reflected as "Reimbursement of Transfer Agency and Sub Transfer Agency Fees" in the Statement of Operations.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Trust

pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended September 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the year ended September 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $218,936,000 and $214,194,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended September 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended September 30, 2024, advisory fees paid were reduced by approximately $13,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the year ended September 30, 2024 is as follows:

Affiliated Investment Company	Value September 30, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$6,500	$395,778	$402,096	$504
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value September 30, 2024 (000)
Liquidity Fund	$—	$—	$182

17

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Financial Statements (cont'd)

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the year ended September 30, 2024, the Fund did not engage in any cross-trade transactions.

Each Trustee receives an annual retainer fee for serving as a Trustee of the Morgan Stanley Funds. The aggregate compensation paid to each Trustee is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2024, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 Distributions Paid From:	2023 Distributions Paid From:
Ordinary Income (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,879	$3,400	$49

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to equalization debits and tax adjustments related to redemptions in kind, resulted in the following reclassifications among the components of net assets at September 30, 2024:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$2,980	$(2,980)

At September 30, 2024, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$7,365	$561

During the year ended September 30, 2024, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $837,000.

18

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Financial Statements (cont'd)

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended September 30, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At September 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 92.4%.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

L. Redemptions in-kind: On the date listed below, the Fund recorded a redemption in-kind of portfolio securities and cash. The redeeming shareholder generally receives a pro rata share of the securities held by the Fund. The distribution of such securities generated a realized loss for the Fund, which is included in Net Realized Gains (Loss) in the Statement of Operations. For tax purposes, no gains or losses were recognized with respect to the portfolio securities redeemed in-kind.

Redemption In-Kind Date	Portfolio Securities and Cash	Net Realized Gain (Loss)
August 5, 2024	$122,359,254	$(2,597,279)

19

Morgan Stanley Institutional Fund Trust

September 30, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders of Dynamic Value Portfolio and the
Board of Trustees of Morgan Stanley Institutional Fund Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Dynamic Value Portfolio (the "Fund") (one of the funds constituting Morgan Stanley Institutional Fund Trust (the "Trust")), including the portfolio of investments, as of September 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the period from March 19, 2021 (commencement of operations) through September 20, 2021 and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Morgan Stanley Institutional Fund Trust) at September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended and the period from March 19, 2021 (commencement of operations) through September 20, 2021, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
November 26, 2024

20

Morgan Stanley Institutional Fund Trust

September 30, 2024

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the period since its inception in March 2021 but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

21

Morgan Stanley Institutional Fund Trust

September 30, 2024

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

22

Morgan Stanley Institutional Fund Trust

September 30, 2024

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended September 30, 2024. For corporate shareholders 36.14% of the dividends qualified for the dividends received deduction.

The Fund designated and paid approximately $1,254,000 as a long-term capital gain distribution.

The Fund designated approximately $120,000 of its distributions paid as qualified business income.

For federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended September 30, 2024. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of approximately $1,051,000 as taxable at this lower rate.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

23

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

MAAUX-NCSR 9.30.24

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Annual Financial Statements and Additional Information

September 30, 2024

Morgan Stanley Institutional Fund Trust

September 30, 2024

Table of Contents (unaudited)

Consolidated Portfolio of Investments	2
Consolidated Statement of Assets and Liabilities	31
Consolidated Statement of Operations	33
Consolidated Statements of Changes in Net Assets	34
Consolidated Financial Highlights	36
Notes to Consolidated Financial Statements	41
Report of Independent Registered Public Accounting Firm	54
Investment Advisory Agreement Approval	55

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Consolidated Portfolio of Investments

Global Strategist Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (40.1%)
Agency Fixed Rate Mortgages (4.1%)
United States (4.1%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
2.00%, 5/1/51	$1,251	$1,012
2.50%, 4/1/52	2,423	2,049
4.50%, 1/1/49	57	57
Gold Pools:
3.50%, 1/1/44 - 6/1/45	422	401
4.50%, 1/1/49	15	15
6.50%, 5/1/32	18	19
7.50%, 5/1/35	1	1
Federal National Mortgage Association,
Conventional Pools:
2.00%, 3/1/52	1,738	1,440
2.50%, 9/1/52	2,746	2,372
3.00%, 7/1/49 - 6/1/52	4,675	4,225
3.50%, 3/1/47 - 1/1/51	906	852
4.00%, 4/1/45 - 9/1/45	471	460
4.50%, 3/1/41 - 11/1/44	71	71
5.00%, 1/1/41 - 3/1/41	178	183
6.00%, 1/1/38	1	2
6.50%, 12/1/29	3	3
7.50%, 8/1/37	2	2
October TBA:
3.00%, 10/1/54 (a)	300	269
3.50%, 10/1/54 (a)	960	895
4.00%, 10/1/54 (a)	1,000	961
4.50%, 10/1/54 (a)	1,120	1,101
5.00%, 10/1/54 (a)	2,860	2,858
5.50%, 10/1/54 (a)	3,700	3,744
6.00%, 10/1/54 (a)	2,030	2,075
Government National Mortgage Association,
Various Pools:
4.00%, 8/20/41 - 11/20/42	110	108
4.50%, 6/20/49	22	21
5.00%, 2/20/49 - 6/20/49	58	58
5.50%, 8/15/39	14	15
		25,269
Asset-Backed Securities (0.6%)
United States (0.6%)
ACM Auto Trust, Class A
7.97%, 6/20/30 (b)	248	249
HGI CRE CLO Ltd.,
1 Month Term SOFR + 1.11%, 6.21%, 9/17/36 (b)(c)	243	243
Renaissance Home Equity Loan Trust,
1 Month Term SOFR + 0.87%, 5.73%, 12/25/32 (c)	439	411
Retained Vantage Data Centers Issuer LLC, Class A2A
5.00%, 9/15/48 (b)	700	698
	Face Amount (000)		Value (000)
SASCO Mortgage Loan Trust,
1 Month Term SOFR + 2.29%, 4.77%, 5/25/34 (c)		$22	$22
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 4.24%, 7/25/39 (c)	EUR	229	237
STAR Trust, Class A
1 Month Term SOFR + 1.75%, 6.71%, 10/17/41 (b)(c)		$800	802
VINE Trust, Class A
4.75%, 12/17/40 (b)		990	976
			3,638
Commercial Mortgage-Backed Securities (0.8%)
Germany (0.0%)‡
Berg Finance DAC,
3 Month EURIBOR + 1.05%, 4.74%, 4/22/33 (c)	EUR	75	82
United States (0.8%)
Ashford Hospitality Trust,
1 Month Term SOFR + 2.15%, 7.24%, 6/15/35 (b)(c)		$250	248
BAMLL Trust,
1 Month Term SOFR + 2.35%, 7.45%, 8/15/39 (b)(c)		560	564
BPR Trust,
1 Month Term SOFR + 1.90%, 6.99%, 4/15/37 (b)(c)		1,000	1,006
1 Month Term SOFR + 3.00%, 8.10%, 5/15/39 (b)(c)		400	402
Commercial Mortgage Trust,
4.91%, 7/15/47 (b)(c)		24	23
GS Mortgage Securities Corp. Trust,
1 Month Term SOFR + 1.79%, 6.89%, 6/15/34 (b)(c)		700	701
JW Commercial Mortgage Trust,
1 Month Term SOFR + 1.62%, 6.70%, 6/15/39 (b)(c)		600	601
Life Mortgage Trust,
1 Month Term SOFR + 1.30%, 6.39%, 5/15/39 (b)(c)		500	488
Taubman Centers Commercial Mortgage Trust,
1 Month Term SOFR + 2.19%, 7.28%, 5/15/37 (b)(c)		1,000	1,005
			5,038
			5,120
Corporate Bonds (8.5%)
Australia (0.4%)
Australia & New Zealand Banking Group Ltd.,
2.57%, 11/25/35 (b)		600	521
Commonwealth Bank of Australia,
1.94%, 10/3/29	EUR	400	445

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Australia (cont'd)
NBN Co. Ltd.,
2.63%, 5/5/31 (b)		$575	$513
Transurban Finance Co. Pty. Ltd.,
2.00%, 8/28/25	EUR	350	385
Westpac Banking Corp.,
2.67%, 11/15/35		$650	568
			2,432
Brazil (0.1%)
JBS USA LUX SA/JBS USA Food Co./ JBS USA Finance, Inc.,
2.50%, 1/15/27		350	335
Canada (0.5%)
Algonquin Power & Utilities Corp.,
5.37%, 6/15/26 (d)		275	278
Province of Ontario Canada,
4.10%, 3/4/33	CAD	1,300	1,005
Province of Quebec Canada,
0.00%, 10/29/30	EUR	1,390	1,325
Rogers Communications, Inc.,
3.80%, 3/15/32		$475	441
			3,049
China (0.1%)
Alibaba Group Holding Ltd.,
2.13%, 2/9/31		400	350
Denmark (0.1%)
Realkredit Danmark AS,
Series CCS
4.00%, 10/1/56	DKK	3,500	523
France (0.9%)
AXA SA,
3.25%, 5/28/49	EUR	400	441
Banque Federative du Credit Mutuel SA,
0.75%, 7/17/25		400	437
1.25%, 12/5/25	GBP	400	513
3.75%, 2/1/33	EUR	600	692
BNP Paribas SA,
1.13%, 6/11/26		485	524
1.25%, 7/13/31	GBP	200	210
4.38%, 1/13/29	EUR	400	463
BPCE SA,
4.00%, 11/29/32		400	469
5.75%, 6/1/33		500	595
Credit Agricole SA,
3.88%, 4/20/31		700	815
Orange SA,
5.00%, 10/1/26 (e)		250	285
			5,444
Germany (0.7%)
Allianz SE,
2.12%, 7/8/50		100	103
	Face Amount (000)		Value (000)
Kreditanstalt fuer Wiederaufbau,
0.38%, 4/23/30	EUR	2,290	$2,289
RWE AG,
3.63%, 1/10/32		590	670
Volkswagen International Finance NV,
Series 10Y 1.88%, 3/30/27		1,100	1,185
			4,247
Ireland (0.0%)‡
AIB Group PLC,
5.87%, 3/28/35 (b)		$300	316
Italy (0.1%)
Generali,
5.50%, 10/27/47	EUR	400	471
Korea, Republic of (0.1%)
Korea Southern Power Co. Ltd.,
0.75%, 1/27/26 (b)		$730	697
Luxembourg (0.1%)
Blackstone Property Partners Europe Holdings SARL,
1.25%, 4/26/27	EUR	400	422
Logicor Financing SARL,
1.50%, 7/13/26		300	324
			746
Macau (0.0%)‡
Las Vegas Sands Corp.,
6.00%, 8/15/29		$169	176
Netherlands (0.0%)‡
Alliander NV,
4.50%, 3/27/32 (e)	EUR	120	138
Spain (0.2%)
Banco Santander SA,
3.13%, 1/19/27		400	447
5.18%, 11/19/25		$800	801
			1,248
Sweden (0.1%)
Akelius Residential Property Financing BV,
1.13%, 1/11/29	EUR	400	400
United Arab Emirates (0.1%)
Galaxy Pipeline Assets Bidco Ltd.,
2.63%, 3/31/36 (b)		$650	556
United Kingdom (0.5%)
BAT Capital Corp.,
3.56%, 8/15/27		903	885
HSBC Holdings PLC,
2.26%, 11/13/26	GBP	300	389
2.63%, 11/7/25		$525	523
5.73%, 5/17/32		300	316
Lloyds Banking Group PLC,
2.25%, 10/16/24	GBP	400	534

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
United Kingdom (cont'd)
National Grid Electricity Distribution West Midlands PLC,
5.75%, 4/16/32	GBP	200	$276
NGG Finance PLC,
5.63%, 6/18/73		350	468
			3,391
United States (4.5%)
Air Lease Corp.,
3.13%, 12/1/30		$200	183
Amazon.com, Inc.,
3.88%, 8/22/37		325	306
Aon North America, Inc.,
5.45%, 3/1/34		675	709
AT&T, Inc.,
1.80%, 9/5/26	EUR	400	437
2.90%, 12/4/26	GBP	350	451
3.65%, 6/1/51		$625	480
Bank of America Corp.,
5.87%, 9/15/34		1,200	1,295
Bank of New York Mellon Corp.,
MTN
5.19%, 3/14/35		550	571
Boeing Co.,
5.81%, 5/1/50		375	363
6.26%, 5/1/27 (b)		100	103
6.30%, 5/1/29 (b)		200	211
Bristol-Myers Squibb Co.,
5.65%, 2/22/64		200	212
Celanese U.S. Holdings LLC,
6.17%, 7/15/27		950	985
Centene Corp.,
2.50%, 3/1/31		1,050	903
Charles Schwab Corp.,
5.85%, 5/19/34		710	761
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.80%, 3/1/50		500	383
6.38%, 10/23/35		200	204
Chubb INA Holdings LLC,
0.88%, 6/15/27	EUR	400	423
Citigroup, Inc.,
3.79%, 3/17/33		$1,300	1,218
Comcast Corp.,
2.89%, 11/1/51		325	219
3.75%, 4/1/40		400	346
Enterprise Products Operating LLC,
3.95%, 1/31/60		275	216
4.95%, 2/15/35		175	178
Georgia-Pacific LLC,
2.30%, 4/30/30 (b)		950	858
	Face Amount (000)		Value (000)
Global Payments, Inc.,
4.45%, 6/1/28		$625	$623
Goldman Sachs Group, Inc.,
0.75%, 3/23/32	EUR	620	577
5.85%, 4/25/35		$525	564
Home Depot, Inc.,
4.95%, 6/25/34		375	390
Jersey Central Power & Light Co.,
2.75%, 3/1/32 (b)		975	854
JPMorgan Chase & Co.,
5.04%, 1/23/28		625	636
6.25%, 10/23/34		1,450	1,613
Las Vegas Sands Corp.,
5.90%, 6/1/27		275	282
Medtronic Global Holdings SCA,
1.00%, 7/2/31	EUR	250	246
Metropolitan Life Global Funding I,
2.95%, 4/9/30 (b)		$575	536
NextEra Energy Capital Holdings, Inc.,
2.75%, 11/1/29		1,225	1,143
Nuveen LLC,
5.55%, 1/15/30 (b)		375	393
ONEOK, Inc.,
5.05%, 11/1/34		175	174
6.05%, 9/1/33		450	481
Oracle Corp.,
2.88%, 3/25/31		1,150	1,047
Pfizer Investment Enterprises Pte. Ltd.,
5.34%, 5/19/63		250	257
PNC Financial Services Group, Inc.,
6.88%, 10/20/34		925	1,060
Prologis Euro Finance LLC,
1.88%, 1/5/29	EUR	300	319
Republic Services, Inc.,
5.00%, 4/1/34		$275	283
Thermo Fisher Scientific Finance I BV,
2.00%, 10/18/51	EUR	100	79
Thermo Fisher Scientific, Inc.,
0.88%, 10/1/31		650	632
1.88%, 10/1/49		100	78
U.S. Bancorp,
5.84%, 6/12/34		$462	493
Upjohn Finance BV,
1.91%, 6/23/32	EUR	550	535
Verizon Communications, Inc.,
1.13%, 11/3/28	GBP	300	352
2.55%, 3/21/31		$625	558
Vontier Corp.,
2.40%, 4/1/28		250	230
Warnermedia Holdings, Inc.,
5.14%, 3/15/52		100	77

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
United States (cont'd)
Wells Fargo & Co.,
MTN
2.88%, 10/30/30		$350	$325
Williams Cos., Inc.,
4.85%, 3/1/48		550	503
			27,355
			51,874
Mortgages — Other (1.3%)
Netherlands (0.0%)‡
E-MAC NL 2006-II BV,
3 Month EURIBOR + 0.13%, 4.91%, 1/25/39 (c)	EUR	342	352
United Kingdom (0.1%)
Great Hall Mortgages No. 1 PLC,
3 Month EURIBOR + 0.25%,
3.74%, 6/18/38 (c)		179	198
Landmark Mortgage Securities No. 3 PLC,
3 Month GBP SONIA + 2.22%, 7.26%, 4/17/44 (c)	GBP	149	187
			385
United States (1.2%)
Banc of America Alternative Loan Trust,
6.36%, 10/25/36		$21	6
Bayview Opportunity Master Fund VIA Trust,
3.00%, 1/25/52 (b)(c)		605	531
Chase Home Lending Mortgage Trust,
5.50%, 8/25/55 (b)(c)		1,000	1,001
ChaseFlex Trust,
6.00%, 2/25/37		20	7
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust,
3.00%, 7/25/58		209	183
3.00%, 10/25/58		24	21
4.00%, 10/25/58		23	21
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust,
3.00%, 9/25/45		43	38
3.00%, 7/25/46		15	13
3.00%, 12/25/46		56	48
3.00%, 5/25/47		102	88
3.50%, 5/25/45		17	15
3.50%, 9/25/45		38	33
3.50%, 7/25/46		24	20
4.00%, 5/25/45		4	4
GS Mortgage-Backed Securities Trust,
2.50%, 1/25/52 (b)(c)		482	407
GSR Mortgage Loan Trust,
5.75%, 1/25/37		7	4
Hundred Acre Wood Trust,
2.50%, 12/25/51 (b)(c)		412	347
JP Morgan Mortgage Trust,
3.00%, 4/25/52 (b)(c)		454	399
	Face Amount (000)		Value (000)
3.00%, 9/25/52 (b)(c)		$490	$430
3.25%, 7/25/52 (b)(c)		571	494
Lehman Mortgage Trust,
6.50%, 9/25/37		17	6
Mello Mortgage Capital Acceptance,
2.50%, 8/25/51 (b)(c)		481	406
MFA Trust,
5.27%, 8/25/69 (b)		992	994
Onslow Bay Financial LLC, Class A1
3.00%, 1/25/52 (b)(c)		467	411
PRKCM 2023-AFC1 Trust, Class A1
6.60%, 2/25/58 (b)		841	853
PRMI Securitization Trust,
2.50%, 4/25/51 (b)(c)		560	472
			7,252
			7,989
Municipal Bond (0.0%)‡
Michigan (0.0%)‡
University of Michigan, MI,
Series A
4.45%, 4/1/2122 (Cost $300)		300	265
Sovereign (17.2%)
Australia (0.4%)
Australia Government Bond,
1.25%, 5/21/32	AUD	1,610	921
Treasury Corp. of Victoria,
2.25%, 9/15/33		3,043	1,727
			2,648
Austria (0.1%)
Republic of Austria Government Bond,
0.00%, 2/20/30 (b)	EUR	360	354
Belgium (0.2%)
Kingdom of Belgium Government Bond,
0.90%, 6/22/29 (b)		170	178
1.70%, 6/22/50 (b)		480	385
3.45%, 6/22/43 (b)		650	747
			1,310
Brazil (1.1%)
Brazil Notas do Tesouro Nacional,
10.00%, 1/1/29	BRL	40,988	6,982
Canada (1.0%)
Canadian Government Bond,
2.00%, 12/1/51	CAD	100	58
3.25%, 12/1/33		6,050	4,591
OMERS Finance Trust,
4.75%, 3/26/31 (b)		$560	583
Province of British Columbia,
4.75%, 6/12/34		1,070	1,119
			6,351

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Chile (0.1%)
Chile Government International Bond,
3.88%, 7/9/31	EUR	450	$516
China (3.0%)
Agricultural Development Bank of China,
2.25%, 4/22/25	CNY	3,600	515
China Development Bank,
3.34%, 7/14/25		3,430	495
China Government Bond,
2.37%, 1/20/27		16,900	2,454
2.69%, 8/15/32		12,300	1,820
2.80%, 11/15/32		13,900	2,078
3.12%, 10/25/52		4,420	730
3.13%, 11/21/29		26,150	3,954
3.27%, 11/19/30		23,460	3,602
3.52%, 4/25/46		1,430	245
3.53%, 10/18/51		1,300	229
3.81%, 9/14/50		4,070	743
3.86%, 7/22/49		6,000	1,097
Export-Import Bank of China,
2.93%, 3/2/25		3,470	497
			18,459
Colombia (0.1%)
Colombian TES,
7.00%, 3/26/31	COP	1,634,000	344
Czech Republic (0.0%)‡
Czech Republic Government Bond,
1.20%, 3/13/31	CZK	6,000	231
Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	3,000	430
Estonia (0.1%)
Estonia Government International Bond,
3.25%, 1/17/34	EUR	380	430
Finland (0.1%)
Finland Government Bond,
1.13%, 4/15/34 (b)		370	360
3.00%, 9/15/34 (b)		400	459
			819
France (1.0%)
Agence Francaise de Developpement EPIC,
1.50%, 10/31/34		700	673
French Republic Government Bond OAT,
0.00%, 11/25/29 (b)		5,000	4,904
SNCF Reseau,
1.88%, 3/30/34		400	399
			5,976
Germany (1.8%)
Bundesrepublik Deutschland Bundesanleihe,
0.00%, 8/15/31 - 5/15/36		3,930	3,822
0.25%, 2/15/29		2,530	2,629
	Face Amount (000)		Value (000)
1.70%, 8/15/32	EUR	1,430	$1,559
4.25%, 7/4/39		1,330	1,820
State of North Rhine-Westphalia Germany,
1.65%, 2/22/38		1,500	1,457
			11,287
Greece (0.2%)
Hellenic Republic Government Bond,
3.38%, 6/15/34 (b)		1,000	1,138
Hungary (0.1%)
Hungary Government Bond,
3.00%, 8/21/30	HUF	51,360	125
Hungary Government International Bond,
4.00%, 7/25/29	EUR	229	259
			384
Indonesia (0.1%)
Indonesia Treasury Bond,
8.38%, 3/15/34	IDR	11,506,000	860
Ireland (0.1%)
Ireland Government Bond,
2.60%, 10/18/34	EUR	450	506
Italy (0.8%)
Italy Buoni Poliennali Del Tesoro,
2.50%, 12/1/32		1,070	1,139
3.85%, 7/1/34		640	742
4.00%, 11/15/30		1,600	1,886
4.45%, 9/1/43 (b)		358	426
4.50%, 10/1/53 (b)		550	655
			4,848
Japan (2.2%)
Japan Government Ten Year Bond,
0.10%, 6/20/31	JPY	216,000	1,457
0.80%, 3/20/34		548,000	3,804
1.10%, 6/20/34		177,000	1,259
Japan Government Thirty Year Bond,
0.30%, 6/20/46		224,000	1,140
0.40%, 9/20/49		279,000	1,349
0.70%, 12/20/51		279,000	1,402
Japan Government Twenty Year Bond,
0.40%, 6/20/41		551,000	3,206
			13,617
Korea, Republic of (0.2%)
Export-Import Bank of Korea,
0.63%, 2/9/26		$640	611
Korea Development Bank,
0.80%, 7/19/26		590	557
			1,168
Lithuania (0.1%)
Republic of Lithuania,
3.50%, 7/3/31	EUR	290	332

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Malaysia (0.2%)
Malaysia Government Bond,
3.58%, 7/15/32	MYR	1,870	$449
3.89%, 8/15/29		2,330	575
			1,024
Mexico (0.1%)
Mexican Bonos,
7.50%, 6/3/27	MXN	6,000	293
7.75%, 5/29/31		5,000	236
8.50%, 5/31/29		5,900	293
			822
Netherlands (0.2%)
Netherlands Government Bond,
0.00%, 7/15/30 (b)	EUR	970	953
2.75%, 1/15/47 (b)		90	102
			1,055
New Zealand (0.2%)
New Zealand Government Bond,
4.25%, 5/15/34	NZD	240	153
New Zealand Local Government Funding Agency Bond,
MTN
4.40%, 9/8/27	AUD	1,370	957
			1,110
Nigeria (0.0%)‡
Africa Finance Corp.,
4.38%, 4/17/26 (b)		$200	198
Norway (0.0%)‡
Norway Government Bond,
3.63%, 5/31/39 (b)	NOK	360	35
Poland (0.0%)‡
Republic of Poland Government Bond,
1.75%, 4/25/32	PLN	1,300	268
Portugal (0.0%)‡
Portugal Obrigacoes do Tesouro OT,
3.63%, 6/12/54 (b)	EUR	160	183
Singapore (0.1%)
Singapore Government Bond,
2.63%, 8/1/32	SGD	430	335
Slovenia (0.1%)
Slovenia Government International Bond,
5.00%, 9/19/33 (b)		$700	731
South Africa (1.1%)
Republic of South Africa Government Bond,
8.88%, 2/28/35	ZAR	124,364	6,667
Spain (1.1%)
Spain Government Bond,
0.00%, 1/31/28	EUR	540	557
2.70%, 10/31/48 (b)		410	395
3.45%, 10/31/34 (b)		3,570	4,152
	Face Amount (000)		Value (000)
3.50%, 5/31/29	EUR	990	$1,153
4.00%, 10/31/54 (b)		130	153
			6,410
Thailand (0.1%)
Thailand Government Bond,
2.00%, 12/17/31	THB	27,000	820
United Kingdom (1.1%)
United Kingdom Gilt,
0.38%, 10/22/30	GBP	820	898
0.63%, 10/22/50		2,170	1,194
0.88%, 7/31/33		1,730	1,789
1.25%, 10/22/41		500	419
1.63%, 10/22/28		550	679
3.50%, 10/22/25 - 1/22/45		1,360	1,706
4.25%, 7/31/34		170	232
			6,917
			105,565
Supranational (0.7%)
Asian Development Bank,
MTN
2.13%, 5/19/31	NZD	300	169
Banque Ouest Africaine de Developpement,
4.70%, 10/22/31		$240	218
Corp. Andina de Fomento,
5.00%, 1/24/29		770	797
MTN
5.30%, 2/19/29	AUD	1,670	1,170
European Financial Stability Facility,
3.00%, 9/4/34	EUR	750	856
European Investment Bank,
0.00%, 1/14/31		1,200	1,150
			4,360
U.S. Treasury Securities (6.9%)
United States (6.9%)
U.S. Treasury Bonds,
1.13%, 5/15/40		5,850	3,867
1.75%, 8/15/41		1,770	1,256
U.S. Treasury Inflation-Indexed Notes,
1.75%, 1/15/34		9,170	9,277
U.S. Treasury Notes,
0.38%, 12/31/25		6,270	6,008
0.50%, 4/30/27		530	490
1.13%, 10/31/26		7,000	6,650
1.38%, 10/31/28 - 11/15/31		8,280	7,458
1.50%, 2/15/30		840	754
1.88%, 2/15/32		630	556
3.38%, 5/15/33		3,280	3,190
4.00%, 2/15/34		1,150	1,170
4.13%, 9/30/27		1,540	1,565
			42,241
Total Fixed Income Securities (Cost $248,813)			246,321

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Common Stocks (41.0%)
Australia (1.0%)
Ampol Ltd.	1,110	$23
ANZ Group Holdings Ltd.	14,405	303
APA Group	6,054	32
Aristocrat Leisure Ltd.	2,773	112
ASX Ltd.	912	40
BHP Group Ltd.	23,131	718
BlueScope Steel Ltd.	2,087	32
Brambles Ltd.	6,645	87
CAR Group Ltd.	1,735	45
Cochlear Ltd.	313	61
Coles Group Ltd.	6,323	79
Commonwealth Bank of Australia	8,113	757
Computershare Ltd.	2,563	45
CSL Ltd.	2,296	454
Dexus REIT	4,995	26
Endeavour Group Ltd.	7,167	25
Fortescue Ltd.	7,659	108
Goodman Group REIT	8,091	206
GPT Group REIT	9,090	31
Insurance Australia Group Ltd.	11,287	57
James Hardie Industries PLC (f)	2,064	82
Lottery Corp. Ltd.	10,687	38
Macquarie Group Ltd.	1,757	281
Medibank Pvt Ltd.	13,261	33
Mineral Resources Ltd.	794	28
Mirvac Group REIT	18,872	28
National Australia Bank Ltd.	15,048	390
Northern Star Resources Ltd.	5,399	59
Orica Ltd.	2,271	29
Origin Energy Ltd.	8,232	57
Pilbara Minerals Ltd. (f)	13,360	30
Pro Medicus Ltd.	283	35
Qantas Airways Ltd. (f)	3,782	19
QBE Insurance Group Ltd.	7,233	83
Ramsay Health Care Ltd.	887	25
REA Group Ltd.	252	35
Reece Ltd.	1,083	21
Rio Tinto Ltd.	1,694	150
Santos Ltd.	15,425	75
Scentre Group REIT	24,605	62
SEEK Ltd.	1,703	29
Seven Group Holdings Ltd.	969	29
Sonic Healthcare Ltd.	2,176	41
South32 Ltd.	20,826	53
Stockland REIT	11,285	41
Suncorp Group Ltd.	6,090	76
Telstra Group Ltd.	19,202	51
Transurban Group (Units)	14,723	133
Treasury Wine Estates Ltd.	3,854	32
Vicinity Ltd. REIT	18,407	28
Washington H Soul Pattinson & Co. Ltd.	1,105	27
	Shares	Value (000)
Wesfarmers Ltd.	5,345	$260
Westpac Banking Corp.	16,535	361
WiseTech Global Ltd.	799	76
Woodside Energy Group Ltd.	8,943	154
Woolworths Group Ltd.	5,754	132
Xero Ltd. (f)	695	72
		6,396
Austria (0.1%)
Erste Group Bank AG	7,373	404
OMV AG	828	35
Verbund AG	384	32
Voestalpine AG	580	15
		486
Belgium (0.2%)
Ageas SA	772	41
Anheuser-Busch InBev SA	4,244	281
Argenx SE (f)	286	154
D'ieteren Group	104	22
Elia Group SA	143	17
Groupe Bruxelles Lambert NV	396	31
KBC Group NV	5,095	406
Lotus Bakeries NV	2	27
Sofina SA	74	21
Syensqo SA	353	31
UCB SA	627	113
Warehouses De Pauw CVA REIT	860	23
		1,167
Canada (1.7%)
Agnico Eagle Mines Ltd.	2,423	195
Air Canada (f)	852	10
Alimentation Couche-Tard, Inc.	3,701	205
AltaGas Ltd.	1,423	35
ARC Resources Ltd.	2,858	48
Bank of Montreal	3,527	318
Bank of Nova Scotia	5,895	321
Barrick Gold Corp. (LSE)	6,644	132
Barrick Gold Corp. (NYSE)	1,893	38
BCE, Inc.	352	12
Brookfield Asset Management Ltd., Class A	1,704	81
Brookfield Corp.	6,520	346
Brookfield Renewable Corp., Class A	649	21
BRP, Inc.	174	10
CAE, Inc. (f)	1,541	29
Cameco Corp.	2,116	101
Canadian Apartment Properties REIT	395	16
Canadian Imperial Bank of Commerce	4,519	277
Canadian National Railway Co.	2,626	308
Canadian Natural Resources Ltd.	10,239	340
Canadian Pacific Kansas City Ltd.	4,480	383
Canadian Tire Corp. Ltd., Class A	251	30
Canadian Utilities Ltd., Class A	641	17
CCL Industries, Inc., Class B	720	44

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Canada (cont'd)
Cenovus Energy, Inc.	6,705	$112
CGI, Inc. (f)	1,000	115
Constellation Software, Inc.	97	316
Descartes Systems Group, Inc. (f)	415	43
Dollarama, Inc.	1,339	137
Element Fleet Management Corp.	1,880	40
Emera, Inc.	1,378	54
Empire Co. Ltd., Class A	667	20
Enbridge, Inc.	10,296	418
Fairfax Financial Holdings Ltd.	101	128
First Quantum Minerals Ltd. (f)	3,410	46
FirstService Corp.	197	36
Fortis, Inc.	2,378	108
Franco-Nevada Corp.	925	115
George Weston Ltd.	289	49
GFL Environmental, Inc.	1,071	43
Gildan Activewear, Inc.	737	35
Great-West Lifeco, Inc.	1,358	46
Hydro One Ltd.	1,588	55
iA Financial Corp., Inc.	476	39
IGM Financial, Inc.	406	12
Imperial Oil Ltd.	894	63
Intact Financial Corp.	857	165
Ivanhoe Mines Ltd., Class A (f)	3,014	45
Keyera Corp.	1,110	35
Kinross Gold Corp.	5,975	56
Loblaw Cos. Ltd.	753	100
Lundin Mining Corp.	3,117	33
Magna International, Inc.	1,309	54
Manulife Financial Corp.	8,613	255
MEG Energy Corp.	1,305	25
Metro, Inc.	1,093	69
National Bank of Canada	1,657	157
Northland Power, Inc.	1,230	21
Nutrien Ltd.	2,389	115
Onex Corp.	319	22
Open Text Corp.	1,328	44
Pan American Silver Corp.	1,785	37
Parkland Corp.	677	17
Pembina Pipeline Corp.	2,792	115
Power Corp. of Canada	2,715	86
Quebecor, Inc., Class B	737	19
RB Global, Inc.	889	72
Restaurant Brands International, Inc.	1,463	106
RioCan Real Estate Investment Trust REIT	711	11
Rogers Communications, Inc., Class B	1,729	70
Royal Bank of Canada	6,771	845
Saputo, Inc.	1,221	26
Shopify, Inc., Class A (f)	5,881	471
Stantec, Inc.	557	45
Sun Life Financial, Inc.	2,808	163
Suncor Energy, Inc.	6,163	227
	Shares	Value (000)
TC Energy Corp.	5,001	$238
Teck Resources Ltd., Class B	2,189	114
TELUS Corp.	2,363	40
TFI International, Inc.	389	53
Thomson Reuters Corp.	769	131
TMX Group Ltd.	1,352	42
Toromont Industries Ltd.	402	39
Toronto-Dominion Bank	8,533	540
Tourmaline Oil Corp.	1,591	74
West Fraser Timber Co. Ltd.	271	26
Wheaton Precious Metals Corp.	2,199	134
WSP Global, Inc.	603	107
		10,391
China (0.0%)
China Common Rich Renewable Energy Investments Ltd. (f)(g)	42,000	—
Denmark (0.5%)
AP Moller — Maersk AS Series B	35	58
Carlsberg AS Series B	432	51
Coloplast AS Series B	592	77
Danske Bank AS	3,208	97
Demant AS (f)	451	18
DSV AS	785	162
Genmab AS (f)	294	71
Novo Nordisk AS, Class B	15,131	1,795
Novozymes AS Series B	1,648	119
Orsted AS (f)	887	59
Pandora AS	385	63
Rockwool AS, Class B	43	20
Tryg AS	1,583	38
Vestas Wind Systems AS (f)	4,788	105
Zealand Pharma AS (f)	308	37
		2,770
Finland (0.2%)
Elisa OYJ	667	35
Fortum OYJ	2,090	35
Kesko OYJ, Class B	1,282	27
Kone OYJ, Class B	1,547	93
Metso OYJ	2,824	30
Neste OYJ	2,013	39
Nokia OYJ	25,002	109
Nordea Bank Abp	65,959	779
Orion OYJ, Class B	506	28
Sampo OYJ, Class A	2,342	109
Stora Enso OYJ, Class R	2,674	34
UPM-Kymmene OYJ	2,454	82
Wartsila OYJ Abp	2,327	52
		1,452
France (1.8%)
Accor SA	906	39
Aeroports de Paris SA	157	20
Air Liquide SA	2,695	520

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
France (cont'd)
Airbus SE	2,771	$406
Alstom SA (f)	1,572	33
Amundi SA	285	21
ArcelorMittal SA	2,103	55
Arkema SA	259	25
AXA SA	8,521	328
BioMerieux	191	23
BNP Paribas SA	21,474	1,474
Bollore SE	3,295	22
Bouygues SA	885	30
Bureau Veritas SA	1,488	49
Capgemini SE	713	154
Carrefour SA	2,549	43
Cie de Saint-Gobain SA	2,077	189
Cie Generale des Etablissements Michelin SCA	3,132	127
Covivio SA REIT	259	16
Credit Agricole SA	22,011	337
Danone SA	3,022	220
Dassault Aviation SA	94	19
Dassault Systemes SE	3,039	121
Edenred SE	1,156	44
Eiffage SA	341	33
Engie SA	8,668	150
EssilorLuxottica SA	1,379	327
Eurazeo SE	210	17
Eurofins Scientific SE	616	39
Euronext NV	381	41
Gecina SA REIT	214	25
Getlink SE	1,397	25
Hermes International SCA	138	340
Ipsen SA	174	21
Kering SA	324	93
Klepierre SA REIT	999	33
La Francaise des Jeux SAEM	473	19
Legrand SA	1,214	140
L'Oreal SA	1,081	485
LVMH Moet Hennessy Louis Vuitton SE	1,198	919
Orange SA	8,869	102
Pernod Ricard SA	904	137
Publicis Groupe SA	1,061	116
Renault SA	880	38
Rexel SA	1,046	30
Safran SA	1,588	374
Sanofi SA	5,355	617
Sartorius Stedim Biotech	127	27
Schneider Electric SE	2,508	661
SEB SA	112	13
Societe Generale SA	15,119	377
Sodexo SA	432	35
STMicroelectronics NV	3,069	92
Teleperformance SE	274	28
Thales SA	449	71
	Shares	Value (000)
TotalEnergies SE	10,486	$681
Unibail-Rodamco-Westfield REIT	542	47
Veolia Environnement SA	3,196	105
Vinci SA	2,332	273
Vivendi SE	3,326	38
		10,884
Germany (1.3%)
adidas AG	722	191
Allianz SE (Registered)	1,830	602
BASF SE	4,273	226
Bayer AG (Registered)	4,530	153
Bayerische Motoren Werke AG	1,443	128
Bayerische Motoren Werke AG (Preference)	267	22
Bechtle AG	374	17
Beiersdorf AG	457	69
Brenntag SE	601	45
Carl Zeiss Meditec AG	178	14
Commerzbank AG	21,286	393
Continental AG	499	32
Covestro AG (f)	895	56
CTS Eventim AG & Co. KGaA	288	30
Daimler Truck Holding AG	2,266	85
Delivery Hero SE (f)	824	33
Deutsche Bank AG (Registered)	8,723	151
Deutsche Boerse AG	897	211
Deutsche Lufthansa AG (Registered)	2,724	20
Deutsche Telekom AG (Registered)	16,479	484
DHL Group	4,665	208
Dr Ing hc F Porsche AG (Preference)	509	41
E.ON SE	10,555	157
Evonik Industries AG	1,192	28
Fresenius Medical Care AG	959	41
Fresenius SE & Co. KGaA (f)	1,976	75
GEA Group AG	711	35
Hannover Rueck SE (Registered)	282	81
Heidelberg Materials AG	629	69
Henkel AG & Co. KGaA	487	41
Henkel AG & Co. KGaA (Preference)	792	74
Infineon Technologies AG	5,900	207
Knorr-Bremse AG	333	30
LEG Immobilien SE	344	36
Mercedes-Benz Group AG (Registered)	3,412	221
Merck KGaA	582	103
MTU Aero Engines AG	251	78
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	628	346
Nemetschek SE	261	27
Porsche Automobil Holding SE (Preference)	705	32
Puma SE	475	20
QIAGEN NV (f)	1,035	47
Rational AG	24	25

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Germany (cont'd)
Rheinmetall AG	208	$113
RWE AG	2,910	106
SAP SE	4,815	1,101
Sartorius AG (Preference)	123	35
Scout24 SE	351	30
Siemens AG (Registered)	3,461	700
Siemens Energy AG (f)	3,028	112
Siemens Healthineers AG	1,317	79
Symrise AG	631	87
Talanx AG	299	25
Volkswagen AG (Preference)	965	103
Vonovia SE	3,409	124
Zalando SE (f)	1,017	34
		7,633
Hong Kong (0.3%)
AIA Group Ltd.	51,819	453
BOC Hong Kong Holdings Ltd.	17,462	55
CK Asset Holdings Ltd.	9,033	39
CK Hutchison Holdings Ltd.	12,521	71
CK Infrastructure Holdings Ltd.	2,919	20
CLP Holdings Ltd.	7,770	68
Futu Holdings Ltd. ADR (f)	266	25
Galaxy Entertainment Group Ltd.	10,291	51
Hang Seng Bank Ltd.	3,550	44
Henderson Land Development Co. Ltd.	6,854	22
HKT Trust & HKT Ltd.	17,920	23
Hong Kong & China Gas Co. Ltd.	53,184	43
Hong Kong Exchanges & Clearing Ltd.	5,613	229
Hongkong Land Holdings Ltd.	5,318	20
Jardine Matheson Holdings Ltd.	763	30
Link REIT	11,936	60
MTR Corp. Ltd.	7,242	27
Power Assets Holdings Ltd.	6,512	42
Sands China Ltd. (f)	11,510	29
Sino Land Co. Ltd.	18,268	20
SITC International Holdings Co. Ltd.	6,407	17
Sun Hung Kai Properties Ltd.	6,748	73
Swire Pacific Ltd., Class A	1,929	16
Techtronic Industries Co. Ltd.	6,407	96
WH Group Ltd.	39,498	31
Wharf Holdings Ltd.	4,974	14
Wharf Real Estate Investment Co. Ltd.	7,719	27
		1,645
Ireland (0.1%)
AIB Group PLC	33,151	190
Bank of Ireland Group PLC	21,301	238
Kerry Group PLC, Class A	704	73
Kingspan Group PLC	684	64
		565
	Shares	Value (000)
Israel (0.1%)
Azrieli Group Ltd.	190	$13
Bank Hapoalim BM	5,681	57
Bank Leumi Le-Israel BM	6,782	66
Check Point Software Technologies Ltd. (f)	402	78
CyberArk Software Ltd. (f)	195	57
Elbit Systems Ltd.	119	24
Global-e Online Ltd. (f)	453	17
ICL Group Ltd.	3,460	15
Israel Discount Bank Ltd., Class A	5,530	31
Mizrahi Tefahot Bank Ltd.	693	27
Monday.com Ltd. (f)	169	47
Nice Ltd. (f)	284	49
Teva Pharmaceutical Industries Ltd. ADR (f)	5,067	91
Wix.com Ltd. (f)	239	40
		612
Italy (0.8%)
Amplifon SpA	574	17
Banco BPM SpA	25,192	170
Davide Campari-Milano NV	2,745	23
DiaSorin SpA	105	12
Enel SpA	37,709	301
Eni SpA	11,087	169
EXOR NV	973	104
Ferrari NV	578	271
FinecoBank Banca Fineco SpA	12,620	217
Generali	4,755	138
Infrastrutture Wireless Italiane SpA	1,558	19
Intesa Sanpaolo SpA	315,561	1,351
Leonardo SpA	1,915	43
Mediobanca Banca di Credito Finanziario SpA	11,139	190
Moncler SpA	963	61
Nexi SpA (f)	2,712	18
Poste Italiane SpA	2,110	30
Prysmian SpA	1,236	90
Recordati Industria Chimica e Farmaceutica SpA	482	27
Snam SpA	9,373	48
Stellantis NV	9,759	135
Telecom Italia SpA (Milano) (f)	46,495	13
Tenaris SA	2,231	35
Terna — Rete Elettrica Nazionale	6,548	59
UniCredit SpA	32,184	1,413
		4,954
Netherlands (0.8%)
ABN AMRO Bank NV CVA	9,748	176
Adyen NV (f)	100	157
Aegon Ltd.	6,296	40
AerCap Holdings NV	911	86
Akzo Nobel NV	773	55
ASM International NV	211	139

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Netherlands (cont'd)
ASML Holding NV	1,796	$1,494
ASR Nederland NV	739	36
BE Semiconductor Industries NV	348	44
Coca-Cola Europacific Partners PLC	970	76
DSM-Firmenich AG	876	121
Heineken Holding NV	600	45
Heineken NV	1,329	118
IMCD NV	263	46
ING Groep NV	73,356	1,331
InPost SA (f)	941	18
JDE Peet's NV	565	12
Koninklijke Ahold Delhaize NV	4,462	154
Koninklijke KPN NV	18,465	75
Koninklijke Philips NV (f)	3,690	121
NN Group NV	1,276	64
OCI NV	502	14
Prosus NV (f)	6,226	272
Randstad NV	505	25
Universal Music Group NV	3,845	101
Wolters Kluwer NV	1,171	198
		5,018
New Zealand (0.0%)‡
Auckland International Airport Ltd.	5,991	29
Fisher & Paykel Healthcare Corp. Ltd.	2,359	52
Mercury NZ Ltd.	2,754	11
Meridian Energy Ltd.	5,209	20
Spark New Zealand Ltd.	7,356	14
		126
Norway (0.1%)
Aker BP ASA	1,627	35
DNB Bank ASA	4,406	90
Equinor ASA	4,240	107
Gjensidige Forsikring ASA	981	18
Kongsberg Gruppen ASA	442	43
Mowi ASA	2,218	40
Norsk Hydro ASA	6,719	44
Orkla ASA	3,486	33
Salmar ASA	321	17
Telenor ASA	3,071	39
Yara International ASA	813	26
		492
Portugal (0.0%)‡
EDP — Energias de Portugal SA	16,636	76
EDP Renovaveis SA	1,650	29
Galp Energia SGPS SA	2,566	48
Jeronimo Martins SGPS SA	1,520	30
		183
Singapore (0.2%)
CapitaLand Ascendas REIT	17,917	40
CapitaLand Integrated Commercial Trust REIT	27,118	45
CapitaLand Investment Ltd.	11,258	27
	Shares	Value (000)
DBS Group Holdings Ltd.	9,565	$283
Genting Singapore Ltd.	28,687	19
Grab Holdings Ltd., Class A (f)	9,785	37
Keppel Ltd.	6,930	36
Oversea-Chinese Banking Corp. Ltd.	16,306	191
Sea Ltd. ADR (f)	1,735	164
Sembcorp Industries Ltd.	4,225	18
Singapore Airlines Ltd.	7,117	38
Singapore Exchange Ltd.	4,118	36
Singapore Technologies Engineering Ltd.	7,487	27
Singapore Telecommunications Ltd.	35,684	90
United Overseas Bank Ltd.	6,085	152
Wilmar International Ltd.	9,084	23
		1,226
South Africa (0.9%)
Absa Group Ltd.	88,014	893
Capitec Bank Holdings Ltd.	9,019	1,586
Nedbank Group Ltd.	45,505	786
Standard Bank Group Ltd.	138,873	1,945
		5,210
Spain (0.8%)
Acciona SA	115	16
ACS Actividades de Construccion y Servicios SA	853	39
Aena SME SA	350	77
Amadeus IT Group SA	2,078	150
Banco Bilbao Vizcaya Argentaria SA	121,695	1,315
Banco de Sabadell SA	24,930	53
Banco Santander SA	329,031	1,686
CaixaBank SA	82,540	493
Cellnex Telecom SA	2,456	100
Endesa SA	1,485	32
Ferrovial SE	2,423	104
Grifols SA (f)	1,313	15
Iberdrola SA	28,580	442
Industria de Diseno Textil SA	5,035	298
Redeia Corp. SA	1,901	37
Repsol SA	5,766	76
Telefonica SA	18,760	92
		5,025
Sweden (0.4%)
AddTech AB, Class B	1,195	36
Alfa Laval AB	1,324	64
Assa Abloy AB, Class B	4,610	155
Atlas Copco AB, Class A	19,156	355
Beijer Ref AB	1,672	28
Boliden AB	1,221	41
Epiroc AB, Class A	4,729	97
EQT AB	1,714	59
Essity AB, Class B	2,878	90
Evolution AB	823	81
Fastighets AB Balder, Class B (f)	3,020	27
Getinge AB, Class B	1,058	23

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Sweden (cont'd)
H & M Hennes & Mauritz AB, Class B	2,752	$47
Hexagon AB, Class B	9,379	101
Holmen AB, Class B	352	15
Husqvarna AB, Class B	1,604	11
Industrivarden AB, Class A	1,297	48
Indutrade AB	1,248	39
Investment AB Latour, Class B	689	21
Investor AB, Class B	7,998	246
L E Lundbergforetagen AB, Class B	348	20
Lifco AB, Class B	1,080	36
Nibe Industrier AB, Class B	6,928	38
Saab AB, Class B	1,509	32
Sagax AB, Class B	999	28
Sandvik AB	4,829	108
Securitas AB, Class B	2,269	29
Skandinaviska Enskilda Banken AB, Class A	7,314	112
Skanska AB, Class B	1,573	33
SKF AB, Class B	1,560	31
Svenska Cellulosa AB SCA, Class B	2,790	41
Svenska Handelsbanken AB, Class A	6,772	70
Swedbank AB, Class A	3,919	83
Swedish Orphan Biovitrum AB (f)	906	29
Tele2 AB, Class B	2,545	29
Telefonaktiebolaget LM Ericsson, Class B	12,891	97
Telia Co. AB	11,038	36
Trelleborg AB, Class B	977	38
Volvo AB, Class A	8,209	218
Volvo Car AB, Class B (f)	3,362	9
		2,701
Switzerland (1.3%)
ABB Ltd. (Registered)	7,246	420
Adecco Group AG (Registered)	759	26
Alcon, Inc.	2,299	230
Avolta AG (Registered)	414	18
Bachem Holding AG	153	13
Baloise Holding AG (Registered)	202	41
Banque Cantonale Vaudoise (Registered)	138	14
Barry Callebaut AG (Registered)	16	30
BKW AG	98	18
Chocoladefabriken Lindt & Spruengli AG	5	65
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	127
Cie Financiere Richemont SA, Class A (Registered)	2,331	370
Clariant AG (Registered) (f)	976	15
EMS-Chemie Holding AG (Registered)	32	27
Galderma Group AG (f)	277	26
Geberit AG (Registered)	155	101
Givaudan SA (Registered)	43	236
Helvetia Holding AG (Registered)	169	29
Holcim AG (f)	2,413	236
Julius Baer Group Ltd.	940	57
	Shares	Value (000)
Kuehne & Nagel International AG (Registered)	223	$61
Logitech International SA (Registered)	704	63
Lonza Group AG (Registered)	330	209
Nestle SA (Registered)	12,173	1,223
Novartis AG (Registered)	9,297	1,071
Partners Group Holding AG	104	157
Roche Holding AG	148	51
Roche Holding AG (Genusschein)	3,261	1,044
Sandoz Group AG	1,883	78
Schindler Holding AG	186	55
Schindler Holding AG (Registered)	108	31
SGS SA (Registered)	714	80
SIG Group AG (f)	1,408	31
Sika AG (Registered)	701	232
Sonova Holding AG (Registered)	232	84
Straumann Holding AG (Registered)	502	82
Swatch Group AG	121	26
Swatch Group AG (Registered)	217	9
Swiss Life Holding AG (Registered)	133	111
Swiss Prime Site AG (Registered)	358	40
Swiss Re AG	1,405	194
Swisscom AG (Registered)	121	79
Temenos AG (Registered)	276	19
UBS Group AG (Registered) (f)	14,902	461
VAT Group AG	117	60
Zurich Insurance Group AG	682	412
		8,062
United Kingdom (2.0%)
3i Group PLC	4,507	200
Admiral Group PLC	1,225	46
Anglo American PLC	5,665	184
Antofagasta PLC	1,760	47
Ashtead Group PLC	2,021	157
Associated British Foods PLC	1,577	49
AstraZeneca PLC	7,276	1,133
Auto Trader Group PLC	4,215	49
Aviva PLC	12,674	82
BAE Systems PLC	14,531	241
Barclays PLC	68,495	206
Barratt Developments PLC	6,585	42
Berkeley Group Holdings PLC	476	30
BP PLC	82,062	428
British American Tobacco PLC	9,779	357
BT Group PLC	30,637	61
Bunzl PLC	1,599	76
Centrica PLC	24,931	39
Coca-Cola HBC AG (f)	1,031	37
Compass Group PLC	8,090	259
Croda International PLC	612	35
DCC PLC	463	32
Diageo PLC	10,038	351
Endeavour Mining PLC	861	20

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United Kingdom (cont'd)
Entain PLC	2,926	$30
Evraz PLC (f)(g)	2,495	—
Experian PLC	4,234	223
G4S Ltd. (f)	6,437	21
Glencore PLC	46,725	268
GSK PLC	19,684	401
Haleon PLC	34,578	181
Halma PLC	1,746	61
Hargreaves Lansdown PLC	1,683	25
Hikma Pharmaceuticals PLC	786	20
HSBC Holdings PLC	86,024	772
Imperial Brands PLC	3,868	113
Informa PLC	6,247	69
InterContinental Hotels Group PLC	756	82
Intertek Group PLC	751	52
J Sainsbury PLC	7,840	31
JD Sports Fashion PLC	12,020	25
Kingfisher PLC	8,603	37
Land Securities Group PLC REIT	3,292	29
Legal & General Group PLC	27,942	85
Lloyds Banking Group PLC	291,766	229
London Stock Exchange Group PLC	2,282	312
M&G PLC	10,624	29
Melrose Industries PLC	6,125	37
Mondi PLC	2,057	39
National Grid PLC	22,719	314
NatWest Group PLC	30,689	142
Next PLC	568	74
Paragon Offshore PLC (f)(g)	303	—
Pearson PLC	2,845	39
Persimmon PLC	1,502	33
Phoenix Group Holdings PLC	3,294	25
Prudential PLC	12,166	113
Reckitt Benckiser Group PLC	3,265	200
RELX PLC (LSE)	8,830	417
Rentokil Initial PLC	11,850	58
Rio Tinto PLC	5,142	365
Rolls-Royce Holdings PLC (f)	40,343	286
Sage Group PLC	4,641	64
Schroders PLC	3,775	18
Segro PLC REIT	6,008	70
Severn Trent PLC	1,277	45
Shell PLC	31,231	1,013
Smith & Nephew PLC	4,127	64
Smiths Group PLC	1,635	37
Spirax Group PLC	334	34
SSE PLC	5,176	130
Standard Chartered PLC	9,755	103
Taylor Wimpey PLC	16,529	36
Tesco PLC	33,199	159
Unilever PLC CVA	11,946	774
United Utilities Group PLC	3,212	45
	Shares	Value (000)
Vodafone Group PLC	107,527	$108
Whitbread PLC	845	35
Wise PLC, Class A (f)	3,041	27
WPP PLC	5,059	52
		12,212
United States (26.4%)
3M Co.	1,788	244
A O Smith Corp.	391	35
Abbott Laboratories	5,632	642
AbbVie, Inc.	5,717	1,129
Accenture PLC, Class A	2,028	717
Adobe, Inc. (f)	1,435	743
Advanced Micro Devices, Inc. (f)	5,232	858
AECOM	441	46
AES Corp.	2,301	46
Aflac, Inc.	1,747	195
Agilent Technologies, Inc.	944	140
Air Products & Chemicals, Inc.	720	214
Airbnb, Inc., Class A (f)	1,429	181
Akamai Technologies, Inc. (f)	493	50
Albemarle Corp.	380	36
Albertsons Cos., Inc., Class A	1,219	23
Alexandria Real Estate Equities, Inc. REIT	510	61
Align Technology, Inc. (f)	232	59
Allegion PLC	283	41
Alliant Energy Corp.	830	50
Allstate Corp.	854	162
Ally Financial, Inc.	886	32
Alnylam Pharmaceuticals, Inc. (f)	409	112
Alphabet, Inc., Class A	35,380	5,890
Altria Group, Inc.	5,560	284
Amazon.com, Inc. (f)	30,320	5,650
Amcor PLC	4,679	53
Amentum Holdings, Inc. (f)	390	13
Ameren Corp.	863	75
American Electric Power Co., Inc.	1,706	175
American Express Co.	1,863	505
American Financial Group, Inc.	231	31
American Homes 4 Rent, Class A REIT	1,065	41
American International Group, Inc.	2,148	157
American Tower Corp. REIT	1,512	352
American Water Works Co., Inc.	631	92
Ameriprise Financial, Inc.	322	151
AMETEK, Inc.	749	129
Amgen, Inc.	1,737	560
Amphenol Corp., Class A	3,889	253
Analog Devices, Inc.	1,606	370
Annaly Capital Management, Inc. REIT	1,620	33
ANSYS, Inc. (f)	283	90
Aon PLC, Class A	633	219
APA Corp.	1,202	29
Apollo Global Management, Inc.	1,289	161

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Apple, Inc.	47,158	$10,988
Applied Materials, Inc.	2,680	541
AppLovin Corp., Class A (f)	661	86
Aptiv PLC (f)	881	63
Arch Capital Group Ltd. (f)	1,216	136
Archer-Daniels-Midland Co.	1,601	96
Ares Management Corp., Class A	602	94
Arista Networks, Inc. (f)	862	331
Arthur J Gallagher & Co.	707	199
Aspen Technology, Inc. (f)	92	22
Assurant, Inc.	168	33
AT&T, Inc.	23,211	511
Atlassian Corp., Class A (f)	516	82
Atmos Energy Corp.	488	68
Autodesk, Inc. (f)	698	192
Automatic Data Processing, Inc.	1,325	367
AutoZone, Inc. (f)	55	173
AvalonBay Communities, Inc. REIT	460	104
Avantor, Inc. (f)	2,199	57
Avery Dennison Corp.	261	58
Axon Enterprise, Inc. (f)	232	93
Baker Hughes Co.	3,231	117
Ball Corp.	1,005	68
Bank of America Corp.	22,785	904
Bank of New York Mellon Corp.	2,389	172
Bath & Body Works, Inc.	687	22
Baxter International, Inc.	1,650	63
Becton Dickinson & Co.	936	226
Bentley Systems, Inc., Class B	514	26
Berkshire Hathaway, Inc., Class B (f)	4,287	1,973
Best Buy Co., Inc.	663	68
Biogen, Inc. (f)	471	91
BioMarin Pharmaceutical, Inc. (f)	615	43
Bio-Rad Laboratories, Inc., Class A (f)	65	22
Bio-Techne Corp.	510	41
BlackRock, Inc.	481	457
Blackstone, Inc.	2,313	354
Block, Inc., Class A (f)	1,802	121
Boeing Co. (f)	1,893	288
Booking Holdings, Inc.	110	463
Booz Allen Hamilton Holding Corp.	419	68
Boston Scientific Corp. (f)	4,759	399
Bristol-Myers Squibb Co.	6,562	340
Broadcom, Inc.	14,315	2,469
Broadridge Financial Solutions, Inc.	383	82
Brown & Brown, Inc.	785	81
Brown-Forman Corp., Class B	590	29
Builders FirstSource, Inc. (f)	395	77
Bunge Global SA	458	44
Burlington Stores, Inc. (f)	207	55
BXP, Inc. REIT	483	39
	Shares	Value (000)
Cadence Design Systems, Inc. (f)	881	$239
Camden Property Trust REIT	345	43
Campbell Soup Co.	628	31
Capital One Financial Corp.	1,236	185
Cardinal Health, Inc.	788	87
Carlisle Cos., Inc.	154	69
Carlyle Group, Inc.	757	33
CarMax, Inc. (f)	505	39
Carnival Corp. (f)	3,270	60
Carrier Global Corp.	2,625	211
Catalent, Inc. (f)	586	35
Caterpillar, Inc.	1,583	619
Cboe Global Markets, Inc.	340	70
CBRE Group, Inc., Class A (f)	993	124
CDW Corp.	435	98
Celanese Corp.	354	48
Celsius Holdings, Inc. (f)	490	15
Cencora, Inc.	581	131
Centene Corp. (f)	1,728	130
CenterPoint Energy, Inc.	2,071	61
CF Industries Holdings, Inc.	592	51
CH Robinson Worldwide, Inc.	379	42
Charles River Laboratories International, Inc. (f)	167	33
Charles Schwab Corp.	4,890	317
Charter Communications, Inc., Class A (f)	303	98
Cheniere Energy, Inc.	741	133
Chesapeake Energy Corp.	361	30
Chevron Corp.	5,668	835
Chipotle Mexican Grill, Inc. (f)	4,446	256
Chord Energy Corp.	202	26
Chubb Ltd.	1,249	360
Church & Dwight Co., Inc.	792	83
Cigna Group	920	319
Cincinnati Financial Corp.	507	69
Cintas Corp.	1,183	244
Cisco Systems, Inc.	13,042	694
Citigroup, Inc.	6,175	387
Citizens Financial Group, Inc.	1,473	60
Clorox Co.	402	65
Cloudflare, Inc., Class A (f)	975	79
CME Group, Inc.	1,166	257
CMS Energy Corp.	967	68
CNH Industrial NV	2,850	32
Coca-Cola Co.	13,249	952
Cognizant Technology Solutions Corp., Class A	1,610	124
Coinbase Global, Inc., Class A (f)	615	110
Colgate-Palmolive Co.	2,523	262
Comcast Corp., Class A	12,671	529
Conagra Brands, Inc.	1,548	50
ConocoPhillips	3,769	397
Consolidated Edison, Inc.	1,120	117
Constellation Brands, Inc., Class A	531	137

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Constellation Energy Corp.	1,020	$265
Cooper Cos., Inc. (f)	645	71
Copart, Inc. (f)	2,804	147
Corebridge Financial, Inc.	886	26
Corning, Inc.	2,634	119
Corpay, Inc. (f)	216	68
Corteva, Inc.	2,256	133
CoStar Group, Inc. (f)	1,322	100
Costco Wholesale Corp.	1,435	1,272
Coterra Energy, Inc.	2,409	58
CRH PLC	2,224	206
Crowdstrike Holdings, Inc., Class A (f)	747	210
Crown Castle, Inc. REIT	1,407	167
Crown Holdings, Inc.	391	37
CSX Corp.	6,329	219
Cummins, Inc.	443	143
CVS Health Corp.	4,064	256
Danaher Corp.	2,158	600
Darden Restaurants, Inc.	386	63
Datadog, Inc., Class A (f)	899	103
DaVita, Inc. (f)	170	28
Dayforce, Inc. (f)	511	31
Deckers Outdoor Corp. (f)	494	79
Deere & Co.	847	353
Dell Technologies, Inc., Class C	911	108
Delta Air Lines, Inc.	522	27
Devon Energy Corp.	2,032	79
Dexcom, Inc. (f)	1,287	86
Diamondback Energy, Inc.	616	106
Dick's Sporting Goods, Inc.	187	39
Digital Realty Trust, Inc. REIT	1,050	170
Discover Financial Services	811	114
DocuSign, Inc. (f)	663	41
Dollar General Corp.	712	60
Dollar Tree, Inc. (f)	661	46
Dominion Energy, Inc.	2,713	157
Domino's Pizza, Inc.	113	49
DoorDash, Inc., Class A (f)	988	141
Dover Corp.	445	85
Dow, Inc.	2,276	124
DR Horton, Inc.	959	183
DraftKings, Inc., Class A (f)	1,412	55
DTE Energy Co.	670	86
Duke Energy Corp.	2,498	288
DuPont de Nemours, Inc.	1,353	121
Dynatrace, Inc. (f)	917	49
Eastman Chemical Co.	381	43
Eaton Corp. PLC	1,294	429
eBay, Inc.	1,625	106
Ecolab, Inc.	832	212
Edison International	1,246	109
Edwards Lifesciences Corp. (f)	1,951	129
	Shares	Value (000)
Electronic Arts, Inc.	817	$117
Elevance Health, Inc.	752	391
Eli Lilly & Co.	2,615	2,317
EMCOR Group, Inc.	152	65
Emerson Electric Co.	1,852	203
Enphase Energy, Inc. (f)	440	50
Entegris, Inc.	488	55
Entergy Corp.	691	91
EOG Resources, Inc.	1,860	229
EPAM Systems, Inc. (f)	188	37
EQT Corp.	1,829	67
Equifax, Inc.	400	118
Equinix, Inc. REIT	307	273
Equitable Holdings, Inc.	1,053	44
Equity Lifestyle Properties, Inc. REIT	574	41
Equity Residential REIT	1,104	82
Erie Indemnity Co., Class A	82	44
Essential Utilities, Inc.	841	32
Essex Property Trust, Inc. REIT	208	61
Estee Lauder Cos., Inc., Class A	754	75
Everest Group Ltd.	141	55
Evergy, Inc.	744	46
Eversource Energy	1,140	78
Exact Sciences Corp. (f)	597	41
Exelon Corp.	3,237	131
Expedia Group, Inc. (f)	411	61
Expeditors International of Washington, Inc.	457	60
Extra Space Storage, Inc. REIT	685	123
Exxon Mobil Corp.	14,522	1,702
F5, Inc. (f)	190	42
FactSet Research Systems, Inc.	123	57
Fair Isaac Corp. (f)	80	155
Fastenal Co.	1,853	132
FedEx Corp.	751	206
Ferguson Enterprises, Inc.	654	130
Fidelity National Financial, Inc.	840	52
Fidelity National Information Services, Inc.	1,801	151
Fifth Third Bancorp	2,214	95
First Citizens BancShares, Inc., Class A	33	61
First Solar, Inc. (f)	329	82
FirstEnergy Corp.	1,770	79
Fiserv, Inc. (f)	1,894	340
Flutter Entertainment PLC (f)	575	136
Ford Motor Co.	12,695	134
Fortinet, Inc. (f)	2,102	163
Fortive Corp.	1,140	90
Fortune Brands Innovations, Inc.	405	36
Fox Corp., Class A	1,205	50
Franklin Resources, Inc.	937	19
Freeport-McMoRan, Inc.	4,650	232
Gaming and Leisure Properties, Inc. REIT	879	45
Garmin Ltd.	497	87
Gartner, Inc. (f)	251	127

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
GE HealthCare Technologies, Inc.	1,404	$132
GE Vernova, Inc. (f)	887	226
Gen Digital, Inc.	1,824	50
General Dynamics Corp.	755	228
General Electric Co.	3,543	668
General Mills, Inc.	1,807	133
General Motors Co.	3,692	166
Genuine Parts Co.	451	63
Gilead Sciences, Inc.	4,033	338
Global Payments, Inc.	826	85
GoDaddy, Inc., Class A (f)	456	71
Goldman Sachs Group, Inc.	1,044	517
Graco, Inc.	548	48
Halliburton Co.	2,866	83
Hartford Financial Services Group, Inc.	959	113
HCA Healthcare, Inc.	636	258
Healthpeak Properties, Inc. REIT	2,278	52
HEICO Corp.	386	87
Henry Schein, Inc. (f)	415	30
Hershey Co.	478	92
Hess Corp.	898	122
Hewlett Packard Enterprise Co.	4,207	86
HF Sinclair Corp.	525	23
Hilton Worldwide Holdings, Inc.	809	186
Hologic, Inc. (f)	755	62
Home Depot, Inc.	3,210	1,301
Honeywell International, Inc.	2,108	436
Hormel Foods Corp.	976	31
Host Hotels & Resorts, Inc. REIT	2,282	40
Howmet Aerospace, Inc.	1,255	126
HP, Inc.	3,168	114
Hubbell, Inc.	174	75
HubSpot, Inc. (f)	157	83
Humana, Inc.	390	124
Huntington Bancshares, Inc.	4,692	69
Huntington Ingalls Industries, Inc.	128	34
Hyatt Hotels Corp., Class A	146	22
IDEX Corp.	245	53
IDEXX Laboratories, Inc. (f)	267	135
Illinois Tool Works, Inc.	966	253
Illumina, Inc. (f)	516	67
Incyte Corp. (f)	527	35
Ingersoll Rand, Inc.	1,306	128
Insulet Corp. (f)	227	53
Intel Corp.	13,781	323
Intercontinental Exchange, Inc.	1,857	298
International Business Machines Corp.	2,974	657
International Flavors & Fragrances, Inc.	827	87
International Paper Co.	1,068	52
Interpublic Group of Cos., Inc.	1,222	39
Intuit, Inc.	905	562
Intuitive Surgical, Inc. (f)	1,148	564
	Shares	Value (000)
Invitation Homes, Inc. REIT	1,983	$70
IQVIA Holdings, Inc. (f)	590	140
Iron Mountain, Inc. REIT	949	113
J M Smucker Co.	345	42
Jabil, Inc.	367	44
Jack Henry & Associates, Inc.	236	42
Jacobs Solutions, Inc.	405	53
JB Hunt Transport Services, Inc.	267	46
Johnson & Johnson	7,791	1,263
Johnson Controls International PLC	2,181	169
JPMorgan Chase & Co.	9,296	1,960
Juniper Networks, Inc.	1,052	41
Kellanova	885	71
Kenvue, Inc.	6,199	143
Keurig Dr Pepper, Inc.	3,511	132
KeyCorp	3,052	51
Keysight Technologies, Inc. (f)	565	90
Kimberly-Clark Corp.	1,090	155
Kimco Realty Corp. REIT	2,182	51
Kinder Morgan, Inc.	6,466	143
KKR & Co., Inc.	2,011	263
KLA Corp.	436	338
Knight-Swift Transportation Holdings, Inc.	523	28
Kraft Heinz Co.	2,948	104
Kroger Co.	2,220	127
L3Harris Technologies, Inc.	614	146
Labcorp Holdings, Inc.	273	61
Lam Research Corp.	423	345
Lamb Weston Holdings, Inc.	467	30
Las Vegas Sands Corp.	1,206	61
Leidos Holdings, Inc.	416	68
Lennar Corp., Class A	782	147
Lennox International, Inc.	104	63
Liberty Media Corp.-Liberty Formula One, Class C (f)	673	52
Linde PLC	1,556	742
Live Nation Entertainment, Inc. (f)	521	57
LKQ Corp.	864	34
Lockheed Martin Corp.	699	409
Loews Corp.	609	48
Lowe's Cos., Inc.	1,845	500
LPL Financial Holdings, Inc.	242	56
Lululemon Athletica, Inc. (f)	369	100
LyondellBasell Industries NV, Class A	843	81
M&T Bank Corp.	540	96
Manhattan Associates, Inc. (f)	199	56
Marathon Oil Corp.	1,826	49
Marathon Petroleum Corp.	1,141	186
Markel Group, Inc. (f)	42	66
MarketAxess Holdings, Inc.	123	32
Marriott International, Inc., Class A	786	195
Marsh & McLennan Cos., Inc.	1,598	357
Martin Marietta Materials, Inc.	200	108

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Marvell Technology, Inc.	2,802	$202
Masco Corp.	713	60
Mastercard, Inc., Class A	2,688	1,327
Match Group, Inc. (f)	817	31
McCormick & Co., Inc.	816	67
McDonald's Corp.	2,333	710
McKesson Corp.	420	208
Medtronic PLC	4,151	374
MercadoLibre, Inc. (f)	148	304
Merck & Co., Inc.	8,199	931
Meta Platforms, Inc., Class A	7,094	4,061
MetLife, Inc.	1,957	161
Mettler-Toledo International, Inc. (f)	69	103
MGM Resorts International (f)	762	30
Microchip Technology, Inc.	1,737	139
Micron Technology, Inc.	3,590	372
Microsoft Corp.	22,857	9,835
MicroStrategy, Inc., Class A (f)	511	86
Mid-America Apartment Communities, Inc. REIT	378	60
Moderna, Inc. (f)	1,055	71
Molina Healthcare, Inc. (f)	190	65
Molson Coors Beverage Co., Class B	602	35
Mondelez International, Inc., Class A	4,342	320
MongoDB, Inc. (f)	237	64
Monolithic Power Systems, Inc.	158	146
Monster Beverage Corp. (f)	2,393	125
Moody's Corp.	532	252
Mosaic Co.	1,040	28
Motorola Solutions, Inc.	540	243
MSCI, Inc.	256	149
Nasdaq, Inc.	1,400	102
NetApp, Inc.	666	82
Netflix, Inc. (f)	1,395	989
Neurocrine Biosciences, Inc. (f)	326	38
Newmont Corp. (TSX)	3,733	200
News Corp., Class A	1,226	33
NextEra Energy, Inc.	6,651	562
NIKE, Inc., Class B	3,922	347
NiSource, Inc.	1,451	50
Nordson Corp.	176	46
Norfolk Southern Corp.	731	182
Northern Trust Corp.	662	60
Northrop Grumman Corp.	455	240
NRG Energy, Inc.	675	61
Nucor Corp.	776	117
NVIDIA Corp.	79,636	9,671
NVR, Inc. (f)	10	98
NXP Semiconductors NV	828	199
Occidental Petroleum Corp.	2,153	111
Okta, Inc. (f)	521	39
Old Dominion Freight Line, Inc.	633	126
	Shares	Value (000)
Omnicom Group, Inc.	634	$66
ON Semiconductor Corp. (f)	1,393	101
ONEOK, Inc.	1,889	172
Oracle Corp.	5,359	913
O'Reilly Automotive, Inc. (f)	191	220
Otis Worldwide Corp.	1,309	136
Ovintiv, Inc.	864	33
Owens Corning	281	50
PACCAR, Inc.	1,697	167
Packaging Corp. of America	291	63
Palantir Technologies, Inc., Class A (f)	6,556	244
Palo Alto Networks, Inc. (f)	1,048	358
Paramount Global, Class B	1,925	20
Parker-Hannifin Corp.	416	263
Paychex, Inc.	1,049	141
Paycom Software, Inc.	165	27
PayPal Holdings, Inc. (f)	3,217	251
Pentair PLC	537	53
PepsiCo, Inc.	4,447	756
Pfizer, Inc.	18,344	531
PG&E Corp.	6,573	130
Philip Morris International, Inc.	5,032	611
Phillips 66	1,373	180
Pinterest, Inc., Class A (f)	1,940	63
PNC Financial Services Group, Inc.	1,288	238
Pool Corp.	124	47
PPG Industries, Inc.	759	101
PPL Corp.	2,388	79
Principal Financial Group, Inc.	759	65
Procter & Gamble Co.	7,641	1,323
Progressive Corp.	1,896	481
Prologis, Inc. REIT	2,997	378
Prudential Financial, Inc.	1,162	141
PTC, Inc. (f)	388	70
Public Service Enterprise Group, Inc.	1,612	144
Public Storage REIT	512	186
PulteGroup, Inc.	681	98
Pure Storage, Inc., Class A (f)	1,000	50
Qorvo, Inc. (f)	308	32
QUALCOMM, Inc.	3,613	614
Quanta Services, Inc.	474	141
Quest Diagnostics, Inc.	360	56
Raymond James Financial, Inc.	637	78
Realty Income Corp. REIT	2,819	179
Regency Centers Corp. REIT	568	41
Regeneron Pharmaceuticals, Inc. (f)	351	369
Regions Financial Corp.	2,965	69
Reliance, Inc.	186	54
Republic Services, Inc.	714	143
ResMed, Inc.	476	116
Revvity, Inc.	399	51
Rivian Automotive, Inc., Class A (f)	2,398	27
Robinhood Markets, Inc., Class A (f)	1,711	40

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
ROBLOX Corp., Class A (f)	1,531	$68
Rockwell Automation, Inc.	369	99
Roku, Inc. (f)	411	31
Rollins, Inc.	941	48
Roper Technologies, Inc.	347	193
Ross Stores, Inc.	1,080	163
Royal Caribbean Cruises Ltd.	791	140
Royalty Pharma PLC, Class A	1,244	35
RPM International, Inc.	417	50
RTX Corp.	4,304	521
S&P Global, Inc.	1,036	535
Salesforce, Inc.	3,137	859
Samsara, Inc., Class A (f)	671	32
SBA Communications Corp. REIT	348	84
Schlumberger NV	4,627	194
Seagate Technology Holdings PLC	646	71
SEI Investments Co.	362	25
Sempra	2,049	171
ServiceNow, Inc. (f)	664	594
Sherwin-Williams Co.	780	298
Simon Property Group, Inc. REIT	1,055	178
Skyworks Solutions, Inc.	519	51
Smurfit WestRock PLC	1,681	83
Snap, Inc., Class A (f)	3,367	36
Snap-on, Inc.	171	50
Snowflake, Inc., Class A (f)	975	112
Solventum Corp. (f)	475	33
Southern Co.	3,540	319
Southwest Airlines Co.	484	14
SS&C Technologies Holdings, Inc.	721	54
Stanley Black & Decker, Inc.	498	55
Starbucks Corp.	3,667	357
State Street Corp.	969	86
Steel Dynamics, Inc.	483	61
Steris PLC	320	78
Stryker Corp.	1,110	401
Sun Communities, Inc. REIT	403	54
Super Micro Computer, Inc. (f)	171	71
Synchrony Financial	1,279	64
Synopsys, Inc. (f)	496	251
Sysco Corp.	1,612	126
T Rowe Price Group, Inc.	723	79
Take-Two Interactive Software, Inc. (f)	538	83
Targa Resources Corp.	682	101
Target Corp.	1,498	233
TE Connectivity PLC	954	144
Teledyne Technologies, Inc. (f)	154	67
Teleflex, Inc.	152	38
Teradyne, Inc.	505	68
Tesla, Inc. (f)	9,292	2,431
Texas Instruments, Inc.	2,947	609
Texas Pacific Land Corp.	63	56
	Shares	Value (000)
Textron, Inc.	617	$55
Thermo Fisher Scientific, Inc.	1,236	765
TJX Cos., Inc.	3,659	430
T-Mobile U.S., Inc.	1,712	353
Toast, Inc., Class A (f)	1,173	33
Toro Co.	336	29
Tractor Supply Co.	349	102
Trade Desk, Inc., Class A (f)	1,441	158
Tradeweb Markets, Inc., Class A	376	47
Trane Technologies PLC	733	285
TransDigm Group, Inc.	181	258
TransUnion	629	66
Travelers Cos., Inc.	741	173
Trimble, Inc. (f)	791	49
Truist Financial Corp.	4,332	185
Twilio, Inc., Class A (f)	526	34
Tyler Technologies, Inc. (f)	137	80
Tyson Foods, Inc., Class A	926	55
Uber Technologies, Inc. (f)	6,088	458
UDR, Inc. REIT	1,013	46
U-Haul Holding Co.	314	23
Ulta Beauty, Inc. (f)	154	60
Union Pacific Corp.	1,975	487
United Parcel Service, Inc., Class B	2,361	322
United Rentals, Inc.	216	175
United Therapeutics Corp. (f)	136	49
UnitedHealth Group, Inc.	2,979	1,742
Universal Health Services, Inc., Class B	193	44
US Bancorp	5,052	231
Valero Energy Corp.	1,059	143
Veeva Systems, Inc., Class A (f)	497	104
Ventas, Inc. REIT	1,310	84
Veralto Corp.	799	89
VeriSign, Inc. (f)	290	55
Verisk Analytics, Inc.	462	124
Verizon Communications, Inc.	13,626	612
Vertex Pharmaceuticals, Inc. (f)	835	388
Vertiv Holdings Co., Class A	1,151	115
Viatris, Inc.	3,854	45
VICI Properties, Inc. REIT	3,377	112
Visa, Inc., Class A	5,096	1,401
Vistra Corp.	1,125	133
Vulcan Materials Co.	428	107
W R Berkley Corp.	993	56
Walgreens Boots Alliance, Inc.	2,375	21
Walmart, Inc.	14,321	1,156
Walt Disney Co.	5,902	568
Warner Bros Discovery, Inc. (f)	7,536	62
Waste Connections, Inc.	835	149
Waste Management, Inc.	1,298	269
Waters Corp. (f)	192	69
Watsco, Inc.	112	55
WEC Energy Group, Inc.	1,022	98

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Wells Fargo & Co.	11,286	$638
Welltower, Inc. REIT	1,936	248
West Pharmaceutical Services, Inc.	236	71
Western Digital Corp. (f)	1,057	72
Westinghouse Air Brake Technologies Corp.	571	104
Westlake Corp.	125	19
Weyerhaeuser Co. REIT	2,360	80
Williams Cos., Inc.	3,945	180
Williams-Sonoma, Inc.	416	64
Willis Towers Watson PLC	331	97
Workday, Inc., Class A (f)	686	168
WP Carey, Inc. REIT	708	44
WW Grainger, Inc.	143	149
Wynn Resorts Ltd.	327	31
Xcel Energy, Inc.	1,799	117
Xylem, Inc.	785	106
Yum! Brands, Inc.	912	127
Zebra Technologies Corp., Class A (f)	166	61
Zillow Group, Inc., Class C (f)	509	33
Zimmer Biomet Holdings, Inc.	666	72
Zoetis, Inc.	1,477	289
Zoom Video Communications, Inc., Class A (f)	811	57
Zscaler, Inc. (f)	294	50
		162,271
Total Common Stocks (Cost $140,853)		251,481
	No. of Rights
Rights (0.0%)‡
United States (0.0%)‡
Contra Abiomed, Inc., expires 12/22/28 (f) (Cost $—@)	90	—	@
	No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (f) (Cost $—)	95	—
	Face Amount (000)
Short-Term Investments (19.2%)
U.S. Treasury Securities (2.6%)
U.S. Treasury Bill,
5.19%, 1/9/25 (h)	$6,690	6,607
5.19%, 1/16/25 (h)	9,321	9,198
Total U.S. Treasury Securities (Cost $15,780)		15,805
	Shares	Value (000)
Investment Company (16.6%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.85% (See Note G) (Cost $102,364)	102,364,069	$102,364
Total Short-Term Investments (Cost $118,144)		118,169
Total Investments (100.3%) (Cost $507,810) (i)(j)(k)		615,971
Liabilities in Excess of Other Assets (–0.3%)		(1,919)
Net Assets (100.0%)		$614,052

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

@  Value is less than $500.

‡  Amount is less than 0.05%.

(a)  Security is subject to delayed delivery.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Floating or variable rate securities: The rates disclosed are as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.

(d)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2024. Maturity date disclosed is the ultimate maturity date.

(e)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of September 30, 2024.

(f)  Non-income producing security.

(g)  At September 30, 2024, the Fund held fair valued securities at $0, representing 0.0% of net assets. These securities have been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Trust's (as defined herein) Trustees.

(h)  Rate shown is the yield to maturity at September 30, 2024.

(i)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

(j)  The approximate fair value and percentage of net assets, $78,085,000 and 12.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Consolidated Portfolio of Investments.

(k)  At September 30, 2024, the aggregate cost for federal income tax purposes is approximately $525,439,000. The aggregate gross unrealized appreciation is approximately $132,166,000 and the aggregate gross unrealized depreciation is approximately $36,004,000, resulting in net unrealized appreciation of approximately $96,162,000.

ADR  American Depositary Receipt.

CLO  Collateralized Loan Obligation.

CVA  Certificaten Van Aandelen.

DAC  Designated Activity Company.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

EURIBOR  Euro Interbank Offered Rate.

LSE  London Stock Exchange.

MTN  Medium Term Note.

NYSE  New York Stock Exchange.

OAT  Obligations Assimilables du Trésor (French Treasury Obligation).

REIT  Real Estate Investment Trust.

SOFR  Secured Overnight Financing Rate.

SONIA  Sterling Overnight Index Average.

TBA  To Be Announced.

TSX  Toronto Stock Exchange.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2024:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia & New Zealand Banking Group Ltd.	EUR	21,756		$24,131	10/22/24	$	(— @)
Australia & New Zealand Banking Group Ltd.	JPY	43,600,000		$305,309	10/22/24		1
Australia & New Zealand Banking Group Ltd.	NZD	237,649		$140,918	10/22/24		(10)
Bank of America NA	CNH	3,537,979		$501,818	12/19/24		(6)
Bank of America NA	DKK	6,011,218		$890,924	10/22/24		(8)
Bank of America NA	PLN	251,986		$65,494	12/19/24		— @
Bank of America NA	THB	3,715,718		$102,978	10/22/24		(13)
Bank of America NA		$1,026,746	CHF	900,097	10/22/24		39
Bank of America NA		$109,533	ILS	412,788	12/19/24		1
Bank of America NA		$4,387	JPY	614,104	12/19/24		(— @)
Bank of America NA		$682,960	SEK	7,211,988	10/22/24		28
Bank of America NA		$12,641	SGD	16,931	10/22/24		1
Bank of New York Mellon		$13,454	DKK	89,813	12/19/24		— @
Barclays Bank PLC	AUD	480,569		$319,607	10/22/24		(13)
Barclays Bank PLC	AUD	6,496		$4,399	12/19/24		(— @)
Barclays Bank PLC	HKD	3,173		$408	12/19/24		— @
Barclays Bank PLC	TRY	12,070,112		$225,969	4/6/26		6
Barclays Bank PLC		$2,776,115	CNY	19,786,204	10/22/24		47
Barclays Bank PLC		$4,999,694	EUR	4,477,806	12/19/24		1
Barclays Bank PLC		$64,470	HUF	23,204,521	10/22/24		— @
Barclays Bank PLC		$18,056	ILS	68,050	12/19/24		— @
Barclays Bank PLC		$10,856,542	JPY	1,685,725,714	10/22/24		904
Barclays Bank PLC		$9,384	JPY	1,313,646	12/19/24		(— @)
Barclays Bank PLC		$298,105	MXN	5,830,466	12/19/24		(5)
Barclays Bank PLC		$2,051,053	TRY	119,022,580	4/6/26		120
BNP Paribas SA	AUD	1,381,090		$905,543	10/22/24		(50)
BNP Paribas SA	AUD	7,054		$4,777	12/19/24		(— @)
BNP Paribas SA	CNH	1,335,590		$189,443	12/19/24		(2)
BNP Paribas SA	EUR	2,039,099		$2,283,677	12/19/24		7
BNP Paribas SA	EUR	1,516,554		$1,701,956	12/19/24		8
BNP Paribas SA	GBP	705,396		$911,560	10/22/24		(32)
BNP Paribas SA	GBP	166,747		$214,555	10/22/24		(8)
BNP Paribas SA	HKD	214,710		$27,631	12/19/24		(— @)
BNP Paribas SA	JPY	130,989,302		$898,155	10/22/24		(16)
BNP Paribas SA		$29,873	AUD	44,255	10/22/24		1
BNP Paribas SA		$19,758	CAD	26,650	10/22/24		(— @)
BNP Paribas SA		$77,973	CLP	74,030,514	12/19/24		4
BNP Paribas SA		$56,301	COP	242,881,489	12/19/24		1
BNP Paribas SA		$634,050	EUR	583,472	10/22/24		16
BNP Paribas SA		$103,627	EUR	93,288	10/22/24		— @
BNP Paribas SA		$7,955,158	EUR	7,124,575	12/19/24		1
BNP Paribas SA		$623,874	EUR	558,110	12/19/24		(1)
BNP Paribas SA		$52,013	GBP	40,382	10/22/24		2
BNP Paribas SA		$722,264	HKD	5,604,064	12/19/24		(1)
BNP Paribas SA		$190,093	JPY	26,608,617	12/19/24		(3)
BNP Paribas SA		$2,194,920	KRW	3,014,239,394	10/22/24		113
BNP Paribas SA		$2,563,473	MXN	50,138,331	12/19/24		(47)
BNP Paribas SA		$135,750	PLN	535,291	10/22/24		3
BNP Paribas SA		$103,655	SEK	1,050,734	12/19/24		— @

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA		$109,115	SGD	146,026	10/22/24	$5
Citibank NA	DKK	3,517,378		$525,846	10/22/24	—	@
Citibank NA		$10,169	CZK	228,953	12/19/24	(—	@)
Citibank NA		$50,478	ILS	190,250	12/19/24	1
Goldman Sachs International	BRL	28,123,720		$4,909,696	12/19/24	(206)
Goldman Sachs International	CZK	9,768,132		$432,589	12/19/24	—	@
Goldman Sachs International	JPY	144,411,971		$1,011,664	12/19/24	(4)
Goldman Sachs International	KRW	3,607,867,940		$2,705,948	12/19/24	(65)
Goldman Sachs International	MYR	54,192		$12,526	12/19/24	(1)
Goldman Sachs International	NOK	583,174		$55,072	12/19/24	(—	@)
Goldman Sachs International	NZD	11,239		$6,956	12/19/24	(—	@)
Goldman Sachs International	TRY	101,428,691		$2,396,708	12/23/24	(319)
Goldman Sachs International	TRY	8,548,423		$156,164	4/6/26	—	@
Goldman Sachs International		$5,944,547	BRL	33,218,131	12/19/24	98
Goldman Sachs International		$80,524	CHF	67,494	12/19/24	(—	@)
Goldman Sachs International		$104,100	CLP	96,240,000	10/22/24	3
Goldman Sachs International		$12,336	CZK	277,842	12/19/24	(—	@)
Goldman Sachs International		$130,865	EUR	120,178	10/22/24	3
Goldman Sachs International		$408,806	EUR	366,335	12/19/24	—	@
Goldman Sachs International		$134,392	IDR	2,172,849,620	10/22/24	9
Goldman Sachs International		$3,122,167	INR	263,028,554	12/19/24	5
Goldman Sachs International		$365,686	INR	30,743,207	12/19/24	(—	@)
Goldman Sachs International		$905,829	JPY	126,805,401	12/19/24	(14)
Goldman Sachs International		$1,663,235	MXN	32,506,969	12/19/24	(32)
Goldman Sachs International		$88,935	NOK	960,145	10/22/24	2
Goldman Sachs International		$138,242	RON	631,531	10/22/24	3
Goldman Sachs International		$207,105	SEK	2,101,226	12/19/24	1
Goldman Sachs International		$2,592,095	TRY	101,428,691	12/23/24	123
Goldman Sachs International		$2,182,534	TRY	125,604,824	4/6/26	109
Goldman Sachs International		$2,125,693	TRY	115,743,984	4/6/26	(14)
Goldman Sachs International		$2,488,780	TRY	138,500,580	4/6/26	38
Goldman Sachs International		$580,987	TRY	32,941,937	4/6/26	20
JPMorgan Chase Bank NA	DKK	478,419		$70,263	10/22/24	(1)
JPMorgan Chase Bank NA	EUR	270,000		$293,377	10/22/24	(7)
JPMorgan Chase Bank NA	GBP	355,597		$473,440	12/19/24	(2)
JPMorgan Chase Bank NA	HKD	201,814		$25,974	12/19/24	(—	@)
JPMorgan Chase Bank NA	JPY	214,019,556		$1,446,465	10/22/24	(47)
JPMorgan Chase Bank NA	JPY	35,247,727		$239,409	10/22/24	(6)
JPMorgan Chase Bank NA	MXN	4,205,606		$232,008	10/22/24	19
JPMorgan Chase Bank NA	NOK	446,572		$42,214	12/19/24	(—	@)
JPMorgan Chase Bank NA	NZD	247,911		$153,548	12/19/24	(4)
JPMorgan Chase Bank NA	SEK	1,591,696		$157,144	12/19/24	(—	@)
JPMorgan Chase Bank NA	SGD	211,017		$163,628	12/19/24	(1)
JPMorgan Chase Bank NA		$20,061	AUD	30,140	10/22/24	1
JPMorgan Chase Bank NA		$34,799	AUD	52,238	10/22/24	1
JPMorgan Chase Bank NA		$384,496	CAD	521,215	12/19/24	2
JPMorgan Chase Bank NA		$71,669	CHF	60,049	12/19/24	(—	@)
JPMorgan Chase Bank NA		$562,363	CZK	12,750,000	10/22/24	1
JPMorgan Chase Bank NA		$65,948	DKK	440,279	12/19/24	—	@
JPMorgan Chase Bank NA		$898,800	DKK	6,019,495	10/22/24	1
JPMorgan Chase Bank NA		$1,175,375	GBP	891,091	12/19/24	16
JPMorgan Chase Bank NA		$18,451	ILS	69,542	12/19/24	—	@
JPMorgan Chase Bank NA		$1,409,199	MXN	27,563,759	12/19/24	(26)
JPMorgan Chase Bank NA		$312,933	NZD	517,468	10/22/24	16
JPMorgan Chase Bank NA		$32,768	SEK	332,182	12/19/24	—	@
JPMorgan Chase Bank NA		$21,288	ZAR	378,283	12/19/24	—	@
Standard Chartered Bank	NZD	13,200		$8,176	12/19/24	(—	@)
State Street Bank and Trust Co.		$351,851	CNH	2,480,000	10/22/24	2
State Street Bank and Trust Co.		$183,135	EUR	164,018	12/19/24	—	@
State Street Bank and Trust Co.		$110,819	SEK	1,123,369	12/19/24	—	@
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
UBS AG	AUD	377,207		$252,729	10/22/24	$(8)
UBS AG	AUD	10,136		$6,864	12/19/24	(—	@)
UBS AG	AUD	52,238		$35,629	10/22/24	(—	@)
UBS AG	CAD	478,744		$353,847	12/19/24	(1)
UBS AG	CHF	98,904		$117,403	12/19/24	(—	@)
UBS AG	CNY	94,319,807		$13,390,472	12/19/24	(161)
UBS AG	COP	487,785,000		$120,082	10/22/24	4
UBS AG	EUR	4,407,148		$4,817,312	10/22/24	(93)
UBS AG	HKD	365,732		$47,055	12/19/24	(—	@)
UBS AG	IDR	283,917,275		$18,320	12/19/24	(—	@)
UBS AG	JPY	77,624,401		$545,733	12/19/24	—	@
UBS AG	THB	713,693		$21,506	12/19/24	(1)
UBS AG	TRY	457,638		$12,130	12/19/24	(—	@)
UBS AG	TWD	659,775		$20,755	12/19/24	(—	@)
UBS AG		$589,717	CAD	808,762	10/22/24	9
UBS AG		$208,716	CAD	282,926	12/19/24	1
UBS AG		$156,957	CHF	131,510	12/19/24	(—	@)
UBS AG		$17,845,414	CNY	124,188,916	12/19/24	(3)
UBS AG		$39,573	EUR	35,442	12/19/24	—	@
UBS AG		$306,731	GBP	232,541	12/19/24	4
UBS AG		$4,292	HUF	1,540,800	10/22/24	—	@
UBS AG		$13,355	HUF	4,751,041	12/19/24	(—	@)
UBS AG		$892,048	JPY	124,870,264	12/19/24	(14)
UBS AG		$1,231,608	MXN	24,089,517	12/19/24	(23)
UBS AG		$33,263	NOK	364,653	10/22/24	1
UBS AG		$110,797	PEN	411,443	10/22/24	—	@
						$534

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2024:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
Euro-Buxl 30 yr. Bond Index (Germany)	6	Dec-24	EUR	600	$910	$8
German Euro-Schatz Index (Germany)	79	Dec-24		7,900	9,425	39
ICE Brent Crude Oil Index (United States)	31	Oct-24		$31	2,223	(93)
IFSC NIFTY 50 Index (United States)	67	Oct-24		— @	3,485	(19)
KFE 10 yr. Treasury Bond Index (Korea, Republic of)	33	Dec-24	KRW	3,300,000	2,962	(4)
SGX MSCI Singapore Index (Singapore)	1	Oct-24	SGD	— @	27	(— @)
U.S. Treasury Long Bond (United States)	22	Dec-24		$2,200	2,732	(5)
U.S. Treasury 5 yr. Note (United States)	106	Dec-24		10,600	11,648	(14)
U.S. Treasury 10 yr. Note (United States)	144	Dec-24		14,400	16,456	6
Short:
COMEX Gold 100 OZ (United States)	26	Dec-24		(3)	(6,915)	75
Euro Stoxx 50 Index (Germany)	154	Dec-24	EUR	(2)	(8,623)	(261)
FTSE 100 Index (United Kingdom)	1	Dec-24	GBP	(— @)	(111)	1
German Euro-Bobl Index (Germany)	2	Dec-24	EUR	(200)	(267)	(2)
German Euro-Bund Index (Germany)	57	Dec-24		(5,700)	(8,561)	(82)
KFE KOSPI 200 Index (Korea, Republic of)	36	Dec-24	KRW	(9,000)	(2,394)	(39)
MSCI Emerging Market Index (United States)	100	Dec-24		$(5)	(5,864)	(328)
Nikkei 225 Index (Japan)	10	Dec-24	JPY	(5)	(1,326)	(30)
S&P 500 E Mini Index (United States)	13	Dec-24		$(1)	(3,779)	1
S&P/TSX 60 Index (Canada)	2	Dec-24	CAD	(— @)	(427)	(8)
SFE 10 yr. Australian Bond Index (Australia)	14	Dec-24	AUD	(1,400)	(1,127)	5
U.S. Treasury Ultra Long Bond (United States)	13	Dec-24		$(1,300)	(1,730)	25

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Futures Contracts: (cont'd)

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
U.S. Treasury 2 yr. Note (United States)	12	Dec-24	$(2,400)	$(2,499)	$6
U.S. Treasury 5 yr. Note (United States)	16	Dec-24	(1,600)	(1,758)	(3)
U.S. Treasury 10 yr. Ultra Note (United States)	139	Dec-24	(13,900)	(16,443)	56
					$(666)

Centrally Cleared Interest Rate Swap Agreements:

The Fund had the following centrally cleared interest rate swap agreements open at September 30, 2024:

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (000)
Morgan Stanley & Co. LLC	3 Month KSDA	Pay	3.00%	Quarterly/ Quarterly	7/19/29	KRW	490,790	$4	$—	$4
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Pay	2.17	Maturity/ Maturity	1/15/34	EUR	4,378	115	—	115
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Pay	2.17	Maturity/ Maturity	1/15/34		4,739	125	—	125
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Pay	2.18	Maturity/ Maturity	1/15/34		4,378	119	—	119
								$363	$—	$363

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at September 30, 2024:

Swap Counterparty	Index	Pay/Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	MSCI Emerging Markets ex China Gross Return USD Index	Receive	SOFR + 0.56%	Quarterly	5/29/25		$12,160	$(30)	$—	$(30)
Barclays Bank PLC	MSCI Emerging Markets ex China Gross Return USD Index	Receive	SOFR + 0.00%	Quarterly	5/29/25		563	(6)	—	(6)
Barclays Bank PLC	MSCI Japan Net Total Return USD Index	Pay	SOFR + 0.14%	Quarterly	2/11/25		16,457	1,696	—	1,696
Barclays Bank PLC	MSCI USA Index	Pay	SOFR + 0.47%	Quarterly	10/4/24		4,500	165	—	165
Barclays Bank PLC	S&P Small Cap 600 Index	Pay	SOFR + 0.55%	Quarterly	7/17/25		5,134	(55)	—	(55)
Barclays Bank PLC	S&P Small Cap 600 Index	Pay	SOFR + 0.55%	Quarterly	7/21/25		2,526	33	—	33
Barclays Bank PLC	U.S. Cyclicals Index	Receive	SOFR + 0.50%	Quarterly	8/7/25		1,335	(185)	—	(185)
Barclays Bank PLC	U.S. Cyclicals Index	Receive	SOFR + 0.50%	Quarterly	8/7/25		2,441	(274)	—	(274)
Barclays Bank PLC	U.S. Defensives Index	Pay	SOFR + 0.55%	Quarterly	8/7/25		1,363	74	—	74
Barclays Bank PLC	U.S. Defensives Index	Pay	SOFR + 0.55%	Quarterly	8/7/25		2,454	88	—	88
BNP Paribas SA	EM Value Quality Index††	Pay	SOFR + 0.55%	Quarterly	5/22/25		9,241	(11)	—	(11)
BNP Paribas SA	EMU Anti-Value and Quality Index††	Receive	ESTR + 0.00%	Quarterly	9/18/25	EUR	1,826	(53)	—	(53)
BNP Paribas SA	EMU Anti-Value and Quality Index††	Receive	ESTR + 0.00%	Quarterly	9/18/25		1,702	(36)	—	(36)
BNP Paribas SA	EMU Anti-Value and Quality Index††	Receive	ESTR + 0.00%	Quarterly	9/18/25		2,558	(46)	—	(46)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Total Return Swap Agreements: (cont'd)

Swap Counterparty	Index	Pay/Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	EMU Anti-Value Index	Pay	ESTR - 0.37%	Quarterly	9/18/25	EUR	1,386	$13	$—	$13
BNP Paribas SA	EMU Anti-Value Index	Pay	ESTR - 0.37%	Quarterly	9/18/25		1,282	4	—	4
BNP Paribas SA	EMU Anti-Value Index	Pay	ESTR - 0.37%	Quarterly	9/18/25		1,920	10	—	10
BNP Paribas SA	EMU Domestics Index††	Pay	ESTR - 0.21%	Quarterly	1/15/25		2,364	3	—	3
BNP Paribas SA	EMU Domestics Index††	Pay	ESTR - 0.21%	Quarterly	1/15/25		2,972	4	—	4
BNP Paribas SA	EMU Domestics Index††	Pay	ESTR + 0.06%	Quarterly	1/15/25		2,630	64	—	64
BNP Paribas SA	EMU Domestics Index††	Pay	ESTR + 0.06%	Quarterly	1/15/25		2,438	12	—	12
BNP Paribas SA	EMU Value and Quality Index††	Pay	ESTR + 0.00%	Quarterly	9/18/25		1,772	24	—	24
BNP Paribas SA	EMU Value and Quality Index††	Pay	ESTR + 0.00%	Quarterly	9/18/25		1,704	16	—	16
BNP Paribas SA	EMU Value and Quality Index††	Pay	ESTR + 0.00%	Quarterly	9/18/25		2,558	21	—	21
BNP Paribas SA	EMU Value Index	Receive	ESTR - 0.02%	Quarterly	9/18/25		1,397	(50)	—	(50)
BNP Paribas SA	EMU Value Index	Receive	ESTR - 0.02%	Quarterly	9/18/25		1,284	(31)	—	(31)
BNP Paribas SA	EMU Value Index	Receive	ESTR - 0.02%	Quarterly	9/18/25		1,935	(37)	—	(37)
BNP Paribas SA	U.S. Domestics Index††	Receive	SOFR + 0.38%	Quarterly	1/15/25		$1,377	(77)	—	(77)
BNP Paribas SA	U.S. Domestics Index††	Receive	SOFR + 0.38%	Quarterly	1/15/25		3,985	(221)	—	(221)
BNP Paribas SA	U.S. Domestics Index††	Receive	SOFR + 0.50%	Quarterly	1/15/25		3,148	(307)	—	(307)
BNP Paribas SA	U.S. Domestics Index††	Receive	SOFR + 0.50%	Quarterly	1/15/25		2,409	(138)	—	(138)
Goldman Sachs International	MSCI Emerging Markets Net Total Return Index	Pay	SOFR + 0.00%	Quarterly	1/28/25		36,808	2,820	—	2,820
JPMorgan Chase Bank NA	Japan Growth Index††	Receive	SOFR - 0.19%	Quarterly	9/22/25		11,571	(379)	—	(379)
JPMorgan Chase Bank NA	Japan Value Index††	Pay	SOFR + 0.00%	Quarterly	9/22/25		11,674	262	—	262
JPMorgan Chase Bank NA	Korea Value Index	Pay	SOFR + 0.16%	Quarterly	9/23/25		2,342	36	—	36
JPMorgan Chase Bank NA	MSCI Japan Net Total Return USD Index	Pay	SOFR + 0.18%	Quarterly	10/8/24		1,543	19	—	19
JPMorgan Chase Bank NA	U.S. Broad Anti-Value Index††	Receive	SOFR + 0.60%	Quarterly	9/24/25		7,026	(16)	—	(16)
JPMorgan Chase Bank NA	U.S. Broad Value Index††	Pay	SOFR + 0.60%	Quarterly	9/24/25		7,003	51	—	51
UBS AG	MSCI USA Index	Pay	SOFR + 0.00%	Quarterly	9/23/25		65,755	684	—	684
								$4,147	$—	$4,147

††  See tables below for details of the equity basket holdings underlying the swaps.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

The following table represents the equity basket top 50 individual holdings underlying the total return swap with EM Value Quality Index as of September 30, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
EM Value Quality Index
Absa Group Ltd.	1,189	$12	0.00	%‡
Abu Dhabi Islamic Bank	2,831	10	0.00	‡
Akbank T.A.S.	4,265	8	0.00	‡
Ambev SA	8,048	19	0.00	‡
Astra International Tbk. PT	24,416	8	0.00	‡
Asustek Computer, Inc.	2,591	45	0.01
Banco Do Brasil SA	2,450	12	0.00	‡
Bank Pekao SA	258	10	0.00	‡
BB Seguridade Participacoes	1,009	7	0.00	‡
Cemex SAB-CPO	12,971	8	0.00	‡
Cia Energetica Minas Ger — Pref	4,044	8	0.00	‡
Commercial Bank PSQC	4,673	6	0.00	‡
Commercial Internattional Bank — GDR Reg	3,379	6	0.00	‡
Compal Electronics	15,850	17	0.00	‡
Dubai Islamic Bank	6,167	11	0.00	‡
Emaar Properties PJSC	3,350	8	0.00	‡
Emirates NBD PJSC	2,670	15	0.00	‡
Eurobank Ergasias Services and Holdings SA	3,714	9	0.00	‡
Evergreen Marine Corp. Ltd.	1,281	8	0.00	‡
Gruma SAB. — Class B	315	6	0.00	‡
Grupo Financiero Banorte	3,707	26	0.00	‡
Grupo Mexico SAB de CV — Ser B	2,727	15	0.00	‡
Hellenic Telecommun Organiza	364	6	0.00	‡
Hyundai Mobis Co. Ltd.	39	6	0.00	‡
Hyundai Motor Co.	89	16	0.00	‡
Itau Unibanco Holding SA — Pref	6,884	46	0.01
Itausa SA	7,710	16	0.00	‡
Kalbe Farma TBK. PT	55,893	6	0.00	‡
Kia Corp.	156	12	0.00	‡
LG Innotek Co. Ltd.	52	9	0.00	‡
Lite-On Technology Corp.	7,877	25	0.00	‡
Meritz Financial Group, Inc.	135	10	0.00	‡
National Bank of Greece	1,112	10	0.00	‡
OTP Bank PLC	317	17	0.00	‡
Pegatron Corp.	7,268	24	0.00	‡
Petroleo Brasileiro SA	2,211	16	0.00	‡
Petroleo Brasileiro SA — Pref	2,677	18	0.00	‡
Powszechny Zaklad Ubezpiecze	814	9	0.00	‡
Realtek Semiconductor Corp	1,810	27	0.00	‡
Richter Gedeon Nyrt	384	12	0.00	‡
Samsung C&T Corp.	111	12	0.00	‡
Samsung Electro-Mechanics Co.	206	21	0.00	‡
Samsung Electronics — Pref	3,027	117	0.02
Samsung SDS Co. Ltd.	157	18	0.00	‡
Telkom Indonesia Persero Tbk. PT	95,864	19	0.00	‡
Turk Hava Yollari AO	682	6	0.00	‡
Security Description	Shares	Value (000)	Percentage of Net Assets
EM Value Quality Index (cont'd)
Vale SA	3,053	$36	0.01%
Vodacom Group Ltd.	1,201	8	0.00	‡
Wistron Corp.	10,309	33	0.01
Zhen Ding Technology Holding Ltd.	2,574	9	0.00	‡

The following table represents the equity basket holdings underlying the total return swap with EMU Anti-Value and Quality Index as of September 30, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
EMU Anti-Value and Quality Index
Accor SA	606	$24	0.00	%‡
Adidas AG	106	25	0.00	‡
ADP	201	23	0.00	‡
Adyen NV	18	25	0.00	‡
Airbus SE	180	24	0.00	‡
Anheuser-Busch Inbev SA	400	24	0.00	‡
Argenx SE	48	23	0.00	‡
ASM International NV	41	24	0.00	‡
BE Semiconductor Industries NV	209	24	0.00	‡
Bollore SE	3,870	23	0.00	‡
Cellnex Telecom SA	639	23	0.00	‡
Davide Campari-Milano NV	3,059	23	0.00	‡
Delivery Hero SE	836	30	0.00	‡
Dsm-Firmenich AG	193	24	0.00	‡
Edenred	654	22	0.00	‡
EDP Renovaveis SA	1,476	23	0.00	‡
EDP SA	5,668	23	0.00	‡
Elia Group SA	220	23	0.00	‡
Eni SpA	1,648	23	0.00	‡
Eurazeo SE	322	24	0.00	‡
Euronext NV	231	23	0.00	‡
Ferrovial SE	616	24	0.00	‡
Gecina SA	217	22	0.00	‡
Getlink SE	1,438	23	0.00	‡
Groupe Bruxelles Lambert NV	338	24	0.00	‡
Hermes International	12	27	0.00	‡
Infrastrutture Wireless Italiane SpA	2,119	23	0.00	‡
Inpost SA	1,362	23	0.00	‡
Lotus Bakeries	2	23	0.00	‡
MTU Aero Engines AG	84	24	0.00	‡
Nexi SpA	3,827	23	0.00	‡
NN Group NV	520	23	0.00	‡
OCI NV	866	22	0.00	‡
Pernod Ricard SA	184	25	0.00	‡
Prosus NV	721	28	0.00	‡
Safran SA	114	24	0.00	‡
Sartorius AG	97	24	0.00	‡
Sartorius Stedim Biotech	127	24	0.00	‡
Siemens Energy AG	799	26	0.00	‡
Sofina SA	92	23	0.00	‡
Symrise AG	193	24	0.00	‡
Talanx Ag	304	23	0.00	‡
UCB SA	141	23	0.00	‡

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with EMU Domestics Index as of September 30, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
EMU Domestics Index
ADP	249	$29	0.00	%‡
Aena SME SA	263	52	0.01
Basic-Fit NV	326	8	0.00	‡
Bechtle AG	477	19	0.00	‡
Bouygues SA	957	29	0.00	‡
Capgemini SE	406	79	0.01
Compagnie De Saint Gobain	1,181	96	0.02
Deutsche Lufthansa — Reg	3,894	26	0.00	‡
D'Ieteren Group	134	25	0.00	‡
Eiffage	356	31	0.01
Exclusive Networks SA	89	2	0.00	‡
Fraport Ag Frankfurt Airport	313	16	0.00	‡
Getlink SE	1,986	32	0.01
Indra Sistemas SA	958	16	0.00	‡
Industria de Diseno Textil SA	2,512	133	0.02
Iveco Group NV	2,828	26	0.00	‡
Kingspan Group PLC	577	49	0.01
La Francaise des Jeux SAEM	504	19	0.00	‡
Prosiebensat.1 Media SE	1,885	11	0.00	‡
Randstad NV	627	28	0.00	‡
Rheinmetall AG	150	73	0.01
Scout24 SE	461	36	0.01
Stora Enso OYJ — Class R	2,879	33	0.01
Vinci SA	1,089	114	0.02
Vivendi SE	3,420	35	0.01
Zalando SE	1,570	46	0.01

The following table represents the equity basket holdings underlying the total return swap with EMU Value and Quality Index as of September 30, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
EMU Value and Quality Index
AIB Group PLC	4,367	$22	0.00	%‡
Arkema	294	25	0.00	‡
Banco Bilbao Vizcaya Argenta	2,495	24	0.00	‡
Banco Santander SA	5,237	24	0.00	‡
Bayer AG — Reg	871	26	0.00	‡
Capgemini SE	122	24	0.00	‡
Carrefour SA	1,516	23	0.00	‡
Compagnie De Saint Gobain	296	24	0.00	‡
Covivio	424	23	0.00	‡
Daimler Truck Holding AG	749	25	0.00	‡
DHL Group	587	23	0.00	‡
Dr. Ing hcf Porsche AG	363	26	0.00	‡
Eiffage	252	22	0.00	‡
Enel SpA	3,261	23	0.00	‡
Engie SA	1,456	23	0.00	‡
Erste Group Bank AG	487	24	0.00	‡
Exor NV	238	23	0.00	‡
Fortum OYJ	1,658	25	0.00	‡
Fresenius Medical Care AG	624	24	0.00	‡
Fresenius SE & Co. KGaA	683	23	0.00	‡
Heidelberg Materials AG	248	24	0.00	‡
Henkel AG & Co. KGaA	319	24	0.00	‡
Intesa Sanpaolo	6,220	24	0.00	‡
Security Description	Shares	Value (000)	Percentage of Net Assets
EMU Value and Quality Index (cont'd)
Ipsen	212	$23	0.00	%‡
Jeronimo Martins	1,388	24	0.00	‡
Koninklijke Ahold Delhaize NV	750	23	0.00	‡
Koninklijke KPN NV	6,233	23	0.00	‡
Leonardo SpA	1,119	22	0.00	‡
Mercedes-Benz Group AG	432	25	0.00	‡
Michelin	675	25	0.00	‡
Nordea Bank Abp	2,242	24	0.00	‡
Orange SA	2,133	22	0.00	‡
Poste Italiane SpA	1,835	23	0.00	‡
Publicis Groupe SA	240	24	0.00	‡
Randstad NV	546	24	0.00	‡
SEB SA	212	22	0.00	‡
Stellantis NV	1,711	21	0.00	‡
Stmicroelectronics NV	934	25	0.00	‡
Syensqo SA	324	26	0.00	‡
Teleperformance	233	22	0.00	‡
Tenaris SA	1,814	26	0.00	‡
Unicredit SpA	627	25	0.00	‡
Vinci SA	212	22	0.00	‡

The following table represents the equity basket top 50 individual holdings underlying the total return swap with U.S. Domestics Index as of September 30, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
U.S. Domestics Index
Arista Networks, Inc.	66	$25	0.00	%‡
Automatic Data Processing	105	29	0.00	‡
Autozone, Inc.	5	14	0.00	‡
CDW Corp.	34	8	0.00	‡
Charter Communications, Inc. — Class A	25	8	0.00	‡
Cintas Corp.	92	19	0.00	‡
Cognizant Tech Solutions — Class A	128	10	0.00	‡
Comcast Corp. — Class A	1,047	44	0.01
Copart, Inc.	215	11	0.00	‡
Crowdstrike Holdings, Inc. — Class A	53	15	0.00	‡
CSX Corp.	507	18	0.00	‡
Datadog, Inc. — Class A	64	7	0.00	‡
Doordash, Inc. — Class A	61	9	0.00	‡
DR Horton, Inc.	76	14	0.00	‡
Equifax, Inc.	31	9	0.00	‡
Fair Isaac Corp.	6	12	0.00	‡
Fastenal Co.	143	10	0.00	‡
Fedex Corp.	60	16	0.00	‡
Hilton Worldwide Holdings, Inc.	66	15	0.00	‡
Home Depot, Inc.	247	100	0.02
Lennar Corp. — Class A	61	11	0.00	‡
Lowe's Cos, Inc.	144	39	0.01
Lululemon Athletica, Inc.	30	8	0.00	‡
Marriott International — Class A	64	16	0.00	‡
Martin Marietta Materials	16	8	0.00	‡
Norfolk Southern Corp.	58	14	0.00	‡
NVR, Inc.	1	8	0.00	‡

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
U.S. Domestics Index (cont'd)
Old Dominion Freight Line	50	$10	0.00	%‡
O'Reilly Automotive, Inc.	15	17	0.00	‡
Pultegroup, Inc.	55	8	0.00	‡
Quanta Services, Inc.	37	11	0.00	‡
Republic Services, Inc.	56	11	0.00	‡
Roper Technologies, Inc.	27	15	0.00	‡
Ross Stores, Inc.	85	13	0.00	‡
Sherwin-Williams Co.	62	24	0.00	‡
Snowflake, Inc. — Class A	70	8	0.00	‡
Starbucks Corp.	292	28	0.00	‡
TJX Companies, Inc.	286	34	0.01
Tractor Supply Company	28	8	0.00	‡
Trane Technologies PLC	57	22	0.00	‡
Union Pacific Corp.	155	38	0.01
United Parcel Service — Class B	182	25	0.00	‡
United Rentals, Inc.	17	14	0.00	‡
Verisk Analytics, Inc.	36	10	0.00	‡
Vulcan Materials Co.	33	8	0.00	‡
Walt Disney Co.	475	46	0.01
Waste Connections, Inc.	65	12	0.00	‡
Waste Management, Inc.	102	21	0.00	‡
Workday, Inc. — Class A	52	13	0.00	‡
WW Grainger, Inc.	11	12	0.00	‡

The following table represents the equity basket holdings underlying the total return swap with Japan Growth Index as of September 30, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
Japan Growth Index
Advantest Corp.	162,279	$7,643	1.24%
Ajinomoto Co, Inc.	182,708	7,080	1.15
ASICS Corp.	358,866	7,525	1.23
Capcom Co. Ltd.	303,609	7,060	1.15
Chugai Pharmaceutical Co. Ltd.	142,565	6,905	1.12
Daifuku Co. Ltd.	372,491	7,187	1.17
Daiichi Sankyo Co. Ltd.	196,878	6,478	1.05
Disco Corp.	28,642	7,503	1.22
Fanuc Corp.	258,698	7,574	1.23
Fast Retailing Co. Ltd.	22,341	7,402	1.21
Hitachi Ltd.	286,697	7,574	1.23
Hoya Corp.	50,767	7,018	1.14
Japan Exchange Group, Inc.	578,930	7,506	1.22
Keyence Corp.	14,818	7,078	1.15
Kobe Bussan Co. Ltd.	214,008	6,765	1.10
Konami Group Corp.	70,637	7,179	1.17
Lasertec Corp.	43,877	7,237	1.18
Mitsubishi Heavy Industries	535,874	7,928	1.29
Monotaro Co. Ltd.	407,950	6,834	1.11
MS&AD Insurance Group Holdings, Inc.	313,537	7,295	1.19
Nippon Building Fund, Inc.	7,238	6,666	1.09
Nippon Prologis REIT, Inc.	3,651	6,280	1.02
Nippon Sanso Holdings Corp.	187,838	6,842	1.11
Nomura Research Institute Ltd.	191,390	7,088	1.15
Obic Co. Ltd.	190,389	6,713	1.09
Oriental Land Co. Ltd.	250,607	6,475	1.05
Security Description	Shares	Value (000)	Percentage of Net Assets
Japan Growth Index (cont'd)
Recruit Holdings Co. Ltd.	113,456	$6,901	1.12%
Secom Co. Ltd.	176,789	6,539	1.06
Shimano, Inc.	38,843	7,374	1.20
Shin-Etsu Chemical Co. Ltd.	173,477	7,245	1.18
SMC Corp.	16,397	7,292	1.19
Sumitomo Mitsui Trust Group	291,382	6,904	1.12
Tokio Marine Holdings, Inc.	198,415	7,252	1.18
Tokyo Gas Co. Ltd.	290,439	6,772	1.10
Trend Micro, Inc.	110,098	6,528	1.06
Unicharm Corp.	192,670	6,977	1.14
Yaskawa Electric Corp.	223,143	7,793	1.27
Zozo, Inc.	198,814	7,243	1.18

The following table represents the equity basket holdings underlying the total return swap with Japan Value Index as of September 30, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
Japan Value Index
Asahi Group Holdings Ltd.	515,148	$6,762	1.10%
Brother Industries Ltd.	339,342	6,591	1.07
Canon, Inc.	198,875	6,535	1.06
Daiwa House Industry Co. Ltd.	205,763	6,477	1.05
Dentsu Group, Inc.	223,316	6,876	1.12
Hitachi Construction Machine	281,318	6,823	1.11
Honda Motor Co. Ltd.	644,383	6,787	1.11
JFE Holdings, Inc.	507,910	6,808	1.11
Kansai Electric Power Co., Inc.	400,346	6,630	1.08
Kirin Holdings Co. Ltd.	431,636	6,593	1.07
Komatsu Ltd.	256,271	7,102	1.16
Kubota Corp.	488,488	6,932	1.13
Kyocera Corp.	563,027	6,530	1.06
Marubeni Corp.	425,355	6,954	1.13
Mazda Motor Corp.	905,430	6,769	1.10
Mitsui & Co. Ltd.	332,479	7,383	1.20
Mizuho Financial Group, Inc.	341,727	7,010	1.14
Nippon Steel Corp.	313,100	6,996	1.14
Nippon Telegraph & Telephone	6,329,117	6,492	1.06
Nippon Yusen Kabushiki Kaisha	193,990	7,075	1.15
Nissan Motor Co. Ltd.	2,454,057	6,902	1.12
Nomura Holdings, Inc.	1,263,211	6,558	1.07
Nomura Real Estate Holdings	241,391	6,461	1.05
Ono Pharmaceutical Co. Ltd.	492,069	6,572	1.07
Panasonic Holdings Corp.	781,917	6,791	1.11
Renesas Electronics Corp.	464,015	6,740	1.10
Ricoh Co. Ltd.	624,226	6,728	1.10
Rohm Co. Ltd.	627,413	7,040	1.15
SBI Holdings, Inc.	292,362	6,731	1.10
Seiko Epson Corp.	366,099	6,752	1.10
Seven & I Holdings Co. Ltd.	435,296	6,530	1.06
Shionogi & Co. Ltd.	442,602	6,350	1.03
Shizuoka Financial Group, Inc.	764,469	6,647	1.08
Subaru Corp.	401,332	6,960	1.13
Sumitomo Corp.	300,999	6,717	1.09
Takeda Pharmaceutical Co. Ltd.	222,924	6,391	1.04

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
Japan Value Index (cont'd)
Toyota Industries Corp.	89,039	$6,859	1.12%
Toyota Tsusho Corp.	375,318	6,779	1.10

The following table represents the equity basket top 50 individual holdings underlying the total return swap with U.S. Broad Anti-Value Index as of September 30, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
U.S. Broad Anti-Value Index
Acadia Realty Trust	1,963	$46	0.01%
Air Products & Chemicals, Inc.	155	46	0.01
Apple, Inc.	199	46	0.01
Aptargroup, Inc.	289	46	0.01
Arlo Technologies, Inc.	3,804	46	0.01
Astera Labs, Inc.	889	47	0.01
Chemed Corp.	77	46	0.01
Cogent Communications Holdings, Inc.	620	47	0.01
Cognex Corp	1,142	46	0.01
Corcept Therapeutics Inc	1,053	49	0.01
Corvel Corp	142	46	0.01
Crane Co	296	47	0.01
Dayforce Inc	761	47	0.01
Deckers Outdoor Corp	295	47	0.01
Doordash, Inc. — Class A	323	46	0.01
Duolingo	168	47	0.01
Eversource Energy	678	46	0.01
Expeditors International Wash, Inc.	360	47	0.01
Exponent, Inc.	407	47	0.01
Floor & Decor Holdings, Inc. — Class A	377	47	0.01
Graco, Inc.	527	46	0.01
Green Plains, Inc.	3,470	47	0.01
Guidewire Software, Inc.	259	47	0.01
Hawkins, Inc.	374	48	0.01
IDESX Corp.	215	46	0.01
Illinois Tool Works	176	46	0.01
Jetblue Airways Corp.	7,814	51	0.01
Liberty Media Corp. — Liberty — Class A	1,060	52	0.01
Liberty Media Corp. — Liberty — Class C	1,041	53	0.01
Microstrategy, Inc. — Class A	303	51	0.01
Monolithic Power Systems, Inc.	51	47	0.01
MP Materials Corp.	3,189	56	0.01
MSCI, Inc.	81	47	0.01
Nike, Inc. — Class B	525	46	0.01
Nordson Corp.	177	46	0.01
Nvidia Corp.	389	47	0.01
Repligen Corp.	321	48	0.01
RXO, Inc.	1,701	48	0.01
Ryan Specialty Holdings, Inc.	702	47	0.01
Sharkninja, Inc.	431	47	0.01
Sitime Corp.	276	47	0.01
Snowflake, Inc. — Class A	401	46	0.01
Southern Copper Corp.	426	49	0.01
Sprouts Farmers Market, Inc.	418	46	0.01
Security Description	Shares	Value (000)	Percentage of Net Assets
U.S. Broad Anti-Value Index (cont'd)
Tanger, Inc.	1,403	$47	0.01%
Tesla, Inc.	182	48	0.01
Under Armour, Inc. — Class A	5,836	52	0.01
Vertiv Holdings Co. — Class A	470	47	0.01
Wayfair, Inc. — Class A	853	48	0.01
Xpel, Inc.	1,072	46	0.01

The following table represents the equity basket top 50 individual holdings underlying the total return swap with U.S. Broad Value Index as of September 30, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
U.S. Broad Value Index
A10 Networks, Inc.	3,056	$44	0.01%
Agco Corp.	448	44	0.01
Alpha Metallurgical Resource	198	47	0.01
AMC Networks, Inc. — Class A	5,403	47	0.01
Arch Resources Inc	329	45	0.01
Asbury Automotive Group	186	44	0.01
Borgwarner, Inc.	1,238	45	0.01
Bristol-Myers Squibb Co.	847	44	0.01
Celanese Corp.	332	45	0.01
CNH Industrial NV	3,931	44	0.01
CSG Systems International, Inc.	899	44	0.01
CVS Health Corp.	734	46	0.01
Designer Brands, Inc. — Class A	6,239	46	0.01
Dine Brands Global, Inc.	1,429	45	0.01
Diodes, Inc.	713	46	0.01
Energizer Holdings, Inc.	1,441	46	0.01
Fedex Corp.	163	45	0.01
FMC Corp.	668	44	0.01
Guess?, Inc.	2,189	44	0.01
Helen of Troy Ltd.	705	44	0.01
Hewlett Packard Enterprise	2,253	46	0.01
Integra Lifesciences Holding	2,421	44	0.01
Intel Corp.	1,881	44	0.01
Jack In The Box, Inc.	957	45	0.01
Kohls Corp.	2,260	48	0.01
MGM Resorts International	1,148	45	0.01
Minerals Technologies, Inc.	574	44	0.01
Mosaic Co.	1,663	45	0.01
Newell Brands, Inc.	5,830	45	0.01
NRG Energy, Inc.	480	44	0.01
Owens & Minor, Inc.	2,794	44	0.01
Pacira Biosciences, Inc.	2,962	45	0.01
Peabody Energy Corp.	1,791	48	0.01
Pediatrix Medical Group, Inc.	4,018	47	0.01
Photronics, Inc.	1,796	44	0.01
Progress Software Corp.	741	50	0.01
PVH Corp.	436	44	0.01
Ringcentral, Inc. — Class A	1,392	44	0.01
Signet Jewelers Ltd.	438	45	0.01
Spartannash Co.	1,962	44	0.01
Suncoke Energy, Inc.	5,179	45	0.01
Tegna, Inc.	2,862	45	0.01
Teradata Corp.	1,445	44	0.01
Topgolf Callaway Brands Corp.	3,967	44	0.01
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
U.S. Broad Value Index (cont'd)
United Airlines Holdings, Inc.	812	$46	0.01%
Uniti Group, Inc.	8,008	45	0.01
Varex Imaging Corp.	3,684	44	0.01
Veeco Instruments, Inc.	1,328	44	0.01
Walgreens Boots Alliance, Inc.	4,891	44	0.01
Whirlpool Corp.	413	44	0.01

@  Value/Notional amount is less than $500.

‡    Amount is less than 0.05%.

EMU    European Economic and Monetary Union.

ESTR    Euro Short-Term Rate

FTSE    Financial Times Stock Exchange.

GDR    Global Depositary Receipt.

ICE    Intercontinental Exchange.

KFE    Korean Futures Exchange.

KSDA  Korea Securities Dealers Association

MSCI    Morgan Stanley Capital International.

PJSC    Public Joint Stock Company.

REIT    Real Estate Investment Trust.

SFE    Sydney Futures Exchange.

SGX    Singapore Exchange Ltd.

SOFR  Secured Overnight Financing Rate.

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

CLP  —  Chilean Peso

CNH  —  Chinese Yuan Renminbi Offshore

CNY  —  Chinese Yuan Renminbi

COP  —  Colombian Peso

CZK  —  Czech Koruna

DKK  —  Danish Krone

EUR  —  Euro

GBP  —  British Pound

HKD  —  Hong Kong Dollar

HUF  —  Hungarian Forint

IDR  —  Indonesian Rupiah

ILS  —  Israeli Shekel

INR  —  Indian Rupee

JPY  —  Japanese Yen

KRW  —  South Korean Won

MXN  —  Mexican Peso

MYR  —  Malaysian Ringgit

NOK  —  Norwegian Krone

NZD  —  New Zealand Dollar

PEN  —  Peruvian Nuevo Sol

PLN  —  Polish Zloty

RON  —  Romanian New Leu

SEK  —  Swedish Krona

SGD  —  Singapore Dollar

THB  —  Thai Baht

TRY  —  Turkish Lira

TWD  —  Taiwan Dollar

USD  —  United States Dollar

ZAR  —  South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	40.0%
Common Stocks	40.8
Short-Term Investments	19.2
Total Investments	100.0	%**

**  Does not include open futures contracts with a value of approximately $111,692,000 and net unrealized depreciation of approximately $666,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $534,000. Also does not include open swap agreements with net unrealized appreciation of approximately $4,510,000.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Global Strategist Portfolio

Consolidated Statement of Assets and Liabilities	September 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $405,446)	$513,607
Investment in Security of Affiliated Issuer, at Value (Cost $102,364)	102,364
Total Investments in Securities, at Value (Cost $507,810)	615,971
Foreign Currency, at Value (Cost $720)	1,481
Receivable for Fund Shares Sold	10,000
Cash	1,480
Unrealized Appreciation on Swap Agreements	6,099
Receivable for Variation Margin on Futures Contracts	3,201
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	1,802
Interest Receivable	1,792
Due from Broker	737
Receivable for Investments Sold	631
Receivable from Affiliate	302
Tax Reclaim Receivable	247
Dividends Receivable	171
Other Assets	64
Total Assets	643,978
Liabilities:
Payable for Investments Purchased	18,620
Due to Broker	6,020
Unrealized Depreciation on Swap Agreements	1,952
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	1,268
Payable for Variation Margin on Swap Agreements	653
Payable for Advisory Fees	634
Payable for Fund Shares Redeemed	215
Payable for Custodian Fees	131
Payable for Swap Agreements Termination	120
Payable for Professional Fees	96
Payable for Administration Fees	39
Payable for Shareholder Services Fees Class A	29
Payable for Distribution and Shareholder Services Fees — Class L	7
Payable for Distribution and Shareholder Services Fees — Class C	1
Payable for Trustees' Fees and Expenses	35
Payable for Sub Transfer Agency Fees — Class I	2
Payable for Sub Transfer Agency Fees — Class A	19
Payable for Sub Transfer Agency Fees — Class L	1
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class I	2
Payable for Transfer Agency Fees — Class A	3
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Deferred Capital Gain Country Tax	—	@
Other Liabilities	79
Total Liabilities	29,926
Net Assets	$614,052
Net Assets Consist of:
Paid-in-Capital	$498,356
Total Distributable Earnings	115,696
Net Assets	$614,052

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Global Strategist Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	September 30, 2024 (000)
CLASS I:
Net Assets	$18,622
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	991,697
Net Asset Value, Offering and Redemption Price Per Share	$18.78
CLASS A:
Net Assets	$144,645
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	7,841,067
Net Asset Value, Redemption Price Per Share	$18.45
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.02
Maximum Offering Price Per Share	$19.47
CLASS L:
Net Assets	$11,033
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	614,471
Net Asset Value, Offering and Redemption Price Per Share	$17.96
CLASS C:
Net Assets	$1,076
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	61,234
Net Asset Value, Offering and Redemption Price Per Share	$17.57
CLASS R6:
Net Assets	$438,676
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	23,334,514
Net Asset Value, Offering and Redemption Price Per Share	$18.80

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Global Strategist Portfolio

Consolidated Statement of Operations	Year Ended September 30, 2024 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$9,775
Dividends from Securities of Unaffiliated Issuers (Net of $353 of Foreign Taxes Withheld)	4,744
Dividends from Security of Affiliated Issuer (Note G)	3,931
Total Investment Income	18,450
Expenses:
Advisory Fees (Note B)	2,510
Administration Fees (Note C)	446
Shareholder Services Fees — Class A (Note D)	348
Distribution and Shareholder Services Fees — Class L (Note D)	78
Distribution and Shareholder Services Fees — Class C (Note D)	13
Custodian Fees (Note F)	379
Professional Fees	200
Sub Transfer Agency Fees — Class I	11
Sub Transfer Agency Fees — Class A	98
Sub Transfer Agency Fees — Class L	6
Sub Transfer Agency Fees — Class C	1
Pricing Fees	94
Registration Fees	71
Transfer Agency Fees — Class I (Note E)	11
Transfer Agency Fees — Class A (Note E)	20
Transfer Agency Fees — Class L (Note E)	4
Transfer Agency Fees — Class C (Note E)	3
Transfer Agency Fees — Class R6 (Note E)	3
Shareholder Reporting Fees	36
Trustees' Fees and Expenses	11
Other Expenses	45
Total Expenses	4,388
Reimbursement of Transfer Agency and Sub Transfer Agency Fees (Note B)	(152)
Rebate from Morgan Stanley Affiliate (Note G)	(111)
Reimbursement of Class Specific Expenses — Class I (Note B)	(12)
Reimbursement of Class Specific Expenses — Class C (Note B)	(2)
Net Expenses	4,111
Net Investment Income	14,339
Realized Gain (Loss):
Investments Sold	(3,864)
Foreign Currency Forward Exchange Contracts	(2,337)
Foreign Currency Transaction	(51)
Futures Contracts	(1,660)
Swap Agreements	15,584
Net Realized Gain	7,672
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $1)	83,015
Foreign Currency Forward Exchange Contracts	961
Foreign Currency Translation	1,055
Futures Contracts	(1,150)
Swap Agreements	6,195
Net Change in Unrealized Appreciation (Depreciation)	90,076
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	97,748
Net Increase in Net Assets Resulting from Operations	$112,087

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Global Strategist Portfolio

Consolidated Statements of Changes in Net Assets	Year Ended September 30, 2024 (000)	Year Ended September 30, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$14,339	$10,124
Net Realized Gain (Loss)	7,672	(7,549)
Net Change in Unrealized Appreciation (Depreciation)	90,076	53,190
Net Increase in Net Assets Resulting from Operations	112,087	55,765
Dividends and Distributions to Shareholders:
Class I	—	(112)
Class A	—	(771)
Class L	—	(44)
Class C	—	(7)
Class R6	—	(1,669)
Total Dividends and Distributions to Shareholders	—	(2,603)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	2,342	2,442
Distributions Reinvested	—	111
Redeemed	(4,102)	(5,813)
Class A:
Subscribed	1,141	2,101
Distributions Reinvested	—	760
Redeemed	(18,403)	(20,524)
Class L:
Exchanged	— @	92
Distributions Reinvested	—	43
Redeemed	(753)	(1,225)
Class C:
Subscribed	40	132
Distributions Reinvested	—	7
Redeemed	(661)	(660)
Class R6:
Subscribed	10,087	70,059
Distributions Reinvested	—	1,669
Redeemed	(579)	(567)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(10,888)	48,627
Total Increase in Net Assets	101,199	101,789
Net Assets:
Beginning of Period	512,853	411,064
End of Period	$614,052	$512,853

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Global Strategist Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Year Ended September 30, 2024 (000)	Year Ended September 30, 2023 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	137	160
Shares Issued on Distributions Reinvested	—	7
Shares Redeemed	(246)	(383)
Net Decrease in Class I Shares Outstanding	(109)	(216)
Class A:
Shares Subscribed	67	141
Shares Issued on Distributions Reinvested	—	51
Shares Redeemed	(1,105)	(1,366)
Net Decrease in Class A Shares Outstanding	(1,038)	(1,174)
Class L:
Shares Exchanged	— @@	6
Shares Issued on Distributions Reinvested	—	3
Shares Redeemed	(46)	(83)
Net Decrease in Class L Shares Outstanding	(46)	(74)
Class C:
Shares Subscribed	2	9
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(41)	(46)
Net Decrease in Class C Shares Outstanding	(39)	(36)
Class R6:
Shares Subscribed	537	4,585
Shares Issued on Distributions Reinvested	—	111
Shares Redeemed	(33)	(38)
Net Increase in Class R6 Shares Outstanding	504	4,658

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Consolidated Financial Highlights

Global Strategist Portfolio

	Class I
	Year Ended September 30,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$15.34		$13.58		$18.74		$16.08		$15.45
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.45		0.34		0.19		0.16		0.17
Net Realized and Unrealized Gain (Loss)	2.99		1.51		(3.94)		2.73		0.74
Total from Investment Operations	3.44		1.85		(3.75)		2.89		0.91
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)		(0.12)		(0.22)		(0.03)
Net Realized Gain	—		—		(1.29)		(0.01)		(0.25)
Total Distributions	—		(0.09)		(1.41)		(0.23)		(0.28)
Net Asset Value, End of Period	$18.78		$15.34		$13.58		$18.74		$16.08
Total Return(2)	22.35	%(3)	13.72%		(21.73)%		18.10%		5.93%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$18,622		$16,888		$17,886		$26,745		$34,031
Ratio of Expenses Before Expense Limitation	0.81%		0.85%		0.83%		0.76%		0.84%
Ratio of Expenses After Expense Limitation	0.69	%(4)(5)	0.72	%(5)	0.72	%(5)	0.73	%(5)	0.72	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		0.73	%(5)	N/A
Ratio of Net Investment Income	2.62	%(4)(5)	2.23	%(5)	1.13	%(5)	0.90	%(5)	1.14	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.02%		0.02%		0.02%		0.01%		0.02%
Portfolio Turnover Rate	93%		91%		93%		115%		109%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Refer to Note B in the Notes to Consolidated Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(4)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	0.72%	2.59%

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Consolidated Financial Highlights

Global Strategist Portfolio

	Class A
	Year Ended September 30,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$15.12		$13.41		$18.53		$15.91		$15.30
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.39		0.29		0.14		0.12		0.13
Net Realized and Unrealized Gain (Loss)	2.94		1.50		(3.90)		2.68		0.73
Total from Investment Operations	3.33		1.79		(3.76)		2.80		0.86
Distributions from and/or in Excess of:
Net Investment Income	—		(0.08)		(0.07)		(0.17)		—
Net Realized Gain	—		—		(1.29)		(0.01)		(0.25)
Total Distributions	—		(0.08)		(1.36)		(0.18)		(0.25)
Net Asset Value, End of Period	$18.45		$15.12		$13.41		$18.53		$15.91
Total Return(2)	22.02	%(3)	13.35%		(21.99)%		17.72%		5.65%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$144,645		$134,213		$134,814		$188,317		$170,643
Ratio of Expenses Before Expense Limitation	1.01%		1.04%		1.05%		1.02%		1.08%
Ratio of Expenses After Expense Limitation	0.96	%(4)(5)	1.01	%(5)	1.04	%(5)	1.01	%(5)	1.02	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.01	%(5)	N/A
Ratio of Net Investment Income	2.34	%(4)(5)	1.93	%(5)	0.84	%(5)	0.67	%(5)	0.87	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.02%		0.02%		0.02%		0.01%		0.02%
Portfolio Turnover Rate	93%		91%		93%		115%		109%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Refer to Note B in the Notes to Consolidated Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(4)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	0.99%	2.31%

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Consolidated Financial Highlights

Global Strategist Portfolio

	Class L
	Year Ended September 30,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$14.79		$13.17		$18.24		$15.67		$15.15
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.30		0.21		0.05		0.03		0.05
Net Realized and Unrealized Gain (Loss)	2.87		1.47		(3.83)		2.64		0.72
Total from Investment Operations	3.17		1.68		(3.78)		2.67		0.77
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)		—		(0.09)		—
Net Realized Gain	—		—		(1.29)		(0.01)		(0.25)
Total Distributions	—		(0.06)		(1.29)		(0.10)		(0.25)
Net Asset Value, End of Period	$17.96		$14.79		$13.17		$18.24		$15.67
Total Return(2)	21.43	%(3)	12.69%		(22.33)%		17.09%		5.10%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$11,033		$9,768		$9,674		$13,359		$12,773
Ratio of Expenses Before Expense Limitation	1.53%		1.56%		1.56%		1.53%		1.60%
Ratio of Expenses After Expense Limitation	1.48	%(4)(5)	1.54	%(5)	1.55	%(5)	1.52	%(5)	1.54	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.52	%(5)	N/A
Ratio of Net Investment Income	1.83	%(4)(5)	1.40	%(5)	0.34	%(5)	0.16	%(5)	0.36	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.02%		0.02%		0.02%		0.01%		0.02%
Portfolio Turnover Rate	93%		91%		93%		115%		109%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Refer to Note B in the Notes to Consolidated Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(4)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	1.51%	1.80%

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Consolidated Financial Highlights

Global Strategist Portfolio

	Class C
	Year Ended September 30,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$14.52		$12.96		$18.02		$15.49		$15.02
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.24		0.16		0.02		(0.02)		0.01
Net Realized and Unrealized Gain (Loss)	2.81		1.45		(3.79)		2.61		0.71
Total from Investment Operations	3.05		1.61		(3.77)		2.59		0.72
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)		—		(0.05)		—
Net Realized Gain	—		—		(1.29)		(0.01)		(0.25)
Total Distributions	—		(0.05)		(1.29)		(0.06)		(0.25)
Net Asset Value, End of Period	$17.57		$14.52		$12.96		$18.02		$15.49
Total Return(2)	21.01	%(3)	12.45%		(22.62)%		16.79%		4.81%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,076		$1,457		$1,771		$2,236		$1,435
Ratio of Expenses Before Expense Limitation	1.98%		1.97%		1.92%		1.90%		1.98%
Ratio of Expenses After Expense Limitation	1.79	%(4)(5)	1.82	%(5)	1.82	%(5)	1.83	%(5)	1.82	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.83	%(5)	N/A
Ratio of Net Investment Income (Loss)	1.52	%(4)(5)	1.13	%(5)	0.11	%(5)	(0.11	)%(5)	0.07	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.02%		0.02%		0.02%		0.01%		0.02%
Portfolio Turnover Rate	93%		91%		93%		115%		109%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Refer to Note B in the Notes to Consolidated Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(4)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	1.82%	1.49%

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Consolidated Financial Highlights

Global Strategist Portfolio

	Class R6(1)
	Year Ended September 30,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$15.35		$13.59		$18.75		$16.10		$15.46
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.46		0.35		0.20		0.20		0.19
Net Realized and Unrealized Gain (Loss)	2.99		1.50		(3.94)		2.69		0.74
Total from Investment Operations	3.45		1.85		(3.74)		2.89		0.93
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)		(0.13)		(0.23)		(0.04)
Net Realized Gain	—		—		(1.29)		(0.01)		(0.25)
Total Distributions	—		(0.09)		(1.42)		(0.24)		(0.29)
Net Asset Value, End of Period	$18.80		$15.35		$13.59		$18.75		$16.10
Total Return(3)	22.48	%(4)	13.64%		(21.67)%		18.07%		6.02%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$438,676		$350,527		$246,919		$307,783		$159,238
Ratio of Expenses Before Expense Limitation	0.68%		0.70%		0.71%		N/A		0.75%
Ratio of Expenses After Expense Limitation	0.63	%(5)(6)	0.68	%(6)	0.69	%(6)	0.68	%(6)	0.69	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		0.68	%(6)	N/A
Ratio of Net Investment Income	2.67	%(5)(6)	2.26	%(6)	1.22	%(6)	1.06	%(6)	1.21	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.02%		0.02%		0.02%		0.01%		0.02%
Portfolio Turnover Rate	93%		91%		93%		115%		109%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Refer to Note B in the Notes to Consolidated Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(5)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	0.66%	2.64%

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of six separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). All Funds are considered diversified for purposes of the Act.

The Trust applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying consolidated financial statements relate to the Global Strategist Portfolio. The Fund seeks above-average total return over a market cycle of three to five years. The Fund has issued five classes of shares — Class I, Class A, Class L, Class C and Class R6. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased.

The Fund has suspended offering Class L shares for sale to all investors. Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Global Strategist Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity related instruments and other investments, primarily futures, swaps and notes. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of September 30, 2024, the Subsidiary represented approximately $51,805,168 or approximately 8.44% of the net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Consolidated Financial Statements (cont'd)

exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-thecounter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange. Total return swaps may also be fair valued using direct accrual/return calculations if prices on the reference asset on the total return leg of the swap are available from a pricing service/vendor for such instrument. In the event that the reference asset on the total return leg of the swap is a benchmark index, then price of such reference asset may be obtained from a pricing service provider or from the benchmark index sponsor; (6) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (7) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Consolidated Financial Statements (cont'd)

purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$25,269	$—	$25,269
Asset-Backed Securities	—	3,638	—	3,638
Commercial Mortgage-Backed Securities	—	5,120	—	5,120
Corporate Bonds	—	51,874	—	51,874
Mortgages — Other	—	7,989	—	7,989
Municipal Bond	—	265	—	265
Sovereign	—	105,565	—	105,565
Supranational	—	4,360	—	4,360
U.S. Treasury Securities	—	42,241	—	42,241
Total Fixed Income Securities	—	246,321	—	246,321
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks
Aerospace & Defense	$3,182	$1,794	$—		$4,976
Air Freight & Logistics	630	388	—		1,018
Automobile Components	117	159	—		276
Automobiles	2,758	1,000	—		3,758
Banks	7,502	22,838	—		30,340
Beverages	2,257	1,075	—		3,332
Biotechnology	3,264	760	—		4,024
Broadline Retail	6,244	606	—		6,850
Building Products	1,096	567	—		1,663
Capital Markets	5,238	2,299	—		7,537
Chemicals	2,503	1,897	—		4,400
Commercial Services & Supplies	1,244	195	—		1,439
Communications Equipment	1,351	206	—		1,557
Construction & Engineering	404	512	—		916
Construction Materials	421	387	—		808
Consumer Finance	900	—	—		900
Consumer Staples Distribution & Retail	3,507	680	—		4,187
Containers & Packaging	458	31	—		489
Distributors	144	22	—		166
Diversified Consumer Services	—	39	—		39
Diversified REITs	44	351	—		395
Diversified Telecommunication Services	1,194	1,313	—		2,507
Electric Utilities	2,797	1,393	—		4,190
Electrical Equipment	1,276	1,528	—		2,804
Electronic Equipment, Instruments & Components	925	162	—		1,087
Energy Equipment & Services	394	35	—	†	429	†
Entertainment	2,191	153	—		2,344
Financial Services	6,023	789	—		6,812
Food Products	1,192	1,970	—		3,162
Gas Utilities	103	123	—		226
Ground Transportation	2,350	27	—		2,377
Health Care Equipment & Supplies	3,733	1,267	—		5,000
Health Care Providers & Services	3,930	199	—		4,129
Health Care REITs	445	—	—		445
Health Care Technology	104	35	—		139
Hotel & Resort REITs	40	—	—		40
Hotels, Restaurants & Leisure	3,430	1,012	—		4,442
Household Durables	613	154	—		767
Household Products	1,888	405	—		2,293
Independent Power & Renewable Electricity Producers	221	214	—		435
Industrial Conglomerates	680	979	—		1,659
Industrial REITs	378	133	—		511
Information Technology Services	2,792	171	—		2,963
Insurance	4,433	3,736	—		8,169
Interactive Media & Services	10,081	188	—		10,269

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Consolidated Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Investment Company	$—	$—		$—	†	$—	†
Leisure Products	10	—		—		10
Life Sciences Tools & Services	2,159	370		—		2,529
Machinery	2,813	1,620		—		4,433
Marine Transportation	—	136		—		136
Media	993	275		—		1,268
Metals & Mining	1,571	2,255		—	†	3,826	†
Mortgage Real Estate Investment	33	—		—		33
Multi-Utilities	1,044	783		—		1,827
Office REITs	39	51		—		90
Oil, Gas & Consumable Fuels	7,003	2,883		—		9,886
Paper & Forest Products	26	211		—		237
Passenger Airlines	51	77		—		128
Personal Care Products	218	1,509		—		1,727
Pharmaceuticals	5,877	6,681		—		12,558
Professional Services	1,343	1,143		—		2,486
Real Estate Management & Development	293	510		—		803
Residential REITs	618	—		—		618
Retail REITs	460	275		—		735
Semiconductors & Semiconductor Equipment	17,635	1,976		—		19,611
Software	17,327	1,529		—		18,856
Specialized REITs	1,705	—		—		1,705
Specialty Retail	3,236	459		—		3,695
Tech Hardware, Storage & Peripherals	11,642	63		—		11,705
Textiles, Apparel & Luxury Goods	561	2,092		—		2,653
Tobacco	895	470		—		1,365
Trading Companies & Distributors	766	468		—		1,234
Transportation Infrastructure	—	284		—		284
Water Utilities	124	90		—		214
Wireless Telecommunication Services	423	137		—		560
Total Common Stocks	173,342	78,139		—	†	251,481	†
Rights	—	—	@	—		—	@
Warrants	—	—	†	—		—	†
Short-Term Investments
Investment Company	102,364	—		—		102,364
U.S. Treasury Securities	—	15,805		—		15,805
Total Short-Term Investments	102,364	15,805		—		118,169
Foreign Currency Forward Exchange Contracts	—	1,802		—		1,802
Futures Contracts	222	—		—		222
Centrally Cleared Interest Rate Swap Agreements	—	363		—		363
Total Return Swap Agreements	—	6,099		—		6,099
Total Assets	275,928	348,529	†	—	†	624,457	†
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Liabilities:
Foreign Currency Forward Exchange Contracts	$—	$(1,268)	$—		$(1,268)
Futures Contracts	(888)	—	—		(888)
Total Return Swap Agreements	—	(1,952)	—		(1,952)
Total Liabilities	(888)	(3,220)	—		(4,108)
Total	$275,040	$345,309 †	$—	†	$620,349 †

†  Includes one or more securities valued at zero.

@  Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2024	$—

†  Includes one or more securities valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Consolidated Financial Statements (cont'd)

results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Consolidated Financial Statements (cont'd)

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks and brokers/dealers to purchase or sell foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin) and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contract. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Consolidated Financial Statements (cont'd)

positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the counterparty or clearing-house based on changes in the value of the contract or variation margin, respectively. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commodities Futures Trading Commission ("CFTC") approval of contracts for central clearing and exchange trading.

The Fund may enter into total return swaps in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include, but not be limited to, a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain long or short exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swaps may effectively add leverage to the Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder, and conversely, that the Fund will not be able to meet its obligation to the counterparty.

The Fund may enter into interest rate swaps which is an agreement between two parties to exchange their respective commitments to pay or receive interest. Interest rate swaps are generally entered into on a net basis. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of market loss with respect to interest rate swaps is typically limited to the net amount of interest payments that the Fund is contractually obligated to make.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Consolidated Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Consolidated Statement of Assets and Liabilities. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swap agreement in the Statement Operations, in addition to any realized gains (loss) recorded upon the termination of swap agreements.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of September 30, 2024:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$1,802
Futures Contracts	Variation Margin on Futures Contracts	Commodity Risk	75	(a)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	2	(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	145	(a)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	363	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	6,099
Total			$8,486

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Consolidated Financial Statements (cont'd)

	Liability Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(1,268)
Futures Contracts	Variation Margin on Futures Contracts	Commodity Risk	(93	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	(685	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(110	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk	(1,952)
Total			$(4,108)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Consolidated Portfolio of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended September 30, 2024 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(2,337)
Commodity Risk	Futures Contracts	(559)
Equity Risk	Futures Contracts	(85)
Interest Rate Risk	Futures Contracts	(1,059)
Currency Risk	Futures Contracts	43
Equity Risk	Swap Agreements	23,244
Interest Rate Risk	Swap Agreements	(7,660)
Total		$11,587
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$961
Commodity Risk	Futures Contracts	(769)
Equity Risk	Futures Contracts	(546)
Interest Rate Risk	Futures Contracts	165
Equity Risk	Swap Agreements	5,997
Interest Rate Risk	Swap Agreements	198
Total		$6,006

At September 30, 2024, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives(a)	Assets(b) (000)	Liabilities(b) (000)
Foreign Currency Forward Exchange Contracts	$1,802	$(1,268)
Swap Agreements	6,099	(1,952)
Total	$7,901	$(3,220)

(a) Excludes exchange-traded derivatives.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Consolidated Financial Statements (cont'd)

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of September 30, 2024:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received(a) (000)	Net Amount (not less than $0) (000)
Australia & New Zealand Banking Group Ltd.	$1		$(1)	$—	$0
Bank of America NA	69		(27)	—	42
Bank of New York Mellon	—	@	—	—	—	@
Barclays Bank PLC	3,134		(568)	(2,566)	0
BNP Paribas SA	332		(331)	(1)	0
Citibank NA	1		(— @)	—	1
Goldman Sachs International	3,234		(414)	(2,820)	0
JPMorgan Chase Bank NA	425		(425)	—	0
State Street Bank and Trust Co.	2		—	—	2
UBS AG	703		(19)	(235)	449
Total	$7,901		$(1,785)	$(5,622)	$494
Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Pledged(a) (000)	Net Amount (not less than $0) (000)
Australia & New Zealand Banking Group Ltd.	$10		$(1)	$—	$9
Bank of America NA	27		(27)	—	0
Barclays Bank PLC	568		(568)	—	0
BNP Paribas SA	1,167		(331)	(170)	666
Citibank NA	—	@	(— @)	—	0
Goldman Sachs International	655		(414)	(241)	0
JPMorgan Chase Bank NA	489		(425)	—	64
Standard Chartered Bank	—	@	—	—	—	@
UBS AG	304		(19)	—	285
Total	$3,220		$(1,785)	$(411)	$1,024

@ Value is less than $500.

(a) In some instances, the actual collateral received or pledged may be more than the amount shown here due to overcollateralization.

For the year ended September 30, 2024, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$138,817,000
Futures Contracts:
Average monthly notional value	$160,412,000
Swap Agreements:
Average monthly notional amount	$115,850,000

5.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when- issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

6.  Indemnifications: The Trust enters into contracts that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Consolidated Financial Statements (cont'd)

respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.45% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.74% for Class I shares, 1.09% for Class A shares, 1.59% for Class L shares, 1.84% for Class C shares and 0.71% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the year ended September 30, 2024, approximately $14,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

The Adviser agreed to reimburse the Fund for prior years overpayment of transfer agency and sub transfer agency fees. This was reflected as "Reimbursement of Transfer Agency and Sub Transfer Agency Fees" in the Consolidated Statement of Operations.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Consolidated Financial Statements (cont'd)

shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Trust pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended September 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to approximately $4,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the year ended September 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $220,756,000 and $220,739,000, respectively. For the year ended September 30, 2024, purchases and sales of long-term U.S. Government securities were approximately $274,997,000 and $257,525,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended

September 30, 2024, advisory fees paid were reduced by approximately $111,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the year ended September 30, 2024 is as follows:

Affiliated Investment Company	Value September 30, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$74,041	$292,254	$263,931	$3,931
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value September 30, 2024 (000)
Liquidity Fund	$—	$—	$102,364

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the year ended September 30, 2024, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended September 30, 2024, included in "Trustees' Fees and Expenses" in the Consolidated Statement of Operations amounted to approximately $2,000. At September 30, 2024, the Fund had an accrued pension liability of approximately $35,000, which is reflected as "Payable for Trustees' Fees and Expenses" in the Consolidated Statement of Assets and Liabilities.

Each Trustee receives an annual retainer fee for serving as a Trustee of the Morgan Stanley Funds. The aggregate compensation paid to each Trustee is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The fund also

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Consolidated Financial Statements (cont'd)

reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 Distributions Paid From:	2023 Distributions Paid From:
Ordinary Income (000)	Ordinary Income (000)
$—	$2,603

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to tax adjustments related to the Subsidiary, resulted in the following reclassifications among the components of net assets at September 30, 2024.

Total Distributable Earnings (000)	Paid-in- Capital (000)
$4,960	$(4,960)

At September 30, 2024, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$13,393	$—

During the year ended September 30, 2024, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $7,695,000.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Consolidated Financial Statements (cont'd)

the year ended September 30, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At September 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 90.9%.

K. Market Risk and Risks Relating to Certain Financial Instruments

Market: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

Bitcoin: The Fund may gain exposure to cryptocurrencies by investing in the Subsidiary. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. The value of Fund's investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Fund's exposure to cryptocurrency could result in substantial losses to the Fund.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders of Global Strategist Portfolio and the
Board of Trustees of Morgan Stanley Institutional Fund Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of Global Strategist Portfolio (the "Fund") (one of the funds constituting Morgan Stanley Institutional Fund Trust (the "Trust")), including the consolidated portfolio of investments, as of September 30, 2024, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (one of the funds constituting Morgan Stanley Institutional Fund Trust) at September 30, 2024, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended and its consolidated financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
November 26, 2024

Morgan Stanley Institutional Fund Trust

September 30, 2024

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-year period but below its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Morgan Stanley Institutional Fund Trust

September 30, 2024

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

MBAAX-NCSR 9.30.24

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Annual Financial Statements and Additional Information

September 30, 2024

Morgan Stanley Institutional Fund Trust

September 30, 2024

Table of Contents (unaudited)

Portfolio of Investments	2
Statement of Assets and Liabilities	8
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	13
Notes to Financial Statements	19
Report of Independent Registered Public Accounting Firm	26
Investment Advisory Agreement Approval	27
Federal Tax Notice	29

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

September 30, 2024

Portfolio of Investments

High Yield Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (97.7%)
Corporate Bonds (90.8%)
Basic Materials (3.6%)
Eldorado Gold Corp.
6.25%, 9/1/29 (a)	$365	$365
First Quantum Minerals Ltd.
9.38%, 3/1/29 (a)	400	425
HB Fuller Co.
4.25%, 10/15/28	315	302
Herens Holdco SARL
4.75%, 5/15/28 (a)	490	428
Huntsman International LLC
5.70%, 10/15/34	75	74
IAMGOLD Corp.
5.75%, 10/15/28 (a)	374	371
Novelis Corp.
4.75%, 1/30/30 (a)	155	150
Nufarm Australia Ltd./Nufarm Americas, Inc.
5.00%, 1/27/30 (a)	300	279
		2,394
Communications (10.9%)
Arches Buyer, Inc.
6.13%, 12/1/28 (a)	830	711
Block Communications, Inc.
4.88%, 3/1/28 (a)	398	376
C&W Senior Finance Ltd.
6.88%, 9/15/27 (a)	465	464
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 2/1/31 (a)	255	225
5.00%, 2/1/28 (a)	345	336
Ciena Corp.
4.00%, 1/31/30 (a)	190	180
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/28 (a)	370	331
CSC Holdings LLC
5.38%, 2/1/28 (a)	200	169
5.50%, 4/15/27 (a)	430	379
GCI LLC
4.75%, 10/15/28 (a)	300	288
LCPR Senior Secured Financing DAC
6.75%, 10/15/27 (a)	320	293
Level 3 Financing, Inc.
4.88%, 6/15/29 (a)	400	338
Midcontinent Communications
8.00%, 8/15/32 (a)	400	408
Sable International Finance Ltd.
5.75%, 9/7/27 (a)	249	249
Spotify USA, Inc.
0.00%, 3/15/26	140	139
Townsquare Media, Inc.
6.88%, 2/1/26 (a)	530	529
	Face Amount (000)	Value (000)
Viavi Solutions, Inc.
3.75%, 10/1/29 (a)	$445	$404
Virgin Media Finance PLC
5.00%, 7/15/30 (a)	370	326
Wayfair LLC
7.25%, 10/31/29 (a)(b)	295	303
Ziff Davis, Inc.
4.63%, 10/15/30 (a)	405	381
Ziggo BV
4.88%, 1/15/30 (a)	350	333
		7,162
Consumer, Cyclical (17.8%)
Allwyn Entertainment Financing UK PLC
7.88%, 4/30/29 (a)	245	258
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 4/20/26 (a)	130	130
Arko Corp.
5.13%, 11/15/29 (a)	530	493
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 4/1/30 (a)	185	177
BCPE Empire Holdings, Inc.
7.63%, 5/1/27 (a)	270	271
Boyne USA, Inc.
4.75%, 5/15/29 (a)	350	337
Caesars Entertainment, Inc.
4.63%, 10/15/29 (a)	180	171
Cars.com, Inc.
6.38%, 11/1/28 (a)	350	353
CD&R Smokey Buyer, Inc./Radio Systems Corp.
9.50%, 10/15/29 (a)(b)	275	276
Cougar JV Subsidiary LLC
8.00%, 5/15/32 (a)	250	265
Dealer Tire LLC/DT Issuer LLC
8.00%, 2/1/28 (a)	228	227
DraftKings Holdings, Inc.
0.00%, 3/15/28	490	427
Dream Finders Homes, Inc.
8.25%, 8/15/28 (a)	260	275
Evergreen Acqco 1 LP/TVI, Inc.
9.75%, 4/26/28 (a)	198	209
Everi Holdings, Inc.
5.00%, 7/15/29 (a)	265	264
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 4/1/29 (a)	475	445
Full House Resorts, Inc.
8.25%, 2/15/28 (a)	175	175
Genting New York LLC/GENNY Capital, Inc.
7.25%, 10/1/29 (a)	200	203
GYP Holdings III Corp.
4.63%, 5/1/29 (a)	135	129
Hanesbrands, Inc.
9.00%, 2/15/31 (a)	235	254

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund Trust

September 30, 2024

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Consumer, Cyclical (cont'd)
Jacobs Entertainment, Inc.
6.75%, 2/15/29 (a)	$175	$171
JB Poindexter & Co., Inc.
8.75%, 12/15/31 (a)	445	471
Lindblad Expeditions Holdings, Inc.
9.00%, 5/15/28 (a)	244	255
Lindblad Expeditions LLC
6.75%, 2/15/27 (a)	235	237
Macy's Retail Holdings LLC
4.50%, 12/15/34	410	344
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 5/1/29 (a)	215	206
NCL Corp. Ltd.
6.25%, 3/1/30 (a)	390	390
New Home Co., Inc.
9.25%, 10/1/29 (a)	565	596
NMG Holding Co., Inc./Neiman Marcus Group LLC
8.50%, 10/1/28 (a)	289	294
Patrick Industries, Inc.
4.75%, 5/1/29 (a)	375	357
Real Hero Merger Sub 2, Inc.
6.25%, 2/1/29 (a)	510	444
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC
6 Month Term SOFR + 6.05%, 11.36%, 10/15/26 (a)(c)	430	435
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/1/27 (a)	635	625
STL Holding Co. LLC
8.75%, 2/15/29 (a)	350	373
Thor Industries, Inc.
4.00%, 10/15/29 (a)	215	200
Velocity Vehicle Group LLC
8.00%, 6/1/29 (a)	135	141
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38%, 2/1/30 (a)	130	112
9.50%, 6/1/28 (a)	420	411
White Cap Buyer LLC
6.88%, 10/15/28 (a)	295	298
		11,699
Consumer, Non-Cyclical (16.5%)
AHP Health Partners, Inc.
5.75%, 7/15/29 (a)	482	475
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 6/1/29 (a)	355	318
9.75%, 7/15/27 (a)	310	311
Alta Equipment Group, Inc.
9.00%, 6/1/29 (a)	305	273
	Face Amount (000)	Value (000)
AMN Healthcare, Inc.
4.00%, 4/15/29 (a)	$270	$253
APi Group DE, Inc.
4.13%, 7/15/29 (a)	185	174
Block, Inc.
0.25%, 11/1/27	350	303
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28 (a)	230	224
7.63%, 7/1/29 (a)	295	310
Esc Cb National Cineme
0.00%, 8/15/26 (d)(e)(f)	600	—
Fiesta Purchaser, Inc.
9.63%, 9/15/32 (a)	200	207
Fortrea Holdings, Inc.
7.50%, 7/1/30 (a)	141	142
Garda World Security Corp.
8.25%, 8/1/32 (a)	170	174
9.50%, 11/1/27 (a)	295	296
HealthEquity, Inc.
4.50%, 10/1/29 (a)	145	140
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 4/30/28 (a)	494	529
Hertz Corp.
4.63%, 12/1/26 (a)	440	347
Ingles Markets, Inc.
4.00%, 6/15/31 (a)	415	380
LifePoint Health, Inc.
5.38%, 1/15/29 (a)	608	575
10.00%, 6/1/32 (a)	180	198
Mavis Tire Express Services Topco Corp.
6.50%, 5/15/29 (a)	479	461
Molina Healthcare, Inc.
3.88%, 5/15/32 (a)	247	226
Option Care Health, Inc.
4.38%, 10/31/29 (a)	205	195
P&L Development LLC/PLD Finance Corp.
7.75%, 11/15/25 (a)	590	580
Performance Food Group, Inc.
6.13%, 9/15/32 (a)	115	118
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 8/15/32 (a)	130	136
Signal Parent, Inc.
6.13%, 4/1/29 (a)	350	217
Sotheby's
7.38%, 10/15/27 (a)	250	242
Spectrum Brands, Inc.
3.88%, 3/15/31 (a)	190	167
Surgery Center Holdings, Inc.
7.25%, 4/15/32 (a)	145	152
TriNet Group, Inc.
3.50%, 3/1/29 (a)	390	363

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund Trust

September 30, 2024

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Consumer, Non-Cyclical (cont'd)
Triton Water Holdings, Inc.
6.25%, 4/1/29 (a)	$321	$321
U.S. Acute Care Solutions LLC
9.75%, 5/15/29 (a)	135	140
Varex Imaging Corp.
7.88%, 10/15/27 (a)	315	322
VM Consolidated, Inc.
5.50%, 4/15/29 (a)	310	308
VT Topco, Inc.
8.50%, 8/15/30 (a)	240	256
Wand NewCo 3, Inc.
7.63%, 1/30/32 (a)	173	182
WASH Multifamily Acquisition, Inc.
5.75%, 4/15/26 (a)	345	343
ZipRecruiter, Inc.
5.00%, 1/15/30 (a)	510	462
		10,820
Energy (8.5%)
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 4/1/28 (a)	120	121
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.25%, 7/15/32 (a)	245	257
CNX Midstream Partners LP
4.75%, 4/15/30 (a)	175	164
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 6/15/31 (a)	325	319
EQM Midstream Partners LP
4.75%, 1/15/31 (a)	150	145
Global Partners LP/GLP Finance Corp.
6.88%, 1/15/29	355	357
8.25%, 1/15/32 (a)	50	52
Kodiak Gas Services LLC
7.25%, 2/15/29 (a)	215	223
Kraken Oil & Gas Partners LLC
7.63%, 8/15/29 (a)	310	310
Martin Midstream Partners LP/Martin Midstream Finance Corp.
11.50%, 2/15/28 (a)	310	341
Matador Resources Co.
6.25%, 4/15/33 (a)	310	306
6.50%, 4/15/32 (a)	195	195
NextEra Energy Partners LP
0.00%, 11/15/25 (a)	810	760
Oceaneering International, Inc.
6.00%, 2/1/28	375	376
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
7.88%, 11/1/28 (a)	265	277
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 1/15/28 (a)	210	203
6.00%, 12/31/30 (a)	225	214
	Face Amount (000)	Value (000)
Vermilion Energy, Inc.
6.88%, 5/1/30 (a)	$430	$430
Vital Energy, Inc.
7.88%, 4/15/32 (a)	525	509
		5,559
Finance (10.4%)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.75%, 10/15/27 (a)	100	100
AmWINS Group, Inc.
4.88%, 6/30/29 (a)	440	422
Castlelake Aviation Finance DAC
5.00%, 4/15/27 (a)	490	493
Compass Group Diversified Holdings LLC
5.25%, 4/15/29 (a)	220	214
CTR Partnership LP/CareTrust Capital Corp.
3.88%, 6/30/28 (a)	460	439
Focus Financial Partners LLC
6.75%, 9/15/31 (a)	145	147
GGAM Finance Ltd.
5.88%, 3/15/30 (a)	180	181
6.88%, 4/15/29 (a)	240	250
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.75%, 12/15/27 (a)	300	280
Greystar Real Estate Partners LLC
7.75%, 9/1/30 (a)	255	271
HAT Holdings I LLC/HAT Holdings II LLC
3.75%, 9/15/30 (a)	425	384
Hightower Holding LLC
6.75%, 4/15/29 (a)	55	53
9.13%, 1/31/30 (a)	190	198
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 5/15/27	490	470
Iron Mountain, Inc.
4.88%, 9/15/29 (a)	180	176
5.25%, 7/15/30 (a)	205	203
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29 (a)	475	458
7.13%, 4/30/31 (a)	75	80
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 8/15/28 (a)	560	533
Jefferson Capital Holdings LLC
6.00%, 8/15/26 (a)	239	239
National Health Investors, Inc.
3.00%, 2/1/31	450	393
Panther Escrow Issuer LLC
7.13%, 6/1/31 (a)	190	199
Pebblebrook Hotel LP/PEB Finance Corp.
6.38%, 10/15/29 (a)(b)	55	55
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27	150	148

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

September 30, 2024

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.88%, 3/1/31 (a)	$205	$189
StoneX Group, Inc.
7.88%, 3/1/31 (a)	265	282
		6,857
Industrials (16.8%)
AAR Escrow Issuer LLC
6.75%, 3/15/29 (a)	340	354
ACProducts Holdings, Inc.
6.38%, 5/15/29 (a)	475	295
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/28 (a)	377	395
Arcosa, Inc.
6.88%, 8/15/32 (a)	130	136
Artera Services LLC
8.50%, 2/15/31 (a)	335	332
Atkore, Inc.
4.25%, 6/1/31 (a)	295	270
Bombardier, Inc.
6.00%, 2/15/28 (a)	170	171
7.25%, 7/1/31 (a)	160	169
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00%, 2/1/26 (a)	155	155
Cargo Aircraft Management, Inc.
4.75%, 2/1/28 (a)	300	288
Carriage Purchaser, Inc.
7.88%, 10/15/29 (a)	360	335
Coherent Corp.
5.00%, 12/15/29 (a)	185	181
CP Atlas Buyer, Inc.
7.00%, 12/1/28 (a)	414	384
Dycom Industries, Inc.
4.50%, 4/15/29 (a)	400	386
EnerSys
4.38%, 12/15/27 (a)	305	297
6.63%, 1/15/32 (a)	144	149
Enviri Corp.
5.75%, 7/31/27 (a)	632	621
EquipmentShare.com, Inc.
8.00%, 3/15/33 (a)	115	118
9.00%, 5/15/28 (a)	410	429
Esab Corp.
6.25%, 4/15/29 (a)	130	134
GFL Environmental, Inc.
4.75%, 6/15/29 (a)	155	151
Great Lakes Dredge & Dock Corp.
5.25%, 6/1/29 (a)	510	475
Madison IAQ LLC
5.88%, 6/30/29 (a)	285	278
	Face Amount (000)	Value (000)
Moog, Inc.
4.25%, 12/15/27 (a)	$300	$292
Mueller Water Products, Inc.
4.00%, 6/15/29 (a)	210	200
New Enterprise Stone & Lime Co., Inc.
5.25%, 7/15/28 (a)	245	239
Reworld Holding Corp.
4.88%, 12/1/29 (a)	270	254
5.00%, 9/1/30	105	99
Seaspan Corp.
5.50%, 8/1/29 (a)	400	381
Terex Corp.
6.25%, 10/15/32 (a)(b)	430	435
TK Elevator U.S. Newco, Inc.
5.25%, 7/15/27 (a)	325	322
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (a)	185	206
TriMas Corp.
4.13%, 4/15/29 (a)	405	388
Trivium Packaging Finance BV
8.50%, 8/15/27 (a)	375	376
TTM Technologies, Inc.
4.00%, 3/1/29 (a)	270	256
Vontier Corp.
2.95%, 4/1/31	350	305
Waste Pro USA, Inc.
5.50%, 2/15/26 (a)	410	409
Watco Cos. LLC/Watco Finance Corp.
7.13%, 8/1/32 (a)	265	276
Wrangler Holdco Corp.
6.63%, 4/1/32 (a)	90	94
		11,035
Technology (4.3%)
Amentum Escrow Corp.
7.25%, 8/1/32 (a)	75	78
AthenaHealth Group, Inc.
6.50%, 2/15/30 (a)	430	413
Clarivate Science Holdings Corp.
4.88%, 7/1/29 (a)	135	130
Cloud Software Group, Inc.
9.00%, 9/30/29 (a)	345	351
Dye & Durham Ltd.
8.63%, 4/15/29 (a)	315	334
KBR, Inc.
4.75%, 9/30/28 (a)	380	364
Rackspace Technology Global, Inc.
5.38%, 12/1/28 (a)	340	103
ROBLOX Corp.
3.88%, 5/1/30 (a)	420	391
Rocket Software, Inc.
6.50%, 2/15/29 (a)	715	681
		2,845

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

September 30, 2024

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Utilities (2.0%)
Leeward Renewable Energy Operations LLC
4.25%, 7/1/29 (a)	$645	$609
Pike Corp.
5.50%, 9/1/28 (a)	200	196
8.63%, 1/31/31 (a)	125	134
TransAlta Corp.
7.75%, 11/15/29	325	343
		1,282
		59,653
Senior Loan Interests (6.9%)
Communications (0.9%)
PUG LLC 2024 Extended Term Loan B 1 Month SOFR + 4.75%, 9.60%, 3/15/30 (c)	604	604
Consumer, Cyclical (2.3%)
Hanesbrands, Inc. 2021 Term Loan 1 Month SOFR + 2.00%, 6.95%, 11/19/26 (c)	608	602
Peloton Interactive, Inc. 2024 Term Loan B 1 Month SOFR + 6.00%, 10.85%, 5/23/29 (c)	459	463
Petco Health & Wellness Co., Inc. 2021 Term Loan B 3 Month SOFR + 3.25%, 8.12%, 3/3/28 (c)	475	452
		1,517
Consumer, Non-Cyclical (0.8%)
AlixPartners LLP 2021 USD Term Loan B 1 Month USD SOFR + 2.50%, 7.46%, 2/4/28 (c)	190	191
Triton Water Holdings, Inc. Term Loan 3 Month SOFR + 3.25%, 8.12%, 3/31/28 (c)	337	337
		528
Energy (1.0%)
EPIC Y-Grade Services LP 2024 Term Loan B 3 Month SOFR + 5.75%, 11.07%, 6/29/29 (c)	650	649
Industrials (1.9%)
Grinding Media, Inc. 2021 Term Loan B 3 Month USD SOFR + 4.00%, 9.57%, 10/12/28 (c)	689	689
Iris Holding, Inc. Term Loan 3 Month SOFR + 4.75%, 10.10%, 6/28/28 (c)	597	565
		1,254
		4,552
Total Fixed Income Securities (Cost $62,338)		64,205
	Shares	Value (000)
Common Stocks (0.1%)
Automobile Components (0.0%)
Exide Technologies (f)(g)	592	$—
Diversified REITs (0.0%)‡
American Gilsonite Co. (g)	500	2
Machinery (0.1%)
Iracore Investment Holdings, Inc., Class A (f)(g)	470	83
Semiconductors & Semiconductor Equipment (0.0%)‡
UC Holdings, Inc. (g)	2,826	13
Total Common Stocks (Cost $151)		98
Short-Term Investment (1.7%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.85% (See Note G) (Cost $1,092)	1,092,444	1,092
Total Investments (99.5%) (Cost $63,581) (h)(i)		65,395
Other Assets in Excess of Liabilities (0.5%)		333
Net Assets (100.0%)		$65,728

‡  Amount is less than 0.05%.

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  When-issued security.

(c)  Floating or variable rate securities: The rates disclosed are as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)  Issuer in bankruptcy.

(e)  Non-income producing security; bond in default.

(f)  At September 30, 2024, the Fund held fair valued securities valued at approximately $83,000, representing 0.1% of net assets. These securities have been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Trust's (as defined herein) Trustees.

(g)  Non-income producing security.

(h)  Securities are available for collateral in connection with purchase of securities on a forward commitment basis.

(i)  At September 30, 2024, the aggregate cost for federal income tax purposes is approximately $63,730,000. The aggregate gross unrealized appreciation is approximately $3,465,000 and the aggregate gross unrealized depreciation is approximately $803,000, resulting in net unrealized appreciation of approximately $2,662,000.

DAC  Designated Activity Company.

SOFR  Secured Overnight Financing Rate.

USD  United States Dollar.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

September 30, 2024

Portfolio of Investments (cont'd)

High Yield Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Consumer, Cyclical	20.2%
Industrials	18.8
Consumer, Non-Cyclical	17.3
Communications	11.9
Other*	11.8
Finance	10.5
Energy	9.5
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

September 30, 2024

High Yield Portfolio

Statement of Assets and Liabilities	September 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $62,489)	$64,303
Investment in Security of Affiliated Issuer, at Value (Cost $1,092)	1,092
Total Investments in Securities, at Value (Cost $63,581)	65,395
Interest Receivable	1,124
Receivable for Investments Sold	1,093
Due from Adviser	49
Receivable for Fund Shares Sold	29
Receivable from Affiliate	7
Other Assets	56
Total Assets	67,753
Liabilities:
Payable for Investments Purchased	1,870
Payable for Professional Fees	93
Payable for Sub Transfer Agency Fees — Class I	21
Payable for Sub Transfer Agency Fees — Class A	1
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Custodian Fees	6
Payable for Shareholder Services Fees — Class A	2
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	3
Payable for Administration Fees	4
Payable for Transfer Agency Fees — Class I	2
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Payable for Transfer Agency Fees — Class IR	—	@
Payable for Fund Shares Redeemed	—	@
Other Liabilities	22
Total Liabilities	2,025
Net Assets	$65,728
Net Assets Consist of:
Paid-in-Capital	$96,338
Total Accumulated Loss	(30,610)
Net Assets	$65,728

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

September 30, 2024

High Yield Portfolio

Statement of Assets and Liabilities (cont'd)	September 30, 2024 (000)
CLASS I:
Net Assets	$46,008
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	5,297,417
Net Asset Value, Offering and Redemption Price Per Share	$8.68
CLASS A:
Net Assets	$11,489
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,326,444
Net Asset Value, Redemption Price Per Share	$8.66
Maximum Sales Load	3.25%
Maximum Sales Charge	$0.29
Maximum Offering Price Per Share	$8.95
CLASS L:
Net Assets	$174
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	20,033
Net Asset Value, Offering and Redemption Price Per Share	$8.68
CLASS C:
Net Assets	$3,303
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	381,806
Net Asset Value, Offering and Redemption Price Per Share	$8.65
CLASS R6:
Net Assets	$4,742
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	545,707
Net Asset Value, Offering and Redemption Price Per Share	$8.69
CLASS IR:
Net Assets	$12
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,425
Net Asset Value, Offering and Redemption Price Per Share	$8.68

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

September 30, 2024

High Yield Portfolio

Statement of Operations	Year Ended September 30, 2024 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$7,788
Dividends from Security of Affiliated Issuer (Note G)	95
Dividends from Securities of Unaffiliated Issuers	8
Total Investment Income	7,891
Expenses:
Advisory Fees (Note B)	633
Professional Fees	200
Sub Transfer Agency Fees — Class I	110
Sub Transfer Agency Fees — Class A	11
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	3
Registration Fees	86
Administration Fees (Note C)	84
Shareholder Services Fees — Class A (Note D)	28
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	35
Shareholder Reporting Fees	28
Transfer Agency Fees — Class I (Note E)	12
Transfer Agency Fees — Class A (Note E)	4
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	3
Transfer Agency Fees — Class R6 (Note E)	3
Transfer Agency Fees — Class IR (Note E)	2
Custodian Fees (Note F)	15
Trustees' Fees and Expenses	3
Other Expenses	20
Total Expenses	1,283
Waiver of Advisory Fees (Note B)	(415)
Reimbursement of Class Specific Expenses — Class I (Note B)	(97)
Reimbursement of Class Specific Expenses — Class A (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class L (Note B)	(2)
Reimbursement of Class Specific Expenses — Class C (Note B)	(2)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(3)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(2)
Reimbursement of Transfer Agency and Sub Transfer Agency Fees (Note B)	(61)
Rebate from Morgan Stanley Affiliate (Note G)	(3)
Net Expenses	698
Net Investment Income	7,193
Realized Gain (Loss):
Investments Sold	(4,320)
Investments in Affiliates	3
Net Realized Loss	(4,317)
Change in Unrealized Appreciation (Depreciation):
Investments	11,609
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	7,292
Net Increase in Net Assets Resulting from Operations	$14,485

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

September 30, 2024

High Yield Portfolio

Statements of Changes in Net Assets	Year Ended September 30, 2024 (000)	Year Ended September 30, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$7,193	$8,132
Net Realized Loss	(4,317)	(12,076)
Net Change in Unrealized Appreciation (Depreciation)	11,609	17,068
Net Increase in Net Assets Resulting from Operations	14,485	13,124
Dividends and Distributions to Shareholders:
Class I	(5,882)	(6,936)
Class A	(763)	(752)
Class L	(11)	(10)
Class C	(208)	(214)
Class R6	(463)	(389)
Class IR	(1)	(1)
Class W*	—	(1)
Total Dividends and Distributions to Shareholders	(7,328)	(8,303)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	32,056	28,162
Distributions Reinvested	5,496	6,642
Redeemed	(83,006)	(71,061)
Class A:
Subscribed	6,540	7,175
Distributions Reinvested	763	752
Redeemed	(7,804)	(8,669)
Class L:
Exchanged	—	37
Distributions Reinvested	11	10
Redeemed	(15)	(110)
Class C:
Subscribed	143	537
Distributions Reinvested	208	214
Redeemed	(833)	(1,466)
Class R6:
Subscribed	4,431	13
Distributions Reinvested	463	389
Redeemed	(5,471)	(3,832)
Class IR:
Distributions Reinvested	1	1
Class W:*
Distributions Reinvested	—	1
Redeemed	—	(10)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(47,017)	(41,215)
Total Decrease in Net Assets	(39,860)	(36,394)
Net Assets:
Beginning of Period	105,588	141,982
End of Period	$65,728	$105,588

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

September 30, 2024

High Yield Portfolio

Statements of Changes in Net Assets (cont'd)	Year Ended September 30, 2024 (000)	Year Ended September 30, 2023 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,833	3,470
Shares Issued on Distributions Reinvested	661	819
Shares Redeemed	(9,794)	(8,737)
Net Decrease in Class I Shares Outstanding	(5,300)	(4,448)
Class A:
Shares Subscribed	786	882
Shares Issued on Distributions Reinvested	92	93
Shares Redeemed	(938)	(1,068)
Net Decrease in Class A Shares Outstanding	(60)	(93)
Class L:
Shares Exchanged	—	5
Shares Issued on Distributions Reinvested	1	1
Shares Redeemed	(2)	(14)
Net Decrease in Class L Shares Outstanding	(1)	(8)
Class C:
Shares Subscribed	18	65
Shares Issued on Distributions Reinvested	25	27
Shares Redeemed	(100)	(181)
Net Decrease in Class C Shares Outstanding	(57)	(89)
Class R6:
Shares Subscribed	523	1
Shares Issued on Distributions Reinvested	55	48
Shares Redeemed	(646)	(475)
Net Decrease in Class R6 Shares Outstanding	(68)	(426)
Class IR:
Shares Issued on Distributions Reinvested	— @	— @
Class W:*
Shares Issued on Distributions Reinvested	—	— @
Shares Redeemed	—	(1)
Net Decrease in Class W Shares Outstanding	—	(1)

*  Effective June 28, 2023, Class W shares were liquidated.

@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

September 30, 2024

Financial Highlights

High Yield Portfolio

	Class I
	Year Ended September 30,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$8.09		$7.84		$9.68		$9.19		$9.78
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.58		0.54		0.50		0.53		0.57
Net Realized and Unrealized Gain (Loss)	0.60		0.26		(1.83)		0.49		(0.57)
Total from Investment Operations	1.18		0.80		(1.33)		1.02		0.00
Distributions from and/or in Excess of:
Net Investment Income	(0.59)		(0.55)		(0.51)		(0.53)		(0.59)
Net Asset Value, End of Period	$8.68		$8.09		$7.84		$9.68		$9.19
Total Return(2)	15.15	%(3)	10.34%		(14.27)%		11.38%		0.15%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$46,008		$85,713		$117,898		$161,038		$155,539
Ratio of Expenses Before Expense Limitation	1.16%		1.19%		1.04%		1.03%		1.02%
Ratio of Expenses After Expense Limitation	0.59	%(4)(5)	0.65	%(5)	0.65	%(5)	0.65	%(5)	0.65	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		0.65	%(5)	0.65	%(5)
Ratio of Net Investment Income	6.89	%(4)(5)	6.66	%(5)	5.64	%(5)	5.50	%(5)	6.20	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	80%		57%		28%		54%		69%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(4)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	0.65%	6.83%

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

September 30, 2024

Financial Highlights

High Yield Portfolio

	Class A
	Year Ended September 30,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$8.07		$7.82		$9.67		$9.17		$9.76
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.55		0.51		0.47		0.49		0.55
Net Realized and Unrealized Gain (Loss)	0.60		0.26		(1.84)		0.51		(0.58)
Total from Investment Operations	1.15		0.77		(1.37)		1.00		(0.03)
Distributions from and/or in Excess of:
Net Investment Income	(0.56)		(0.52)		(0.48)		(0.50)		(0.56)
Net Asset Value, End of Period	$8.66		$8.07		$7.82		$9.67		$9.17
Total Return(2)	14.81	%(3)	9.98%		(14.69)%		11.14%		(0.22)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$11,489		$11,192		$11,573		$17,116		$14,595
Ratio of Expenses Before Expense Limitation	1.39%		1.45%		1.29%		1.27%		1.31%
Ratio of Expenses After Expense Limitation	0.94	%(4)(5)	1.00	%(5)	1.00	%(5)	0.99	%(5)	1.00	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		0.99	%(5)	1.00	%(5)
Ratio of Net Investment Income	6.54	%(4)(5)	6.31	%(5)	5.27	%(5)	5.16	%(5)	5.87	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	80%		57%		28%		54%		69%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(4)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	1.00%	6.48%

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

September 30, 2024

Financial Highlights

High Yield Portfolio

	Class L
	Year Ended September 30,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$8.08		$7.83		$9.67		$9.17		$9.76
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.53		0.49		0.45		0.47		0.52
Net Realized and Unrealized Gain (Loss)	0.61		0.25		(1.84)		0.51		(0.58)
Total from Investment Operations	1.14		0.74		(1.39)		0.98		(0.06)
Distributions from and/or in Excess of:
Net Investment Income	(0.54)		(0.49)		(0.45)		(0.48)		(0.53)
Net Asset Value, End of Period	$8.68		$8.08		$7.83		$9.67		$9.17
Total Return(2)	14.47	%(3)	9.76%		(14.92)%		10.84%		(0.46)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$174		$166		$222		$383		$425
Ratio of Expenses Before Expense Limitation	2.96%		3.18%		2.16%		1.98%		1.91%
Ratio of Expenses After Expense Limitation	1.19	%(4)(5)	1.25	%(5)	1.25	%(5)	1.25	%(5)	1.25	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.25	%(5)	1.25	%(5)
Ratio of Net Investment Income	6.29	%(4)(5)	6.05	%(5)	5.02	%(5)	4.90	%(5)	5.60	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	80%		57%		28%		54%		69%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(4)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	1.25%	6.23%

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

September 30, 2024

Financial Highlights

High Yield Portfolio

	Class C
	Year Ended September 30,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$8.06		$7.81		$9.65		$9.16		$9.75
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.48		0.45		0.40		0.42		0.46
Net Realized and Unrealized Gain (Loss)	0.61		0.26		(1.83)		0.50		(0.56)
Total from Investment Operations	1.09		0.71		(1.43)		0.92		(0.10)
Distributions from and/or in Excess of:
Net Investment Income	(0.50)		(0.46)		(0.41)		(0.43)		(0.49)
Net Asset Value, End of Period	$8.65		$8.06		$7.81		$9.65		$9.16
Total Return(2)	13.94	%(3)	9.16%		(15.27)%		10.20%		(0.93)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,303		$3,539		$4,121		$6,418		$7,633
Ratio of Expenses Before Expense Limitation	2.19%		2.22%		2.05%		2.01%		2.02%
Ratio of Expenses After Expense Limitation	1.69	%(4)(5)	1.75	%(5)	1.75	%(5)	1.74	%(5)	1.74	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.74	%(5)	1.74	%(5)
Ratio of Net Investment Income	5.79	%(4)(5)	5.56	%(5)	4.51	%(5)	4.41	%(5)	5.06	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	80%		57%		28%		54%		69%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(4)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	1.75%	5.73%

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

September 30, 2024

Financial Highlights

High Yield Portfolio

	Class R6(1)
	Year Ended September 30,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$8.09		$7.84		$9.69		$9.19		$9.78
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.58		0.54		0.51		0.53		0.55
Net Realized and Unrealized Gain (Loss)	0.61		0.26		(1.84)		0.50		(0.55)
Total from Investment Operations	1.19		0.80		(1.33)		1.03		0.00
Distributions from and/or in Excess of:
Net Investment Income	(0.59)		(0.55)		(0.52)		(0.53)		(0.59)
Net Asset Value, End of Period	$8.69		$8.09		$7.84		$9.69		$9.19
Total Return(3)	15.31	%(4)	10.35%		(14.30)%		11.49%		0.18%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,742		$4,967		$8,149		$3,526		$5,471
Ratio of Expenses Before Expense Limitation	1.06%		1.10%		0.94%		0.94%		0.94%
Ratio of Expenses After Expense Limitation	0.56	%(5)(6)	0.62	%(6)	0.62	%(6)	0.62	%(6)	0.62	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		0.62	%(6)	0.62	%(6)
Ratio of Net Investment Income	6.92	%(5)(6)	6.69	%(6)	5.82	%(6)	5.54	%(6)	6.20	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	80%		57%		28%		54%		69%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(5)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	0.62%	6.86%

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

September 30, 2024

Financial Highlights

High Yield Portfolio

	Class IR
	Year Ended September 30,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$8.09		$7.84		$9.69		$9.19		$9.78
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.58		0.54		0.48		0.50		0.52
Net Realized and Unrealized Gain (Loss)	0.60		0.26		(1.81)		0.53		(0.52)
Total from Investment Operations	1.18		0.80		(1.33)		1.03		0.00
Distributions from and/or in Excess of:
Net Investment Income	(0.59)		(0.55)		(0.52)		(0.53)		(0.59)
Net Asset Value, End of Period	$8.68		$8.09		$7.84		$9.69		$9.19
Total Return(2)	15.18	%(3)	10.36%		(14.30)%		11.49%		0.18%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$12		$11		$10		$11		$10
Ratio of Expenses Before Expense Limitation	18.85%		21.53%		19.61%		18.97%		20.43%
Ratio of Expenses After Expense Limitation	0.56	%(4)(5)	0.62	%(5)	0.62	%(5)	0.62	%(5)	0.62	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		0.62	%(5)	0.62	%(5)
Ratio of Net Investment Income	6.92	%(4)(5)	6.69	%(5)	5.38	%(5)	5.26	%(5)	5.70	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	80%		57%		28%		54%		69%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class IR shares.

(4)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class IR shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	0.62%	6.86%

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of six separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). All Funds are considered diversified for purposes of the Act.

The Trust applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relate to the High Yield Portfolio. The Fund seeks total return. The Fund has issued six classes of shares — Class I, Class A, Class L, Class C, Class R6 and Class IR. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. On June 28, 2023, Class W shares were liquidated as a share class of the Fund. Accordingly, no financial highlights have been presented for Class W.

The Fund has suspended offering Class L shares for sale to all investors. Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (4) certain senior loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (5) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring

19

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Financial Statements (cont'd)

after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$59,653	$—	†	$59,653	†
Senior Loan Interests	—	4,552	—		4,552
Total Fixed Income Securities	—	64,205	—	†	64,205	†
Common Stocks
Automobile Components	—	—	—	†	—	†
Diversified REITs	—	2	—		2
Machinery	—	—	83		83
Semiconductors & Semiconductor Equipment	—	13	—		13
Total Common Stocks	—	15	83	†	98	†
Short-Term Investment
Investment Company	1,092	—	—		1,092
Total Assets	$1,092	$64,220	$83	†	$65,395	†

†  Includes one or more securities valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.
20

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Financial Statements (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fixed Income (000)		Common Stock (000)
Beginning Balance	$—		$72	†
Purchases	—		—
Sales	—		—
Transfers in	—	†	—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		11
Realized gains (losses)	—		—
Ending Balance	$—	†	$83	†
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2024	$—		$11

†  Includes one or more securities valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2024:

	Fair Value at September 30, 2024 (000)	Valuation Technique	Unobservable Input	Amount*		Impact to Valuation from an Increase in Input**
Common Stock	$83	Market Comparable Companies	Enterprise Value/ EBITDA	2.6	x	Increase
			Enterprise Value/ Revenue	0.32	x	Increase
			Discount for Lack of Marketability	30.0%		Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Senior Loans: Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

4.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when- issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

21

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Financial Statements (cont'd)

5.  Indemnifications: The Trust enters into contracts that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. When the Fund buys an interest in a Senior Loan, it may receive a commitment fee which is paid to lenders on an ongoing basis based upon the undrawn portion committed by the lenders of the underlying Senior Loan. The Fund accrues the commitment fee over the expected term of the loan. When the Fund sells an interest in a Senior Loan, it may be required to pay fees or commissions to the purchaser of the interest. Fees received in connection with loan amendments are accrued as earned. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.60% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.65% for Class I shares, 1.00% for Class A shares, 1.25% for Class L shares, 1.75% for Class C shares, 0.62% for Class R6 shares and 0.62% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the year ended September 30, 2024, approximately $415,000 of advisory fees were waived and approximately $106,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser agreed to reimburse the Fund for prior years overpayment of transfer agency and sub transfer agency fees. This was reflected as "Reimbursement of Transfer Agency and Sub Transfer Agency Fees" in the Statement of Operations.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to

22

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Financial Statements (cont'd)

Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Trust pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended September 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to approximately $2,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the year ended September 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $80,733,000 and $129,524,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended September 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended September 30, 2024, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Fund.

The Fund invests in Eaton Vance High Yield ETF, a management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Eaton Vance High Yield ETF. For the year ended September 30, 2024, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Eaton Vance High Yield ETF.

A summary of the Fund's transactions in shares of affiliated investments during the year ended September 30, 2024 is as follows:

Affiliated Investment Company/Issuer	Value September 30, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$—	$55,063	$53,971	$92
Eaton Vance High Yield ETF	—	263	266	3
Total	$—	$55,326	$54,237	$95
Affiliated Investment Company/Issuer (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value September 30, 2024 (000)
Liquidity Fund	$—	$—	$1,092
Eaton Vance High Yield ETF	3	—	—
Total	$3	$—	$1,092

23

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Financial Statements (cont'd)

Each Trustee receives an annual retainer fee for serving as a Trustee of the Morgan Stanley Funds. The aggregate compensation paid to each Trustee is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company ("RIC") and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 Distributions Paid From:	2023 Distributions Paid From:
Ordinary Income (000)	Ordinary Income (000)
$7,328	$8,303

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended September 30, 2024.

At September 30, 2024, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$617	$—

At September 30, 2024, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $1,698,000 and $32,185,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency

24

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Financial Statements (cont'd)

purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended September 30, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At September 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 67.6%.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

25

Morgan Stanley Institutional Fund Trust

September 30, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders of High Yield Portfolio and the
Board of Trustees of Morgan Stanley Institutional Fund Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of High Yield Portfolio (the "Fund") (one of the funds constituting Morgan Stanley Institutional Fund Trust (the "Trust")), including the portfolio of investments, as of September 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Morgan Stanley Institutional Fund Trust) at September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
November 26, 2024

26

Morgan Stanley Institutional Fund Trust

September 30, 2024

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one- and three-year periods but below its peer group average for the five-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than its peer group average and actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

27

Morgan Stanley Institutional Fund Trust

September 30, 2024

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

28

Morgan Stanley Institutional Fund Trust

September 30, 2024

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended September 30, 2024. For corporate shareholders 0.10% of the dividends qualified for the dividends received deduction.

The Fund designated approximately $652,000 of its distributions paid as qualified interest income.

The Fund designated approximately $753,000 of its distributions paid as business interest income.

For federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended September 30, 2024. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of approximately $8,000 as taxable at this lower rate.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

29

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSYPX-NCSR 9.30.24

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Annual Financial Statements and Additional Information

September 30, 2024

Morgan Stanley Institutional Fund Trust

September 30, 2024

Table of Contents (unaudited)

Portfolio of Investments	2
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	12
Report of Independent Registered Public Accounting Firm	17
Investment Advisory Agreement Approval	18
Federal Tax Notice	20

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

September 30, 2024

Portfolio of Investments

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (12.8%)
Domestic Bank (0.5%)
Bank of America NA
5.75%, 11/19/24	$50,000	$50,053
International Banks (12.3%)
Banco Santander SA (New York Branch),
5.52%, 6/6/25	200,000	201,560
5.61%, 6/2/25	100,000	100,818
Credit Industriel ET Commercial SA
5.60%, 5/1/25	125,000	125,796
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
5.58%, 5/2/25	130,000	130,852
National Bank of Kuwait (New York),
5.15%, 12/23/24	200,000	200,089
5.70%, 10/18/24	100,000	100,036
5.73%, 10/1/24	200,000	200,004
Natixis (New York Branch),
5.63%, 6/2/25	73,000	73,570
6.02%, 10/2/24	25,000	25,001
Qatar National Bank,
5.72%, 4/10/25	110,000	107,338
5.74%, 6/12/25	50,000	48,457
5.83%, 5/30/25	75,000	72,785
		1,386,306
Total Certificates of Deposit (Cost $1,430,166)		1,436,359
Commercial Paper (a) (22.6%)
Asset-Backed Diversified Financial Services (0.8%)
Paradelle Funding LLC
5.48%, 6/16/25 - 6/17/25	98,000	95,025
Automobile (0.7%)
Volkswagen Group of America Finance LLC
5.68%, 1/17/25	77,000	75,853
Consumer, Non-Cyclical (0.4%)
LVMH Moet Hennessy Louis Vuitton
5.93%, 10/11/24	42,500	42,438
Domestic Banks (5.2%)
HSBC USA, Inc.,
5.39%, 8/1/25	4,000	3,851
5.46%, 7/30/25	60,000	57,774
5.57%, 7/15/25 - 7/23/25 (b)	107,000	103,185
5.68%, 1/2/25	50,000	49,380
5.80%, 6/20/25	18,000	17,422
5.88%, 6/5/25	95,000	92,143
5.91%, 5/9/25 (b)	55,000	53,534
5.92%, 5/20/25	15,000	14,580
5.99%, 12/6/24 - 5/23/25	67,000	65,621
6.11%, 12/9/24 (b)	65,000	64,391
6.27%, 11/22/24	30,000	29,786
6.29%, 11/27/24	35,000	34,727
		586,394
	Face Amount (000)	Value (000)
Finance (1.6%)
Barclays Capital, Inc.,
5.32%, 7/15/25	$75,000	$72,517
5.36%, 7/22/25	7,000	6,763
5.98%, 11/5/24	50,000	49,757
6.14%, 10/4/24	50,000	49,973
		179,010
Health Care Services (0.8%)
Catholic Health Initiatives,
5.57%, 4/3/25	65,357	63,664
5.61%, 4/2/25	25,000	24,356
		88,020
Insurance (0.2%)
Prudential Financial, Inc.
4.85%, 10/1/24	20,000	19,997
International Banks (11.2%)
Bank of Montreal
5.60%, 5/1/25	25,000	24,374
Barclays Bank PLC
4.84%, 10/2/24	75,000	74,980
Barclays U.S. CCP
5.51%, 5/14/25	85,000	82,713
BNG Bank NV
2.90%, 10/2/24	250,000	249,934
BPCE SA
4.86%, 12/23/24	25,000	24,729
Lloyds Bank PLC
5.94%, 10/11/24	19,000	18,972
Macquarie Bank Ltd.
5.49%, 6/6/25	125,000	121,372
Nationwide Building Society
4.84%, 10/2/24	400,000	399,893
Societe Generale SA
5.71%, 12/2/24 (b)	268,750	266,251
		1,263,218
Utilities (1.1%)
Total Energies Capital SA
4.83%, 10/4/24	125,000	124,933
Wireless Telecom Services (0.6%)
Cisco Systems, Inc.,
5.13%, 3/6/25	43,500	42,666
5.15%, 3/7/25 (b)	24,000	23,537
		66,203
Total Commercial Paper (Cost $2,534,774)		2,541,091
Corporate Bonds (17.2%)
Automobile (2.9%)
BMW U.S. Capital LLC
3.90%, 4/9/25 (b)	500	498
General Motors Financial Co., Inc.,
2.75%, 6/20/25	57,836	56,920
3.80%, 4/7/25	26,287	26,101

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund Trust

September 30, 2024

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Automobile (cont'd)
4.30%, 7/13/25	$4,967	$4,948
4.35%, 4/9/25	22,156	22,074
Hyundai Capital America,
5.80%, 6/26/25 (b)	2,000	2,015
5.88%, 4/7/25 (b)	2,603	2,613
6.00%, 7/11/25 (b)	10,712	10,820
Volkswagen Group of America Finance LLC,
3.35%, 5/13/25 (b)	40,901	40,516
3.95%, 6/6/25 (b)	33,979	33,758
5.80%, 9/12/25 (b)(c)	119,643	120,997
		321,260
Automobiles Manufacturing (0.2%)
Daimler Truck Finance North America LLC,
1.63%, 12/13/24 (b)	5,000	4,962
5.20%, 1/17/25 (b)	10,000	10,003
5.60%, 8/8/25 (b)	5,000	5,042
		20,007
Computer Technology (2.0%)
Dell International LLC / EMC Corp.
5.85%, 7/15/25	9,998	10,076
HP, Inc.
2.20%, 6/17/25	110,810	108,811
Oracle Corp.,
2.50%, 4/1/25	20,128	19,899
2.95%, 5/15/25	93,024	92,018
		230,804
Consumer, Non-Cyclical (0.5%)
AbbVie, Inc.
3.60%, 5/14/25	62,042	61,656
Domestic Banks (1.5%)
Bank of America Corp.
3.88%, 8/1/25	34,446	34,348
JP Morgan Chase & Co.
3.90%, 7/15/25	11,157	11,117
Wells Fargo & Co.
3.55%, 9/29/25 (c)	123,276	122,261
		167,726
Finance (2.0%)
American Express Co.
3.95%, 8/1/25	167,034	166,362
Fiserv, Inc.
3.85%, 6/1/25	59,507	59,101
		225,463
Insurance (0.0%)‡
Equitable Financial Life Global Funding
1.10%, 11/12/24 (b)	2,857	2,844
International Banks (8.1%)
Bank of Montreal
1.85%, 5/1/25	23,899	23,523
	Face Amount (000)	Value (000)
Bank of Nova Scotia,
1.30%, 6/11/25	$67,321	$65,870
5.45%, 6/12/25	52,267	52,584
Canadian Imperial Bank of Commerce,
3.95%, 8/4/25	82,339	82,018
5.14%, 4/28/25	31,336	31,424
Goldman Sachs Group, Inc.,
3.50%, 4/1/25	89,257	88,716
3.75%, 5/22/25	43,119	42,866
Lloyds Banking Group PLC
4.45%, 5/8/25	20,316	20,254
Macquarie Group Ltd.
6.21%, 11/22/24 (b)	3,625	3,629
Nationwide Building Society
3.90%, 7/21/25 (b)	3,796	3,778
NatWest Markets PLC
3.48%, 3/22/25 (b)	50,000	49,622
Royal Bank of Canada,
4.95%, 4/25/25	1,698	1,701
2.25%, 11/1/24	16,000	15,962
1.15%, 6/10/25	60,000	58,638
5.66%, 10/25/24	37,641	37,656
Sumitomo Mitsui Financial Group, Inc.
1.47%, 7/8/25	218,288	213,295
Swedbank AB
3.36%, 4/4/25 (b)	1,000	994
3.77%, 6/6/25	26,318	26,177
UBS AG Stamford
2.95%, 4/9/25	10,823	10,717
UBS Group AG,
3.75%, 3/26/25	52,838	52,569
4.13%, 9/24/25 (b)(c)	24,167	24,098
		906,091
Total Corporate Bonds (Cost $1,929,465)		1,935,851
Floating Rate Notes (d) (18.7%)
Asset-Backed Diversified Financial Services (5.3%)
Chariot Funding LLC,
5.10%, 3/10/25 (b)	20,000	20,001
5.11%, 1/17/25 (b)	50,000	50,002
SOFR + 0.32%, 5.15%, 3/14/25 - 3/17/25 (b)	490,000	490,082
Collateralized Commercial Paper Flex Co. LLC,
5.11%, 3/21/25 (b)	37,000	37,002
		597,087
Automobile (5.0%)
American Honda Finance Corp.,
SOFR + 0.45%, 5.29%, 6/13/25	200,000	200,152
MTN
SOFR + 0.45%, 5.33%, 4/29/25	280,000	280,351
SOFR + 0.55%, 5.42%, 2/12/25	5,000	5,004
SOFR + 0.70%, 5.57%, 11/22/24	73,620	73,678
		559,185

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund Trust

September 30, 2024

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Automobiles Manufacturing (0.0%)‡
Daimler Truck Finance North America LLC,
SOFR + 0.75%, 5.61%, 12/13/24 (b)	$5,000	$5,006
Diversified Financial Services (2.2%)
Macquarie International Bank Ltd.,
SOFR + 0.28%, 5.11%, 12/13/24	100,000	100,033
Mizuho Markets Cayman LP,
MTN
SOFR + 0.60%, 5.45%, 10/6/25 (b)	150,000	150,010
		250,043
Domestic Banks (4.1%)
Bank of America Corp.,
MTN
3.09%, 10/1/25	72,953	72,953
Bank of America NA,
5.21%, 7/3/25	150,000	150,022
Citibank NA,
SOFR + 0.60%, 5.43%, 10/29/24	90,000	90,038
Wells Fargo Bank NA,
SOFR + 0.60%, 5.43%, 11/1/24	150,000	150,069
		463,082
Finance (1.5%)
Citigroup, Inc.,
SOFR + 0.69%, 5.57%, 10/30/24	162,393	162,469
International Banks (0.6%)
DBS Group Holdings Ltd.,
SOFR + 0.30%, 5.17%, 11/22/24 (b)	12,550	12,551
Goldman Sachs Group, Inc.,
MTN
3 Month Term SOFR + 1.56%, 6.66%, 11/23/24	23,000	23,041
Macquarie Group Ltd.,
1.20%, 10/14/25 (b)	26,961	26,922
Royal Bank of Canada,
SOFR + 0.34%, 5.24%, 10/7/24	6,000	6,000
		68,514
Total Floating Rate Notes (Cost $2,104,440)		2,105,386
Repurchase Agreements (23.6%)
Bank of America Securities, Inc., (5.33% (d), dated 9/24/24, due 9/29/25; proceeds $237,326; fully collateralized by various Common Stocks and Preferred Stocks; valued at $236,250) (Demand 10/1/24) (e)	225,000	225,000
Barclays Bank PLC, (4.91%, dated 9/30/24, due 10/1/24; proceeds $75,010; fully collateralized by a U.S. Government obligation, 0.38% due 7/15/25; valued at $76,510)	75,000	75,000
BMO Capital Markets Corp., (4.93%, dated 9/30/24, due 10/1/24; proceeds $10,001; fully collateralized by various Corporate Bonds, 2.73% - 7.44% due 2/1/25 - 3/1/40; valued at $10,500)	10,000	10,000
	Face Amount (000)	Value (000)
BNP Paribas Prime Brokerage, Inc., (4.95%, dated 9/30/24, due 10/1/24; proceeds $300,041; fully collateralized by various Common Stocks and Preferred Stocks; valued at $315,043) (e)	$300,000	$300,000
BNP Paribas SA, (5.04% (d), dated 6/29/22, due 10/7/24; proceeds $256,758; fully collateralized by various Corporate Bonds, 3.20% - 14.00% due 11/1/25 - 3/31/55; valued at $243,677) (Demand 10/1/24) (e)	230,000	230,000
Citigroup Global Markets, Inc., (5.47% (d), dated 11/14/22, due 1/3/25; proceeds $223,734; fully collateralized by various Corporate Bonds, 3.13% - 13.00% due 12/15/24 - 3/15/55; valued at $212,000) (Demand 10/1/24) (e)	200,000	200,000
JP Morgan Securities LLC, (5.08% (d), dated 11/17/21, due 10/7/24; proceeds $80,421; fully collateralized by various Common Stocks and Preferred Stocks; valued at $74,803) (Demand 10/1/24) (e)	70,000	70,000
JP Morgan Securities LLC, (5.28% (d), dated 1/5/23, due 12/30/24; proceeds $320,837; fully collateralized by various Corporate Bonds, 3.13% - 11.75% due 12/15/24 - 12/21/65; valued at $308,734) (Demand 10/1/24) (e)	290,000	290,000
JP Morgan Securities LLC, (5.23% (d), dated 9/17/24, due 3/17/25; proceeds $102,630; fully collateralized by various Corporate Bonds, 3.88% - 11.25% due 12/15/27 - 12/15/54; valued at $106,220) (Demand 10/1/24)	100,000	100,000
Mizuho Securities USA LLC, (5.28%, dated 9/12/24, due 12/12/24; proceeds $76,001; fully collateralized by a U.S. Government agency security, 4.17% due 5/1/34; valued at $77,250)	75,000	75,000
MUFG Securities Americas, Inc., (4.89%, dated 9/30/24, due 10/1/24; proceeds $420,057; fully collateralized by fully collateralized by various U.S. Government obligations, 0.50% - 2.25% due 2/15/27 - 8/31/27; Common Stocks; valued at $441,060) (e)	420,000	420,000
MUFG Securities Americas, Inc., (4.88%, dated 9/30/24, due 10/1/24; proceeds $99,013; fully collateralized by various Corporate Bonds, 2.14% - 7.05% due 11/10/25 - 12/31/79; valued at $103,964) (e)	99,000	99,000
Pershing LLC, (5.15%, dated 9/30/24, due 10/1/24; proceeds $25,004; fully collateralized by various Corporate Bonds, 1.60% - 9.49% due 12/15/24 - 10/31/82; valued at $26,355) (e)	25,000	25,000
Societe Generale SA, (4.98%, dated 9/30/24, due 10/1/24; proceeds $230,032; fully collateralized by various Corporate Bonds, 1.05% - 14.00% due 12/01/24 - 12/31/79; valued at $242,439) (e)	230,000	230,000
TD Securities USA LLC, (4.90%, dated 9/30/24, due 10/1/24; proceeds $300,041; fully collateralized by various Corporate Bonds, 3.35% - 6.35% due 1/26/26 - 9/15/54; valued at $315,001)	300,000	300,000
Total Repurchase Agreements (Cost $2,649,000)		2,649,000

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

September 30, 2024

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Time Deposits (4.8%)
International Banks (4.8%)
Credit Agricole Corporate and Investment Bank
4.81%, 10/1/24	$80,000	$80,000
National Bank of Canada (Montreal Branch)
4.82%, 10/1/24	455,000	455,000
Total Time Deposits (Cost $535,000)		535,000
Total Investments (99.7%) (Cost $11,182,845) (f)(g)		11,202,687
Other Assets in Excess of Liabilities (0.3%)		28,463
Net Assets (100.0%)		$11,231,150

‡  Amount is less than 0.05%.

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  All or a portion of the security is subject to delayed delivery.

(d)  Floating or variable rate securities: The rates disclosed are as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(e)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of September 30, 2024.

(f)  Securities are available as collateral in connection with securities purchased on a forward commitment basis.

(g)  At September 30, 2024, the aggregate cost for federal income tax purposes is $11,182,845,000. The aggregate gross unrealized appreciation is $20,015,000 and the aggregate gross unrealized depreciation is $173,000, resulting in net unrealized appreciation of $19,842,000.

MTN  Medium Term Note.

SOFR  Secured Overnight Financing Rate.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	23.6%
Commercial Paper	22.7
Floating Rate Notes	18.8
Corporate Bonds	17.3
Certificates of Deposit	12.8
Other*	4.8
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

September 30, 2024

Ultra-Short Income Portfolio

Statement of Assets and Liabilities	September 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $11,182,845, including value of repurchase agreements of $2,649,000)	$11,202,687
Cash	251
Receivable for Investments Sold	165,889
Interest Receivable	54,544
Receivable for Fund Shares Sold	52,463
Other Assets	1,037
Total Assets	11,476,871
Liabilities:
Payable for Investments Purchased	205,828
Payable for Fund Shares Redeemed	32,610
Payable for Advisory Fees	4,280
Dividends Payable	1,019
Payable for Administration Fees	689
Payable for Shareholder Services Fees — Institutional Class	37
Payable for Shareholder Services Fees — Class A	542
Payable for Custodian Fees	77
Payable for Professional Fees	72
Payable for Transfer Agency Fees — Class IR	6
Payable for Transfer Agency Fees — Institutional Class	2
Payable for Transfer Agency Fees — Class A	2
Other Liabilities	557
Total Liabilities	245,721
Net Assets	$11,231,150
Net Assets Consist of:
Paid-in-Capital	$11,272,396
Total Accumulated Loss	(41,246)
Net Assets	$11,231,150
CLASS IR:
Net Assets	$5,527,625
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	552,974,196
Net Asset Value, Offering and Redemption Price Per Share	$10.00
INSTITUTIONAL CLASS:
Net Assets	$979,257
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	97,948,546
Net Asset Value, Offering and Redemption Price Per Share	$10.00
CLASS A:
Net Assets	$4,724,268
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	472,705,327
Net Asset Value, Offering and Redemption Price Per Share	$9.99

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

September 30, 2024

Ultra-Short Income Portfolio

Statement of Operations	Year Ended September 30, 2024 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$658,943
Expenses:
Advisory Fees (Note B)	22,687
Shareholder Services Fees — Institutional Class (Note D)	617
Shareholder Services Fees — Class A (Note D)	11,748
Administration Fees (Note C)	9,075
Registration Fees	1,004
Custodian Fees (Note F)	225
Trustees' Fees and Expenses	170
Professional Fees	153
Shareholder Reporting Fees	59
Transfer Agency Fees — Class IR (Note E)	30
Transfer Agency Fees — Institutional Class (Note E)	13
Transfer Agency Fees — Class A (Note E)	12
Pricing Fees	17
Other Expenses	539
Total Expenses	46,349
Waiver of Advisory Fees (Note B)	(5,571)
Reimbursement of Transfer Agency Fees (Note B)	(61)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(30)
Reimbursement of Class Specific Expenses — Institutional Class (Note B)	(13)
Waiver of Shareholder Services Fees — Class A (Note D)	(6,063)
Net Expenses	34,611
Net Investment Income	624,332
Realized Gain:
Investments Sold	1,409
Change in Unrealized Appreciation (Depreciation):
Investments	19,519
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	20,928
Net Increase in Net Assets Resulting from Operations	$645,260

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

September 30, 2024

Ultra-Short Income Portfolio

Statements of Changes in Net Assets	Year Ended September 30, 2024 (000)	Year Ended September 30, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$624,332	$537,318
Net Realized Gain	1,409	46
Net Change in Unrealized Appreciation (Depreciation)	19,519	11,970
Net Increase in Net Assets Resulting from Operations	645,260	549,334
Dividends and Distributions to Shareholders:
Class IR	(300,693)	(237,467)
Institutional Class	(68,088)	(75,947)
Class A	(255,551)	(223,904)
Total Dividends and Distributions to Shareholders	(624,332)	(537,318)
Capital Share Transactions:(1)
Class IR:
Subscribed	7,400,005	6,283,629
Distributions Reinvested	270,214	194,526
Redeemed	(7,032,701)	(6,549,877)
Institutional Class:
Subscribed	653,585	1,331,405
Distributions Reinvested	68,279	76,064
Redeemed	(1,191,767)	(1,968,576)
Class A:
Subscribed	3,557,714	3,934,159
Distributions Reinvested	256,167	223,899
Redeemed	(3,949,291)	(3,763,110)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	32,205	(237,881)
Total Increase (Decrease) in Net Assets	53,133	(225,865)
Net Assets:
Beginning of Period	11,178,017	11,403,882
End of Period	$11,231,150	$11,178,017
(1) Capital Share Transactions:
Class IR:
Shares Subscribed	741,112	629,870
Shares Issued on Distributions Reinvested	27,059	19,501
Shares Redeemed	(704,271)	(656,519)
Net Increase (Decrease) in Class IR Shares Outstanding	63,900	(7,148)
Institutional Class:
Shares Subscribed	65,442	133,403
Shares Issued on Distributions Reinvested	6,837	7,624
Shares Redeemed	(119,370)	(197,293)
Net Decrease in Institutional Class Shares Outstanding	(47,091)	(56,266)
Class A:
Shares Subscribed	356,326	394,450
Shares Issued on Distributions Reinvested	25,658	22,446
Shares Redeemed	(395,552)	(377,277)
Net Increase (Decrease) in Class A Shares Outstanding	(13,568)	39,619

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

September 30, 2024

Financial Highlights

Ultra-Short Income Portfolio

	Class IR
	Year Ended September 30,
Selected Per Share Data and Ratios	2024		2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.98		$9.97	$9.98	$9.99	$10.02
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.55		0.48	0.10	0.02	0.13
Net Realized and Unrealized Gain (Loss)	0.02		0.01	(0.02)	(0.01)	(0.03)
Total from Investment Operations	0.57		0.49	0.08	0.01	0.10
Distributions from and/or in Excess of:
Net Investment Income	(0.55)		(0.48)	(0.09)	(0.02)	(0.13)
Net Asset Value, End of Period	$10.00		$9.98	$9.97	$9.98	$9.99
Total Return(2)	5.93	%(3)	5.03%	0.79%	0.10%	1.03%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,527,625		$4,879,799	$4,945,966	$5,014,307	$5,388,750
Ratio of Expenses Before Expense Limitation	0.30%		0.30%	0.29%	0.30%	0.31%
Ratio of Expenses After Expense Limitation	0.25%		0.25%	0.20%	0.18%	0.24%
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A	N/A	N/A	0.24%
Ratio of Net Investment Income	5.54%		4.82%	0.96%	0.21%	1.34%
Portfolio Turnover Rate	N/A(4)		N/A(4)	N/A(4)	N/A(4)	N/A(4)

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class IR shares.

(4)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

September 30, 2024

Financial Highlights

Ultra-Short Income Portfolio

	Institutional Class
	Year Ended September 30,
Selected Per Share Data and Ratios	2024		2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.98		$9.97	$9.98	$9.99	$10.02
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.55		0.47	0.08	0.02	0.14
Net Realized and Unrealized Gain (Loss)	0.02		0.01	(0.01)	(0.01)	(0.04)
Total from Investment Operations	0.57		0.48	0.07	0.01	0.10
Distributions from and/or in Excess of:
Net Investment Income	(0.55)		(0.47)	(0.08)	(0.02)	(0.13)
Net Asset Value, End of Period	$10.00		$9.98	$9.97	$9.98	$9.99
Total Return(2)	5.88	%(3)	4.97%	0.74%	0.05%	0.98%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$979,257		$14,447,215	$2,006,592	$1,834,410	$2,544,657
Ratio of Expenses Before Expense Limitation	0.35%		0.35%	0.34%	0.35%	0.36%
Ratio of Expenses After Expense Limitation	0.30%		0.30%	0.25%	0.23%	0.29%
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A	N/A	N/A	0.29%
Ratio of Net Investment Income	5.50%		4.77%	0.79%	0.16%	1.39%
Portfolio Turnover Rate	N/A(4)		N/A(4)	N/A(4)	N/A(4)	N/A(4)

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Institutional Class shares.

(4)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

September 30, 2024

Financial Highlights

Ultra-Short Income Portfolio

	Class A
	Year Ended September 30,
Selected Per Share Data and Ratios	2024		2023	2022	2021		2020
Net Asset Value, Beginning of Period	$9.98		$9.97	$9.98	$9.99		$10.02
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.54		0.47	0.07	0.01		0.12
Net Realized and Unrealized Gain (Loss)	0.01		0.01	0.00 (2)	(0.01)		(0.04)
Total from Investment Operations	0.55		0.48	0.07	(0.00	)(2)	0.08
Distributions from and/or in Excess of:
Net Investment Income	(0.54)		(0.47)	(0.08)	(0.01)		(0.11)
Net Asset Value, End of Period	$9.99		$9.98	$9.97	$9.98		$9.99
Total Return(3)	5.69	%(4)	4.92%	0.67%	(0.03)%		0.80%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,724,268		$4,851,003	$4,451,324	$5,973,299		$9,923,736
Ratio of Expenses Before Expense Limitation	0.55%		0.55%	0.54%	0.55%		0.56%
Ratio of Expenses After Expense Limitation	0.37%		0.35%	0.31%	0.32%		0.46%
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A	N/A	N/A		0.46%
Ratio of Net Investment Income	5.42%		4.72%	0.70%	0.08%		1.16%
Portfolio Turnover Rate	N/A(5)		N/A(5)	N/A(5)	N/A(5)		N/A(5)

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(5)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of six separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). All Funds are considered diversified for purposes of the Act.

The Trust applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relate to the Ultra-Short Income Portfolio. The Fund seeks current income with capital preservation while maintaining liquidity. The Fund has issued three classes of shares — Class IR, Institutional Class and Class A.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; and (2) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value

12

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Financial Statements (cont'd)

of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$1,436,359	$—	$1,436,359
Commercial Paper	—	2,541,091	—	2,541,091
Corporate Bonds	—	1,935,851	—	1,935,851
Floating Rate Notes	—	2,105,386	—	2,105,386
Repurchase Agreements	—	2,649,000	—	2,649,000
Time Deposits	—	535,000	—	535,000
Total Assets	$—	$11,202,687	$—	$11,202,687

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-tomarket on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian for investment companies advised by the Fund's Adviser. The Fund will participate on a pro rata basis with the other investment companies in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Repurchase agreements are subject to Master Repurchase Agreements which are agreements between the Fund and its counterparties that typically include provisions which provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the repurchase agreement reducing the net settlement amount to zero.

4.  Indemnifications: The Trust enters into contracts that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

13

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Financial Statements (cont'd)

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the close of each business day. Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services and transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.20% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25% for Class IR shares, 0.30% for Institutional Class shares and 0.40% for Class A shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. In addition, the Adviser may make additional voluntary fee waivers and/or expense reimbursements. The ratios of expenses to average net assets disclosed in the Fund's Financial Highlights may be lower than the maximum expense ratios due to these additional fee waivers and/or expense reimbursements. For the year ended September 30, 2024, approximately $5,571,000 of advisory fees were waived and approximately $43,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser agreed to reimburse the Fund for prior years overpayment of transfer agency fees. This was reflected as "Reimbursement of Transfer Agency Fees" in the Statement of Operations.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to the Institutional Class shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.05% of the Fund's average daily net assets attributable to the Institutional Class shares.

The Trust has adopted a Shareholder Services Plan with respect to the Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to the Class A shares. The Distributor has agreed to waive the 12b-1 fees on Class A shares of the Fund to the extent it exceeds 0.10% of the average daily net assets of such shares on an annualized basis. Effective May 1, 2024, the Distributor has agreed to waive the 12b-1 fees on Class A shares of the Fund to the extent it exceeds 0.15% of the average daily

14

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Financial Statements (cont'd)

net assets of such shares on an annualized basis. This waiver will continue for at least one year or until such time as the Trustees act to discontinue all or a portion of such waiver when it deems such action is appropriate. For the year ended September 30, 2024, this waiver amounted to approximately $6,063,000.

The Distributor, Adviser and Administrator may also waive the shareholder services fees, advisory fees, administration fees and/or reimburse expenses to enable the Fund to maintain a minimum level of daily net investment income. This arrangement had no effect for the year ended September 30, 2024. The Distributor, Adviser and Administrator may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

The shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Institutional Class and Class A shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Trust pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Morgan Stanley Services Company Inc. serves as Co-Transfer Agent and provides certain transfer agency services to the Fund with respect to certain direct transactions with the Fund.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment Morgan Stanley Institutional Fund Trust options under the Compensation Plan. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 Distributions Paid From:	2023 Distributions Paid From:
Ordinary Income (000)	Ordinary Income (000)
$624,332	$537,318

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains

15

Morgan Stanley Institutional Fund Trust

September 30, 2024

Notes to Financial Statements (cont'd)

(losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended September 30, 2024

At September 30, 2024, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2,905	$—

At September 30, 2024, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $62,528,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended September 30, 2024, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $1,410,000.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended September 30, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At September 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 78.7%.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

16

Morgan Stanley Institutional Fund Trust

September 30, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders of Ultra-Short Income Portfolio and the
Board of Trustees of Morgan Stanley Institutional Fund Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Ultra-Short Income Portfolio (the "Fund") (one of the funds constituting Morgan Stanley Institutional Fund Trust (the "Trust")), including the portfolio of investments, as of September 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Morgan Stanley Institutional Fund Trust) at September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
November 26, 2024

17

Morgan Stanley Institutional Fund Trust

September 30, 2024

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the three- and five-year periods but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

18

Morgan Stanley Institutional Fund Trust

September 30, 2024

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

19

Morgan Stanley Institutional Fund Trust

September 30, 2024

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended September 30, 2024.

The Fund designated approximately $3,373,000 of its distributions paid as qualified interest income.

The Fund designated approximately $6,217,000 of its distributions paid as business interest income.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

20

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

MUAIX-NCSR 9.30.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This information is disclosed as part of the Financial Statements included in Item 7 of this form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund Trust

By:	/s/ John H. Gernon

John H. Gernon

Principal Executive Officer

Date:	November 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Francis J. Smith

Francis J. Smith

Principal Financial Officer

Date:	November 21, 2024

By:	/s/ John H. Gernon

John	H. Gernon

Principal Executive Officer

Date:	November 21, 2024